As Filed with the United States Securities and Exchange Commission on February 27, 2025.
1933 Act Registration No. 033-44611
1940 Act Registration No. 811-06463

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 107	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 109	☒

AIM INTERNATIONAL MUTUAL FUNDS
(INVESCO INTERNATIONAL MUTUAL FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
February 28, 2025
Class: A (QMGAX), C (QMGCX), R (QMGRX), Y (QMGYX), R5 (GMAGX), R6 (QMGIX)

Invesco Advantage International Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Advantage International Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%

Distribution and/or Service (12b-1) Fees	0.23	1.00	0.50	None	None	None

Other Expenses	1.21	1.21	1.21	1.21	1.10	1.10

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.94	2.71	2.21	1.71	1.60	1.60

Fee Waiver and/or Expense Reimbursement[2]	0.76	0.78	0.78	0.78	0.67	0.67

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18	1.93	1.43	0.93	0.93	0.93

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.18%, 1.93%, 1.43%, 0.93%, 0.93% and 0.93%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$664	$1,056	$1,473	$2,632

Class C	$296	$767	$1,365	$2,797

Class R	$146	$616	$1,113	$2,483

Class Y	$95	$463	$855	$1,954

Class R5	$95	$439	$808	$1,844

Class R6	$95	$439	$808	$1,844

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$664	$1,056	$1,473	$2,632

Class C	$196	$767	$1,365	$2,797

Class R	$146	$616	$1,113	$2,483

Class Y	$95	$463	$855	$1,954

Class R5	$95	$439	$808	$1,844

Class R6	$95	$439	$808	$1,844

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing mainly in a broad range of international equity securities and other types of investments, including derivatives. Invesco Advisers, Inc.’s (Invesco or the Adviser) Global Asset Allocation (GAA) Team evaluates market conditions regularly to determine investments for the portfolio that the team expects to perform well based on an evaluation of the market environment. As part of its evaluation and security selection process, the GAA Team considers, among other things, certain factors such as earnings quality and profitability, price momentum, valuation metrics, market capitalization and historical volatility. The GAA Team may also invest in the securities comprising one or more factor indices when determining the Fund’s exposure to a particular factor.
The Fund may invest without limit in all types of equity securities, including common stock, depositary receipts, and other securities or instruments whose prices are linked to the value of common stock.
There are no restrictions on where the Fund may invest geographically or on the amount of the Fund’s assets that can be invested in foreign securities, including with respect to securities of issuers in developing and emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Under normal market conditions, the Fund will invest in securities of issuers located in different countries throughout the world. The Fund normally invests in securities of issuers located in at least three countries outside the United States. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more
1        Invesco Advantage International Fund

particular market capitalization ranges. The Fund may, from time to time, invest a substantial portion of its assets in a particular industry or sector.
The Fund may also invest in the securities of other investment companies, including exchange-traded funds (ETFs), subject to any limitations imposed by the Investment Company Act of 1940, as amended (1940 Act), or any rules thereunder, in order to obtain exposure to the asset classes, investment strategies and types of securities it seeks to invest in. These may include investment companies that are sponsored and/or advised by the Adviser or an affiliate, as well as non-affiliated investment companies.
The Fund may use leverage through the use of derivatives, borrowing and other leveraging strategies in an attempt to enhance the Fund’s returns. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to an asset class than investing in more traditional assets such as stocks would allow. The Fund may gain exposure to equity investments through listed and over-the-counter options. The Fund may also use derivatives to seek income or capital gain, to hedge market risks or hedge against the risks of other investments, to hedge foreign currency exposure, or as a substitute for direct investment in a particular asset class, investment strategy or security type. The Fund’s use of derivatives may involve the purchase and sale of swaps (including equity index swaps), futures (including equity index futures and commodity futures listed on U.S. and foreign futures exchanges), options (including writing (selling) put and call options on equities, equity indices and ETFs), forward foreign currency contracts and other related instruments and techniques. The Fund can take long positions in investments that are believed to be undervalued and short positions in investments that are believed to be overvalued or which are established for hedging purposes, including long and short positions in equities and equity-sensitive convertibles, derivatives or other types of securities. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.
The Fund’s overall long or short positioning can vary based on market and economic conditions, and the Fund may take both long and short positions simultaneously. The Fund can seek to take advantage of arbitrage opportunities in equity, debt, currency and currency prices and market volatility.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivatives transactions. The Fund’s portfolio managers may consider selling a security or other investment, or taking an off-setting long position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on
2        Invesco Advantage International Fund

foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, any difficulties of the Public Company Accounting Oversight Board (PCAOB) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as the Fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law. However, effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s, returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others,
3        Invesco Advantage International Fund

including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Arbitrage Risk. Arbitrage risk is the risk that securities purchased pursuant to a strategy intended to take advantage of a perceived relation- ship between the value of two or more securities may not perform as expected.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the
4        Invesco Advantage International Fund

attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Multi-Asset Growth Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. For periods prior to February 28, 2020, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to February 28, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class R6 shares’ returns shown for the periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	December 31, 2020	15.00%
Worst Quarter	March 31, 2020	-18.72%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	8/27/2015	-0.26%	1.78%	3.96%
Return After Taxes on Distributions		-1.38	0.44	2.76
Return After Taxes on Distributions and Sale of Fund Shares		0.47	1.08	2.79

Class C	8/27/2015	3.73	2.19	3.93

Class R	8/27/2015	5.23	2.69	4.34

Class Y	8/27/2015	5.76	3.19	4.80

Class R5	5/24/2019	5.65	3.19	4.74 [1]

Class R6	8/27/2015	5.82	3.21	4.86

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	5.67 [2]

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
2
From the inception date of the oldest share class.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2019

Chris Devine, CFA	Portfolio Manager	2019

Scott Hixon, CFA	Portfolio Manager	2019

Scott Wolle, CFA	Portfolio Manager	2019

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and
5        Invesco Advantage International Fund

Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund seeks to achieve its investment objective by investing mainly in a broad range of international equity securities and other types of investments, including derivatives. The GAA Team evaluates market conditions regularly to determine investments for the portfolio that the team expects to perform well based on an evaluation of the market environment. As part of its evaluation and security selection process, the GAA Team considers, among other things, certain factors such as earnings quality and profitability, price momentum, valuation metrics, market capitalization and historical volatility. The GAA Team may also invest in the securities comprising one or more factor indices when determining the Fund’s exposure to a particular factor.
The Fund may invest without limit in all types of equity securities, including common stock, depositary receipts, and other securities or instruments whose prices are linked to the value of common stock.
There are no restrictions on where the Fund may invest geographically or on the amount of the Fund’s assets that can be invested in foreign securities, including with respect to securities of issuers in developing and emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Under normal market conditions, the Fund will invest in securities of issuers located in different countries throughout the world. The Fund normally invests in securities of issuers located in at least three countries outside the United States. The Fund may invest in securities denominated in U.S. dollars or local foreign currencies. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges. The Fund may, from time to time, invest a substantial portion of its assets in a particular industry or sector.
The Fund may also invest in the securities of other investment companies, including ETFs, subject to any limitations imposed by the 1940 Act or any rules thereunder, in order to obtain exposure to the asset classes, investment strategies and types of securities it seeks to invest in. These may include investment companies that are sponsored and/or advised by the Adviser or an affiliate, as well as non-affiliated investment companies.
The Fund may use leverage through the use of derivatives, borrowing and other leveraging strategies in an attempt to enhance the Fund’s returns. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to an asset class than investing in more traditional assets such as stocks would allow. The Fund may gain exposure to equity investments through listed and over-the-counter options. The Fund may also use derivatives to seek income or capital gain, to hedge market risks or hedge against the risks of other investments, to hedge foreign currency exposure, or as a substitute for direct investment in a particular asset class, investment strategy or security type. The Fund’s use of derivatives may involve the purchase and sale of swaps (including equity index swaps), futures (including equity index futures and commodity futures listed on U.S. and foreign futures exchanges), options (including writing (selling) put and call options on equities, equity indices and ETFs), forward foreign currency contracts and other related instruments and techniques.
The Fund can take long positions in investments that are believed to be undervalued and short positions in investments that are believed to be overvalued or which are established for hedging purposes, including long and short positions in equities and equity-sensitive convertibles, derivatives or other types of securities. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.
The Fund’s overall long or short positioning can vary based on market and economic conditions, and the Fund may take both long and short positions simultaneously. The Fund can seek to take advantage of arbitrage opportunities in equity, debt, currency and currency prices and market volatility.
The Fund may hold significant levels of cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivatives transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in nonderivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The Fund’s portfolio managers may consider selling a security or other investment, or taking an off-setting long position, (1) for risk control purposes, (2) when its income or potential for return deteriorates or (3) when it otherwise no longer meets Invesco’s investment selection criteria.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
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For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to
7        Invesco Advantage International Fund

conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on PCAOB inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions;  inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. Historically, VIEs have not been formally recognized under Chinese law; however, effective March 31, 2023, the CSRC released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and
8        Invesco Advantage International Fund

suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited
9        Invesco Advantage International Fund

loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the Adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange,
10        Invesco Advantage International Fund

where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Arbitrage Risk. The Fund can invest in securities in order to take advantage of a perceived relationship between the value of two securities present. Securities purchased or sold short pursuant to such a strategy may not perform as intended, which may result in a loss to the Fund. Additionally, issuers of a security purchased pursuant to such a strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such events may not be completed as initially planned or expected, or may fail.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor is not required to reimburse the money market fund for losses. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with
11        Invesco Advantage International Fund

respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2012.
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Chris Devine, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.
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Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1994.
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Scott Wolle, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
12        Invesco Advantage International Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$10.25	$0.31	$1.23	$1.54	$(0.54)	$—	$(0.54)	$11.25	15.61%(d)	$15,506	1.06%(d)	1.95%(d)	2.88%(d)	156%
Year ended 10/31/23	10.06	0.39	(0.20)	0.19	—	—	—	10.25	1.89 (d)	14,417	0.83 (d)	1.84 (d)	3.65 (d)	196
Year ended 10/31/22	13.37	0.32	(2.00)	(1.68)	(0.14)	(1.49)	(1.63)	10.06	(14.27)(d)	12,412	0.83 (d)	1.87 (d)	2.85 (d)	157
Year ended 10/31/21	10.83	0.25	2.30	2.55	—	(0.01)	(0.01)	13.37	23.54 (d)	12,502	0.87 (d)	2.27 (d)	1.89 (d)	141
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	—	(0.06)	(0.06)	10.83	(0.09)	9,934	0.94	1.74	1.08	238

Class C
Year ended 10/31/24	9.78	0.22	1.18	1.40	(0.45)	—	(0.45)	10.73	14.79	3,104	1.81	2.72	2.13	156
Year ended 10/31/23	9.67	0.29	(0.18)	0.11	—	—	—	9.78	1.14	2,878	1.58	2.60	2.90	196
Year ended 10/31/22	12.90	0.23	(1.93)	(1.70)	(0.04)	(1.49)	(1.53)	9.67	(14.94)	2,920	1.58	2.64	2.10	157
Year ended 10/31/21	10.52	0.14	2.25	2.39	—	(0.01)	(0.01)	12.90	22.72	3,350	1.62	3.04	1.14	141
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	—	(0.06)	(0.06)	10.52	(0.75)	3,241	1.65	2.49	0.37	238

Class R
Year ended 10/31/24	10.10	0.28	1.21	1.49	(0.51)	—	(0.51)	11.08	15.31	4,384	1.31	2.22	2.63	156
Year ended 10/31/23	9.94	0.36	(0.20)	0.16	—	—	—	10.10	1.61	4,071	1.08	2.10	3.40	196
Year ended 10/31/22	13.23	0.29	(1.98)	(1.69)	(0.11)	(1.49)	(1.60)	9.94	(14.53)	3,521	1.08	2.14	2.60	157
Year ended 10/31/21	10.74	0.21	2.29	2.50	—	(0.01)	(0.01)	13.23	23.27	4,360	1.12	2.54	1.64	141
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	—	(0.06)	(0.06)	10.74	(0.28)	3,607	1.14	1.99	0.88	238

Class Y
Year ended 10/31/24	10.40	0.35	1.23	1.58	(0.57)	—	(0.57)	11.41	15.81	1,213	0.79	1.72	3.15	156
Year ended 10/31/23	10.17	0.42	(0.19)	0.23	—	—	—	10.40	2.26	1,586	0.58	1.60	3.90	196
Year ended 10/31/22	13.51	0.34	(2.01)	(1.67)	(0.18)	(1.49)	(1.67)	10.17	(14.12)	3,076	0.58	1.64	3.10	157
Year ended 10/31/21	10.91	0.28	2.33	2.61	—	(0.01)	(0.01)	13.51	23.92	1,178	0.62	2.04	2.14	141
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	—	(0.06)	(0.06)	10.91	0.18	890	0.71	1.49	1.31	238

Class R5
Year ended 10/31/24	10.35	0.34	1.24	1.58	(0.57)	—	(0.57)	11.36	15.88	11	0.82	1.59	3.12	156
Year ended 10/31/23	10.14	0.42	(0.21)	0.21	—	—	—	10.35	2.07	10	0.58	1.42	3.90	196
Year ended 10/31/22	13.46	0.35	(2.00)	(1.65)	(0.18)	(1.49)	(1.67)	10.14	(14.02)	10	0.58	1.47	3.10	157
Year ended 10/31/21	10.88	0.28	2.31	2.59	—	(0.01)	(0.01)	13.46	23.80	13	0.62	1.85	2.14	141
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	—	(0.06)	(0.06)	10.88	0.28	11	0.66	1.47	1.36	238

Class R6
Year ended 10/31/24	10.41	0.35	1.24	1.59	(0.57)	—	(0.57)	11.43	15.89	7,780	0.82	1.59	3.12	156
Year ended 10/31/23	10.19	0.42	(0.20)	0.22	—	—	—	10.41	2.16	6,724	0.58	1.42	3.90	196
Year ended 10/31/22	13.53	0.35	(2.02)	(1.67)	(0.18)	(1.49)	(1.67)	10.19	(14.10)	1	0.58	1.47	3.10	157
Year ended 10/31/21	10.93	0.28	2.33	2.61	—	(0.01)	(0.01)	13.53	23.88	2	0.62	1.85	2.14	141
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	—	(0.06)	(0.06)	10.93	0.28	2	0.68	1.47	1.34	238

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23%, 0.24%, 0.23% and 0.23% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

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Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
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Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
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Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
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Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
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Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
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similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
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the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
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foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Advantage International Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-GLMAG-PRO-1

Prospectus
February 28, 2025
Class: A (ASIAX), C (ASICX), R (ASQRX), Y (ASIYX), R6 (ASISX)

Invesco EQV Asia Pacific Equity Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco EQV Asia Pacific Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R6
Management Fees[2]	0.87%	0.87%	0.87%	0.87%	0.87%

Distribution and/or Service (12b-1) Fees[2]	0.25	0.99	0.50	None	None

Other Expenses[2]	0.31	0.31	0.31 [3]	0.31	0.12

Total Annual Fund Operating Expenses	1.43	2.17	1.68	1.18	0.99

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	Management Fees,12B-1 Fees and Other Expenses have been restated to reflect current fees.
3	Other Expenses are based on estimated amounts for the current fiscal year
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$688	$978	$1,289	$2,169

Class C	$320	$679	$1,164	$2,315

Class R	$171	$530	$913	$1,987

Class Y	$120	$375	$649	$1,432

Class R6	$101	$315	$547	$1,213

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$688	$978	$1,289	$2,169

Class C	$220	$679	$1,164	$2,315

Class R	$171	$530	$913	$1,987

Class Y	$120	$375	$649	$1,432

Class R6	$101	$315	$547	$1,213

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in the Asia Pacific region (except Japanese companies), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Asia Pacific region, including whether (1) it is organized under the laws of a country in the Asia Pacific region, (2) it has a principal office in a country in the Asia Pacific region, (3) it derives 50% or more of its total revenues from business in countries in the Asia Pacific region, (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Asia Pacific region, or (5) its “country of risk” is a country in the Asia Pacific region as determined by a third party service provider.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. Accordingly, the Fund may invest up to 100% of its net assets in emerging market countries in the Asia Pacific region. The Adviser considers “emerging market countries” to generally include every country in the world except those countries included in the MSCI World Index.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
1        Invesco EQV Asia Pacific Equity Fund

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions;  inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, any difficulties of the Public Company Accounting Oversight Board (PCAOB) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as the Fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law. However, effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted
2        Invesco EQV Asia Pacific Equity Fund

VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the
3        Invesco EQV Asia Pacific Equity Fund

attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Performance information for Class R shares is not shown because it has not yet commenced operations as of the date of this prospectus.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	19.79%
Worst Quarter	March 31, 2020	-17.70%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/3/1997	3.54%	1.92%	4.08%
Return After Taxes on Distributions		1.77	0.44	2.73
Return After Taxes on Distributions and Sale of Fund Shares		3.69	1.52	3.17

Class C	11/3/1997	7.73	2.31	4.04

Class R1	2/21/2025	9.30	2.83	4.40

Class Y	10/3/2008	9.80	3.34	4.92

Class R6	4/4/2017	10.01	3.50	5.00 [2]

MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		10.15	3.02	4.66

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
2
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Brent Bates, CFA	Portfolio Manager	2011

Mark Jason, CFA	Portfolio Manager	2007

Michael Shaman	Portfolio Manager	2022

Ge Sun, CFA	Portfolio Manager	2023

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R6 shares, the minimum initial investment is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
4        Invesco EQV Asia Pacific Equity Fund

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in the Asia Pacific region (except Japanese companies), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Asia Pacific region, including whether (1) it is organized under the laws of a country in the Asia Pacific region, (2) it has a principal office in a country in the Asia Pacific region, (3) it derives 50% or more of its total revenues from business in countries in the Asia Pacific region, (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Asia Pacific region, or (5) its “country of risk” is a country in the Asia Pacific region as determined by a third party service provider.
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the market capitalization of the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. Accordingly, the Fund may invest up to 100% of its net assets in emerging market countries in the Asia Pacific region. The Adviser considers “emerging market countries” to generally include every country in the world except those countries included in the MSCI World Index.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive; (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other
5        Invesco EQV Asia Pacific Equity Fund

public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Asia Pacific Region Risk (ex-Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. Historically, VIEs have not been formally recognized under Chinese law; however, effective March 31, 2023, the CSRC released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net
6        Invesco EQV Asia Pacific Equity Fund

asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.  Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on PCAOB inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank,
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depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its
8        Invesco EQV Asia Pacific Equity Fund

derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading
9        Invesco EQV Asia Pacific Equity Fund

Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.92% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. Effective after the close of business on February 21, 2025, the Adviser receives compensation from the Fund calculated at the following annual rates, based on the Fund’s average daily net assets: 0.87% of first $1 billion; 0.82% of next $1 billion; 0.77% of next $49 billion; and 0.76% of amount over $51 billion. Prior to the close of business on February 21, 2025, the Adviser received compensation from the Fund calculated at the following annual rates, based on the Fund’s average daily net assets: 0.935% of first $250 million; 0.91% of next $250 million; 0.885% of next $500 million; 0.86% of next $1.5 billion; 0.835% of next $2.5 billion; 0.81% of next $2.5 billion; 0.785% of next $2.5 billion; and 0.76% of amount over $10 billion. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1996.
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Mark Jason, CFA, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2001.
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Michael Shaman, Portfolio Manager, who has been responsible for the Fund since 2022, and has been associated with Invesco and/or its affiliates since 2012.
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Ge Sun, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2013.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales
Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Class R shares had not yet commenced operations as of the Fund's most recent fiscal year end.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$25.87	$0.15	$5.13	$5.28	$(0.26)	$(0.51)	$(0.77)	$30.38	20.85%	$299,433	1.51%	1.51%	0.53%	15%
Year ended 10/31/23	25.07	0.24	2.56	2.80	(0.16)	(1.84)	(2.00)	25.87	10.66	293,668	1.44	1.45	0.87	16
Year ended 10/31/22	36.69	0.17	(9.22)	(9.05)	(0.07)	(2.50)	(2.57)	25.07	(26.39)	295,255	1.45	1.45	0.53	13
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38	1.38	0.17	15
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44	1.45	0.40	27

Class C
Year ended 10/31/24	22.67	(0.05)	4.51	4.46	—	(0.51)	(0.51)	26.62	19.97	5,167	2.26	2.26	(0.22)	15
Year ended 10/31/23	22.19	0.03	2.29	2.32	—	(1.84)	(1.84)	22.67	9.85	6,022	2.19	2.20	0.12	16
Year ended 10/31/22	32.94	(0.06)	(8.19)	(8.25)	—	(2.50)	(2.50)	22.19	(26.94)	8,847	2.20	2.20	(0.22)	13
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	—	(2.71)	(2.71)	32.94	8.16	15,631	2.13	2.13	(0.58)	15
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19	2.20	(0.35)	27

Class Y
Year ended 10/31/24	25.95	0.22	5.15	5.37	(0.34)	(0.51)	(0.85)	30.47	21.17	83,411	1.26	1.26	0.78	15
Year ended 10/31/23	25.15	0.32	2.57	2.89	(0.25)	(1.84)	(2.09)	25.95	10.94	102,149	1.19	1.20	1.12	16
Year ended 10/31/22	36.83	0.24	(9.25)	(9.01)	(0.17)	(2.50)	(2.67)	25.15	(26.24)	122,929	1.20	1.20	0.78	13
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13	1.13	0.42	15
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19	1.20	0.65	27

Class R6
Year ended 10/31/24	25.92	0.27	5.14	5.41	(0.39)	(0.51)	(0.90)	30.43	21.39	12,578	1.07	1.07	0.97	15
Year ended 10/31/23	25.13	0.36	2.57	2.93	(0.30)	(1.84)	(2.14)	25.92	11.13	21,349	1.03	1.04	1.28	16
Year ended 10/31/22	36.83	0.31	(9.28)	(8.97)	(0.23)	(2.50)	(2.73)	25.13	(26.16)	20,088	1.03	1.03	0.95	13
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97	0.97	0.58	15
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99	1.00	0.85	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
11        Invesco EQV Asia Pacific Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	(2.13)%	1.36%	4.98%	8.73%	12.61%	16.63%	20.79%	25.10%	29.57%	34.20%
End of Year Balance	$9,787.37	$10,136.78	$10,498.66	$10,873.46	$11,261.64	$11,663.68	$12,080.07	$12,511.33	$12,957.98	$13,420.58
Estimated Annual Expenses	$687.55	$142.46	$147.54	$152.81	$158.27	$163.92	$169.77	$175.83	$182.11	$188.61

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.57%	7.27%	11.10%	15.07%	19.18%	23.43%	27.84%	32.40%	37.13%	42.03%
End of Year Balance	$10,357.00	$10,726.74	$11,109.68	$11,506.30	$11,917.07	$12,342.51	$12,783.14	$13,239.50	$13,712.15	$14,201.67
Estimated Annual Expenses	$145.55	$150.75	$156.13	$161.70	$167.48	$173.46	$179.65	$186.06	$192.70	$199.58

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	1.43%	1.43%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	2.83%	5.74%	8.73%	11.81%	14.97%	18.22%	21.57%	25.01%	29.47%	34.09%
End of Year Balance	$10,283.00	$10,574.01	$10,873.25	$11,180.96	$11,497.38	$11,822.76	$12,157.34	$12,501.39	$12,947.69	$13,409.92
Estimated Annual Expenses	$220.07	$226.30	$232.70	$239.29	$246.06	$253.02	$260.18	$267.55	$181.96	$188.46

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.32%	6.75%	10.29%	13.95%	17.73%	21.64%	25.68%	29.85%	34.16%	38.61%
End of Year Balance	$10,332.00	$10,675.02	$11,029.43	$11,395.61	$11,773.94	$12,164.83	$12,568.70	$12,985.98	$13,417.11	$13,862.56
Estimated Annual Expenses	$170.79	$176.46	$182.32	$188.37	$194.62	$201.09	$207.76	$214.66	$221.79	$229.15

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.82%	7.79%	11.91%	16.18%	20.62%	25.23%	30.01%	34.98%	40.14%	45.49%
End of Year Balance	$10,382.00	$10,778.59	$11,190.33	$11,617.80	$12,061.60	$12,522.35	$13,000.70	$13,497.33	$14,012.93	$14,548.22
Estimated Annual Expenses	$120.25	$124.85	$129.62	$134.57	$139.71	$145.05	$150.59	$156.34	$162.31	$168.51

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.01%	8.18%	12.52%	17.03%	21.72%	26.60%	31.68%	36.96%	42.45%	48.16%
End of Year Balance	$10,401.00	$10,818.08	$11,251.89	$11,703.09	$12,172.38	$12,660.49	$13,168.18	$13,696.22	$14,245.44	$14,816.68
Estimated Annual Expenses	$100.98	$105.03	$109.25	$113.63	$118.18	$122.92	$127.85	$132.98	$138.31	$143.86

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
12        Invesco EQV Asia Pacific Equity Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
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All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco EQV Asia Pacific Equity Fund SEC 1940 Act file number: 811-06463

invesco.com/us	APG-PRO-1

Prospectus
February 28, 2025
Class: A (AEDAX), C (AEDCX), Investor (EGINX), R (AEDRX), Y (AEDYX), R6 (AEGSX)

Invesco EQV European Equity Fund
Investor Class shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco EQV European Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	Investor	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	Investor	R6
Management Fees	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	0.17	None

Other Expenses[2]	0.24	0.24	0.24	0.24	0.24	0.11

Total Annual Fund Operating Expenses	1.41	2.16	1.66	1.16	1.33	1.03

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$972	$1,279	$2,148

Class C	$319	$676	$1,159	$2,302

Class R	$169	$523	$902	$1,965

Class Y	$118	$368	$638	$1,409

Investor Class	$135	$421	$729	$1,601

Class R6	$105	$328	$569	$1,259

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$972	$1,279	$2,148

Class C	$219	$676	$1,159	$2,302

Class R	$169	$523	$902	$1,965

Class Y	$118	$368	$638	$1,409

Investor Class	$135	$421	$729	$1,601

Class R6	$105	$328	$569	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in Europe, including whether (1) it is organized under the laws of a country in Europe; (2) it has a principal office in a country in Europe; (3) it derives 50% or more of its total revenues from business in countries in Europe; (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in Europe; or (5) its “country of risk” is a country in Europe as determined by a third party service provider.
The Fund invests primarily in equity securities and depositary receipts. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 100% of its assets in foreign securities, including up to 35% of its net assets in securities of European issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a
1        Invesco EQV European Equity Fund

security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
2        Invesco EQV European Equity Fund

Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	December 31, 2022	20.10%
Worst Quarter	March 31, 2020	-26.95%
3        Invesco EQV European Equity Fund

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/3/1997	-6.20%	0.05%	2.71%
Return After Taxes on Distributions		-8.52	-1.32	1.78
Return After Taxes on Distributions and Sale of Fund Shares		-2.36	0.04	2.15

Class C	11/3/1997	-2.37	0.43	2.68

Class R	6/3/2002	-0.99	0.94	3.04

Class Y	10/3/2008	-0.50	1.44	3.56

Investor Class	9/30/2003	-0.66	1.28	3.37

Class R6	4/4/2017	-0.35	1.57	3.60 [1]

MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		1.79	4.90	4.98

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Borge Endresen, CFA	Portfolio Manager (Lead)	2002

Mark McDonnell, CFA	Portfolio Manager (Lead)	2022

Richard Nield, CFA	Portfolio Manager	2003

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Investor Class shares of the Fund are offered only to grandfathered investors. The minimum investments for Class A, C, R, Y and Investor Class shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R6 shares, the minimum initial investment is $1 million, unless such investment is made by
(i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of European issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in Europe, including whether (1) it is organized under the laws of a country in Europe; (2) it has a principal office in a country in Europe; (3) it derives 50% or more of its total revenues from business in countries in Europe; (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in Europe; or (5) its “country of risk” is a country in Europe as determined by a third party service provider.
The Fund invests primarily in equity securities and depositary receipts. The principal type of equity security in which the Fund invests is common stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 100% of its assets in foreign securities, including up to 35% of its net assets in securities of European issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
4        Invesco EQV European Equity Fund

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization within the range of market capitalizations of the issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive; (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates,
5        Invesco EQV European Equity Fund

debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness
6        Invesco EQV European Equity Fund

and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements.
Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the
7        Invesco EQV European Equity Fund

risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.92% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
8        Invesco EQV European Equity Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Borge Endresen, CFA, Portfolio Manager (Lead with respect to the Fund’s small- and mid-cap investments), who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1999.
■
Mark McDonnell, CFA, Portfolio Manager (Lead with respect to the Fund’s large-cap investments), who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2003.
■
Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.
The lead or co-lead portfolio manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead or co-lead portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
9        Invesco EQV European Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$30.64	$0.50	$6.17	$6.67	$(0.52)	$(0.38)	$(0.90)	$36.41	21.96%	$232,445	1.42%	1.42%	1.37%	19%
Year ended 10/31/23	28.86	0.49 (d)	3.53	4.02	(0.01)	(2.23)	(2.24)	30.64	14.18	217,328	1.42	1.42	1.52 (d)	17
Year ended 10/31/22	45.47	0.46	(13.20)	(12.74)	(1.04)	(2.83)	(3.87)	28.86	(30.38)	213,529	1.37	1.37	1.32	24
Year ended 10/31/21	33.73	0.44	11.81	12.25	(0.51)	—	(0.51)	45.47	36.58	359,154	1.35	1.35	1.02	18
Year ended 10/31/20	38.76	0.30	(4.31)	(4.01)	(1.02)	—	(1.02)	33.73	(10.74)	287,960	1.36	1.37	0.84	27

Class C
Year ended 10/31/24	27.93	0.20	5.64	5.84	(0.21)	(0.38)	(0.59)	33.18	21.01	4,485	2.17	2.17	0.62	19
Year ended 10/31/23	26.66	0.23 (d)	3.27	3.50	—	(2.23)	(2.23)	27.93	13.33	5,925	2.17	2.17	0.77 (d)	17
Year ended 10/31/22	42.22	0.18	(12.24)	(12.06)	(0.67)	(2.83)	(3.50)	26.66	(30.89)	8,844	2.12	2.12	0.57	24
Year ended 10/31/21	31.31	0.11	11.00	11.11	(0.20)	—	(0.20)	42.22	35.56	20,596	2.10	2.10	0.27	18
Year ended 10/31/20	35.97	0.03	(4.04)	(4.01)	(0.65)	—	(0.65)	31.31	(11.43)	22,166	2.11	2.12	0.09	27

Class R
Year ended 10/31/24	30.46	0.40	6.15	6.55	(0.42)	(0.38)	(0.80)	36.21	21.66	3,717	1.67	1.67	1.12	19
Year ended 10/31/23	28.76	0.41 (d)	3.52	3.93	—	(2.23)	(2.23)	30.46	13.89	3,571	1.67	1.67	1.27 (d)	17
Year ended 10/31/22	45.29	0.37	(13.15)	(12.78)	(0.92)	(2.83)	(3.75)	28.76	(30.53)	4,661	1.62	1.62	1.07	24
Year ended 10/31/21	33.59	0.33	11.78	12.11	(0.41)	—	(0.41)	45.29	36.25	7,420	1.60	1.60	0.77	18
Year ended 10/31/20	38.59	0.21	(4.32)	(4.11)	(0.89)	—	(0.89)	33.59	(10.98)	6,092	1.61	1.62	0.59	27

Class Y
Year ended 10/31/24	30.70	0.59	6.17	6.76	(0.61)	(0.38)	(0.99)	36.47	22.22	116,331	1.17	1.17	1.62	19
Year ended 10/31/23	28.93	0.58 (d)	3.53	4.11	(0.11)	(2.23)	(2.34)	30.70	14.47	127,534	1.17	1.17	1.77 (d)	17
Year ended 10/31/22	45.58	0.56	(13.23)	(12.67)	(1.15)	(2.83)	(3.98)	28.93	(30.21)	199,354	1.12	1.12	1.57	24
Year ended 10/31/21	33.81	0.54	11.84	12.38	(0.61)	—	(0.61)	45.58	36.93	628,317	1.10	1.10	1.27	18
Year ended 10/31/20	38.85	0.39	(4.31)	(3.92)	(1.12)	—	(1.12)	33.81	(10.51)	524,899	1.11	1.12	1.09	27

Investor Class
Year ended 10/31/24	30.55	0.52	6.16	6.68	(0.55)	(0.38)	(0.93)	36.30	22.07 (e)	90,033	1.34 (e)	1.34 (e)	1.45 (e)	19
Year ended 10/31/23	28.78	0.52 (d)	3.52	4.04	(0.04)	(2.23)	(2.27)	30.55	14.29 (e)	83,597	1.33 (e)	1.33 (e)	1.61 (d)(e)	17
Year ended 10/31/22	45.37	0.48	(13.16)	(12.68)	(1.08)	(2.83)	(3.91)	28.78	(30.33)(e)	80,989	1.30 (e)	1.30 (e)	1.39 (e)	24
Year ended 10/31/21	33.65	0.48	11.79	12.27	(0.55)	—	(0.55)	45.37	36.73 (e)	128,214	1.24 (e)	1.24 (e)	1.13 (e)	18
Year ended 10/31/20	38.67	0.33	(4.31)	(3.98)	(1.04)	—	(1.04)	33.65	(10.68)(e)	103,954	1.27 (e)	1.28 (e)	0.93 (e)	27

Class R6
Year ended 10/31/24	30.68	0.64	6.17	6.81	(0.66)	(0.38)	(1.04)	36.45	22.41	4,222	1.04	1.04	1.75	19
Year ended 10/31/23	28.93	0.62 (d)	3.53	4.15	(0.17)	(2.23)	(2.40)	30.68	14.63	2,613	1.04	1.04	1.90 (d)	17
Year ended 10/31/22	45.58	0.60	(13.22)	(12.62)	(1.20)	(2.83)	(4.03)	28.93	(30.11)	3,048	1.00	1.00	1.69	24
Year ended 10/31/21	33.81	0.59	11.84	12.43	(0.66)	—	(0.66)	45.58	37.08	7,026	0.98	0.98	1.39	18
Year ended 10/31/20	38.86	0.43	(4.32)	(3.89)	(1.16)	—	(1.16)	33.81	(10.43)	8,477	0.99	1.00	1.21	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.29 and 0.91%, $0.03 and 0.16%, $0.21 and 0.66%, $0.38 and 1.16%,
$0.32 and 1.00%, $0.42 and 1.29% for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.17%, 0.16%, 0.18%, 0.14% and 0.16% for the years ended October 31, 2024, 2023, 2022, 2021 and 2020, respectively.

10        Invesco EQV European Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	(2.11)%	1.40%	5.04%	8.81%	12.72%	16.77%	20.96%	25.30%	29.80%	34.46%
End of Year Balance	$9,789.26	$10,140.69	$10,504.74	$10,881.86	$11,272.52	$11,677.20	$12,096.41	$12,530.67	$12,980.52	$13,446.52
Estimated Annual Expenses	$685.64	$140.51	$145.55	$150.78	$156.19	$161.80	$167.60	$173.62	$179.85	$186.31

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.59%	7.31%	11.16%	15.15%	19.28%	23.56%	28.00%	32.60%	37.36%	42.29%
End of Year Balance	$10,359.00	$10,730.89	$11,116.13	$11,515.20	$11,928.60	$12,356.84	$12,800.45	$13,259.99	$13,736.02	$14,229.14
Estimated Annual Expenses	$143.53	$148.68	$154.02	$159.55	$165.28	$171.21	$177.36	$183.73	$190.32	$197.15

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.12%	29.61%	34.26%
End of Year Balance	$10,284.00	$10,576.07	$10,876.43	$11,185.32	$11,502.98	$11,829.66	$12,165.62	$12,511.12	$12,960.27	$13,425.54
Estimated Annual Expenses	$219.07	$225.29	$231.69	$238.27	$245.03	$251.99	$259.15	$266.51	$179.57	$186.02

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.34%	6.79%	10.36%	14.05%	17.86%	21.80%	25.87%	30.07%	34.41%	38.90%
End of Year Balance	$10,334.00	$10,679.16	$11,035.84	$11,404.44	$11,785.35	$12,178.98	$12,585.76	$13,006.12	$13,440.52	$13,889.43
Estimated Annual Expenses	$168.77	$174.41	$180.23	$186.25	$192.48	$198.90	$205.55	$212.41	$219.51	$226.84

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End of Year Balance	$10,384.00	$10,782.75	$11,196.81	$11,626.77	$12,073.24	$12,536.85	$13,018.27	$13,518.17	$14,037.27	$14,576.30
Estimated Annual Expenses	$118.23	$122.77	$127.48	$132.38	$137.46	$142.74	$148.22	$153.91	$159.82	$165.96

Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.67%	7.47%	11.41%	15.50%	19.74%	24.13%	28.69%	33.41%	38.31%	43.39%
End of Year Balance	$10,367.00	$10,747.47	$11,141.90	$11,550.81	$11,974.72	$12,414.19	$12,869.79	$13,342.11	$13,831.77	$14,339.40
Estimated Annual Expenses	$135.44	$140.41	$145.56	$150.91	$156.44	$162.19	$168.14	$174.31	$180.71	$187.34

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.32%	36.53%	41.95%	47.59%
End of Year Balance	$10,397.00	$10,809.76	$11,238.91	$11,685.09	$12,148.99	$12,631.30	$13,132.76	$13,654.13	$14,196.20	$14,759.79
Estimated Annual Expenses	$105.04	$109.21	$113.55	$118.06	$122.75	$127.62	$132.68	$137.95	$143.43	$149.12

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
11        Invesco EQV European Equity Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
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Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
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Class AX shares: Invesco Government Money Market Fund;
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Class CX shares: Invesco Government Money Market Fund;
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Class P shares: Invesco Summit Fund;
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Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
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Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
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Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
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Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
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Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
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Invesco Limited Term Municipal Income Fund, Class A2 shares.
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Invesco Government Money Market Fund, Investor Class shares.
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Invesco Premier Portfolio, Investor Class shares.
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
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All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
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Class A shares: 0.25%
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Class C shares: 1.00%
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Class P shares: 0.10%
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Class R shares: 0.50%
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Class S shares: 0.15%
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Invesco Cash Reserve Shares: 0.15%
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Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
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Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
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with assets of at least $1 million; or
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with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
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Funds of funds or other pooled investment vehicles.
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Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
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Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
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Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
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Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
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reinvesting dividends and distributions;
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exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
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purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
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purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
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shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
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shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
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redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
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CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
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Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
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Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
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Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
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Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
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Purchases of Class 529-A shares made for recontribution of refunded amounts.
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Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
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Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
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When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
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Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
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Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
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Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco EQV European Equity Fund SEC 1940 Act file number: 811-06463

invesco.com/us	EGR-PRO-1

Prospectus
February 28, 2025
Class: A (AIIEX), C (AIECX), R (AIERX), Y (AIIYX), R5 (AIEVX), R6 (IGFRX)

Invesco EQV International Equity Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco EQV International Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.25	0.25	0.25	0.25	0.16	0.09

Total Annual Fund Operating Expenses	1.27	2.02	1.52	1.02	0.93	0.86

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$305	$634	$1,088	$2,155

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

Class R5	$95	$296	$515	$1,143

Class R6	$88	$274	$477	$1,061

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$672	$931	$1,209	$2,000

Class C	$205	$634	$1,088	$2,155

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

Class R5	$95	$296	$515	$1,143

Class R6	$88	$274	$477	$1,061

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging market countries are those that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
1        Invesco EQV International Equity Fund

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other
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countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, any difficulties of the Public Company Accounting Oversight Board (PCAOB) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as the Fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law. However, effective March 31, 2023, the China Securities Regulatory Commission (CSRC) released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s, returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging
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market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	17.76%
Worst Quarter	March 31, 2020	-22.18%
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Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4/7/1992	-5.22%	1.66%	3.37%
Return After Taxes on Distributions		-6.94	-0.85	1.59
Return After Taxes on Distributions and Sale of Fund Shares		-2.11	1.22	2.60

Class C	8/4/1997	-1.36	2.05	3.33

Class R	6/3/2002	0.05	2.56	3.70

Class Y	10/3/2008	0.53	3.07	4.22

Class R5	3/15/2002	0.59	3.16	4.30

Class R6	9/24/2012	0.70	3.24	4.38

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Brent Bates, CFA	Portfolio Manager	2013

Mark Jason, CFA	Portfolio Manager	2011

Mark McDonnell, CFA	Portfolio Manager	2023

Richard Nield, CFA	Portfolio Manager	2013

Michael Shaman	Portfolio Manager	2023

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging markets countries are those countries that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization within the range of market capitalizations of the issuers included in the Russell 1000® Index during the most recent
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11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization within the range of market capitalizations of the issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative ESG factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of
6        Invesco EQV International Equity Fund

investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate
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balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions;  inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (VIE) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. Historically, VIEs have not been formally recognized under Chinese law; however, effective March 31, 2023, the CSRC released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity
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of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on PCAOB inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance.
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There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the Fund's holdings as a consequence of market movements between the date the contract is entered into and the date it is sold, which could result in losses and additional transaction costs. The use of forward foreign currency contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street N.W., Suite
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2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund's SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.77% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.
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Mark Jason, CFA, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.
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Mark McDonnell, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2003.
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Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.
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Michael Shaman, Portfolio Manager, who has been responsible for the Fund since 2023, and has been associated with Invesco and/or its affiliates since 2012.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$20.26	$0.23	$3.41	$3.64	$(0.14)	$(0.21)	$(0.35)	$23.55	18.12%	$1,046,661	1.28%	1.28%	0.96%	28%
Year ended 10/31/23	20.15	0.14	2.32	2.46	—	(2.35)	(2.35)	20.26	12.52	992,449	1.34	1.34	0.67	32
Year ended 10/31/22	33.82	0.19	(6.92)	(6.73)	(0.55)	(6.39)	(6.94)	20.15	(24.90)	866,495	1.35	1.35	0.80	39
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32	1.32	0.14	25
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35	1.35	0.36	35

Class C
Year ended 10/31/24	17.05	0.04	2.88	2.92	(0.03)	(0.21)	(0.24)	19.73	17.23	17,446	2.03	2.03	0.21	28
Year ended 10/31/23	17.42	(0.01)	1.99	1.98	—	(2.35)	(2.35)	17.05	11.63	19,287	2.09	2.09	(0.08)	32
Year ended 10/31/22	30.08	0.01	(6.01)	(6.00)	(0.27)	(6.39)	(6.66)	17.42	(25.45)	14,712	2.10	2.10	0.05	39
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07	2.07	(0.61)	25
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10	2.10	(0.39)	35

Class R
Year ended 10/31/24	19.75	0.16	3.33	3.49	(0.10)	(0.21)	(0.31)	22.93	17.82	54,539	1.53	1.53	0.71	28
Year ended 10/31/23	19.75	0.09	2.26	2.35	—	(2.35)	(2.35)	19.75	12.19	51,541	1.59	1.59	0.42	32
Year ended 10/31/22	33.25	0.13	(6.79)	(6.66)	(0.45)	(6.39)	(6.84)	19.75	(25.06)	29,868	1.60	1.60	0.55	39
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57	1.57	(0.11)	25
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60	1.60	0.11	35

Class Y
Year ended 10/31/24	20.38	0.29	3.43	3.72	(0.20)	(0.21)	(0.41)	23.69	18.42	326,843	1.03	1.03	1.21	28
Year ended 10/31/23	20.24	0.20	2.31	2.51	(0.02)	(2.35)	(2.37)	20.38	12.74	344,435	1.09	1.09	0.92	32
Year ended 10/31/22	33.96	0.26	(6.95)	(6.69)	(0.64)	(6.39)	(7.03)	20.24	(24.71)	350,174	1.10	1.10	1.05	39
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07	1.07	0.39	25
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10	1.10	0.61	35

Class R5
Year ended 10/31/24	20.94	0.31	3.54	3.85	(0.23)	(0.21)	(0.44)	24.35	18.53	108,657	0.94	0.94	1.30	28
Year ended 10/31/23	20.74	0.23	2.37	2.60	(0.05)	(2.35)	(2.40)	20.94	12.86	103,658	0.99	0.99	1.02	32
Year ended 10/31/22	34.62	0.29	(7.11)	(6.82)	(0.67)	(6.39)	(7.06)	20.74	(24.63)	102,737	1.02	1.02	1.13	39
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99	0.99	0.47	25
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00	1.00	0.71	35

Class R6
Year ended 10/31/24	20.86	0.33	3.52	3.85	(0.24)	(0.21)	(0.45)	24.26	18.63	1,062,449	0.87	0.87	1.37	28
Year ended 10/31/23	20.68	0.24	2.36	2.60	(0.07)	(2.35)	(2.42)	20.86	12.92	1,046,696	0.93	0.93	1.08	32
Year ended 10/31/22	34.56	0.30	(7.09)	(6.79)	(0.70)	(6.39)	(7.09)	20.68	(24.59)	450,115	0.95	0.95	1.20	39
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91	0.91	0.55	25
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91	0.91	0.80	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $679,923,194 in connection with the acquisition of Invesco International Equity Fund into the Fund.

12        Invesco EQV International Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■
You invest $10,000 in the Fund and hold it for the entire 10-year period;
■
Your investment has a 5% return before expenses each year;
■
The Fund’s current annual expense ratio includes, if applicable, any contractual fee waiver or expense reimbursement that would apply for the period for which it was committed;
■
Hypotheticals both with and without any applicable initial sales charge applied; and
■
There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	(1.98)%	1.68%	5.47%	9.40%	13.48%	17.71%	22.10%	26.65%	31.37%	36.27%
End of Year Balance	$9,802.49	$10,168.12	$10,547.39	$10,940.81	$11,348.90	$11,772.21	$12,211.31	$12,666.79	$13,139.26	$13,629.35
Estimated Annual Expenses	$672.25	$126.81	$131.54	$136.45	$141.54	$146.82	$152.30	$157.98	$163.87	$169.98

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.73%	7.60%	11.61%	15.77%	20.09%	24.57%	29.22%	34.04%	39.04%	44.23%
End of Year Balance	$10,373.00	$10,759.91	$11,161.25	$11,577.56	$12,009.40	$12,457.35	$12,922.01	$13,404.00	$13,903.97	$14,422.59
Estimated Annual Expenses	$129.37	$134.19	$139.20	$144.39	$149.78	$155.36	$161.16	$167.17	$173.41	$179.87

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	2.98%	6.05%	9.21%	12.46%	15.81%	19.26%	22.81%	26.47%	31.19%	36.08%
End of Year Balance	$10,298.00	$10,604.88	$10,920.91	$11,246.35	$11,581.49	$11,926.62	$12,282.03	$12,648.03	$13,119.80	$13,609.17
Estimated Annual Expenses	$205.01	$211.12	$217.41	$223.89	$230.56	$237.43	$244.51	$251.79	$163.63	$169.73

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.48%	7.08%	10.81%	14.67%	18.66%	22.79%	27.06%	31.48%	36.06%	40.79%
End of Year Balance	$10,348.00	$10,708.11	$11,080.75	$11,466.36	$11,865.39	$12,278.31	$12,705.60	$13,147.75	$13,605.29	$14,078.75
Estimated Annual Expenses	$154.64	$160.03	$165.60	$171.36	$177.32	$183.49	$189.88	$196.49	$203.32	$210.40

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	3.98%	8.12%	12.42%	16.89%	21.54%	26.38%	31.41%	36.64%	42.08%	47.73%
End of Year Balance	$10,398.00	$10,811.84	$11,242.15	$11,689.59	$12,154.84	$12,638.60	$13,141.62	$13,664.66	$14,208.51	$14,774.01
Estimated Annual Expenses	$104.03	$108.17	$112.48	$116.95	$121.61	$126.45	$131.48	$136.71	$142.15	$147.81

Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.07%	8.31%	12.72%	17.31%	22.08%	27.05%	32.22%	37.60%	43.20%	49.03%
End of Year Balance	$10,407.00	$10,830.56	$11,271.36	$11,730.10	$12,207.52	$12,704.37	$13,221.44	$13,759.55	$14,319.56	$14,902.37
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.14%	62.90%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.07%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$87.78	$91.41	$95.20	$99.14	$103.24	$107.52	$111.97	$116.61	$121.43	$126.46

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one for Class C has not been deducted.
13        Invesco EQV International Equity Fund

14        Invesco EQV International Equity Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
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Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
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Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
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Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
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Invesco Limited Term Municipal Income Fund, Class A2 shares.
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Invesco Government Money Market Fund, Investor Class shares.
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Invesco Premier Portfolio, Investor Class shares.
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
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All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
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Class A shares: 0.25%
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Class C shares: 1.00%
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Class P shares: 0.10%
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Class R shares: 0.50%
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Class S shares: 0.15%
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Invesco Cash Reserve Shares: 0.15%
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Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
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Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
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Funds of funds or other pooled investment vehicles.
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Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
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Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
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Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
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Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
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exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
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purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
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purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
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shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
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Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
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Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
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Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
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Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
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Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
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Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco EQV International Equity Fund SEC 1940 Act file number: 811-06463

invesco.com/us	IGR-PRO-1

Prospectus
February 28, 2025
Class: A (GLVAX), C (GLVCX), R (GLVNX), Y (GLVYX), R5 (GFFDX), R6 (GLVIX)

Invesco Global Focus Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Global Focus Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses[2]	0.20	0.20	0.20	0.20	0.09	0.09

Total Annual Fund Operating Expenses	1.23	1.98	1.48	0.98	0.87	0.87

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957

Class C	$301	$621	$1,068	$2,113

Class R	$151	$468	$808	$1,768

Class Y	$100	$312	$542	$1,201

Class R5	$89	$278	$482	$1,073

Class R6	$89	$278	$482	$1,073

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$668	$919	$1,188	$1,957

Class C	$201	$621	$1,068	$2,113

Class R	$151	$468	$808	$1,768

Class Y	$100	$312	$542	$1,201

Class R5	$89	$278	$482	$1,073

Class R6	$89	$278	$482	$1,073

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries, in addition to the United States. The Fund does not limit its investments to companies in a particular capitalization range or region. However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. Under normal market conditions, the Fund will typically hold between 35 and 55 stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
In selecting investments for the Fund’s portfolio, the portfolio manager looks primarily for companies they believe are undervalued (i.e., there is a substantial difference between the current market price of the company and what the portfolio manager believes the company to be worth). A security may be undervalued because the market is not fully pricing an issuer’s current intrinsic value, the market does not properly assess the company’s assets, the market does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities if and when other investors recognize their real or prospective worth. While the Fund primarily invests in stocks of companies the portfolio manager has determined to be “undervalued,” over time this may result in the Fund’s portfolio having exposure to stocks with the characteristics of both “value” and “growth” stocks. Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as
1        Invesco Global Focus Fund

real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings
2        Invesco Global Focus Fund

expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Focus Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class R6 shares’ returns shown for periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	37.74%
Worst Quarter	June 30, 2022	-22.54%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	10/1/2007	14.12%	9.44%	8.66%
Return After Taxes on Distributions		13.71	8.90	7.99
Return After Taxes on Distributions and Sale of Fund Shares		8.68	7.43	6.92

Class C	10/1/2007	18.84	9.85	8.61

Class R	10/1/2007	20.44	10.42	9.00

Class Y	10/1/2007	21.05	10.96	9.54

Class R5	5/24/2019	21.20	11.10	9.50 [1]

Class R6	8/28/2012	21.18	11.10	9.71

MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		24.23	13.07	11.88

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Manager	Title	Length of Service on the Fund
John Delano, CFA	Portfolio Manager	2022

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
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The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities in any country, including countries with developed or emerging markets (i.e., those that are generally in the early stages of their industrial cycles). Typically, the Fund will invest a substantial portion of its assets in issuers in a number of different foreign countries. The Fund does not limit its investments to companies in a particular capitalization range or region. However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. Under normal market conditions, the Fund will typically hold between 35 and 55 stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
In selecting investments for the Fund’s portfolio, the portfolio manager looks primarily for companies they believe are undervalued (i.e., there is a substantial difference between the current market price of the company and what the portfolio manager believes the company to be worth). A security may be undervalued because the market is not fully pricing an issuer’s current intrinsic value, the market does not properly assess the company’s assets, the market does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities if and when other investors recognize their real or prospective worth. While the Fund primarily invests in stocks of companies the portfolio manager has determined to be “undervalued,” over time this may result in the Fund’s portfolio having exposure to stocks with the characteristics of both “value” and “growth” stocks. Growth companies are companies whose earnings and stock prices are expected to increase at a faster rate than the overall market.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on PCAOB inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
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Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
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Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.78% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Delano, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2007 to 2019, Mr. Delano was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager's investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
7        Invesco Global Focus Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$55.79	$(0.51)	$20.83	$20.32	$—	$76.11	36.42%	$305,448	1.25%	1.25%	(0.71)%	13%
Year ended 10/31/23	45.11	(0.48)	11.16	10.68	—	55.79	23.68	247,965	1.28	1.28	(0.86)	9
Year ended 10/31/22	85.76	(0.51)(d)	(37.02)	(37.53)	(3.12)	45.11	(45.25)	206,115	1.23	1.23	(0.85)(d)	25
Year ended 10/31/21	72.26	(0.84)	17.88	17.04	(3.54)	85.76	24.30 (e)	414,186	1.18 (e)	1.18 (e)	(1.03)(e)	24
Year ended 10/31/20	52.99	(0.51)	25.00	24.49	(5.22)	72.26	50.31 (e)	273,684	1.26 (e)	1.26 (e)	(0.84)(e)	43

Class C
Year ended 10/31/24	49.10	(0.92)	18.30	17.38	—	66.48	35.40	24,515	2.00	2.00	(1.46)	13
Year ended 10/31/23	40.00	(0.80)	9.90	9.10	—	49.10	22.75	23,898	2.03	2.03	(1.61)	9
Year ended 10/31/22	77.00	(0.89)(d)	(32.99)	(33.88)	(3.12)	40.00	(45.66)	22,964	1.98	1.98	(1.60)(d)	25
Year ended 10/31/21	65.69	(1.31)	16.16	14.85	(3.54)	77.00	23.36	70,996	1.94	1.94	(1.79)	24
Year ended 10/31/20	48.95	(0.88)	22.84	21.96	(5.22)	65.69	49.20	73,587	2.01	2.02	(1.59)	43

Class R
Year ended 10/31/24	53.41	(0.66)	19.94	19.28	—	72.69	36.10	31,493	1.50	1.50	(0.96)	13
Year ended 10/31/23	43.29	(0.60)	10.72	10.12	—	53.41	23.38	26,757	1.53	1.53	(1.11)	9
Year ended 10/31/22	82.63	(0.64)(d)	(35.58)	(36.22)	(3.12)	43.29	(45.38)	21,519	1.48	1.48	(1.10)(d)	25
Year ended 10/31/21	69.91	(1.02)	17.28	16.26	(3.54)	82.63	23.99	39,611	1.44	1.44	(1.29)	24
Year ended 10/31/20	51.54	(0.65)	24.24	23.59	(5.22)	69.91	49.95	22,854	1.52	1.52	(1.10)	43

Class Y
Year ended 10/31/24	57.91	(0.34)	21.63	21.29	—	79.20	36.76	159,465	1.00	1.00	(0.46)	13
Year ended 10/31/23	46.71	(0.35)	11.55	11.20	—	57.91	23.98	149,616	1.03	1.03	(0.61)	9
Year ended 10/31/22	88.48	(0.38)(d)	(38.27)	(38.65)	(3.12)	46.71	(45.11)	174,208	0.98	0.98	(0.60)(d)	25
Year ended 10/31/21	74.28	(0.66)	18.40	17.74	(3.54)	88.48	24.60	453,276	0.94	0.94	(0.79)	24
Year ended 10/31/20	54.21	(0.38)	25.67	25.29	(5.22)	74.28	50.68	304,779	1.02	1.02	(0.60)	43

Class R5
Year ended 10/31/24	56.76	(0.26)	21.23	20.97	—	77.73	36.94	12	0.89	0.89	(0.35)	13
Year ended 10/31/23	45.71	(0.27)	11.32	11.05	—	56.76	24.17	8	0.88	0.88	(0.46)	9
Year ended 10/31/22	86.56	(0.29)(d)	(37.44)	(37.73)	(3.12)	45.71	(45.05)	7	0.85	0.85	(0.47)(d)	25
Year ended 10/31/21	72.67	(0.56)	17.99	17.43	(3.54)	86.56	24.72	13	0.84	0.84	(0.69)	24
Year ended 10/31/20	53.08	(0.28)	25.09	24.81	(5.22)	72.67	50.88	14	0.89	0.89	(0.47)	43

Class R6
Year ended 10/31/24	59.11	(0.27)	22.10	21.83	—	80.94	36.93	37,137	0.89	0.89	(0.35)	13
Year ended 10/31/23	47.62	(0.28)	11.77	11.49	—	59.11	24.13	30,794	0.90	0.90	(0.48)	9
Year ended 10/31/22	90.02	(0.30)(d)	(38.98)	(39.28)	(3.12)	47.62	(45.04)	26,910	0.85	0.85	(0.47)(d)	25
Year ended 10/31/21	75.43	(0.58)	18.71	18.13	(3.54)	90.02	24.74	55,502	0.84	0.84	(0.69)	24
Year ended 10/31/20	54.89	(0.26)	26.02	25.76	(5.22)	75.43	50.94	33,645	0.85	0.89	(0.43)	43

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.60) and (1.00)%, $(0.98) and (1.75)%, $(0.73) and (1.25)%, $(0.47)
and (0.75)%, $(0.38) and (0.62)%, $(0.39) and (0.62)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2021 and 2020, respectively.

8        Invesco Global Focus Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
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Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
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with assets of at least $1 million; or
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with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
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Funds of funds or other pooled investment vehicles.
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Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
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Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
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Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
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Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
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reinvesting dividends and distributions;
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exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
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purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
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purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
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Rights of accumulation (ROA), as described in this prospectus or the SAI.
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Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
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shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
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shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
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redemptions due to death or disability of the shareholder
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shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
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Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
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Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
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CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
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Breakpoints as described in this prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
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Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
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Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
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Letter of Intent (“LOI”)
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Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
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Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
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Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
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Purchases of Class 529-A shares made for recontribution of refunded amounts.
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Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder.
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Systematic withdrawals with up to 10% per year of the account value.
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Return of excess contributions from an Individual Retirement Account (IRA).
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Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
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Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
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Shares exchanged in an Edward Jones fee-based program.
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Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
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Front-end sales charge waivers on Class A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
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CDSC waivers on Class A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
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Shares exchanged into the same share class of a different fund.
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Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
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Breakpoints as described in the fund’s Prospectus.
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
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Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
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Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
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Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
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Breakpoints as described in the prospectus.
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Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
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Front-end Load Waivers Available at Merrill
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Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
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Shares purchased through a Merrill investment advisory program.
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
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Shares purchased through the Merrill Edge Self-Directed platform.
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Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
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Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
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Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
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Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
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Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
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Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
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Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
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Shares sold due to return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
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Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
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Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
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Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
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Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
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Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
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Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
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Shares purchased through a Morgan Stanley self-directed brokerage account;
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
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Front-end Sales Load Waivers on Class A Shares available at OPCO
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
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Shares purchased by or through a 529 Plan
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Shares purchased through an OPCO affiliated investment advisory program
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
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Employees and registered representatives of OPCO or its affiliates and their family members
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Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Focus Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-GLF-PRO-1

Prospectus
February 28, 2025
Class: A (OPPAX), C (OGLCX), R (OGLNX), Y (OGLYX), R5 (GFDDX), R6 (OGLIX)

Invesco Global Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%

Distribution and/or Service (12b-1) Fees	0.23	1.00	0.50	None	None	None

Other Expenses	0.17	0.17	0.17	0.17	0.09	0.07

Total Annual Fund Operating Expenses	1.05	1.82	1.32	0.82	0.74	0.72

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$285	$573	$985	$1,935

Class R	$134	$418	$723	$1,590

Class Y	$84	$262	$455	$1,014

Class R5	$76	$237	$411	$918

Class R6	$74	$230	$401	$894

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Class C	$185	$573	$985	$1,935

Class R	$134	$418	$723	$1,590

Class Y	$84	$262	$455	$1,014

Class R5	$76	$237	$411	$918

Class R6	$74	$230	$401	$894

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cashflow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when he believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market
1        Invesco Global Fund

sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater
2        Invesco Global Fund

extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class R6 shares’ returns shown for the periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	25.49%
Worst Quarter	March 31, 2020	-21.81%
3        Invesco Global Fund

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	12/22/1969	9.88%	8.03%	9.02%
Return After Taxes on Distributions		7.18	5.74	7.30
Return After Taxes on Distributions and Sale of Fund Shares		7.91	6.07	7.06

Class C	10/2/1995	14.40	8.42	8.97

Class R	3/1/2001	15.97	8.97	9.35

Class Y	11/17/1998	16.55	9.51	9.90

Class R5	5/24/2019	16.65	9.64	9.85 [1]

Class R6	1/27/2012	16.68	9.65	10.06

MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		24.23	13.07	11.88

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Manager	Title	Length of Service on the Fund
John Delano, CFA	Portfolio Manager	2019 (predecessor fund 2017)

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in the United States and other developed markets in Europe. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale
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structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cashflow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when he believes valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
The Fund can invest in derivative instruments. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign
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securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to
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shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage
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may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.65% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Delano, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Delano managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2007.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager's investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
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Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$84.62	$(0.04)	$27.59	$27.55	$—	$(9.62)	$(9.62)	$102.55	34.55%(d)	$6,108,660	1.05%(d)	1.05%(d)	(0.05)%(d)	7%
Year ended 10/31/23	79.63	(0.05)	15.59	15.54	—	(10.55)	(10.55)	84.62	20.54 (d)	5,099,198	1.06 (d)	1.06 (d)	(0.05)(d)	7
Year ended 10/31/22	135.11	(0.10)	(46.46)	(46.56)	—	(8.92)	(8.92)	79.63	(36.79)(d)	4,538,019	1.04 (d)	1.04 (d)	(0.09)(d)	9
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	—	(6.61)	(6.61)	135.11	40.51 (d)	8,073,179	1.03 (d)	1.03 (d)	(0.42)(d)	7
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17	6,256,292	1.06	1.06	(0.25)	8

Class C
Year ended 10/31/24	71.35	(0.66)	22.98	22.32	—	(9.62)	(9.62)	84.05	33.52	121,722	1.82	1.82	(0.82)	7
Year ended 10/31/23	69.09	(0.59)	13.40	12.81	—	(10.55)	(10.55)	71.35	19.61	117,135	1.83	1.83	(0.82)	7
Year ended 10/31/22	119.28	(0.77)	(40.50)	(41.27)	—	(8.92)	(8.92)	69.09	(37.26)	122,529	1.81	1.81	(0.86)	9
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	—	(6.61)	(6.61)	119.28	39.44	248,647	1.80	1.80	(1.19)	7
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28	243,600	1.83	1.83	(1.02)	8

Class R
Year ended 10/31/24	82.82	(0.30)	26.95	26.65	—	(9.62)	(9.62)	99.85	34.17	184,912	1.32	1.32	(0.32)	7
Year ended 10/31/23	78.33	(0.27)	15.31	15.04	—	(10.55)	(10.55)	82.82	20.21	154,644	1.33	1.33	(0.32)	7
Year ended 10/31/22	133.38	(0.36)	(45.77)	(46.13)	—	(8.92)	(8.92)	78.33	(36.95)	142,467	1.31	1.31	(0.36)	9
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	—	(6.61)	(6.61)	133.38	40.16	247,549	1.30	1.30	(0.69)	7
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85	197,067	1.33	1.33	(0.52)	8

Class Y
Year ended 10/31/24	85.77	0.19	28.01	28.20	—	(9.62)	(9.62)	104.35	34.86	1,335,411	0.82	0.82	0.18	7
Year ended 10/31/23	80.42	0.16	15.74	15.90	—	(10.55)	(10.55)	85.77	20.82	1,168,865	0.83	0.83	0.18	7
Year ended 10/31/22	136.06	0.14	(46.86)	(46.72)	—	(8.92)	(8.92)	80.42	(36.63)	1,405,313	0.81	0.81	0.14	9
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	—	(6.61)	(6.61)	136.06	40.84	2,713,045	0.80	0.80	(0.19)	7
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42	2,093,441	0.83	0.83	(0.02)	8

Class R5
Year ended 10/31/24	86.21	0.27	28.17	28.44	—	(9.62)	(9.62)	105.03	34.97	10,584	0.74	0.74	0.26	7
Year ended 10/31/23	80.72	0.23	15.81	16.04	—	(10.55)	(10.55)	86.21	20.93	9,306	0.74	0.74	0.27	7
Year ended 10/31/22	136.38	0.21	(46.95)	(46.74)	—	(8.92)	(8.92)	80.72	(36.56)	7,132	0.69	0.69	0.26	9
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	—	(6.61)	(6.61)	136.38	41.03	16	0.66	0.66	(0.05)	7
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62	12	0.68	0.68	0.13	8

Class R6
Year ended 10/31/24	86.39	0.29	28.24	28.53	—	(9.62)	(9.62)	105.30	34.99	1,441,484	0.72	0.72	0.28	7
Year ended 10/31/23	80.86	0.25	15.83	16.08	—	(10.55)	(10.55)	86.39	20.94	1,252,990	0.72	0.72	0.29	7
Year ended 10/31/22	136.59	0.26	(47.07)	(46.81)	—	(8.92)	(8.92)	80.86	(36.56)	1,520,303	0.69	0.69	0.26	9
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	—	(6.61)	(6.61)	136.59	41.02	2,629,798	0.66	0.66	(0.05)	7
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61	1,934,295	0.68	0.68	0.13	8

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $580,042,718 in connection with the acquisition of Invesco Global Growth Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the years ended October 31, 2024,
2023, 2022 and 2021, respectively.

10        Invesco Global Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
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Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
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Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
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Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
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One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
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With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
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With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
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One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
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Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
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The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-GLBL-PRO-1

Prospectus
February 28, 2025
Class:  A (OPGIX), C (OGICX), R (OGINX), Y (OGIYX), R5 (GOFFX), R6 (OGIIX)

Invesco Global Opportunities Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
■
is not FDIC insured;
■
may lose value; and
■
is not guaranteed by a bank.

        Invesco Global Opportunities Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.21	0.21	0.21	0.21	0.15	0.08

Total Annual Fund Operating Expenses	1.14	1.90	1.40	0.90	0.84	0.77

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$660	$892	$1,143	$1,860

Class C	$293	$597	$1,026	$2,024

Class R	$143	$443	$766	$1,680

Class Y	$92	$287	$498	$1,108

Class R5	$86	$268	$466	$1,037

Class R6	$79	$246	$428	$954

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$660	$892	$1,143	$1,860

Class C	$193	$597	$1,026	$2,024

Class R	$143	$443	$766	$1,680

Class Y	$92	$287	$498	$1,108

Class R5	$86	$268	$466	$1,037

Class R6	$79	$246	$428	$954

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements.
The Fund typically invests in a number of different countries and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund normally will invest in at least four countries, including the U.S. The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income. The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-cap companies. The Fund considers small- and mid-cap companies to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations included in the MSCI ACWI SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund can invest in derivative instruments. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio manager may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and looks for companies that may
1        Invesco Global Opportunities Fund

benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.
Although the Fund emphasizes investments in equities, it may also invest in debt securities issued by U.S. and foreign companies and governments or their agencies. The portfolio manager’s investment process does not typically include debt securities in its universe of investment opportunities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
2        Invesco Global Opportunities Fund

Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Rights and Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Opportunities Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class R6 shares’ returns shown for the periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24,
3        Invesco Global Opportunities Fund

2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	34.56%
Worst Quarter	June 30, 2022	-25.25%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	10/22/1990	-12.57%	-3.49%	5.36%
Return After Taxes on Distributions		-12.57	-4.13	4.36
Return After Taxes on Distributions and Sale of Fund Shares		-7.44	-2.38	4.37

Class C	12/1/1993	-9.08	-3.14	5.32

Class R	3/1/2001	-7.72	-2.66	5.68

Class Y	2/1/2001	-7.24	-2.17	6.21

Class R5	5/24/2019	-7.19	-2.07	6.16 [1]

Class R6	1/27/2012	-7.11	-2.03	6.38

MSCI ACWI SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		8.68	6.62	7.14

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
David Nadel	Portfolio Manager (Co-lead)	2023

Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Co-lead)	2025

Maire Lane, PhD	Portfolio Manager	2020

Justin Livengood, CFA	Portfolio Manager	2025

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the
4        Invesco Global Opportunities Fund

broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in equity securities of issuers in the U.S. and foreign countries. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights or warrants. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements.
The Fund typically invests in a number of different countries and can invest in any country, including countries with emerging markets (i.e., those that are generally in the early stages of their industrial cycles). However, the Fund currently emphasizes its investments in developed markets such as the United States and Western European countries. The Fund normally will invest in at least four countries, including the U.S. The Fund is not required to allocate any set percentage of its assets to any particular country or allocate any set percentage to seek capital appreciation or income. The Fund does not limit its investments to companies in a particular capitalization range, but currently invests a substantial portion of its assets in small- and mid-cap companies. The Fund considers small- and mid-cap companies to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations included in the MSCI ACWI SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund can invest in derivative instruments. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio manager may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.
Although the Fund emphasizes investments in equities, it may also invest in debt securities issued by U.S. and foreign companies and foreign governments or their agencies. The Fund may invest up to 25% of its assets in “below-investment-grade” bonds, commonly known as “junk bonds, however, the portfolio manager's investment process does not typically include debt securities in its universe of investment opportunities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at
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times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may
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significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
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Rights and Warrants Risk. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficientas described under the “Taxes” section of the prospectus.. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure
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the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit may also, among other things, affect investor and consumer expectations and confidence in the financial markets, including in the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund, including its operations, universe of potential investment options, and return potential, and could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
High Yield Debt Securities (Junk Bond/Below-Investment Grade) Risk. The Fund’s investments in high yield debt securities (commonly referred to as junk bonds) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.69% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
David Nadel, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. Nadel was employed by Royce & Associates from 2006 to 2019, where he served as Principal, Director of International Research and Portfolio Manager.
9        Invesco Global Opportunities Fund

■
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2025 and has been associated with Invesco and/or its affiliates since 2019. Prior to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm, since 2006.
■
Maire Lane, PhD, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2017 to 2019, Ms. Lane was associated with OppenheimerFunds, a global asset management firm. From 2008 to 2017, she served as a senior analyst at Wilson Capital Management, LLC.
■
Justin Livengood, CFA, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco and/or its affiliates since 2019. Prior to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm, since 2006.
The lead or co-lead portfolio manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead or co-lead portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
10        Invesco Global Opportunities Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$39.92	$0.11	$8.96	$9.07	$—	$48.99	22.72%(d)	$1,556,246	1.16%(d)	1.17%(d)	0.24%(d)	62%
Year ended 10/31/23	41.51	(0.19)	(1.40)	(1.59)	—	39.92	(3.83)(d)	1,596,178	1.11 (d)	1.12 (d)	(0.41)(d)	29
Year ended 10/31/22	79.58	(0.34)	(33.80)	(34.14)	(3.93)	41.51	(44.95)(d)	1,927,070	1.11 (d)	1.11 (d)	(0.60)(d)	9
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	(7.00)	79.58	26.83 (d)	3,991,359	1.04 (d)	1.04 (d)	(0.71)(d)	7
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	(3.77)	68.56	25.88 (d)	3,359,360	1.10 (d)	1.10 (d)	(0.74)(d)	12

Class C
Year ended 10/31/24	32.01	(0.21)	7.18	6.97	—	38.98	21.77	97,312	1.92	1.93	(0.52)	62
Year ended 10/31/23	33.54	(0.44)	(1.09)	(1.53)	—	32.01	(4.56)	120,384	1.87	1.88	(1.17)	29
Year ended 10/31/22	65.56	(0.63)	(27.46)	(28.09)	(3.93)	33.54	(45.36)	165,705	1.87	1.87	(1.36)	9
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	(7.00)	65.56	25.89	418,630	1.80	1.80	(1.47)	7
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	(3.77)	57.90	24.91	422,919	1.86	1.86	(1.50)	12

Class R
Year ended 10/31/24	37.24	(0.01)	8.35	8.34	—	45.58	22.40	118,476	1.42	1.43	(0.02)	62
Year ended 10/31/23	38.83	(0.29)	(1.30)	(1.59)	—	37.24	(4.10)	122,156	1.37	1.38	(0.67)	29
Year ended 10/31/22	74.88	(0.45)	(31.67)	(32.12)	(3.93)	38.83	(45.08)	139,891	1.37	1.37	(0.86)	9
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	(7.00)	74.88	26.49	274,251	1.30	1.30	(0.97)	7
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	(3.77)	65.02	25.53	233,141	1.36	1.36	(1.00)	12

Class Y
Year ended 10/31/24	41.19	0.23	9.25	9.48	—	50.67	23.02	388,468	0.92	0.93	0.48	62
Year ended 10/31/23	42.73	(0.08)	(1.46)	(1.54)	—	41.19	(3.60)	557,786	0.87	0.88	(0.17)	29
Year ended 10/31/22	81.60	(0.21)	(34.73)	(34.94)	(3.93)	42.73	(44.81)	892,146	0.87	0.87	(0.36)	9
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	(7.00)	81.60	27.13	2,419,916	0.80	0.80	(0.47)	7
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	(3.77)	70.00	26.18	1,940,275	0.86	0.86	(0.50)	12

Class R5
Year ended 10/31/24	40.59	0.26	9.12	9.38	—	49.97	23.11	42	0.86	0.86	0.54	62
Year ended 10/31/23	42.08	(0.05)	(1.44)	(1.49)	—	40.59	(3.54)	35	0.81	0.82	(0.11)	29
Year ended 10/31/22	80.36	(0.16)	(34.19)	(34.35)	(3.93)	42.08	(44.77)	625	0.80	0.80	(0.29)	9
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	(7.00)	80.36	27.28	1,089	0.68	0.68	(0.35)	7
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	(3.77)	68.95	26.38	12	0.70	0.70	(0.34)	12

Class R6
Year ended 10/31/24	41.81	0.31	9.37	9.68	—	51.49	23.15	720,856	0.79	0.79	0.61	62
Year ended 10/31/23	43.32	(0.02)	(1.49)	(1.51)	—	41.81	(3.49)	832,308	0.74	0.75	(0.04)	29
Year ended 10/31/22	82.55	(0.13)	(35.17)	(35.30)	(3.93)	43.32	(44.73)	1,118,236	0.73	0.73	(0.22)	9
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	(7.00)	82.55	27.28	2,117,391	0.68	0.68	(0.35)	7
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	(3.77)	70.67	26.39	1,558,563	0.70	0.70	(0.34)	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2024,
2023, 2022, 2021 and 2020, respectively.

11        Invesco Global Opportunities Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
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Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
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Invesco Limited Term Municipal Income Fund, Class A2 shares.
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Invesco Government Money Market Fund, Investor Class shares.
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Invesco Premier Portfolio, Investor Class shares.
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
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All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
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Class A shares: 0.25%
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Class C shares: 1.00%
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Class P shares: 0.10%
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Class R shares: 0.50%
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Class S shares: 0.15%
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Invesco Cash Reserve Shares: 0.15%
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Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

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Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
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Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
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Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Global Opportunities Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-GLOPP-PRO-1

Prospectus
February 28, 2025
Class:  A (OSMAX), C (OSMCX), R (OSMNX), Y (OSMYX), R5 (INSLX), R6 (OSCIX)

Invesco International Small-Mid Company Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco International Small-Mid Company Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.21	0.21	0.21	0.21	0.14	0.07

Total Annual Fund Operating Expenses	1.37	2.13	1.63	1.13	1.06	0.99

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$960	$1,259	$2,106

Class C	$316	$667	$1,144	$2,269

Class R	$166	$514	$887	$1,933

Class Y	$115	$359	$622	$1,375

Class R5	$108	$337	$585	$1,294

Class R6	$101	$315	$547	$1,213

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$682	$960	$1,259	$2,106

Class C	$216	$667	$1,144	$2,269

Class R	$166	$514	$887	$1,933

Class Y	$115	$359	$622	$1,375

Class R5	$108	$337	$585	$1,294

Class R6	$101	$315	$547	$1,213

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in common stock of small- and mid-cap companies that are domiciled, or have their primary operations, outside the United States.
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-cap companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers small- and mid-cap companies to be those having a market capitalization in the range of the companies included in the MSCI ACWI ex USA SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund will invest at least 65% of its total assets in foreign securities.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio managers may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The Fund may invest in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or
1        Invesco International Small-Mid Company Fund

section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan. The growth of Japan’s economy has recently lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and may be adversely affected by trade tariffs, other protectionist measures, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased
2        Invesco International Small-Mid Company Fund

volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
The Fund may invest in companies that have no current cash flow and, although it is anticipated that such companies will generate cash flow in the future, there is the risk that such companies will go bankrupt or otherwise cease operations.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Small-Mid Company Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	24.89%
Worst Quarter	March 31, 2020	-21.52%
3        Invesco International Small-Mid Company Fund

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	11/17/1997	-11.60%	-0.60%	5.63%
Return After Taxes on Distributions		-13.46	-1.90	4.50
Return After Taxes on Distributions and Sale of Fund Shares		-5.32	-0.20	4.61

Class C	11/17/1997	-8.01	-0.23	5.59

Class R	3/1/2001	-6.73	0.27	5.95

Class Y	9/7/2005	-6.23	0.78	6.48

Class R5	5/24/2019	-6.20	0.87 [1]	6.43 [1]

Class R6	12/29/2011	-6.11	0.90	6.65

MSCI ACWI ex USA SMID Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		3.49	3.55	5.06

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
David Nadel	Portfolio Manager (Lead)	2019

Andrey Belov	Portfolio Manager	2024

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and
Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in common stock of small- and mid-cap companies that are domiciled, or have their primary operations, outside the United States.
Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small- and mid-cap companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers small- and mid-cap companies to be those having a market capitalization in the range of the companies included in the MSCI ACWI ex USA SMID Cap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock. The capitalization range of the index is subject to change at any time due to market activity or changes in its composition. The range of the index generally widens over time and is reconstituted periodically to preserve its market cap characteristics.
The Fund will invest at least 65% of its total assets in foreign securities.
The Fund may buy stocks and other equity securities of companies that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses,
4        Invesco International Small-Mid Company Fund

investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider.
The Fund’s portfolio managers evaluate investment opportunities using a bottom-up investment approach. This approach includes fundamental analysis of a company’s financial statements, management record and structure, operations, product development and industry competitive position. In addition, the portfolio managers may also look for companies with conservatively-capitalized balance sheets, high and consistent internal rates of return, and a favorable market position within healthy and growing industries. These factors may vary in particular cases and may change over time. The Fund may invest in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries
5        Invesco International Small-Mid Company Fund

may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Japan Investment Risk. Japan may be subject to political, economic, nuclear, labor, natural disaster, and regional and global conflict risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and may be adversely affected by trade tariffs, other protectionist measures, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. Japan has a limited supply of natural resources, and is heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
The Japanese economy faces additional concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry.
Moreover, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes as a result, which may adversely affect its economic competitiveness in the world marketplace.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility,
6        Invesco International Small-Mid Company Fund

political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell
7        Invesco International Small-Mid Company Fund

derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.92% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
David Nadel, Portfolio Manager (Lead), who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019.
■
Andrey Belov, Portfolio Manager, who has been responsible for the Fund since 2024 and has been associated with Invesco and/or its affiliates since 2020. From 2018 to 2020, he was a research analyst at Lord Abbett for an international small-mid cap strategy.
The lead or co-lead portfolio manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead or
8        Invesco International Small-Mid Company Fund

co-lead portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
9        Invesco International Small-Mid Company Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund’s website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$36.15	$0.16	$6.74	$6.90	$(0.36)	$(0.65)	$(1.01)	$42.04	19.19%(d)	$682,142	1.38%(d)	1.38%(d)	0.39%(d)	21%
Year ended 10/31/23	36.30	0.15	(0.19)(e)	(0.04)	—	(0.11)	(0.11)	36.15	(0.15)(d)	676,005	1.35 (d)	1.35 (d)	0.37 (d)	26
Year ended 10/31/22	63.38	0.04	(21.41)	(21.37)	(0.02)	(5.69)	(5.71)	36.30	(36.72)(d)	787,042	1.33 (d)	1.33 (d)	0.10 (d)	20
Year ended 10/31/21	51.69	0.02	16.17	16.19	—	(4.50)	(4.50)	63.38	33.13 (d)	1,439,340	1.31 (d)	1.31 (d)	0.04 (d)	24
Year ended 10/31/20	48.20	(0.10)	5.95	5.85	(0.18)	(2.18)	(2.36)	51.69	12.53 (d)	1,199,225	1.34 (d)	1.34 (d)	(0.22)(d)	73

Class C
Year ended 10/31/24	30.81	(0.13)	5.75	5.62	—	(0.65)	(0.65)	35.78	18.30	11,757	2.14	2.14	(0.37)	21
Year ended 10/31/23	31.19	(0.13)	(0.14)(e)	(0.27)	—	(0.11)	(0.11)	30.81	(0.91)	21,483	2.11	2.11	(0.39)	26
Year ended 10/31/22	55.66	(0.27)	(18.51)	(18.78)	—	(5.69)	(5.69)	31.19	(37.20)	41,813	2.09	2.09	(0.66)	20
Year ended 10/31/21	46.22	(0.37)	14.31	13.94	—	(4.50)	(4.50)	55.66	32.10	117,303	2.07	2.07	(0.72)	24
Year ended 10/31/20	43.62	(0.41)	5.34	4.93	(0.15)	(2.18)	(2.33)	46.22	11.70	135,265	2.10	2.10	(0.98)	73

Class R
Year ended 10/31/24	33.44	0.05	6.24	6.29	(0.26)	(0.65)	(0.91)	38.82	18.89	57,634	1.64	1.64	0.13	21
Year ended 10/31/23	33.68	0.04	(0.17)(e)	(0.13)	—	(0.11)	(0.11)	33.44	(0.43)	56,784	1.61	1.61	0.11	26
Year ended 10/31/22	59.34	(0.07)	(19.90)	(19.97)	—	(5.69)	(5.69)	33.68	(36.87)	63,205	1.59	1.59	(0.16)	20
Year ended 10/31/21	48.78	(0.12)	15.18	15.06	—	(4.50)	(4.50)	59.34	32.76	106,435	1.57	1.57	(0.22)	24
Year ended 10/31/20	45.70	(0.21)	5.63	5.42	(0.16)	(2.18)	(2.34)	48.78	12.26	88,420	1.60	1.60	(0.48)	73

Class Y
Year ended 10/31/24	35.90	0.27	6.69	6.96	(0.47)	(0.65)	(1.12)	41.74	19.50	1,203,547	1.14	1.14	0.63	21
Year ended 10/31/23	36.06	0.25	(0.20)(e)	0.05	(0.10)	(0.11)	(0.21)	35.90	0.07	1,554,427	1.11	1.11	0.61	26
Year ended 10/31/22	63.00	0.15	(21.23)	(21.08)	(0.17)	(5.69)	(5.86)	36.06	(36.55)	1,943,233	1.09	1.09	0.34	20
Year ended 10/31/21	51.29	0.16	16.05	16.21	—	(4.50)	(4.50)	63.00	33.45	4,039,299	1.07	1.07	0.28	24
Year ended 10/31/20	47.75	0.02	5.90	5.92	(0.20)	(2.18)	(2.38)	51.29	12.81	3,240,701	1.10	1.10	0.02	73

Class R5
Year ended 10/31/24	36.49	0.30	6.80	7.10	(0.53)	(0.65)	(1.18)	42.41	19.57	396	1.07	1.07	0.70	21
Year ended 10/31/23	36.64	0.30	(0.19)(e)	0.11	(0.15)	(0.11)	(0.26)	36.49	0.22	459	0.99	0.99	0.73	26
Year ended 10/31/22	63.92	0.19	(21.57)	(21.38)	(0.21)	(5.69)	(5.90)	36.64	(36.51)	379	1.00	1.00	0.43	20
Year ended 10/31/21	51.94	0.20	16.28	16.48	—	(4.50)	(4.50)	63.92	33.55	512	1.00	1.00	0.35	24
Year ended 10/31/20	48.26	0.07	5.99	6.06	(0.20)	(2.18)	(2.38)	51.94	12.99	191	0.99	0.99	0.13	73

Class R6
Year ended 10/31/24	36.13	0.32	6.73	7.05	(0.53)	(0.65)	(1.18)	42.00	19.62	2,224,079	1.00	1.00	0.77	21
Year ended 10/31/23	36.30	0.30	(0.19)(e)	0.11	(0.17)	(0.11)	(0.28)	36.13	0.21	2,166,008	0.99	0.99	0.73	26
Year ended 10/31/22	63.39	0.21	(21.37)	(21.16)	(0.24)	(5.69)	(5.93)	36.30	(36.48)	1,846,459	0.97	0.97	0.46	20
Year ended 10/31/21	51.52	0.23	16.14	16.37	—	(4.50)	(4.50)	63.39	33.62	3,227,212	0.95	0.95	0.40	24
Year ended 10/31/20	47.90	0.08	5.93	6.01	(0.21)	(2.18)	(2.39)	51.52	12.97	2,532,327	0.95	0.95	0.17	73

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2024,
2023, 2022, 2021 and 2020, respectively.

(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

10        Invesco International Small-Mid Company Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
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Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
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Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
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Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
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Invesco Limited Term Municipal Income Fund, Class A2 shares.
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Invesco Government Money Market Fund, Investor Class shares.
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Invesco Premier Portfolio, Investor Class shares.
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Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
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All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
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Class A shares: 0.25%
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Class C shares: 1.00%
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Class P shares: 0.10%
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Class R shares: 0.50%
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Class S shares: 0.15%
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Invesco Cash Reserve Shares: 0.15%
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Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
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Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
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that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
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Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
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Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
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Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
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Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
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Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
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Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
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Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
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shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
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redemptions made in connection with a return of excess contributions from an IRA account
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shares purchased through a Right of Reinstatement (as defined above)
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redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
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Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
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Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
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Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
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Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
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A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
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Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
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Shares purchased in an investment advisory program.
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Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
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Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
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Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco International Small-Mid Company Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-ISMC-PRO-1

Prospectus
February 28, 2025
Class: A (VSQAX), C (VSQCX), R (VSQRX), Y (VSQYX), R5 (VSQFX), R6 (VSQSX)

Invesco MSCI World SRI Index Fund
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Class A, Class C, Class R, Class Y and Class R5 shares are closed to new investors.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco MSCI World SRI Index Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	1.60	1.60	1.60	1.60	1.49	1.49

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.00	2.75	2.25	1.75	1.64	1.64

Fee Waiver and/or Expense Reimbursement[2]	1.55	1.55	1.55	1.55	1.44	1.44

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.45	1.20	0.70	0.20	0.20	0.20

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19% and 0.19%, respectively of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and , respectively. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$593	$1,001	$1,433	$2,631

Class C	$222	$706	$1,316	$2,784

Class R	$72	$554	$1,063	$2,464

Class Y	$20	$399	$803	$1,933

Class R5	$20	$376	$756	$1,822

Class R6	$20	$376	$756	$1,822

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$593	$1,001	$1,433	$2,631

Class C	$122	$706	$1,316	$2,784

Class R	$72	$554	$1,063	$2,464

Class Y	$20	$399	$803	$1,933

Class R5	$20	$376	$756	$1,822

Class R6	$20	$376	$756	$1,822

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities represented in the MSCI World SRI Index (the Underlying Index) and in derivatives and other instruments that have economic characteristics similar to such securities.
The Underlying Index includes common stocks of large- and mid-capitalization companies from 23 developed market countries, including the U.S. The Underlying Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of companies that have high Environmental, Social and Governance (ESG) ratings relative to their sector peers, as determined by MSCI Inc. (MSCI), the index provider of the Underlying Index. The investment universe for the Underlying Index starts with constituents (i.e., a company or stock that is part of the index) included in the MSCI Global Investable Market Indexes. The Underlying Index uses MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics to identify companies that are involved in certain business activities. Companies are excluded from the Underlying Index if they meet the following business involvement criteria: (1) they have any tie to controversial weapons, as defined by MSCI; (2) they are manufacturers or producers, as determined by MSCI, of civilian firearms, nuclear weapons (or of components or delivery platforms that can be used for nuclear weapons and/or provide auxiliary services related to nuclear weapons), or tobacco, or, with respect to civilian firearms and tobacco, derive 5% or more of their revenues from certain activities, such as distribution, production, retail, supply and licensing of such products; (3) their revenues from adult entertainment, alcohol, conventional weapons, gambling, genetically modified organisms, nuclear power, or thermal coal-based power generation exceed the business involvement thresholds determined by MSCI; (4) they derive any revenue (either reported or estimated) from unconventional fossil
1        Invesco MSCI World SRI Index Fund

fuel extraction or thermal coal mining; or (5) they have evidence of ownership of fossil fuel reserves, as determined by MSCI.
MSCI utilizes proprietary ratings and research provided by MSCI ESG Research LLC (MSCI ESG Research) to assign the remaining companies an “ESG Rating” and an “ESG Controversies Score.” Companies must meet a minimum ESG Rating and ESG Controversies Score to be eligible for inclusion in the Underlying Index. Companies not assessed by MSCI ESG Research on data for MSCI ESG Ratings, MSCI ESG Controversies, MSCI Climate Change Metrics and MSCI Business Involvement Screening Research are not eligible for inclusion in the Underlying Index.
According to MSCI ESG Research, an ESG Rating is based on a company’s ability to manage ESG risks and opportunities relative to its industry peers. MSCI ESG Research uses a quantitative model to evaluate the ability of companies to manage key issues, such as carbon emissions, water stress, or health and safety (each, a “Key Issue”) within their respective industries. Points of data include the company’s risk exposure to a particular Key Issue (by evaluating certain business metrics such as core product and business segments) and the company’s demonstrated management capabilities (by evaluating its management strategies and track record of performance in managing risks or opportunities). Other factors, such as a company’s ability to capitalize on certain opportunities presented by a particular risk and the company’s alleged involvement in ESG controversies, are also evaluated. Companies are assigned scores based on these various factors, which are then combined and normalized relative to their industry peers to create the final ESG Ratings. The Underlying Index methodology targets securities of companies making up the top 25% of the free float-adjusted market capitalization in each representative sector of each region represented in the Underlying Index according to their ESG Ratings.
An ESG Controversies Score is based on a company’s involvement in very serious controversies involving the negative ESG impact of its operations and/or products and services. The evaluation framework is designed to be consistent with specific international norms and principles represented by the UN Declaration of Human Rights, the International Labour Organization (ILO) Fundamental Conventions, and the UN Global Compact.
The Underlying Index is rebalanced quarterly and reconstituted annually. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
In seeking to track the performance (before fees and expenses) of the Underlying Index, the Adviser utilizes a “sampling” methodology pursuant to which the Adviser will invest substantially all of the Fund’s assets in securities comprising the Underlying Index in approximately the same proportion as such securities’ weighting in the Underlying Index, but will generally not purchase all of the securities comprising the Underlying Index.
The Fund can use exchange-traded futures contracts, including index futures, to gain exposure to equity securities represented in the Underlying Index while managing cash balances. These investments are not subject to the ESG considerations discussed above.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
In seeking to track the Underlying Index, the Fund may from time to time have significant exposure to a particular sector.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
ESG Risk. Because MSCI uses ESG factors to exclude, select and assign weights to certain stocks of companies included in the Underlying Index for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. Consequently, the Fund may underperform other funds that do not use ESG factors. Further, there is a risk that information used by MSCI to evaluate the ESG factors may not be readily available, complete or accurate, which could negatively impact MSCI’s ability to apply its ESG standards when compiling the Underlying Index, which may negatively impact the Fund’s performance. MSCI’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG Rating and ESG Controversies Score, may differ from that of other funds, the Adviser or an investor. As a result, the companies deemed eligible by MSCI for inclusion in the Underlying Index may not reflect the beliefs and values of any particular investor and may not be deemed to exhibit positive or favorable ESG
2        Invesco MSCI World SRI Index Fund

characteristics if different metrics were used to evaluate them. Not every investment or issuer held by the Fund may be evaluated for ESG considerations.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing and reconstituting the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. The Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Sampling Risk. The Fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Issuer Focus Risk. The Fund may have significant exposure to a single investment or issuer. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the the Fund’s shares.
Non-Diversification Risk. To the extent the Fund becomes non-diversified the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to June 29, 2020, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to June 29, 2020 may have differed had the Fund’s current investment strategy been in effect. The performance table compares the Fund’s performance to that of a broad measure of market performance and additional benchmarks with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
3        Invesco MSCI World SRI Index Fund

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	17.78%
Worst Quarter	March 31, 2020	-21.64%

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	7/1/2016	7.39%	8.71%	8.38%
Return After Taxes on Distributions		4.95	7.85	7.55
Return After Taxes on Distributions and Sale of Fund Shares		6.11	6.83	6.60

Class C	7/1/2016	11.78	9.14	8.32

Class R	7/1/2016	13.31	9.68	8.83

Class Y	7/1/2016	13.96	10.23	9.38

Class R5	7/1/2016	13.96	10.23	9.38

Class R6	7/1/2016	13.96	10.23	9.38

Custom Invesco MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[1]		13.94	10.50	11.38

MSCI World SRI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		13.94	11.44	12.47

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)		18.67	11.17	11.78

1
The Custom Invesco MSCI World SRI Index (Net) is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index (Net) thereafter.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Deutschland GmbH (Invesco Deutschland)

Portfolio Managers	Title	Length of Service on the Fund
Su-Jin Fabian, CFA	Portfolio Manager	2020

Nils Huter, CFA	Portfolio Manager	2018

Robert Nakouzi	Portfolio Manager	2016

Daniel Tsai, CFA	Portfolio Manager	2020

Ahmadreza Vafaeimehr, CFA	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
Class A, Class C, Class R, Class Y and Class R5 shares are closed to new investors. The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital.
The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities
4        Invesco MSCI World SRI Index Fund

represented in the Underlying Index and in derivatives and other instruments that have economic characteristics similar to such securities. This policy may be changed by the Board, but no change is anticipated. If the Fund’s policy changes, the Fund will notify shareholders at least 60 days prior to implementation of the change.
The Underlying Index includes common stocks of large- and mid-capitalization companies from 23 developed market countries, including the U.S. The Underlying Index is a free float-adjusted market capitalization weighted index that is designed to represent the performance of companies that have high ESG ratings relative to their sector peers, as determined by MSCI, the index provider of the Underlying Index. The investment universe for the Underlying Index starts with constituents included in the MSCI Global Investable Market Indexes. The Underlying Index then uses MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics to identify companies that are involved in certain business activities. Companies are excluded from the Underlying Index if they meet the following business involvement criteria: (1) the “most restrictive” screen, which excludes companies that have any tie to controversial weapons (cluster munitions, landmines, depleted uranium weapons, biological/chemical weapons, blinding lasers, non-detectable fragments, and incendiary weapons), as defined by MSCI; (2) the “highly restrictive” screen, which excludes companies that are manufacturers or producers, as determined by MSCI, of civilian firearms, nuclear weapons (or of components or delivery platforms that can be used for nuclear weapons and/or provide auxiliary services related to nuclear weapons), or tobacco, or, with respect to civilian firearms and tobacco, derive 5% or more of their revenues from certain activities, such as distribution, production, retail, supply and licensing of such products; and (3) the “moderately restrictive” screen, which excludes companies whose revenues from adult entertainment, alcohol, conventional weapons, gambling, genetically modified organisms, or nuclear power exceed the business involvement thresholds determined by MSCI (generally ranging from 5% or more to 15% or more, depending on the type of activity). The following companies are also excluded from the Underlying Index without reference to any specific restrictiveness level: (i) those deriving any revenue (either reported or estimated) from unconventional oil and gas extraction or thermal coal mining, (ii) those deriving 5% or more revenue (either reported or estimated) from thermal coal-based power generation, and (iii) those that have evidence of fossil fuel reserves ownership, as determined by MSCI.
MSCI utilizes proprietary ratings and research provided by MSCI ESG Research to assign the remaining companies an “ESG Rating” and an “ESG Controversies Score.” ESG Ratings range on a seven-point scale from “AAA” to “CCC,” with “AAA” being the highest rating. ESG Controversies Scores range from “0” to “10,” with “0” being the most severe controversy. Companies must have a minimum ESG Rating of “A” and a minimum ESG Controversies Score of “4” to be eligible for inclusion as new constituents in the Underlying Index. Companies not assessed by MSCI ESG Research on data for MSCI ESG Ratings, MSCI ESG Controversies, MSCI Climate Change Metrics and MSCI Business Involvement Screening Research are not eligible for inclusion in the Underlying Index.
An ESG Rating is based on a company’s ability to manage ESG risks and opportunities relative to its industry peers. MSCI ESG Research identifies ESG risks and opportunities through a quantitative model that evaluates each industry for Key Issues, such as carbon emissions, water stress, or health and safety. In determining whether a company in a particular industry is adequately managing a Key Issue, MSCI ESG Research looks at the company’s risk exposure to the particular Key Issue (by evaluating certain business metrics such as core product and business segments) and the company’s demonstrated management capabilities (by evaluating its management strategies and track record of performance in managing risks or opportunities). Other factors, such as a company’s ability to capitalize on certain opportunities presented by a particular risk and the company’s alleged involvement in ESG controversies, are also evaluated. Companies are assigned scores based on these various factors, which are then combined and normalized relative to their industry peers to create the final ESG Ratings.
According to MSCI ESG Research, an ESG Controversies Score is based on a company’s involvement in very serious controversies involving the negative ESG impact of its operations and/or products and services. The evaluation framework used in making this determination is designed to be consistent with international norms and principles represented by the UN Declaration of Human Rights, the International Labour Organization (ILO) Fundamental Conventions, and the UN Global Compact.
Once the companies are rated, the Underlying Index methodology employs a selection approach to target securities of companies making up the top 25% of the free float-adjusted market capitalization in each representative sector of each region represented in the Underlying Index according to their ESG Ratings, thus emphasizing securities with ESG Ratings of “AAA” and “AA.”
The Underlying Index is rebalanced quarterly at the end of February, August and November, and reconstituted annually in May. Existing constituents are required to maintain a minimum ESG Rating of “BB” and a minimum ESG Controversies Score of “1” to remain in the Underlying Index at each rebalance and reconstitution. Companies whose ESG Ratings and ESG Controversies Scores drop below the requisite minimums will be removed from the Underlying Index at each rebalance and reconstitution. Constituents are not removed from the Underlying Index between rebalances and reconstitutions on account of a company dropping below the requisite minimum ESG Ratings or ESG Controversies Scores, or a change in business involvement. The Fund is generally rebalanced and reconstituted in accordance with the Underlying Index.
In seeking to track the performance (before fees and expenses) of the Underlying Index, the Adviser utilizes a “sampling” methodology pursuant to which the Adviser will invest substantially all of the Fund’s assets in securities comprising the Underlying Index in approximately the same proportion as such securities’ weighting in the Underlying Index, but will generally not purchase all of the securities comprising the Underlying Index. The sampling methodology will result in the Fund holding a portfolio of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. The Adviser bases the quantity of holdings in the Fund on a number of factors, including whether it is practical or cost effective to invest in a particular security represented in the Underlying Index.
There also may be instances in which the Adviser may choose to (i) overweight or underweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index. Therefore, certain securities in the Fund may not be subject to the ESG considerations discussed above.
The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.
The Fund can use exchange-traded futures contracts, including index futures, to gain exposure to equity securities represented in the Underlying Index while managing cash balances. For example, the Fund may receive cash as a result of a shareholder purchase prior to its periodic rebalancing; instead of holding the cash until the next rebalancing of the Fund’s portfolio, the portfolio managers may purchase index futures to maintain exposure to securities included in the Underlying Index. When the Fund’s portfolio is rebalanced, the index futures would be sold and the resulting cash would be invested in securities included in the Underlying Index. These investments are not subject to the ESG considerations discussed above.
5        Invesco MSCI World SRI Index Fund

A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an off-setting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A “non-diversified” fund can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.
In seeking to track the Underlying Index, the Fund may from time to time have significant exposure to a particular sector.
In compiling the Underlying Index, MSCI may, at its discretion, choose to change its ESG factors, add ESG factors, or modify the application of the ESG factors at any time. This will impact investments held by the Fund and may cause certain companies, sectors or industries to be dropped from or added to the Underlying Index and, therefore, the Fund’s portfolio.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Fund and Its Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
ESG Risk. Because MSCI uses ESG factors to exclude, select and assign weights to certain stocks of companies included in the Underlying Index for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. Consequently, the Fund may underperform other funds that do not use ESG factors. Further, there is a risk that information used by MSCI to evaluate the ESG factors may not be readily available, complete or accurate, which could negatively impact MSCI’s ability to apply its ESG standards when compiling the Underlying Index, which may negatively impact the Fund’s performance. MSCI’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG Rating and ESG Controversies Score, may differ from that of other funds, the Adviser or an investor. As a result, the companies deemed eligible by MSCI for inclusion in the Underlying Index may not reflect the beliefs and values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them. Not every investment or issuer held by the Fund may be evaluated for ESG considerations.
6        Invesco MSCI World SRI Index Fund

Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Index Risk. Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund generally rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.
Non-Correlation Risk. The Fund’s returns may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the Fund. Additionally, because the Fund uses a sampling approach, it may result in returns for the Fund that are not as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index.
The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints. The Fund’s transactions, which are principally in cash and therefore could be subject to incurring higher costs in buying or selling securities, may also contribute to tracking error. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.
The Fund generally attempts to remain fully invested in the constituents of the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Fund and the Adviser’s affiliates.
Sampling Risk. The use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of
7        Invesco MSCI World SRI Index Fund

securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater. In addition, by sampling the securities in the Underlying Index, the Fund faces the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Issuer Focus Risk. The Fund may have significant exposure to a single investment or issuer. The greater the Fund’s exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the the Fund’s shares.
Non-Diversification Risk. To the extent the Fund becomes non-diversified the Fund may invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Deutschland serves as the Fund’s investment sub-adviser. Invesco Deutschland, an affiliate of the Adviser, is located at An der Welle 5, 1st Floor, Frankfurt, Germany. Invesco Deutschland has been managing assets for institutional and retail clients since 1998. Invesco Deutschland provides portfolio management services to the Fund.
8        Invesco MSCI World SRI Index Fund

In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management team at Invesco and Invesco Deutschland. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Su-Jin Fabian, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
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Nils Huter, CFA, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Deutschland and/or its affiliates since 2007.
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Robert Nakouzi, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco Deutschland and/or its affiliates since 2004.
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Daniel Tsai, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2000.
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Ahmadreza Vafaeimehr, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Deutschland and/or its affiliates since 2018.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
Limited Fund Offering
Class A, Class C, Class R, Class Y and Class R5 shares of the Fund are closed to new investors. Class R6 shares of the Fund remains open to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
Investors who were invested in the Fund on or prior to June 29, 2020 may continue to make additional purchases and exchanges in their accounts. During this limited offering, the Fund reserves the right, in its discretion, to accept purchases and exchanges: from certain investors which may include, among others, corporations, endowments, foundations and insurance companies; from registered investment advisor (RIA) or bank trust firms with eligible assets described above that launch a new offering platform or move assets from an existing platform to a new platform; and in other limited circumstances after a determination by the Adviser that such
9        Invesco MSCI World SRI Index Fund

action is not detrimental to the Fund and its shareholders. The Fund reserves the right to change this policy at any time.
Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases and exchanges of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of June 29, 2020. Existing RIA and bank trust firms that have an investment allocation to the Fund in a fee-based, wrap or advisory account, can continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms.
The Fund may resume sale of Class A, Class C, Class R, Class Y and Class R5 shares of the Fund to new investors on a future date if the Adviser determines it is appropriate.

Disclaimers
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (MSCI), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE MSCI PARTIES). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE ADVISER. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF
THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
No purchaser, seller, or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
The Adviser and its affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein.
The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
10        Invesco MSCI World SRI Index Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$14.39	$0.23	$3.90	$4.13	$(0.23)	$(0.26)	$(0.49)	$18.03	29.11%(d)	$1,636	0.44%	2.00%	1.37%	32%
Year ended 10/31/23	12.82	0.23	1.54	1.77	(0.20)	—	(0.20)	14.39	13.99	1,088	0.44	2.45	1.57	23
Year ended 10/31/22	16.76	0.19	(3.93)	(3.74)	(0.20)	—	(0.20)	12.82	(22.58)	914	0.44	2.15	1.28	13
Year ended 10/31/21	11.78	0.19	4.98	5.17	(0.19)	—	(0.19)	16.76	44.35	1,337	0.44	3.31	1.28	19
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	—	(0.19)	11.78	0.89	922	0.70	3.03	1.48	118

Class C
Year ended 10/31/24	14.15	0.10	3.83	3.93	(0.21)	(0.26)	(0.47)	17.61	28.15 (d)	220	1.19	2.75	0.62	32
Year ended 10/31/23	12.60	0.12	1.53	1.65	(0.10)	—	(0.10)	14.15	13.14	166	1.19	3.20	0.82	23
Year ended 10/31/22	16.49	0.08	(3.88)	(3.80)	(0.09)	—	(0.09)	12.60	(23.16)	148	1.19	2.90	0.53	13
Year ended 10/31/21	11.67	0.08	4.92	5.00	(0.18)	—	(0.18)	16.49	43.21	207	1.19	4.06	0.53	19
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	—	(0.11)	11.67	0.21	158	1.45	3.78	0.73	118

Class R
Year ended 10/31/24	14.30	0.19	3.87	4.06	(0.22)	(0.26)	(0.48)	17.88	28.81 (d)	985	0.69	2.25	1.12	32
Year ended 10/31/23	12.74	0.19	1.54	1.73	(0.17)	—	(0.17)	14.30	13.69	583	0.69	2.70	1.32	23
Year ended 10/31/22	16.66	0.15	(3.90)	(3.75)	(0.17)	—	(0.17)	12.74	(22.76)	464	0.69	2.40	1.03	13
Year ended 10/31/21	11.74	0.15	4.96	5.11	(0.19)	—	(0.19)	16.66	43.93	571	0.69	3.56	1.03	19
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	—	(0.16)	11.74	0.74	325	0.95	3.28	1.23	118

Class Y
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (d)	1,201	0.19	1.75	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	902	0.19	2.20	1.82	23
Year ended 10/31/22	16.87	0.22	(3.94)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	793	0.19	1.90	1.53	13
Year ended 10/31/21	11.83	0.23	5.01	5.24	(0.20)	—	(0.20)	16.87	44.73	793	0.19	3.06	1.53	19
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	—	(0.22)	11.83	1.11	485	0.45	2.78	1.73	118

Class R5
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (d)	18	0.19	1.63	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	15	0.19	2.08	1.82	23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	13	0.19	1.78	1.53	13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	—	(0.20)	16.87	44.73	17	0.19	2.86	1.53	19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	—	(0.22)	11.83	1.20	22	0.45	2.56	1.73	118

Class R6
Year ended 10/31/24	14.49	0.28	3.92	4.20	(0.23)	(0.26)	(0.49)	18.20	29.45 (d)	12,848	0.19	1.63	1.62	32
Year ended 10/31/23	12.91	0.26	1.56	1.82	(0.24)	—	(0.24)	14.49	14.28	7,719	0.19	2.08	1.82	23
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	—	(0.24)	12.91	(22.37)	6,590	0.19	1.80	1.53	13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	—	(0.20)	16.87	44.73	9,884	0.19	2.79	1.53	19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	—	(0.22)	11.83	1.20	6,342	0.45	2.51	1.73	118

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Amount includes the effect of the Adviser pay-in for an economic loss that occurred on July 31, 2024. Had the pay-in not been made, the total return would have been 27.96%, 26.99%, 27.66%,
28.31%, 28.31% and 28.31% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

11        Invesco MSCI World SRI Index Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■
Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
■
Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
■
Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
■
Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
■
When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■
When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■
When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■
Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■
Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■
Reject or cancel all or any part of any purchase or exchange order.
■
Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■
Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■
Trade activity monitoring.
■
Discretion to reject orders.
■
Purchase blocking.
■
The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■
The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078, Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco MSCI World SRI Index Fund SEC 1940 Act file number: 811-06463

invesco.com/us	GLRE-PRO-1

Prospectus
February 28, 2025
Class:  A (OIGAX), C (OIGCX), R (OIGNX), Y (OIGYX), R5 (INGFX), R6 (OIGIX)

Invesco Oppenheimer International Growth Fund
Class R5 shares of the Fund are offered only to grandfathered investors.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

        Invesco Oppenheimer International Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	0.24	1.00	0.50	None	None	None

Other Expenses[2]	0.19	0.19	0.19	0.19	0.13	0.06

Total Annual Fund Operating Expenses	1.10	1.86	1.36	0.86	0.80	0.73

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” have been restated to reflect current fees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$656	$880	$1,123	$1,816

Class C	$289	$585	$1,006	$1,981

Class R	$138	$431	$745	$1,635

Class Y	$88	$274	$477	$1,061

Class R5	$82	$255	$444	$990

Class R6	$75	$233	$406	$906

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$656	$880	$1,123	$1,816

Class C	$189	$585	$1,006	$1,981

Class R	$138	$431	$745	$1,635

Class Y	$88	$274	$477	$1,061

Class R5	$82	$255	$444	$990

Class R6	$75	$233	$406	$906

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time the Fund may place greater emphasis on investing in one or more particular regions such as Europe or Asia. Under normal market conditions the Fund will:
■
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and
■
emphasize investments in common stocks of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and industry position.
The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time:
■
companies that enjoy a strong competitive position and high demand for their products or services;
■
companies with accelerating earnings growth and cash flow; and
■
diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The
1        Invesco Oppenheimer International Growth Fund

portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
European Investment Risk. The Economic and Monetary Union (the EMU) of the European Union (the EU) requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest, or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member countries from the European Union, such as the departure of the United Kingdom (the UK), referred to as Brexit, could place the departing member’s currency and banking system under severe stress or even in jeopardy. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging
2        Invesco Oppenheimer International Growth Fund

market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	20.52%
Worst Quarter	March 31, 2020	-19.99%
3        Invesco Oppenheimer International Growth Fund

Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/25/1996	-7.15%	1.90%	3.79%
Return After Taxes on Distributions		-9.30	-0.30	2.64
Return After Taxes on Distributions and Sale of Fund Shares		-2.57	1.57	3.11

Class C	3/25/1996	-3.39	2.28	3.75

Class R	3/1/2001	-2.00	2.79	4.12

Class Y	9/7/2005	-1.50	3.31	4.64

Class R5	5/24/2019	-1.44	3.43	4.59 [1]

Class R6	3/29/2012	-1.41	3.45	4.80

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

1
Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Robert B. Dunphy, CFA	Portfolio Manager (Lead)	2019 (predecessor fund 2012)

Ananya Lodaya	Portfolio Manager	2024

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R5 and Class R6 shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
The minimum investments for Class A, C, R and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Class R5 shares of the Fund are offered only to grandfathered investors. With respect to Class R5 and Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R5 or Class R6 shares, the minimum initial investment in each share class is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. The Fund may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets (i.e., those that are generally in the early stages of their industrial cycles) as well as in developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia or Europe. Under normal market conditions the Fund will:
■
invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and
■
emphasize investments in common stocks of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stock and other securities having equity features.
In selecting investments for the Fund’s portfolio, the portfolio managers evaluate investment opportunities on a company-by-company basis. The portfolio managers look primarily for foreign companies with high growth potential using a “bottom up” investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company’s financial statements and management
4        Invesco Oppenheimer International Growth Fund

structure and consideration of the company’s operations, product development, and industry position.
The portfolio managers currently focus on the following factors, which may vary in particular cases and may change over time:
■
companies that enjoy a strong competitive position and high demand for their products or services;
■
companies with accelerating earnings growth and cash flow; and
■
diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.
The portfolio managers also consider the effect of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria and the trends that are considered may change over time. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
■
Market Disruption Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Fund’s investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic regions.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), Fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.
5        Invesco Oppenheimer International Growth Fund

Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. Information about the Fund’s investment in a country is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
European Investment Risk. The EMU requires compliance by member countries with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. The value of the Fund’s investments in Europe will be affected by economic and political developments in Europe, among other factors. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU and Europe as a whole.
European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. Responses to these and other financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, or may limit future growth and economic recovery, may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of European countries’ debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets of a number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.
Issues involving the EU’s membership, in particular the 2020 withdrawal of the UK from the EU, have increased the risks associated with European investments. The UK’s departure sparked volatility in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the UK’s economy, including possible inflation or recession, continued depreciation of the British pound, or disruption to Britain’s trading arrangements with the rest of Europe. Because the UK is one of Europe’s largest economies, its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member countries to contemplate departing the EU. An exit by other member countries will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation or deflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization
6        Invesco Oppenheimer International Growth Fund

programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available on the Fund’s website, including in its annual report to shareholders and other related information on Form N-CSR, and in its quarterly portfolio holdings as filed with the SEC on Form N-PORT.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice,
7        Invesco Oppenheimer International Growth Fund

and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended October 31, 2024, the Adviser received compensation of 0.67% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available on the Fund's website and in the Fund's report filed on Form N-CSR for the Fund's most recent annual or semi-annual fiscal period.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
■
Robert B. Dunphy, CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Dunphy managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2004.
■
Ananya Lodaya, Portfolio Manager, who has been responsible for the Fund since 2024 and has been associated with Invesco and/or its affiliates since 2016.
The lead or co-lead portfolio manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead or co-lead portfolio manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers' investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC) if you sell Class C shares within one year of purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows. During a time of economic volatility, the Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
8        Invesco Oppenheimer International Growth Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is available on the Fund's website and is included in the Fund’s Form N-CSR filed with the SEC, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 10/31/24	$33.46	$0.10	$7.14	$7.24	$(0.26)	$(3.90)	$(4.16)	$36.54	22.28%(d)	$981,462	1.11%(d)	1.11%(d)	0.27%(d)	10%
Year ended 10/31/23	31.02	0.08	2.36	2.44	—	—	—	33.46	7.87 (d)	932,029	1.10 (d)	1.10 (d)	0.23 (d)	13
Year ended 10/31/22	52.65	0.00	(15.44)	(15.44)	(0.05)	(6.14)	(6.19)	31.02	(32.80)	1,014,906	1.08	1.08	0.01	9
Year ended 10/31/21	45.87	0.01	13.72	13.73	—	(6.95)	(6.95)	52.65	32.14	1,680,415	1.10	1.10	0.00	18
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	—	(0.38)	45.87	10.84	1,472,093	1.10	1.13	(0.06)	22

Class C
Year ended 10/31/24	30.30	(0.16)	6.45	6.29	—	(3.90)	(3.90)	32.69	21.33	36,624	1.87	1.87	(0.49)	10
Year ended 10/31/23	28.30	(0.17)	2.17	2.00	—	—	—	30.30	7.07	46,143	1.86	1.86	(0.53)	13
Year ended 10/31/22	48.88	(0.26)	(14.18)	(14.44)	—	(6.14)	(6.14)	28.30	(33.31)	65,001	1.83	1.83	(0.74)	9
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	—	(6.95)	(6.95)	48.88	31.15	150,110	1.85	1.85	(0.75)	18
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	—	(0.07)	43.30	10.02	184,361	1.85	1.88	(0.81)	22

Class R
Year ended 10/31/24	32.32	0.00	6.89	6.89	(0.16)	(3.90)	(4.06)	35.15	21.94	205,796	1.37	1.37	0.01	10
Year ended 10/31/23	30.04	(0.01)	2.29	2.28	—	—	—	32.32	7.59	195,099	1.36	1.36	(0.03)	13
Year ended 10/31/22	51.26	(0.09)	(14.99)	(15.08)	—	(6.14)	(6.14)	30.04	(32.97)	203,428	1.33	1.33	(0.24)	9
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	—	(6.95)	(6.95)	51.26	31.80	311,920	1.35	1.35	(0.25)	18
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	—	(0.27)	44.92	10.58	263,106	1.35	1.38	(0.31)	22

Class Y
Year ended 10/31/24	33.33	0.19	7.10	7.29	(0.35)	(3.90)	(4.25)	36.37	22.57	2,284,608	0.87	0.87	0.51	10
Year ended 10/31/23	30.84	0.17	2.33	2.50	(0.01)	—	(0.01)	33.33	8.12	2,320,877	0.86	0.86	0.47	13
Year ended 10/31/22	52.41	0.10	(15.35)	(15.25)	(0.18)	(6.14)	(6.32)	30.84	(32.64)	2,575,369	0.83	0.83	0.26	9
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46	5,009,610	0.85	0.85	0.25	18
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	—	(0.48)	45.63	11.13	4,132,110	0.85	0.88	0.19	22

Class R5
Year ended 10/31/24	33.65	0.21	7.16	7.37	(0.40)	(3.90)	(4.30)	36.72	22.60	2,681	0.81	0.81	0.57	10
Year ended 10/31/23	31.11	0.23	2.36	2.59	(0.05)	—	(0.05)	33.65	8.31	2,245	0.69	0.69	0.64	13
Year ended 10/31/22	52.84	0.12	(15.46)	(15.34)	(0.25)	(6.14)	(6.39)	31.11	(32.58)	1,974	0.76	0.76	0.33	9
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66	44,233	0.72	0.72	0.38	18
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	—	(0.53)	45.97	11.29	12	0.69	0.69	0.35	22

Class R6
Year ended 10/31/24	33.33	0.23	7.10	7.33	(0.40)	(3.90)	(4.30)	36.36	22.71	2,831,297	0.74	0.74	0.64	10
Year ended 10/31/23	30.85	0.22	2.34	2.56	(0.08)	—	(0.08)	33.33	8.30	3,063,945	0.73	0.73	0.60	13
Year ended 10/31/22	52.44	0.15	(15.34)	(15.19)	(0.26)	(6.14)	(6.40)	30.85	(32.55)	3,283,066	0.69	0.69	0.40	9
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66	5,824,515	0.70	0.70	0.40	18
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	—	(0.55)	45.67	11.29	5,473,919	0.69	0.69	0.35	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2024 and 2023, respectively.

9        Invesco Oppenheimer International Growth Fund

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to investors (Invesco Funds or Funds). The following information is about the Invesco Funds and their share classes that have different fees and expenses. Certain Invesco Funds have their own “Shareholder Account Information Section” that should be consulted for specific information related to those Funds.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. As a result, the availability of certain share classes and/or shareholder privileges or services described in this prospectus will depend on the policies, procedures and trading platforms of the financial intermediary or conduit investment vehicle. Accordingly, through your financial intermediary you may be invested in a share class that is subject to higher annual fees and expenses than other share classes that are offered in this prospectus. Investing in a share class subject to higher annual fees and expenses may have an adverse impact on your investment return. Please consult your financial adviser to consider your options, including your eligibility to qualify for the share classes and/or shareholder privileges or services described in this prospectus.
The Fund is not responsible for any additional share class eligibility requirements, investment minimums, exchange privileges, or other policies imposed by financial intermediaries or for notifying shareholders of any changes to them. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section
401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. To access your account, go to the tab for “Account & Services,” then click on “Accounts Overview.” For additional information about Invesco Funds, consult the Fund’s prospectus and SAI, which are available on that same website or upon request free of charge. The website is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class and any eligibility requirements of your financial intermediary, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
▪ Initial sales charge which may be waived or reduced[1]	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge	▪ No initial sales charge
▪ CDSC on certain redemptions[1]	▪ CDSC on redemptions within one year if a commission has been paid	▪ No CDSC	▪ No CDSC	▪ No CDSC
▪ 12b-1 fee of up to 0.25%[2]	▪ 12b-1 fee of up to 1.00%[3]	▪ 12b-1 fee of up to 0.50%	▪ No 12b-1 fee	▪ No 12b-1 fee

▪ Investors may only open an
account to purchase Class C
shares if they have appointed a
financial intermediary that allows
for new accounts in Class C shares
to be opened. This restriction does
not apply to Employer Sponsored
Retirement and Benefit Plans.
		▪ Does not convert to Class A shares	▪ Does not convert to Class A shares	▪ Does not convert to Class A shares
A-1        The Invesco Funds
MCF—02/25

Share Classes
Class A	Class C	Class R	Class Y	Class R5 and R6
	▪ Eligible for automatic conversion to Class A shares. See “Automatic Conversion of Class C and Class CX Shares” herein.	▪ Intended for Retirement and Benefit Plans[4]		▪ Special eligibility requirements and investment minimums apply (see “Share Class Eligibility – Class R5 and R6 shares” below)
▪ Purchase maximums apply
1
Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund do not have initial sales charges or CDSCs on redemptions in most cases.
2
Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3
The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
4
Your financial intermediary may have additional eligibility criteria for Class R shares. Please see the “Financial Intermediary- Specific Arrangements” section of this prospectus for further information.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■
Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco EQV European Equity Fund, Invesco Health Care Fund, Invesco High Yield Fund, Invesco Income Fund, Invesco Income Advantage U.S. Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small Cap Growth Fund, Invesco Technology Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio.
■
Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
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Class AX shares: Invesco Government Money Market Fund;
■
Class CX shares: Invesco Government Money Market Fund;
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Class P shares: Invesco Summit Fund;
■
Class S shares: Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund; and
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Invesco Cash Reserve Shares: Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio.
Share Class Eligibility
The availability of certain share classes will depend on how you purchased your shares. Intermediaries may have different policies regarding the availability of certain share classes than those described below. You should consult your financial adviser to consider your options, including your eligibility to qualify for the share classes described below. The Fund is not responsible for eligibility requirements imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific eligibility requirements. Please consult with your financial intermediary if you have any questions regarding their policies.
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary that allows for new accounts in Class C shares to be opened. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX and CX Shares
Class AX and CX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX or CX of Invesco Government Money Market Fund may make additional purchases into Class AX and CX, respectively, of Invesco Government Money Market Fund. All references in this “Shareholder Account Information” section of this prospectus to Class A, C or R shares of the Invesco Funds shall include CX shares of Invesco Government Money Market Fund, unless otherwise noted. All references in this “Shareholder Account Information” section of this prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Retirement and Benefit Plans. Certain financial intermediaries have additional eligibility criteria regarding Class R shares. If you received Class R shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class R shares purchases.
Class R5 and R6 Shares
Class R5 and R6 shares of the Funds are available for use by Employer Sponsored Retirement and Benefit Plans, held either at the plan level or through omnibus accounts, that generally process no more than one net redemption and one net purchase transaction each day.
Class R5 and R6 shares of the Funds are also available to institutional investors. Institutional investors are: banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled
A-2        The Invesco Funds

investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations. For information regarding investment minimums for Class R5 and R6 shares, please see “Minimum Investments” below.
Class R6 shares of the Funds are also available through an intermediary that has agreed with Invesco Distributors, Inc. to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.
Shareholders eligible to purchase Class R6 Shares must meet the requirements specified by their intermediary. Not all intermediaries offer Class R6 Shares to their customers.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary, including through brokerage platforms, where a broker is acting as the investor’s agent, that may require the payment by the investor of a commission and/or other form of compensation to that broker, (ii) endowments, foundations, or Employer Sponsored Retirement and Benefit Plans (with the exception of “Solo 401(k)” Plans and 403(b) custodial accounts held directly at Invesco), (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases. In addition, you will be permitted to make additional Class Y shares purchases if you owned Class Y shares in a “Solo 401(k)” Plan or 403(b) custodial account held directly at Invesco if you held such shares in your account on or prior to May 24, 2019, or if you currently own Class Y shares held in a previously eligible account (as outlined in (i) in the above paragraph) for which you no longer have a financial intermediary.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■
Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■
Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■
Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a service and/or distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
The following Funds and share classes do not have 12b-1 plans:
■
Invesco Limited Term Municipal Income Fund, Class A2 shares.
■
Invesco Government Money Market Fund, Investor Class shares.
■
Invesco Premier Portfolio, Investor Class shares.
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■
All Funds, Class Y, Class R5 and Class R6 shares
Under the applicable service and/or distribution plan, the Funds may pay distribution and/or service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class (subject to the exceptions noted on page A-1):
■
Class A shares: 0.25%
■
Class C shares: 1.00%
■
Class P shares: 0.10%
■
Class R shares: 0.50%
■
Class S shares: 0.15%
■
Invesco Cash Reserve Shares: 0.15%
■
Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into six categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. Additionally, Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund do not have initial sales charges. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds (a Large Purchase) the initial sales charge set forth below will be
A-3        The Invesco Funds

waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	4.25%	4.44%

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

Category V Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	3.25%	3.36%

$100,000 but less than	$250,000	2.75	2.83

$250,000 but less than	$500,000	1.75	1.78

$500,000 but less than	$1,000,000	1.50	1.52

Category VI Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on how you purchase your shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, exchanges or conversions between classes or exchanges between Funds; account investment minimums; and minimum account balances, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers, discounts or other special arrangements. For waivers and discounts not available through a particular intermediary, shareholders should consult their financial advisor to consider their options.
The following types of investors may purchase Class A shares without paying an initial sales charge:
Waivers Offered by the Fund
■
Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■
Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder):
■
with assets of at least $1 million; or
■
with at least 100 employees eligible to participate in the plan; or
■
that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■
Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■
Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■
Funds of funds or other pooled investment vehicles.
■
Insurance company separate accounts.
■
Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■
Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■
Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
■
Former shareholders of Atlas Strategic Income Fund who purchase shares of a Fund into which shareholders of Invesco Global Strategic Income Fund may exchange if permitted by the intermediary’s policies.
■
Former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan who purchase shares of a Fund into which shareholders of Invesco Main Street Fund may exchange if permitted by the intermediary’s policies.
■
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, and who continue to purchase Class A shares.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■
reinvesting dividends and distributions;
■
exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■
purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■
purchasing Class A shares with proceeds from the redemption of Class C, Class R, Class R5, Class R6 or Class Y shares where the redemption and purchase are effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
A-4        The Invesco Funds

Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Financial Intermediary-Specific Arrangements
The financial intermediary-specific waivers, discounts, policies regarding exchanges and conversions, account investment minimums, minimum account balances, and share class eligibility requirements that follow are only available to clients of those financial intermediaries specifically named below and to Invesco funds that offer the share class(es) to which the arrangements relate. Please contact your financial intermediary for questions regarding your eligibility and for more information with respect to your financial intermediary’s sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements. Financial intermediary-specific sales charge waivers, discounts, investment minimums, minimum account balances, and share class eligibility requirements and other special arrangements are implemented and administered by each financial intermediary. It is the responsibility of your financial intermediary (and not the Funds) to ensure that you obtain proper financial intermediary-specific waivers, discounts, investment minimums, minimum account balances and other special arrangements and that you are placed in the proper share class for which you are eligible through your financial intermediary. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts or other financial intermediary-specific arrangements as disclosed herein. Please contact your financial intermediary for more information regarding the sales charge waivers, discounts, investment minimums, minimum account balances, share class eligibility requirements and other special arrangements available to you and to ensure that you understand the steps you must take to qualify for such arrangements. The terms and availability of these waivers and special arrangements may be amended or terminated at any time.

Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
■
Transaction size breakpoints, as described in this prospectus or the SAI.
■
Rights of accumulation (ROA), as described in this prospectus or the SAI.
■
Letter of intent, as described in this prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
■
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
■
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:
■
redemptions due to death or disability of the shareholder
■
shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI
■
redemptions made in connection with a return of excess contributions from an IRA account
■
shares purchased through a Right of Reinstatement (as defined above)
■
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

D.A. Davidson & Co. (“D.A. Davidson”)
Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
■
Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures.
■
CDSC Waivers on Classes A and C shares available at D.A. Davidson
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the fund’s prospectus beginning in the calendar year the shareholder turns age 72.
■
Shares acquired through a right of reinstatement.
A-5        The Invesco Funds

■
Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after August 28, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Invesco funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
■
Breakpoints
■
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
■
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Invesco funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
■
Letter of Intent (“LOI”)
■
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount.
The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
■
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■
Shares purchased in an Edward Jones fee-based program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
● The redemption and repurchase occur in the same account.
● The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
■
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
■
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
■
Purchases of Class 529-A shares made for recontribution of refunded amounts.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■
The death or disability of the shareholder.
■
Systematic withdrawals with up to 10% per year of the account value.
■
Return of excess contributions from an Individual Retirement Account (IRA).
■
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■
Shares exchanged in an Edward Jones fee-based program.
■
Shares acquired through NAV reinstatement.
■
Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
A-6        The Invesco Funds

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
● Initial purchase minimum: $250
● Subsequent purchase minimum: none
Minimum Balances
● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
○ A fee-based account held on an Edward Jones platform
○ A 529 account held on an Edward Jones platform
○ An account with an active systematic investment plan or LOI
Exchanging Share Classes
● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing shares through a Janney brokerage account will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
■
Front-end sales charge waivers on Class A shares available at Janney
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares acquired through a right of reinstatement.
■
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
■
CDSC waivers on Class A and C shares available at Janney
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus.
■
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■
Shares acquired through a right of reinstatement.
■
Shares exchanged into the same share class of a different fund.
■
Front-end sales charge discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in the fund’s Prospectus.
■
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information (“SAI”).
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
■
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
■
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
■
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
■
Shares purchased through rights of reinstatement.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
■
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
■
A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C Shares available at J.P. Morgan Securities LLC
■
Shares sold upon the death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Shares purchased in connection with a return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
■
Breakpoints as described in the prospectus.
■
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
A-7        The Invesco Funds

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus or SAI. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
■
Front-end Load Waivers Available at Merrill
■
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■
Shares purchased through a Merrill investment advisory program.
■
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
■
Shares purchased through the Merrill Edge Self-Directed platform.
■
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
■
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
■
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement).
■
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees).
■
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
■
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
■
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
■
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
■
Shares sold due to return of excess contributions from an IRA account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
■
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
■
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
■
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
■
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules;
■
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■
Shares purchased through a Morgan Stanley self-directed brokerage account;
■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program; and
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
■
Front-end Sales Load Waivers on Class A Shares available at OPCO
■
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
■
Shares purchased by or through a 529 Plan
■
Shares purchased through an OPCO affiliated investment advisory program
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following
A-8        The Invesco Funds

the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
■
Employees and registered representatives of OPCO or its affiliates and their family members
■
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
■
CDSC Waivers on A and C Shares available at OPCO
■
Death or disability of the shareholder
■
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
■
Return of excess contributions from an IRA Account
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
■
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO Shares acquired through a right of reinstatement
■
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
■
Breakpoints as described in this prospectus.
■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. (“PFSI”)
Policies Regarding Transactions Through PFSI
The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.
Share Classes
■
Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
■
Class C shares: only in accounts with existing Class C share holdings.
Breakpoints
■
Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.
Rights of Accumulation (“ROA”)
■
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Invesco funds held by the shareholder on the PSS Platform. It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Invesco Fund purchased with a sales charge. No shares of Invesco funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Invesco Fund purchased on the PSS platform.
■
Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
■
ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).
Letter of Intent (“LOI”)
■
By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
■
Only holdings of Invesco funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Invesco funds on the PSS platform, or other facts qualifying the purchaser for this discount.
■
Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
■
If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■
Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform
■
Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).
■
PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above and condition
A-9        The Invesco Funds

the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James Financial Services, Inc.
Shareholders purchasing Fund shares through a Raymond James Financial Services, Inc., Raymond James affiliates and each entity’s affiliates (Raymond James) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■
Front-end sales load waivers on Class A shares available at Raymond James
■
Shares purchased in an investment advisory program.
■
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend distributions.
■
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
■
CDSC Waivers on Classes A and C shares available at Raymond James
■
Death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
■
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■
Shares acquired through a right of reinstatement.
■
Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. Incorporated (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
■
Front-End Sales Charge Waivers on Class A-shares Available at Baird
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund.
■
Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird.
■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■
CDSC Waivers on Classes A and C shares Available at Baird
■
Shares sold due to death or disability of the shareholder.
■
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s prospectus.
■
Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■
Shares acquired through a right of reinstatement.
■
Front-End Sales Charge Discounts Available at Baird: Breakpoints, Rights of Accumulation and/or letters of intent
■
Breakpoints as described in this prospectus.
■
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of within a fund family through Baird, over a 13-month period of time.

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates (“Stifel”)
Effective December 20, 2024, shareholders purchasing or holding Invesco shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (CDSC) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of Accumulation
■
Rights of accumulation (ROA) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Invesco funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
■
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
A-10        The Invesco Funds

Front-end sales charge waivers on Class A shares available at Stifel
Sales charges may be waived for the following shareholders and in the following situations:
■
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
■
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
■
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
■
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Invesco funds.
■
Shares purchased from the proceeds of redeemed shares of Invesco funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
■
Shares from rollovers into Stifel from retirement plans to IRAs.
■
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■
Purchases of Class 529-A shares through a rollover from another 529 plan.
■
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
■
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
■
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
■
Return of excess contributions from an IRA Account.
■
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■
Shares acquired through a right of reinstatement.
■
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
■
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
■
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

UBS Financial Services Inc. (“UBS”)
Pursuant to an agreement with the Distributor, UBS may offer Class Y shares to its retail brokerage clients whose shares are held in omnibus accounts at UBS, or its designee. For these clients, UBS may charge commissions or transaction fees with respect to brokerage transactions in Class Y shares. The minimum investment for Class Y shares is waived for transactions through such brokerage platforms at UBS. Please contact your
UBS representative for more information about these fees and other eligibility requirements.

Qualifying for Reduced Sales Charges and Sales Charge Exceptions
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.
an individual account owner;
2.
immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.
a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner;
4.
a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof); and
5.
certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level (as described below) prior to December 15, 2023, and who continue to purchase Class A shares.
Alternatively, an Employer Sponsored Retirement and Benefit Plan (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)
the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)
each transmittal is accompanied by checks or wire transfers; and
c)
the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, and each new participant account is established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
The Fund's transfer agent may link new participant accounts in Employer Sponsored Retirement and Benefit Plans (but not including plans utilizing the Invesco 403(b)(7) Custodial Account program, or the individual custodial accounts thereunder) and Employer Sponsored IRAs at the plan level for ROA for the purpose of qualifying those participants for lower initial sales charge rates.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
Purchases of Class A shares of Invesco Conservative Income Fund, Invesco Government Money Market Fund and Invesco Short Term Municipal Fund, Class AX shares or Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, as applicable, or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
A-11        The Invesco Funds

Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested. Shares equal in value to 5% of the intended purchase amount will be held in escrow for this purpose.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1% with the exception of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund which do not have CDSCs on redemptions.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares or Class A shares of Invesco Government Money Market Fund or Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker-dealer was not paid a commission at the time of purchase. If you redeem your shares during the first year since your purchase has been made you will be assessed a CDSC as disclosed in the “Fees and Expenses - Shareholder Fees” table in the prospectus, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
Effective November 1, 2021, Class C shares of Invesco Short Term Bond Fund are subject to a CDSC. If you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC prior to November 1, 2021, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■
If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■
If you redeem shares to pay account fees.
■
If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund
■
Class A shares of Invesco Government Money Market Fund
■
Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio
■
Investor Class shares of any Fund
■
Class P shares of Invesco Summit Fund
■
Class R5 and R6 shares of any Fund
■
Class R shares of any Fund
■
Class S shares of Invesco Charter Fund, Invesco Select Risk: Moderately Conservative Investor Fund, Invesco Select Risk: Growth Investor Fund, Invesco Select Risk: Moderate Investor Fund and Invesco Summit Fund
■
Class Y shares of any Fund
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day,
A-12        The Invesco Funds

the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Portfolio
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Fund has implemented policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, and investments in the Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to the Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. The Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of the Fund, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of the Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Minimum Investments
There are no minimum investments for Class P or S shares for fund accounts. The minimum investments for Class A, C, R, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
The minimum investments for Class R5 and R6 shares are as follows:
There is no minimum initial investment for an Employer Sponsored Retirement and Benefit Plan investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment in each share class for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the 1940 Act, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts where the intermediary:
■
generally charges an asset-based fee or commission in addition to those described in this prospectus; and
■
maintains Class R6 shares and makes them available to retail investors.
A financial intermediary may impose different investment minimums than those set forth above. The Fund is not responsible for any investment minimums imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific investment minimums. Please consult with your financial intermediary if you have any questions regarding their policies.
How to Purchase Shares*
	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary*	Contact your financial adviser or financial intermediary.	Contact your financial adviser or financial intermediary.
By Mail
Mail completed account application
and check to the Funds’ transfer
agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
The Funds’ transfer agent does NOT
accept the following types of
payments: Credit Card Checks,
Temporary/Starter Checks, Third
Party Checks, and Cash.

Mail your check and the remittance
slip from your confirmation
statement to the Funds’ transfer
agent. The Funds’ transfer agent
does NOT accept the following
types of payments: Credit Card
Checks, Temporary/Starter Checks,
Third Party Checks, and Cash.

A-13        The Invesco Funds

	Opening An Account	Adding To An Account
By Wire*	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone*	Open your account using one of the methods described above.
The Bank Account Information
option on your completed account
application or complete a
Systematic Options and Bank
Information Form. Mail the
application or form to the Funds’
transfer agent. Once the Funds’
transfer agent has received the
form, call the Funds’ transfer agent
at the number below to place your
purchase order. For Class R5 and
R6 shares, call the Funds’ transfer
agent at (800) 959-4246 and wire
payment for your purchase order in
accordance with the wire
instructions listed above.

Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.
*Class R5 and R6 shares may only be purchased through a financial intermediary or by telephone at (800) 959-4246.
Non-retirement retail investors, including high net worth investors investing directly or through a financial intermediary, are not eligible for Class R5 shares. IRAs and Employer Sponsored IRAs are also not eligible for Class R5 shares. If you hold your shares through a financial intermediary, the terms by which you purchase, redeem and exchange shares may differ than the terms in this prospectus depending upon the policies and procedures of your financial intermediary.
Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Shares of the Invesco Funds are available to U.S. persons with valid taxpayer identification numbers. Accounts will generally not be established for foreign persons or entities including those with a Canadian residential or mailing address unless Invesco or its affiliates elects to do so under certain limited circumstances.
Systematic Purchase Plan (Available for all classes except Class R5 and R6 shares)
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging (Available for all classes except Class R5 and R6 shares)
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge.
Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■
Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■
Your account balance in the Fund receiving the dividend or distribution must be at least $500.
If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
Redeeming Shares*
The Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.
Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary*
Contact your financial adviser or financial intermediary. The Funds’
transfer agent must receive your financial adviser’s or financial intermediary’s call before the Funds’ net asset value determination
(as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value. Please contact your financial adviser or financial intermediary with respect to reporting of cost basis and available elections for your account.

By Mail	Send a written request to the Funds’ transfer agent which includes:

▪ Original signatures of all registered owners/trustees;
▪ The dollar value or number of shares that you wish to redeem;
▪ The name of the Fund(s) and your account number;
▪ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and

A-14        The Invesco Funds

How to Redeem Shares

▪ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a
Retirement and Benefit Plan, you must complete the appropriate distribution form.

By Telephone*
Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
▪ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a
pre-authorized checking account;
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have not previously declined the telephone redemption
privilege.

You may, in limited circumstances, initiate a redemption from an
Invesco IRA by telephone. Redemptions from Employer Sponsored
Retirement and Benefit Plans and Employer Sponsored IRAs may be
initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization. You must call the
Funds’ transfer agent before the Funds’ net asset value
determination (as defined by the applicable Fund) in order to effect the redemption at that day’s net asset value.

Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet
Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
▪ You can provide proper identification information;
▪ Your redemption proceeds do not exceed $250,000 per Fund; and
▪ You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit
Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

*Class R5 and R6 shares may only be redeemed through a financial intermediary or by telephone at (800) 959-4246.
Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. You can avoid the check hold period if you pay for your shares with a certified check, a cashier’s check or a federal wire. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
In addition, a temporary hold may be placed on the disbursement of redemption proceeds from an account if there is a reasonable belief that financial exploitation of a Specified Adult (as defined below) has occurred, is occurring, has been attempted, or will be attempted. Notice of such a delay will be provided in accordance with regulatory requirements. This temporary hold will be for an initial period of no more than 15 business days while an internal review is performed. Should the internal review support the belief that financial exploitation has occurred, is occurring, has been attempted or will be attempted, the temporary hold may be extended for up to 10 additional business days. Both the initial and subsequent hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (a) a natural person age 65 and older, or (b) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.
If you redeem by telephone, the Funds’ transfer agent will transmit the amount of redemption proceeds electronically to your pre-authorized bank account. Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Certain Funds have a line of credit, as disclosed in such Funds’ principal investment strategy and risk disclosures that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco U.S. Government Money Portfolio, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or, with respect to the retail and government money market funds, the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees
As “Government Money Market Funds” under Rule 2a-7, Invesco Government Money Market Fund, Invesco Premier U.S. Government Portfolio and Invesco U.S. Government Money Portfolio are not subject to discretionary liquidity fee requirements on fund redemptions which might apply to other types of funds. In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to discretionary liquidity fees, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares before the policy change became effective.
For Invesco Premier Portfolio, the Adviser (as the Board’s delegate) may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund.
A-15        The Invesco Funds

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee is imposed, the Board expects that for the duration of its implementation and the day after which such fee is terminated, the Fund would strike only one net asset value (“NAV”) per day, at the Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee will be available on the Fund’s website. If a liquidity fee is applied by the Adviser (as the Board’s delegate), it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Adviser. Liquidity fees would reduce the amount you receive upon redemption of your shares.
The Adviser (as the Board’s delegate) may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of a Fund. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect. When a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Liquidity fees will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement, modify, or remove a liquidity fee as requested from time to time, including the rejection of orders due to the imposition of a fee or the prompt re-confirmation of orders following a notification regarding the implementation of a fee. If a liquidity fee is imposed, these steps are expected to include the submission of separate purchase and redemption orders (on a gross basis), rather than combined purchase and redemption orders (on a net basis), from the time of the effectiveness of the liquidity fee and the submission of order information to the Fund or its designee prior to the next calculation of a Fund’s NAV, including information on orders received in good order and eligible to receive a price computed on a day on which the Fund imposes a liquidity fee. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. A redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee may be paid by the Fund without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a financial intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the financial intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the financial intermediary.
Systematic Withdrawals (Available for all classes except Class R5 and R6 shares)
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent has previously provided check writing privileges for accounts in the following Funds and share classes:
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Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■
Invesco U.S. Government Money Portfolio, Invesco Cash Reserve Shares and Class Y shares
■
Invesco Premier Portfolio, Investor Class shares
■
Invesco Premier U.S. Government Money Portfolio, Investor Class shares
Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms and, effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■
When your redemption proceeds exceed $250,000 per Fund.
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When you request that redemption proceeds be paid to someone other than the registered owner of the account.
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When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
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When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Purchases-in-Kind
You may purchase shares of a Fund by transferring securities to a Fund in exchange for Fund shares (“in-kind purchases”). In-kind purchases may be made only upon the Funds’ approval and determination that the securities are acceptable investments for the Fund and are purchased consistent with the Fund’s procedures relating to in-kind purchases. The Funds reserve the right to amend or terminate this practice at any time. You must call the Funds at (800) 959-4246 before sending any securities. Please see the SAI for additional details.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay
A-16        The Invesco Funds

payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Redemptions Initiated by the Funds
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months for any reason, including market fluctuation, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
A financial intermediary may have a different policy regarding redemptions of accounts with small balances. The Fund is not responsible for any small account balance policies imposed by financial intermediaries or for notifying shareholders of any changes to them. See “Waivers Available Through Certain Financial Intermediaries and Other Financial Intermediary-Specific Arrangements” for more information on certain intermediary-specific small account balance policies. Please consult with your financial intermediary if you have any questions regarding their policies.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year (the Low Balance Fee) may be deducted annually from all accounts held in the Funds (each a Fund Account) with a value less than $750 (the Low Balance Amount). The Low Balance Fee and Low Balance Amount are determined by the Funds and the Adviser, and may be adjusted for any year depending on various factors, including market conditions. The Low Balance Fee, Low Balance Amount and the date on which the Low Balance Fee will be deducted from any Fund Account will be posted on our website, www.invesco.com/us, on or about November 1 of each year. This fee is collected by the Funds' transfer agent by redeeming sufficient shares from the shareholder's Fund Account, and is used to reduce the expenses that would otherwise be payable by the Funds to the Funds' transfer agent under the Funds' agreement with the transfer agent.
The Low Balance Fee and Low Balance Amount do not apply to Fund Accounts held in a Retirement and Benefit Plan for which an Invesco Affiliate acts as the plan document provider or custodian for underlying participant or IRA accounts. However, for purposes of all other Retirement and Benefit Plans, the Low Balance Fee and Low Balance Amount shall apply to each Fund Account (as appropriate) that is maintained by the Funds' transfer agent in the underlying participant or IRA Account.
The Funds and the Adviser reserve the right to waive the Low Balance Fee, change the Low Balance amount or modify the conditions for assessment of the Low Balance Fee at any time.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):

Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares*

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C*

Class CX	Class C, CX

Class R	Class R*

Class R5	Class R5

Class R6	Class R6

Class Y	Class Y*
* You may exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C
or R shares of any other Fund as long as you are otherwise eligible for such share class. If you exchange Class Y shares of Invesco U.S. Government Money Portfolio for Class A, C or R shares of any other Fund, you may exchange those Class A, C or R shares back into Class Y shares of
Invesco U.S. Government Money Portfolio, but not Class Y shares of any other Fund.

Exchanges into Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund and Invesco Dynamic Credit Opportunity Fund (the “Interval Funds”) are closed-end interval funds that continuously offer their shares pursuant to the terms and conditions of their prospectuses. The Adviser is the investment adviser for the Interval Funds. As with the Invesco Funds, you generally may exchange your shares of any Invesco Fund for the same class of shares of the Interval Funds. Please refer to the prospectuses for the Interval Funds for more information, including the share classes offered by each Interval Fund and limitations on exchanges out of the Interval Funds.
Exchanges Not Permitted
The following exchanges are not permitted:
■
Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■
Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
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Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■
All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
■
Class A, C or R shares of a Fund acquired by exchange of Class Y shares of Invesco U.S. Government Money Portfolio cannot be exchanged for Class Y shares of any Fund, except Class Y shares of Invesco U.S. Government Money Portfolio.
A-17        The Invesco Funds

Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Automatic Conversion of Class C and Class CX Shares
Class C and Class CX shares held for eight years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio, the Funds’ Class C and/or Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class and all existing Class C shares of Invesco Short Term Municipal Fund will automatically convert to Class A shares of that Fund at the end of June 2022 (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). The first conversion of Class C and Class CX shares to Class A and Class AX shares under this policy would occur at the end of December 2020 for all Class C and Class CX shares that were held for more than eight years as of November 30, 2020.
Automatic conversions pursuant to the Conversion Feature will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee or other charge. All such automatic conversions of Class C and Class CX shares will constitute tax-free exchanges for federal income tax purposes.
Class C and Class CX shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A and Class AX shares, respectively, of the Fund (or Invesco Cash Reserve shares for Invesco
Government Money Market Fund) on the Conversion Date pro rata with the converting Class C and Class CX shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C or Class CX shares held through a financial intermediary in existing omnibus Employer Sponsored Retirement and Benefit Plans and other omnibus accounts may be converted pursuant to the Conversion Feature by the financial intermediary once it is determined that the Class C or Class CX shares have been held for the required holding period. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period as the Fund and its agents may not have transparency into how long a shareholder has held Class C or Class CX shares for purposes of determining whether such Class C or Class CX shares are eligible to automatically convert pursuant to the Conversion Feature. In order to determine eligibility for automatic conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible to exercise the Conversion Feature, and the shareholder or their financial intermediary may be required to maintain records that substantiate the holding period of Class C or Class CX shares.
In addition, a financial intermediary may sponsor and/or control programs or platforms that impose a different conversion schedule or eligibility requirements for conversions of Class C or Class CX shares. In these cases, Class C and Class CX shares of certain shareholders may not be eligible for automatic conversion pursuant to the Conversion Feature as described above. The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for automatic conversion. Please consult with your financial intermediary if you have any questions regarding the Conversion Feature.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
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Conversions into Class A from Class A2 of the same Fund.
■
Conversions into Class A2, Class AX, Class CX, Class P or Class S of the same Fund.
Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
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Reject or cancel all or any part of any purchase or exchange order.
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Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■
Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
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Modify or terminate any sales charge waivers or exceptions.
■
Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds, Invesco Conservative Income Fund, and Invesco Short Term Municipal Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or
A-18        The Invesco Funds

short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
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Trade activity monitoring.
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Discretion to reject orders.
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Purchase blocking.
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The use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
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The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■
With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■
With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Invesco Conservative Income Fund. The Board of Invesco Conservative Income Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Conservative Income Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of the Invesco Conservative Income Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
■
The Fund is offered to investors as a cash management vehicle; investors perceive an investment in the Fund as an alternative to cash and must be able to purchase and redeem shares regularly and frequently.
■
One of the advantages of the Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the Fund will be detrimental to the continuing operations of the Fund.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs.
The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Invesco Short Term Municipal Fund. The Board of Invesco Short Term Municipal Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board of Invesco Short Term Municipal Fund considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal, especially in light of the reasons for not having such a policy as described below. Nonetheless, to the extent that the Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the Fund’s yield could be negatively impacted.
The Board of Invesco Short Term Municipal Fund does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
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The Fund is designed to address the needs of retail investors who seek liquidity in their investment and seek the ability to purchase and redeem shares at any time.
■
Any policy that diminishes the ability of shareholders to purchase and redeem shares of the Fund will be detrimental to the continuing operations of the Fund.
■
The Fund generally invests in short duration liquid investment grade municipal securities.
Excessive trading activity in the Fund’s shares may cause the Fund to incur increased brokerage and administrative costs. The Fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the Fund determines that such purchase may disrupt the Fund’s operation or performance.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $50,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases
A-19        The Invesco Funds

and redemptions of shares having a value of less than $50,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Conservative Income Fund, Invesco Short Term Municipal Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in
A-20        The Invesco Funds

similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Funds (except as noted below) value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The Funds that operate as government money market or retail money market funds value all of their securities at amortized cost.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Rights and Warrants. Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by a clearing house or an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. A business day for Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco
Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio, Invesco U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing Invesco Premier Portfolio and Invesco U.S. Government Money Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Advantage International Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Floating Rate ESG Fund, Invesco Global Allocation Fund, Invesco Global Strategic Income Fund, Invesco Gold & Special Minerals Fund, Invesco International Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Multi-Strategy Fund and Invesco Senior Floating Rate Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions,
A-21        The Invesco Funds

the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (only applicable to the Invesco Steelpath Funds)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with MLP distributions considered to be a return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that the deferred tax asset balance will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carry forward periods and the associated risk that operating loss and capital loss carry forwards may be limited or expire unused, and unrealized gains and losses on investments. Consideration is also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions. The Fund will assess whether a valuation allowance is required to offset any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for the Invesco SteelPath Funds)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
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Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
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Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
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A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified
A-22        The Invesco Funds

foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
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The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
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Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
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Any long-term or short-term capital gains realized on the sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.Invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
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Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
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You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
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A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010.
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Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
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A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
A-23        The Invesco Funds

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A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
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Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
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There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
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A Fund does not anticipate realizing any long-term capital gains.
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If a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees.”
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There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
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Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
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Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
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The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
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Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares.
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The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
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Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
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The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
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The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute
A-24        The Invesco Funds

securities under section 2(a)(36) of the 1940 Act. Each Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). Treasury Regulations also permit the Fund to treat such deemed inclusions of “Subpart F” income from the Subsidiary as qualifying income to the Fund, even if the Subsidiary does not make a distribution of such income. Consequently, the Fund and the Subsidiary reserve the right to rely on deemed inclusions being treated as qualifying income to the Fund consistent with Treasury Regulations. If, contrary to the opinion of counsel or other guidance issued by the IRS, the IRS were to determine that income from direct investment in commodity-linked notes is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
Funds Investing in Foreign Currencies
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The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
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The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to the Invesco SteelPath Funds only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have to pay federal, multiple state, and local taxes, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local tax liabilities will reduce the fund’s net asset value. The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
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The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
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A federal excise tax on stock repurchases is expected to apply to the Fund with respect to share redemptions occurring on or after January 1, 2023, in accordance with the provisions of the Inflation Reduction Act of 2022. The excise tax is 1% of the fair market value of Fund share redemptions less the fair market value of Fund share issuances (in excess of $1 million of fair market value) annually on a taxable year basis.
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The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
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Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the
A-25        The Invesco Funds

Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
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If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax-deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
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The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
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Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
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Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
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A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
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If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
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The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
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At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
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By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
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A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
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Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
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Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or
A-26        The Invesco Funds

similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
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Taxes, penalties, and interest associated with an audit of a partnership are generally required to be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
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Under the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans or 529 college savings plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries – All Share Classes except Class R6 shares
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% (0.10% for Class R5 shares) of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
Inactive or Unclaimed Accounts
Please note that if your account is deemed to be unclaimed or abandoned under applicable state law, the Fund may be required to transfer (or “escheat”) the assets in that account to the appropriate state. Some states may sell escheated shares, in which case a shareholder may only be able to recover the amount received when the shares were sold. For shareholders that invest through retirement accounts, the escheatment will be treated as a taxable distribution and federal and any applicable state income tax may be withheld. The Fund, its Board, and the Fund's transfer agent will not be liable to shareholders for good faith compliance with state unclaimed or abandoned property laws. To avoid these outcomes and protect their property, shareholders that invest in the Fund through an account held directly with the Fund's transfer agent are encouraged to routinely confirm that the mailing address on their account is current and valid and contact the transfer agent at least once a year by one of the following methods:
• Accessing your account online at invesco.com/us.
• Accessing your account balance through the automated Invesco Investor Line at 800 246 5463.
• Contacting us by phone or in writing for any matter related to your account.
A-27        The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders and Form N-CSR filed with the SEC contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR you will find the Fund's annual and semi-annual financial statements. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, financial statements or Form N-PORT, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports, or financial statements via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Oppenheimer International Growth Fund SEC 1940 Act file number: 811-06463

invesco.com/us	O-IGR-PRO-1

STATEMENT OF ADDITIONAL INFORMATION
Dated February 28, 2025
AIM International Mutual Funds (Invesco International Mutual Funds)
This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM International Mutual Funds (Invesco International Mutual Funds) (the Trust)  listed below. Each Fund offers separate classes of shares as follows:

Class:	Class A	Class C	Class R	Class Y	Investor Class	Class R5	Class R6	Prospectus Date
Invesco Advantage International Fund	QMGAX	QMGCX	QMGRX	QMGYX	N/A	GMAGX	QMGIX	February 28, 2025
Invesco EQV Asia Pacific Equity Fund	ASIAX	ASICX	ASQRX	ASIYX	N/A	N/A	ASISX	February 28, 2025
Invesco EQV European Equity Fund	AEDAX	AEDCX	AEDRX	AEDYX	EGINX	N/A	AEGSX	February 28, 2025
Invesco EQV International Equity Fund	AIIEX	AIECX	AIERX	AIIYX	N/A	AIEVX	IGFRX	February 28, 2025
Invesco Global Focus Fund	GLVAX	GLVCX	GLVNX	GLVYX	N/A	GFFDX	GLVIX	February 28, 2025
Invesco Global Fund	OPPAX	OGLCX	OGLNX	OGLYX	N/A	GFDDX	OGLIX	February 28, 2025
Invesco Global Opportunities Fund	OPGIX	OGICX	OGINX	OGIYX	N/A	GOFFX	OGIIX	February 28, 2025
Invesco International Small-Mid Company Fund	OSMAX	OSMCX	OSMNX	OSMYX	N/A	INSLX	OSCIX	February 28, 2025
Invesco MSCI World SRI Index Fund	VSQAX	VSQCX	VSQRX	VSQYX	N/A	VSQFX	VSQSX	February 28, 2025
Invesco Oppenheimer International Growth Fund	OIGAX	OIGCX	OIGNX	OIGYX	N/A	INGFX	OIGIX	February 28, 2025
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. Invesco Advantage International Fund, Invesco Global Focus Fund, Invesco Global Fund, Invesco Global Opportunities Fund, Invesco International Small-Mid Company Fund and Invesco Oppenheimer International Growth Fund were organized on May 24, 2019 for the purpose of acquiring the assets and liabilities of corresponding predecessor funds (as defined below). Portions of each Fund's financial statements are incorporated into this SAI by reference to each Fund’s most recent Form N-CSR for its fiscal year ended October 31, 2024.
You may obtain, without charge, a copy of any Prospectus, shareholder report, and/or financial statements for any Fund listed above from an authorized dealer or by writing to:
Invesco Investment Services, Inc.
P.O. Box 219078
Kansas City, MO 64121-9078
or by calling (800) 959-4246
or on the Fund’s website: http://www.invesco.com/us
Any reference to the term “Fund” or “Funds” throughout this SAI refers to each Fund named above unless otherwise indicated.
AIMF-SOAI-1

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

i

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
AIM International Mutual Funds (Invesco International Mutual Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland Corporation on October 31, 1991 and re-organized as a Delaware statutory trust on November 25, 2003. Under the Trust's Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Prior to April 30, 2010, the Trust was known as AIM International Mutual Funds.
The following table shows each Fund’s current name and Fund history:
Fund Name	Fund History
Invesco Advantage International Fund
Prior to February 28, 2020, Invesco Advantage International Fund was known as Invesco
Oppenheimer Global Multi-Asset Growth Fund.
On May 24, 2019, Invesco Oppenheimer Global Multi-Asset Growth Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Multi-Asset Growth Fund.

Invesco EQV Asia Pacific Equity Fund	Prior to February 28, 2022, Invesco EQV Asia Pacific Equity Fund was known as Invesco Asia Pacific Growth Fund.
Invesco EQV European Equity Fund	Prior to February 28, 2022, Invesco EQV European Equity Fund was known as Invesco European Growth Fund.
Invesco EQV International Equity Fund	Prior to February 28, 2022, Invesco EQV International Equity Fund was known as Invesco International Growth Fund.
Invesco Global Focus Fund
Prior to September 30, 2020, Invesco Global Focus Fund was known as Invesco Oppenheimer
Global Focus Fund.
On May 24, 2019, Invesco Oppenheimer Global Focus Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Focus Fund.

Invesco Global Fund
Prior to September 30, 2020, Invesco Global Fund was known as Invesco Oppenheimer Global
Fund.
On May 24, 2019, Invesco Oppenheimer Global Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Fund.

Invesco Global Opportunities Fund
Prior to September 30, 2020, Invesco Global Opportunities Fund was known as Invesco
Oppenheimer Global Opportunities Fund.
On May 24, 2019, Invesco Oppenheimer Global Opportunities Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Opportunities Fund.

Invesco International Small-Mid Company Fund
Prior to September 30, 2020, Invesco International Small-Mid Company Fund was known as
Invesco Oppenheimer International Small-Mid Company Fund.
On May 24, 2019, Invesco Oppenheimer International Small-Mid Company Fund assumed the assets and liabilities of its predecessor fund Oppenheimer International Small-Mid Company
Fund.

Invesco MSCI World SRI Index Fund	Prior to June 29, 2020, Invesco MSCI World SRI Index Fund was known as Invesco Global Responsibility Equity Fund.
Invesco Oppenheimer International Growth Fund	On May 24, 2019, Invesco Oppenheimer International Growth Fund assumed the assets and liabilities of its predecessor fund Oppenheimer International Growth Fund.
Shares of Beneficial Interest
Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law, subject in certain circumstances to a contingent deferred sales charge, if applicable.
The Trust allocates cash and property it receives from the issue or sale of shares, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the appropriate Fund, as applicable, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust’s books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.
Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains, capital or distributions in kind, as declared by the Board.
Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund.  Differing sales charges and expenses will result in differing net asset values and dividends and distributions.  Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.
The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust’s Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.
The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.
Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses, as applicable.
Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco).
When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.
Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to one or more of the Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.
The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or the applicable Fund (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
The Trust Agreement provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.
The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand, or if a pre-suit demand is not required, require 10% of beneficial owners to join in the demand for the Board to commence such action; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust’s best interest to pursue. Insofar as the federal securities laws supersede state law, these provisions do not apply to shareholder derivative claims that arise under the federal securities laws.
The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts, provided that actions arising under the U.S. federal securities laws are required to be brought in the United States District Court for the Southern District of New York and that the right to jury trial be waived to the fullest extent permitted by law. These provisions may result in increased shareholder costs in pursuing a shareholder derivative claim and/or may limit a shareholder's ability to bring a claim in a different forum.
The foregoing summary does not purport to be complete and is qualified in its entirety by reference to the Trust Agreement and Trust Bylaws, as periodically amended and/or restated.
Share Certificates
Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificate previously issued with respect to any shares is deemed to be cancelled without any requirement for surrender to the Trust.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
The Trust is an open-end management investment company. Each of the Funds is classified as "diversified" for purposes of the 1940 Act. However, Invesco MSCI World SRI Index Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. A non-diversified fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.
Investment Strategies and Risks
Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.
A Fund may invest in all of the following types of investments (unless otherwise indicated). A Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective, policies and restrictions described in that Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Unless a Fund’s prospectus or this SAI states that a percentage limitation or fundamental or non-fundamental restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment. That means a Fund is not required to sell securities to meet the percentage limits or investment restrictions if the value of the investment increases in proportion to the size of a Fund. Percentage limits on borrowing and illiquid investments apply on an ongoing basis.
The Funds' investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Fund’s voting securities unless otherwise indicated.
Equity Investments
Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Over-the-Counter Securities. Securities of small- and mid-capitalization issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That lack of liquidity can affect the price the Fund is able to obtain when it wants to sell a security, because if there are fewer buyers and less demand for a particular security, the Fund might not be able to sell it at an acceptable price or might have to reduce the price in writing in order to dispose of the security. There are a number of over-the-counter markets in the U.S., as well as those abroad, as long as a dealer is willing to make a market in a particular security.
Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
Small- and Mid-Capitalization Companies. Small-capitalization (small-cap) companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-capitalization (mid-cap) companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams.  While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short-term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Equity-Linked Securities. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject a Fund to additional risks not ordinarily associated with investments in other equity securities.

Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, a Fund is subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for a Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.
Convertible Securities. Invesco EQV Asia Pacific Equity Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of Asia Pacific issuers. Invesco EQV European Equity Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of European issuers. Invesco EQV International Equity Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. Invesco Oppenheimer International Growth Fund does not currently expect that its holdings of convertible securities or other debt securities will represent more than 5% of its total assets.
Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
Contingent Convertible Securities (CoCos). CoCos (also referred to as contingent capital securities) are a form of hybrid fixed income security typically issued by non-U.S. banks that may either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage upon the occurrence of a “trigger” event, such as if (a) the issuer’s capital ratio falls below a specified level or (b) certain regulatory events, such as a change in regulatory capital requirements, affect the issuer’s continued viability. Unlike traditional convertible securities, the conversion is not voluntary and the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. In certain circumstances, CoCos may be automatically written down to zero, thereby cancelling the securities, and investors (including a Fund) could lose the entire value of their investment even as the issuer remains in business. If such an event occurs, an investor may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, an investor may not be able to collect interest payments or dividends on such securities.
CoCos are subject to credit, interest rate and market risks associated with fixed income and equity securities generally, along with risks typically applicable to convertible securities. CoCos are also subject to loss absorption risk because coupon payments can potentially be cancelled or deferred at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Additionally, certain call provisions permit an issuer to repurchase CoCos if the regulatory environment or tax treatment of the security (e.g., tax deductibility of interest payments) changes. This may result in a potential loss to the Fund if the price at which the issuer calls or repurchases the CoCos is lower than the initial purchase price by the Fund.
CoCos are subordinate in rank to traditional convertible securities and other debt obligations of an issuer in the issuer’s capital structure, and therefore, CoCos entail more risk than an issuer’s other debt obligations.
CoCos are generally speculative and their market value may fluctuate based on a number of unpredictable factors, including, but not limited to, the creditworthiness of the issuer and/or fluctuations in the issuer’s capital ratios, supply and demand for CoCos, general market conditions and available liquidity, and economic, financial and political events affecting the particular issuer or markets in general.
Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.

Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
The holder of a synthetic convertible faces the risk that the price of the stock or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Special Purpose Acquisition Companies. Special purpose acquisition companies (“SPACs”) are investment entities, acquired through stocks, warrants and other securities, that pool funds to seek potential acquisition or merger opportunities. A SPAC is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional common shares or partial shares of the SPAC. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. If a Fund purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant.
Unless and until a business combination transaction is completed, a SPAC generally invests its assets (which are constituted solely by the proceeds of the IPO), less a portion retained to cover expenses, in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Under any circumstances in which a Fund receives a refund of all or a portion of its original investment in a SPAC, the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns. Further, a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled.
Because SPACs are in essence “blank check” companies without operating histories or ongoing business operations (other than identifying and pursuing acquisition or merger opportunities), the potential for the long term capital appreciation of their securities is dependent on the ability of the SPAC’s sponsor to identify and complete a profitable business combination. There is no guarantee that the SPACs in which a Fund invests will complete a business combination or that any transaction completed by the SPACs in which a Fund invests will be profitable. Even if a SPAC in which a Fund has invested identifies a desirable acquisition or merger target and reaches agreement with that company as to the terms of the business combination, there can be no guarantee that the transaction will ultimately be consummated because, among other conditions that must be satisfied, a requisite number of shareholders of the SPAC or of the target company do not vote in favor of the transaction. The values of investments in SPACs may be highly volatile and may depreciate significantly over time. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may ultimately lead to an increase in the volatility of their prices following completion of a business combination. In addition, some of these securities may be considered illiquid and/or subject to restrictions on resale, leaving a Fund unable to sell its interest in a SPAC or able to sell its interest only at a price below what that Fund believes is the SPAC interest’s intrinsic value. Additionally, an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising their warrants to purchase shares of the SPAC.
Due to the risk of the loss of sponsors’ and other initial investors’ capital if an acquisition or merger is not consummated, sponsors of SPACs may be incentivized to consummate business combinations at less attractive valuations at the expense of SPAC shareholders. In addition, as the number of SPACs grows, there is greater competition among SPACs and traditional purchasers of companies, which further increases the likelihood that SPAC sponsors may be incentivized to consummate acquisitions or mergers at less attractive valuations, as well as the risk that SPACs cannot successfully complete business combinations. In addition, recent regulations promulgated by the SEC impose additional disclosure obligations and other requirements on SPACs and may impact the ability of a SPAC to conduct its operations.
Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, exchange-traded fund or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. A Fund will only invest in ELNs for which the underlying security is a permissible investment for the Fund in accordance with its investment policies and restrictions.
Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. A downgrade or impairment to the credit rating of the issuer may also negatively impact the price of the ELN. ELNs may also be less liquid than more traditional investments and the Fund may be unable to sell ELNs at a desirable time or price. ELNs may be subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended (the 1933 Act). The price of an ELN may not correlate with the price of the underlying securities or a fixed-income investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. The Adviser’s ability to accurately forecast movements in the underlying securities will determine the success of the Fund’s ELNs investments.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the

Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
Foreign Investments
Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital and are denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs, EDRs and GDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs, EDRs or GDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs, EDRs or GDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR, EDR or GDR is actively involved in the issuance of the ADR, EDR or GDR and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR, EDR or GDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR, EDR or GDR may not reflect important facts known only to the foreign company.
Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
The Funds consider various factors when determining whether a company is in a particular country or in a particular region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent; and/or (5) its “country of risk" as determined by a third party service provider such as Bloomberg. The issuer's “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.
As of January 31, 2024, the countries included in Invesco MSCI World SRI Index Fund's target index, the MSCI World SRI Index, were: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.
Investments by a Fund in foreign securities, including ADRs, EDRs and GDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
Currency Risk. The value in U.S. dollars of a Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.

Political and Economic Risk. The economies of many countries may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of portfolio investments. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies. These factors may affect the value of investments in those companies. Certain companies may operate in, or have dealings with, countries that the U.S. government has identified as state sponsors of terrorism. As a result, such companies may be subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies' performance. Further, war and military conflict between countries or in a region, for example the recent conflicts in Ukraine and the Middle East, may have an impact on the value of portfolio investments.
Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Fund shareholders.
There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems, it may result in temporary periods when a portion of that Fund’s assets are uninvested and could cause it to miss attractive investment opportunities or create a potential liability to that Fund arising out of its inability to fulfill a contract to sell such securities.
Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
Risks of Developing/Emerging Market Countries. Each Fund may invest in securities of companies located in developing and emerging markets countries subject to any limits included in the Fund's prospectus.
Unless a Fund’s prospectus includes a different definition, the Fund considers developing and emerging market countries to be those countries that are (i) generally recognized to be an emerging market country by the international financial community, including the World Bank, (ii) determined by the Adviser to be an emerging market country or (iii) its “country of risk” is an emerging market country as determined by a third party service provider such as Bloomberg. As of the date of this SAI, the Adviser considers “emerging market countries” to generally include every country in the world except those countries included in the MSCI World Index. The Adviser has broad discretion to identify countries that it considers to be emerging market countries and may consider various factors in determining whether to classify a country as an emerging market country, including a country’s relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors the Adviser believes to be relevant. Because emerging market equity and emerging market debt are distinct asset classes, a country may be deemed an emerging market country with respect to its equity only, its debt only, both its equity and debt, or neither.
Investments in developing and emerging market countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i. Restriction, to varying degrees, on foreign investment in stocks;
ii. Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;
iii. Greater risk of fluctuation in the value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation. In addition, there may be higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes;
iv. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging market countries;
v. Many of the developing and emerging market countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility;
vi. There is a risk in developing and emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies;
vii. Investments in such securities markets may be subject to unexpected market closures;
viii. The taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may also have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources;
ix. Less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue; and
x. Less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund's ability to evaluate such companies. In addition, certain developing or emerging market countries may impose material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.
Frontier Markets. The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets. These risks are magnified for frontier market countries because frontier markets countries generally have smaller economies, even less developed capital markets, and are traditionally less accessible than traditional emerging and developing markets. As a result, investments in companies in frontier markets countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.
Investing in Greater China Risk. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining and/or enforcing judgments; lack of publicly available information; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars, or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by the Fund. Further, from time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Risks of Investing in Chinese Variable Interest Entities. Many Chinese companies have created a special structure, which is based in China, known as a variable interest entity (“VIE”) as a means to circumvent limits on direct foreign ownership of equity in Chinese operating companies in certain sectors, such as internet, media, education and telecommunications, imposed by the Chinese government. Typically in such an arrangement, a China-based operating company establishes an offshore “holding” company in another jurisdiction that likely does not have the same disclosure, reporting, and governance requirements as the United States. The holding company issues shares, i.e., is “listed”, on a foreign exchange such as the New York Stock Exchange or the Hong Kong Stock Exchange. The listed holding company enters into service and other contracts with the China-based operating company, typically through the China-based VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE’s founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited sector in China. The operations and financial position of the VIE are included in consolidated financial statements of the listed holding company. Foreign investors, including mutual funds and ETFs (such as the Fund), hold stock in the listed holding company rather than directly in the China-based operating company.
The VIE structure allows foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company but without formal legal ownership because the listed holding company’s control over the operating company is predicated entirely on contracts with the VIE. The listed holding company is distinct from the underlying operating company, and an investment in the listed holding company represents exposure to a company that maintains service contracts with the operating company, not equity ownership.
Investments in companies that use VIEs may pose additional risks because the investment is made through the listed holding company’s service and other contractual arrangements with the underlying Chinese operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The contractual arrangements between the VIE and the operating company may not be as effective in providing operational control as direct equity ownership. The Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. While VIEs are a longstanding industry practice, well known to Chinese officials and regulators, VIEs historically have not been formally recognized under Chinese law. Effective March 31, 2023, the China Securities Regulatory Commission (“CSRC”) released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement by the Chinese government. There is a risk that the Chinese government may cease to tolerate VIEs at any time, and any guidance or further rulemaking prohibiting or restricting these structures by the Chinese government, generally or with respect to specific industries, would likely cause impacted VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value. The future of the VIE structure generally and with respect to certain industries remains uncertain.
The Chinese government previously placed restrictions on China-based companies raising capital offshore in certain sectors, including through VIEs, and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, generally, or with respect to certain industries, or whether any new laws, rules or regulations relating to VIE structures will be adopted and what impact such laws may have on foreign investors. There is a risk that China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of any associated portfolio holdings would likely suffer substantial, detrimental, and possibly permanent loss.
Chinese companies, including those listed on U.S. exchanges, are generally not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about VIEs may be less reliable or complete. Foreign companies with securities listed on U.S. exchanges, including those that utilize VIEs, may be delisted if they do not meet the requirements of the listing exchange, the Public Company Accounting Oversight Board (“PCAOB”) and the U.S. government, which could significantly decrease the liquidity and value of such securities. Actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the liquidity and value of such securities.
Risks of Investments in China A-shares through the Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to as the Stock Connect Program) are securities trading and clearing programs through which the Funds can trade eligible listed China A-shares. The Stock Connect Program is subject to quota limitations, which may restrict or preclude a fund's ability to invest in Stock Connect securities. Foreign investors, individually and in the aggregate, are subject to ownership limitations from Shanghai or Shenzhen listed companies, including those purchased through the Stock Connect Program. Once the daily quota is reached, orders to purchase additional China A-shares through the Stock Connect Program will be rejected. Only certain China A-shares are eligible to be accessed through the Stock Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Program. The Stock Connect Program is subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited, and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Stock Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Stock Connect Program in the future and no assurance that further regulations will not adversely affect the availability of securities under Stock Connect or other operational arrangements.
Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Stock Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Stock Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-shares markets may also result in significant fluctuations in the prices of the securities traded on such markets.
China A-shares purchased through the Stock Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts, as Chinese courts generally have limited experience in applying the concept of beneficial ownership and the law in that area continues to evolve. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Stock Connect Program due to time constraints or for other operational reasons.
Trades on the Stock Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. Additionally, there are foreign ownership limitations that may result in limitations on investment or the return of profits if a fund purchases and sells shares of an issuer in which it owns above a certain threshold determined by China's securities rules. As a result, a Fund may not be able to execute trading freely in accordance with its investment strategy and the profits that the Fund derives from such investments may be limited.

Risks of Investments in the China Interbank Bond Market through the Bond Connect Program. Certain Funds may invest in China onshore bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect Program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Moneymarkets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Funds) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to various risks, including the risks of settlement delays and counterparty default of the China custodian and Hong Kong custody agent. In addition, the Fund may have a limited ability to enforce rights as a bondholder because enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.
Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time. If Bond Connect securities lose their eligibility for trading through Bond Connect, they may be sold but can no longer be purchased through Bond Connect.
Because Bond Connect trades are settled in RMB, the Funds investing through Bond Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds on the CIBM may result in prices of such bonds fluctuating significantly, exposing a Fund to liquidity and volatility risks. The bid-ask spreads of the prices of such securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded on the CIBM may be difficult or impossible to sell, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. Trading through Bond Connect is performed through newly developed trading platforms and operational systems, and in the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to Bond Connect’s continued existence or whether future developments regarding Bond Connect (including further interpretation and guidance provided by regulators in Hong Kong and China) may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under “Foreign Securities”. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.
Foreign Exchange Transactions. Each Fund may invest in foreign currency-denominated securities and has the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, and currency-related swaps, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see

“Forward Foreign Currency Contracts”). The use of these instruments may result in a loss to a Fund if the counterparty to the transaction (particularly with respect to OTC derivatives, as discussed further below) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency.
The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
A Fund will generally engage in these foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign currency contracts, foreign currency futures contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most foreign currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures contracts are similar to those of futures contracts relating to securities or indices (see “Futures Contracts”). Foreign currency futures contracts’ values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether fund service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although non-deliverable forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public execution facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans and debt securities made to and issued by non-U.S. borrowers in which the Fund invests will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and the borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Fund similarly may invest in floating rate loans and floating rate debt securities made to and issued by U.S. borrowers with significant non-U.S. dollar-denominated revenues; provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps, or the currency risk of the transaction will be hedged using forward foreign currency contracts.
Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee Dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Eurozone Investment Risks. Many European Union (“EU”) member states have experienced, and may continue to experience, severe economic and financial difficulties, including recessions, large public debt, government debt restructuring and credit rating downgrades. Economic recovery has been challenged by high unemployment, budget deficits, and weaknesses in sovereign debt issued by certain EU member states, causing some member states to depend on assistance from the European Central Bank and other governments or institutions. The uncertain effects of these difficulties could affect the value and liquidity of certain of the Fund’s investments.
To address budget deficits and public debt concerns, some European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. Continued assistance for EU member states could depend on a country’s implementation of reforms or attainment of a level of economic performance. Failure by one or more EU member states to reach those objectives, or a resulting loss of assistance, could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value and liquidity of investments in European countries. In addition, by adopting the euro, an EU member state relinquishes control of its own monetary policy and is subject to the fiscal and monetary controls of the European Monetary Union, and a member state may be limited from implementing its own economic policies. Adjusting to a unified monetary system has resulted in the loss of exchange rate flexibility and, to some degree, the loss of economic sovereignty. A member state also could voluntarily abandon or be forced out of the euro. The effects of such events are difficult to predict but would likely have a negative impact on the rest of the Eurozone and global markets, including adversely impacted market values of Eurozone and other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Such circumstances could have an adverse impact on a Fund’s ability to operate its investment strategy.
Furthermore, the United Kingdom’s (“UK”) departure from the EU, known as “Brexit,” has affected the value and exchange rate of the euro and may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Brexit may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. Any market disruption in the EU and globally as a result of Brexit may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Risks Related to Armed Conflict. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the recent conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact Fund investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other impacts cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.

Risks Related to Russian Invasion of Ukraine. In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (NATO), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions led to the removal of selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including, but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of a Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of a Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of Funds that have exposure to Russia. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (PFICs) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code of 1986, as amended (Code). For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.
Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however, investments in foreign mutual funds by a Fund are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. A determination as to whether a foreign corporation is considered a PFIC is based on an interpretation of complex provisions of the tax law. Accordingly, there can be no assurance that a conclusion regarding a corporation's status as a PFIC will not be challenged by the Internal Revenue Service (IRS) and conclusions as to a corporation's PFIC status may vary depending on who is doing the analysis. Unless a Fund makes an election with respect to its investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide a Fund with all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (CFC) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Other Investment Companies.”
Exchange-Traded Funds
Exchange-Traded Funds (ETFs). Most ETFs are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. The Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco Capital Management LLC (Invesco Capital). Invesco, the Sub-Advisers and Invesco Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the performance of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index. Some ETFs are actively managed and instead of replicating a particular index they seek to outperform it, or outperform a basket of securities or price of a commodity or currency.
Only Authorized Participants (APs) may engage in creation or redemption transactions directly with ETFs. ETF shares are sold to and redeemed by APs at net asset value only in large blocks called creation units and redemption units, respectively. Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for ETF shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an ETF and no other AP is able to step forward to create or redeem units of an ETF, an ETF’s shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts and/or delisting. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
Exchange-Traded Notes (ETNs). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A decision to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how ETNs are characterized or treated for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
Each of Invesco EQV Asia Pacific Equity Fund, Invesco EQV European Equity Fund and Invesco EQV International Equity Fund may invest up to 20% of their respective assets in high grade short-term debt securities including U.S. government obligations and investment grade corporate bonds, whether denominated in U.S. dollars or foreign currencies.
Invesco Global Focus Fund normally does not intend to invest more than 10% of its total assets in debt securities. Invesco Oppenheimer International Growth Fund does not currently expect that its holdings of convertible securities or other debt securities will represent more than 5% of its total assets.
U.S. Government Obligations. U.S. government obligations are obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and include, bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations.

U.S. government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. For example, while the U.S. government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. Additionally, from time to time uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt limit, commonly called the “debt ceiling,” could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.
Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation

(for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Index-Linked Notes. Invesco Global Opportunities Fund may invest in index-linked notes.  Index-linked notes are debt securities whose principal and/or interest payments depend on the performance of an underlying index. This type of indexed security offers the potential for increased income or principal payments but involves greater risk of loss than a typical debt security of the same maturity and credit quality.
Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. government securities for cash management purposes. Each Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
Changing Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject a Fund to increased counterparty risk to the Fund's bank. Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. At times, the U.S. government also has sought to stabilize markets and curb inflation by implementing increases to the federal funds interest rate. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Funds may be subject to significant losses.
In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Fund's ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.
With respect to a money market fund, which seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the money market fund’s ability to maintain a stable $1.00 share price. During a negative interest rate environment causing a money market fund to have a negative gross yield, the money market fund may reduce the number of shares outstanding on a pro rata basis through reverse distribution mechanisms or other mechanisms to seek to maintain a stable $1.00 price per share, subject to approval of the board of trustees of the money market fund and to the extent permissible by applicable law and its organizational documents. A money market fund that implements share cancellation would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and/or penny rounding method but the value of an investor’s investment would decline if the fund reduces the number of shares held by the investor. Alternatively, the money market fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents. A money market fund that floats its NAV would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its NAV would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities include commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS). Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the FNMA and the FHLMC, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.
Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Although the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.
There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity (GSE) wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) and are guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a GSE wholly-owned by public stockholders.
Another type of mortgage-related security issued by GSEs, such as FNMA and FHLMC, is credit risk transfer securities. GSE credit risk transfer securities are unguaranteed and unsecured fixed or floating rate general obligations issued by GSEs, which are typically issued at par and have stated final maturities. In addition, GSE credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE’s eligibility criteria, and the performance of the credit risk transfer securities will be directly affected by the selection of such underlying mortgage loans.
GSE credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, in no circumstances will the actual cash flow from the underlying mortgage loans be paid or otherwise made available to the holders of the securities and the holders of the securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities will have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.
GSE credit risk transfer securities are issued in multiple tranches, which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool. Because credit risk exposure is allocated in accordance with the seniority of the particular tranche, principal losses will be first allocated to the most junior or subordinate tranches, thus making the most subordinate tranches subject to increased sensitivity to dramatic housing downturns. In addition, many credit risk transfer securities have collateral performance triggers (such as those based on credit enhancement, delinquencies or defaults) that could shut off principal payments to subordinate tranches.
The risks associated with an investment in GSE credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by GSEs, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans in credit risk transfer securities is transferred to investors, such as the Fund. As a result, investors in GSE credit risk transfer securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Funds may also invest in credit risk transfer securities issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by GSEs, and are generally subject to the same types of risks, including credit, prepayment, extension, interest rate and market risks.
On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position.
Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.
In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. Such discussions create uncertainty as to FNMA’s future including how long FNMA will continue to exist in its current form, the extent of its role in the market, how long it will be in conservatorship, what form it will have and what ownership interest, if any, current common and preferred stockholders will hold after the conservatorship is terminated, and whether FNMA will continue to exist following conservatorship. FHLMC faces similar uncertainty about its future. If FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations related to senior preferred stock. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause Fund losses.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. government backing.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Like mortgage-backed securities, the varied effects of fluctuating interest rates on asset-backed security values make it impossible to accurately predict the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. government securities nor U.S. government insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.
Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond is currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.
FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet the FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
Classes of CMOs may also include interest only securities (IOs) and principal only securities (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Collateralized Debt Obligations (CDOs). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.

Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Credit Linked Notes (CLNs). A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currencies. Risks of CLNs include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payments of principal and interest on the structured security. Should the issuer default or declare bankruptcy, the CLN holder may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker’s acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet certain credit quality criteria. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore typically subject to the

Funds' percentage limitations for investments in illiquid investments. Commercial instruments may not be registered with the SEC.
Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities.  Synthetic municipal instruments in which the Funds may invest include tender option bonds, and fixed or variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Funds. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).
All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).
Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Funds on certain synthetic municipal instruments would be deemed to be taxable. The Funds rely on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
Municipal Securities. Municipal Securities are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.
Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are dependent on the private facility or user, who is responsible for the interest payment and principal repayment.
The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or “principal”) payment amount on a certain maturity date along with interest. A municipal bond’s maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.
Municipal debt securities may also be classified as general obligation or revenue obligations (or "special delegation securities"). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt municipal securities might become taxable as a result of tax law changes or determinations of the IRS.
Another type of revenue obligations is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding of bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre-refunding bond will usually be used to purchase U.S. government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. government obligations, such pre-refunded bonds have essentially the same risks of default as a AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.
Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes, municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.
After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities.
Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds have no limitation as to the maturity of municipal securities in which they may invest. The Adviser may adjust the average maturity of a Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
The net asset value of a Fund will change with changes in the value of its portfolio securities. With fixed income municipal securities, the net asset value of a Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.
Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, a Fund may incur expenses to work out or restructure a distressed or defaulted security.
The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.
If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.
Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate or loans) from the issuer in exchange for all or a portion of the Fund’s holdings in the municipal security. Although the Adviser will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Adviser’s valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.
Municipal Securities also include, but are not limited to, the following securities:
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Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.
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Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.
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Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues.
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Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
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Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short-term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance fees are collected.
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Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
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Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.
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Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. government or nonprofits, to local governments that help offset losses in or otherwise serve as a substitute for property taxes.
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Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.

    Some bonds may be “callable,” allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund’s yield.
Inverse Floating Rate Interests. Inverse floating rate interests (Inverse Floaters) are issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. Such instruments are created by a special purpose trust (a TOB Trust) that holds long-term fixed rate bonds sold to it by the Fund (the underlying security), and issues two classes of beneficial interests: short-term floating rate interests (Floaters), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Volcker Rule) prohibit banking entities and their affiliates from sponsoring and/or providing certain services to TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of Inverse Floaters, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. A Fund’s expanded role in TOB financing transactions as a result of the Volcker Rule may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the Risk Retention Rules), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust, which is deemed to be the Fund (as holder of the related Inverse Floaters), to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. As applicable, the Fund has adopted policies and procedures intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
Municipal Lease Obligations. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds' percentage limitations for illiquid investments and the risks of holding illiquid investments.
Municipal Forward Contracts. A municipal forward contract is an agreement by a Fund to purchase a Municipal Security on a when-issued basis with a longer-than-standard settlement period, in some cases with the settlement date taking place up to five years from the date of purchase. Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (MMD Rate Lock) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.
MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.
Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures or variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies.
The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) short-term securities with comparable NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The Adviser may rely to some extent on credit ratings by NRSROs in evaluating the credit risk of securities selected for the Fund’s portfolio. Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. The Fund’s Adviser internally assigns ratings to unrated securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that the Fund’s Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a NRSRO. The descriptions of debt securities ratings are found in Appendix A.
In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
i.
general economic and financial conditions;
ii.
the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,
iii.
other considerations deemed appropriate.
Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
Non-Investment Grade Debt Obligations (Junk Bonds). Invesco Global Opportunities Fund can invest up to 25% of its assets in below-investment-grade debt securities. Further, Invesco Global Opportunities Fund can invest in securities rated as low as “C” or “D” (or unrated securities that the Adviser believes are of comparable quality) or that may be in default at the time of purchase. Bonds rated below or determined to be below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.
The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

Event-Linked Bonds. Investments may be made in “event-linked” bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by Invesco or its affiliates.
Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-links bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked bonds may expose a Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
The issuers of the event-linked bonds in which a Fund will invest are generally treated as PFICs for U.S. income tax purposes. For more information about PFICs, see “Passive Foreign Investment Companies.”
U.S. Corporate Debt Obligations. Invesco Oppenheimer International Growth Fund does not currently intend to invest more than 5% of its total assets in debt securities under normal circumstances. Corporate debt obligations are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for illiquid investments.
Loans, Loan Participations and Assignments.

How a Fund Invests in Loans. A Fund may invest in loans in one or more of three ways: a Fund may invest directly in a loan by acting as an original lender; a Fund may invest directly in a loan by purchasing a loan by an assignment from an agent or other lender; or a Fund may invest indirectly in a loan by purchasing a participation interest in a loan from an agent or other lender. A Fund may also gain exposure to loans indirectly using certain derivative instruments, which is discussed elsewhere in this SAI.
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Original Lender. A Fund can invest in loans, generally “at par” (a price for the loan equal approximately to 100% of a funded principal amount of the loan, minus any original issue discount) as an original lender. When a Fund is an original lender (including as one of a group of original lenders), it is entitled to receive a return at the full interest rate for the loan. When a Fund is an original lender, it may participate in structuring the loan and have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-offs.
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Assignments. A Fund may also purchase a loan by assignment. When a Fund purchases a loan by assignment, it typically succeeds to whatever rights and obligations the assigning lender had under the loan agreement and becomes a “lender” under the loan agreement, entitled to the same rights (including, but not limited to, enforcement or set-off rights) that are available to lenders generally. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
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Participation Interests. These investments represent an undivided, indirect interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The participation seller remains as lender of record, and continues to face the borrower, the agent, and the other parties to the loan agreement, while a Fund generally acquires beneficial ownership of the loan. When the Fund buys a participation interest, it assumes the credit risk of the borrower and the counterparty risk of the lender selling the participation interest (and, in certain circumstances, such lender’s credit risk), and the terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan.
Floating Rate Corporate Loans and Corporate Debt Securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, borrowers) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.
Floating rate loans may include both term loans, which are generally fully funded at the time of a Fund’s investment, and revolving loans, which may require a Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require a Fund to increase its investment in a loan at a time when a Fund might not otherwise have done so, even if the borrower’s condition makes it unlikely that the loan will be repaid.
A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.

Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If a Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means a Fund receives a return at the full interest rate for the loan. If a Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, a Fund may be able to invest in floating rate loans only through assignments or participations.
Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were registered or exchange traded.
Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.
The floating rate loans and debt securities in which a Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral. The value of collateral may decline after a Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. A Fund’s assets may be invested in unsecured floating rate loans and debt securities or subordinated floating rate loans and debt securities, which may or may not be secured. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.
Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or voidable, a Fund may not recover the full amount of principal and interest that is due.
The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower’s election, may be affected by general business conditions, the borrower’s financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in a Fund’s investing in floating rate loans and debt securities with lower yields.
Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined in “Investment Grade Debt Obligations”) or below investment grade. However, public bank loans are not registered under the 1933 Act and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently.
Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market.
Senior Loans and Other Loans. A Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as “adjustable” rate loans) that hold (or in the judgment of the Adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as “Senior Loans” in this SAI.
Senior Loans typically have higher recoveries than other debt obligations that rank lower in the priority of payments for a particular debtor, because in most instances they take preference over those subordinated debt obligations, with respect to payment of interest and principal, and over stock. However, the Fund is still subject to the risk that the borrower under a loan will default on scheduled interest or principal payments and that the assets of the borrower to which the Fund has recourse will be insufficient to satisfy in full the payment obligations that the borrower has to the Fund. The risk of default will increase in the event of an economic downturn or, in the case of a floating rate loan, a substantial increase in interest rates (because the cost of the borrower’s debt service will increase as the interest rate on its loan is upwardly adjusted). The Fund may own a debt obligation of a borrower that becomes, or is about to become, insolvent. The Fund can also purchase debt obligations that are extended to a bankrupt entity (so called debtor-in-possession or ‘DIP’ financing) or debt obligations that are issued in connection with a restructuring of the borrower under bankruptcy laws.
Loans typically are arranged through private negotiations between a borrower and one or more financial institutions (i.e., lenders). Usually the lenders are represented by an agent, which usually is one of the lenders. The borrowers may use the proceeds of loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings, or for other purposes. Agents typically are commercial or investment banks that originate loans and invite other parties to join the lending syndicate. In larger transactions, it is common to have several agents. However, only one agent usually has primary responsibility for documentation and administration of the loan. Agents are normally paid fees by the borrower for their services. While the Fund can serve as the agent or co-agent for a loan, the Fund currently does not intend to act as an agent or co-agent. Agents, acting on behalf of the lenders, generally are primarily responsible for negotiating the loan agreement, which establishes the terms and conditions of the loan and the rights of the borrower and the lenders. The Fund will rely on agents to collect payments of principal and interest on a loan. The Fund also will rely in part on agents to monitor compliance by the borrower with the restrictive covenants in the loan agreement and to notify the Fund (or the lender from whom the Fund has purchased a participation) of any adverse change in the borrower’s financial condition.
The Funds have no limits as to the maturity of other loans in which they invest or as to the market capitalization range of the borrowers. The Funds can invest a variable amount of each of their net assets in investments rated below “B.”
Investments in Pooled Investment Entities that Invest in Loans. A Fund can also buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment grade or below investment-grade or may be unrated. These investments are subject to the risk of default by the borrower, interest rate and prepayment risk, as well as credit risks of the pooled entity that holds the loan obligations.

Highly Leveraged Transactions and Insolvent Borrowers. A Fund can invest in loans made in connection with highly leveraged transactions. These transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
A Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:
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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.
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A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.
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The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
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The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law.
Companies involved in significant restructuring tend to be subject to increased litigation risk, including for investors in these companies, such as the Funds. Expenses of asserting, or defending against, claims in connection with such restructurings are generally directly or indirectly borne by the Funds. See also “Litigation Risk” herein.
Delayed Draw Loans. There may be obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time the Funds invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund will not purchase a loan that would require the Fund to make additional loans unless it reasonably believes, at the time it enters into such loan agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitments, in each case as they come due.
General risks associated with loans:
The use by the Funds of loans involves special considerations and risks, as described below:
Fees. A Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in loans. Borrowers typically pay three kinds of fees to lenders: facility fees (which may be structured as original issue discount) when a loan is originated; commitment fees on an ongoing basis based on the unused portion of a loan commitment; and prepayment penalties when a borrower prepays a loan.
A Fund receives these fees directly from the borrower if the Fund is an original lender or, in the case of commitment fees and prepayment penalties, if the Fund acquires an assignment. Whether the Fund receives a facility fee in the case of an assignment or participation interest depends on negotiations between the Fund and the lender selling the interests.
When a Fund buys an assignment or a participation, it may be required to pay a fee, or cede a portion of the interest and fees that accrued prior to settlement of the assignment, to the lender selling the assignment or the participant. Occasionally, the selling lender pays a fee to the assignee or the participant. If the Fund assigns a loan or sells a participation, it may be required to pass along to a buyer a portion of any interest and fees that the Fund would otherwise be entitled to. In addition, in the case of an assignment, the Fund may be required to pay a transfer fee to the lending agent. If the Fund sells a participation Interest, the Fund may be required to pay a transfer fee to the lender that holds the nominal interest in the loan.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases, and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.
This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (LSTA) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day). To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Interest Rate Benchmarks for Floating Rate Loans. The loans in which a Fund invests typically have floating or adjustable interest rates. For that reason, the Adviser expects that when interest rates change, the values of these floating rate loans will fluctuate less than the values of fixed-rate debt securities, and that the net asset values of the Fund’s shares will fluctuate less than the shares of funds that invest mainly in fixed- rate debt obligations. However, the interest rates of some floating rate loans adjust only periodically. Between the times that interest rates on floating rate loans adjust, the interest rates on those floating rate loans may not correlate to prevailing interest rates. That will affect the value of the loans and may cause the net asset values of the Fund’s shares to fluctuate.
The applicable rate is defined in the loan agreement. Borrowers tend to select the base lending rate that results in the lowest interest cost, and the benchmark selected by a borrower for its loans may change from time to time (but the benchmark selected for a particular loan will remain the same for the life of that loan). If the benchmark interest rate on a floating rate loan changes, the rate payable to lenders under the floating rate loan will, in turn, change at the next scheduled adjustment date. If the benchmark rate increases, the Fund would earn interest at a higher rate on that floating rate loan after the next scheduled adjustment date. If the benchmark rate decreases, the Fund would earn interest at a lower rate on that floating rate loan after the next scheduled adjustment date.

A Fund may use interest rate swap agreements and other hedging practices to mitigate fluctuations in value when the interest rate under the loan is periodically reset. The Fund may invest in loans having a fixed rate of interest; however, it is unlikely to do so because fixed rate loans are uncommon in the loan market generally.
Interest rates on floating rate loans adjust periodically based on a benchmark rate plus a premium or spread over the benchmark rate. The benchmark rate usually is the Prime Rate, the Federal Reserve federal funds rate, Secured Overnight Financing Rate (SOFR) (or, previously LIBOR) or other base lending rates used by commercial lenders (each as defined in the applicable loan agreement).
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The Prime Rate quoted by a major U.S. bank is generally the interest rate at which that bank is willing to lend U.S. dollars to its most creditworthy borrowers, although it may not be the bank’s lowest available rate.
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The Federal Reserve federal funds rate is the rate that the Federal Reserve Bank charges member banks for borrowing money.
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SOFR is a benchmark interest rate for dollar-denominated loans that generally replaced the London Interbank Offered Rate (LIBOR) effective July 1, 2023, and is calculated using data from overnight Treasury repurchase market activity (Treasuries loaned or borrowed overnight). SOFR is published every business day by the U.S. Federal Reserve Bank of New York. The interest rate on SOFR based loans may reset daily, monthly or quarterly, or may be computed for a monthly or quarterly period on the basis of an average of daily SOFR observed over that monthly or quarterly period.
The interest rate on SOFR-based loans may reset daily, monthly or quarterly, or may be computed for a monthly or quarterly period on the basis of an average of daily SOFR observed over that monthly or quarterly period. Quarterly interest periods are most common for floating rate loans in which the Fund invests. Certain floating or variable rate loans may permit the borrower to select an interest rate reset period of up to one year (although interest periods longer than six months will often require lender consent). Investing in loans with longer interest rate reset periods or fixed interest rates may increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates: falling short-term floating interest rates tend to decrease the income payable to the Fund on its floating rate loan investments, and rising short-term floating interest rates tend to increase that income. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swaps or total return swap transactions. Nevertheless, changes in interest rates can affect the value of the Fund’s floating rate loans, especially if rates change sharply in a short period, because the resets of the interest rates on the underlying portfolio of floating rate loans occur periodically and will not all happen simultaneously with changes in prevailing rates.
In addition, in market conditions where short term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level until short term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short term interest rates rise.
Credit Quality Standards for Loans. Debt securities rated below “BBB-” by S&P or “Baa3” by Moody’s are commonly referred to as “high risk” securities or, in the case of bonds, “junk bonds.” Loans rated “B” are below investment grade and are regarded by rating organizations as predominantly speculative with respect to the borrower’s ability to repay interest and principal when due over a long period. A Fund may invest in loans that are rated both investment grade and below-investment grade by rating organizations. An appendix to the Fund’s Statement of Additional Information includes the definitions of the rating categories of the principal rating organizations. Many loans are not rated by rating organizations. The lack of a rating does not necessarily imply that a loan is of lesser investment quality.

Limited Public Information. While the Fund expects to have access to financial and other information regarding the borrower that has been made available to the lenders under a loan, it may not have such information in connection with participation interests and certain loan assignments. Additionally, the amount of public information available with respect to loans generally will be less extensive than what is available for exchange-listed or otherwise registered securities.
Potential Material Non-Public Information. In certain cases, the Fund’s Adviser or Sub-Adviser may receive material, non-public information regarding loans, and its ability to trade in such loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Fund’s Adviser or Sub-Adviser’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Prepayment. Because of prepayments, the actual remaining maturity of a loan may be considerably less than its stated maturity. Notwithstanding their stated maturity, loans may be prepaid prior to their stated terms for reasons including, but not limited to, high market demand for loans, refinancing by the borrower, mandatory prepayment requirements or desire of the borrower to repay outstanding debt. If a borrower prepays a loan, the proceeds will have to be reinvested in other loans or financial assets that may pay lower rates of return.
The reinvestment by the Fund of the proceeds of prepaid loans could result in a reduction of income to the Fund in falling interest rate environments. Prepayment penalty fees that may be assessed in some cases may help offset the loss of income to the Fund in those cases.
Subordination. Senior loans typically hold the most senior position in a borrower’s capital structure. They may include loans that hold the most senior position alone, loans that hold an equal ranking with other senior debt, or loans that are, in the judgment of the Adviser, in the category of senior debt of the borrower. Borrowers typically are required contractually to pay the holders of senior loans before they pay the holders of subordinated debt and preferred or common shareholders and give the holders of senior secured loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. Lenders obtain priority liens that typically provide the first right to cash flows or proceeds from the sale of a borrower’s collateral, if any, if the borrower becomes insolvent. That right is subject to the limitations of bankruptcy law, which may provide higher priority to certain other claims such as, for example, employee salaries, employee pensions and taxes. Senior loans are subject to the risk that a court could subordinate a senior loan to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
That senior position in the borrower’s capital structure typically gives the holders of senior loans a claim on some or all of the borrower’s assets that is senior to that of subordinated debt, preferred stock and common stock of the borrower in the event that the borrower defaults or becomes bankrupt. This means in the event the assets of the borrower are insufficient in value to satisfy all its creditors, senior debt will be satisfied in priority to debt that is subordinate to senior debt.
Lien Position. Loans that are collateralized may have multiple lenders or other creditors that take different lien positions. This means that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. While second lien loan positions generally are subject to similar risks as those associated with investments in first lien loan positions, second lien loan positions have the additional risk that if the borrower defaults on its obligations under the loan and the loan creditors enforce their security interest or if the borrower becomes bankrupt, the secured claims of the creditors in the first lien position will be satisfied prior to the secured claims of the creditors in the second lien position. If the cash flow and assets of the borrower are insufficient to satisfy both the first lien loans and the second lien loans in full, the creditors in the second lien position may not be satisfied in full. Intercreditor arrangements that are often present where a loan has first and second lien positions typically include ‘standstill’ provisions whereby the enforcement rights of second lien creditors are restricted in favor of the first lien creditors’ rights and give the first lien creditors the right to accept or reject any restructuring plans in the event of the default or insolvency of the borrower. If a loan has first and second lien positions, typically the Fund will invest in the first lien position; however, it may invest in the second lien position. Second lien positions generally pay a higher margin than first lien positions to compensate second lien creditors for the greater risk they assume.
Collateral. Loans, like other debt obligations, are subject to the risk of the borrower’s non-payment of scheduled interest and/or principal. While certain of the Fund’s investments in loans may be secured by collateral that the Adviser or Sub-Adviser believes to be equal to or in excess of the principal amount of the loan at the time of investment, there can be no assurance that the liquidation of such collateral, if any, would satisfy the borrower’s obligations in the event of non-payment of scheduled interest or principal payments, or that the collateral could be readily liquidated. In the event of a borrower’s bankruptcy, the Fund could experience delays or limitations in its ability to realize the benefits of collateral securing a loan.
For the loans in which the Fund invests that are secured by collateral, that collateral may include the borrower’s tangible assets, such as cash, accounts receivable, inventory, real estate, buildings, and equipment, common and/or preferred stock of subsidiaries, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Fund may also receive guarantees or other credit support as a form of security. A loan agreement may or may not require the borrower to pledge additional collateral to secure a loan if the value of the initial collateral declines, or if additional assets are acquired by the borrower. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of those assets would satisfy in full a borrower’s obligations under a loan. A borrower’s subsidiaries, affiliates, shareholders, or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. However, the value of the collateral may decline after the Fund invests in the loan, particularly if the collateral consists of equity securities of the borrower or its subsidiaries or affiliates. If the collateral consists of stock of the borrower or its subsidiaries or affiliates, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss.
If a borrower defaults, insolvency laws may limit the Fund’s access to the collateral, or the lenders may be unable to liquidate the collateral. A bankruptcy court might find that the lenders’ security interest or their enforcement of their security under the loan to be invalid, or a bankruptcy court may require the borrower to use the collateral to pay other outstanding obligations prior to satisfying the lenders in full. If the collateral consists of stock of the borrower or its subsidiaries, the stock may lose all of its value in the event of a bankruptcy, which would leave the Fund exposed to greater potential loss. In addition, in the event of a borrower default on a collateralized loan, the Fund may receive assets other than cash or securities in full or partial satisfaction of the borrower’s obligation under the loan. Those assets may be illiquid, and the Fund might not be able to realize the benefit of the assets for legal, practical or other reasons. The Fund might hold those assets until the Adviser determines it is appropriate to dispose of them. If the collateral becomes illiquid or loses some or all of its value, the collateral may not be sufficient in value to compensate the Fund in full in the event of a default of scheduled interest or principal payments.
The Fund can invest in loans that are not secured by any specific collateral of the borrower. If the borrower is unable to pay interest or defaults in the payment of principal, there will be no collateral on which the Fund can foreclose. Therefore, these loans present greater risks than collateralized loans because the recourse of the Fund to the borrower’s assets in the case of a default would be as a general unsecured creditor. The Fund applies the same investment and credit standards to unsecured loans as to secured loans, except for collateral requirements.
Generally, the agent for a particular loan is responsible for monitoring collateral and for exercising remedies available to the lenders such as foreclosure upon collateral in the event of the borrower’s default. In reliance upon the opinions of their legal counsel, agents generally are also responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing loans, if any. However, the agent will usually only be liable for its gross negligence or willful misconduct, and not for ordinary negligence. In certain circumstances, the loan agreement may authorize the agent to liquidate the collateral and to distribute the liquidation proceeds pro rata among the lenders. Financial difficulties of agents can also pose a risk to the Fund. If an agent for a particular loan becomes insolvent, the Fund could incur losses in connection with its investment in that loan. An agent could declare bankruptcy, and a regulatory authority could appoint a receiver or conservator. Should this occur, the assets that the agent holds under the loan agreement, if any, should continue to be available to the lenders, including the Fund. A regulator or a court, however, might determine that any such assets are subject to the claims of the agent’s general or secured creditors. If that occurs, the Fund might incur costs and delays in realizing final payment on a loan, or the Fund might suffer a loss of principal or interest. The Fund may be subject to similar risks when it buys a participation interest in a loan. Most participations purchased by the Fund are structured to be “true sales” of the underlying loan, in which case the loan should not be included in the bankruptcy estate of the participation seller. However, a court might determine that the participation was not in fact a “true sale,” in which case the Fund would be a general unsecured creditor of the participation seller.
The Fund may also invest in loans that are not secured by collateral. Unsecured loans involve additional risk because the lenders are general unsecured creditors of the borrower and any secured creditors may have prior rights of recourse to the assets of the borrower, and the assets of the borrower may be insufficient to satisfy in full all obligations owed to its creditors.
Borrower Covenants and Lender Rights. Loan agreements historically have had contractual terms designed to protect lenders, which often include restrictive covenants that limit the activities of the borrower. A restrictive covenant is a promise by the borrower not to take certain actions that might impair the rights of lenders. Those covenants typically require the scheduled payment of interest and principal and may include restrictions on dividend payments and other distributions to the borrower’s shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on the borrower’s total debt. In addition, a covenant may require the borrower to prepay the loan or debt obligation with any excess cash flow, proceeds of asset sales or casualty insurance, or other available cash. A breach of a covenant (after the expiration of any cure period) in a loan agreement that is not waived by the agent and the lenders normally is an event of default, permitting acceleration of the loan. This means that the agent has the right to demand immediate repayment in full of the outstanding loan. If a lender accelerates the repayment of a loan because of the borrower’s violation of a restrictive covenant under the loan agreement, the borrower might default in payment of the loan. If a loan is not paid when due, or if upon acceleration of a loan, the borrower fails to repay principal and accrued (but unpaid) interest in full, this failure may result in a reduction in value of the loan (and possibly the Fund’s net asset value).
Lenders historically have had certain voting and consent rights under a loan agreement. Action subject to a lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of a loan. Certain decisions, such as reducing the amount or increasing the time for payment of interest on or repayment of principal of a loan, or releasing collateral for the loan, frequently requires the unanimous vote or consent of all lenders affected.
If the Fund is not a direct lender under the loan because it has invested via a participation, derivative or other indirect means, the Fund may not be entitled to exercise some or all of the lender rights described in this section.
Over time, the customary terms of loans have evolved such that they are no longer accompanied by the various restrictive covenants that historically accompanied most loans and that were in favor of the investor. Newly originated loans (including reissuances and restructured loans) in which a Fund may invest have varied terms and conditions, but generally contain few or no financial maintenance covenants (sometimes referred to as “covenant lite”). Financial maintenance covenants are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. In the event of financial deterioration on the part of the borrower, these covenants are included to permit the lenders to renegotiate the terms of the loan, such as increasing the borrowing costs to the borrower, or to take other actions which would improve the position of the lender. Accordingly, the Fund may experience difficulty or delays in enforcing its rights on its holdings of loans, which may result in losses to the Fund, especially during a downturn in the credit cycle. Although loans may contain few or no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the Adviser or Sub-Adviser will seek to take appropriate action without the help of covenants in the loans.
Limited Secondary Market for Loans. Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans, some loans are not as easily purchased or sold as publicly-traded securities. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. Further, some loans, loan participations and assignments may not be rated by major rating agencies. As a result, some loans are illiquid, which means that the Fund may be limited in its ability to sell those loans at an acceptable price when it wants to in order to generate cash, avoid losses or to meet repurchase requests. The market for illiquid financial assets is more volatile than the market for liquid securities and it may be more difficult to obtain accurate valuations for the Fund’s investments.
Possible Limited Legal Recourse. Investments in loans, loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Possible Limited Availability of Loans. Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. The limited availability may be due to a number of factors. Direct lenders may allocate only a small number of loans to new investors, including the Fund. There may be fewer loans available for investment that meet the Fund’s credit standards, particularly in times of economic downturns. Also, lenders or agents may have an incentive to market the less desirable loans to investors such as the Fund while retaining attractive loans for themselves. This would reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Credit and Counterparty Risk Associated with Participation Interests. Participation interests are primarily dependent upon the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan. In buying a participation interest, however, a Fund assumes both the credit risk of the borrower and the counterparty risk of the lender selling the participation interest. As with an assignment or a loan originated by a Fund, there is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, a Fund’s income may be reduced and the value of the investment in the participation interest might also decline. Further, the seller of the participation interest will have no obligation to a Fund other than to pay a Fund the proportionate amount of the principal and interest payments it receives from the borrower. In addition, if the seller of the participation interest fails to perform its obligations, purchasers might incur costs and delays in realizing payment and suffer a loss of principal and/or interest, including in cases where the borrower may have performed its obligation to the lender that issued the participation (e.g., if the participation seller fails to pass along to a Fund payments received from the borrower). Although most participation interests purchased by a Fund are structured to cause a Fund to become beneficial owner of the relevant loans, and therefore avoid this outcome, if a lender that sells a Fund a participation interest becomes insolvent, a Fund may be treated as a general creditor of the lender. As a general creditor, a Fund will have to share the proceeds of the loan with any other creditors of the lender. A Fund will acquire a participation interest only if the Adviser or Sub-Adviser determines that the lender (or other intermediary Participant) selling the participation interest is creditworthy.
A Fund’s rights under a participation interest with respect to a particular loan may be more limited than the rights of original lenders or of investors who acquire an assignment of that loan. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation interest and only when the lender receives the payments from the borrower. In purchasing participation interests, a Fund will usually have a contractual relationship only with the selling institution and not the underlying borrower. A Fund generally will have no right directly to enforce compliance by the borrower with the terms of the related loan agreement, nor will a Fund necessarily have the right to object to certain changes to the loan agreement agreed to by the selling institution. If a Fund buys a participation interest in a loan, a Fund may be subject to any rights of set-off the borrower has against the selling institution (although recourse to the selling institution may be available in the event of any such set-off). In the event of bankruptcy or insolvency of the borrower, the obligation of the borrower to repay the loan may be subject to certain defenses that can be asserted by the borrower as a result of any improper conduct of the lender selling the participation (although recourse to the lender may be available). As a result, a Fund may be subject to delays, expenses and risks that are greater than those that exist when a Fund is an original lender or assignee, and therefore a participation may be relatively illiquid as compared to a direct investment in a loan because of a smaller universe of investors who are willing to assume these additional risks present in a participation.
Other Investments
Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the 1933 Act. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Real Estate Investment Trusts (REITs). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States or both. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, including from natural or environmental disasters, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably acquire real estate directly as a result of a default on the REIT interests or obligations it owns.
In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
Furthermore, for tax reasons, a REIT may impose limits on how much of its securities any one investor may own. These ownership limitations (also called “excess share provisions”) may be based on ownership of securities by multiple funds and accounts managed by the same investment adviser and typically result in adverse consequences (such as automatic divesture of voting and dividend rights for shares that exceed the excess share provision) to investors who exceed the limit. A REIT’s excess share provision may result in a Fund being unable to purchase (or otherwise obtain economic exposure to) the desired amounts of certain

REITs. In some circumstances, a Fund may seek and obtain a waiver from a REIT to exceed the REIT’s ownership limitations without being subject to the adverse consequences of exceeding such limit were a waiver not obtained, provided that the Fund complies with the provisions of the waiver.
Real Estate Operating Companies. A REOC is similar to a REIT in that both may own and operate commercial and other real estate properties or make other real estate investments. A REOC has not elected to be taxed as a REIT, however. As a result, a REOC has fewer restrictions on its investments and does not typically pay any specific level of income. A REOC may reinvest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs, however.
Initial Public Offerings. IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to a Fund, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. There can be no assurance that a Fund will have favorable IPO investment opportunities.
Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, a Fund may purchase shares of other investment companies, including ETFs, non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
A Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Exchange Act, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
Rule 12d1-4 under the 1940 Act allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
Master Limited Partnerships (MLPs). MLPs generally are limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over-the-counter. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.
MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (MQD) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.
The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership’s cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.
Some companies in which a Fund may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
There are also certain tax risks undertaken by the Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes subject to the application of certain partnership audit rules. Partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Private Investments in Public Equity. Private investments in public equity (PIPEs) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Private Equity and Debt Investments. Privately issued securities, which include PIPEs, and private debt investments, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which the Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to SEC reporting requirements or the reporting requirements of publicly traded companies in applicable jurisdictions, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial conditions and results of operations of the privately held companies in which the Fund invests. The more limited financial information and lack of publicly available prices require a Fund to determine a fair value for such investments in accordance with the valuation policy approved by the Board and related procedures. Difficulty in valuing such investments may make it difficult to accurately determine a Fund's exposure to privately issued securities. The Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, input from the Adviser’s investment professionals as part of the Fund’s valuation process could result in a conflict of interest as the Adviser’s management fee is based, in part, on the value of the Fund’s assets.
Investments in private companies may be considered to be illiquid and may be difficult to sell at a desirable time or at the prices at which the Fund has valued the investments. Additional risks include that the Fund could be subject to contingent liabilities in the event a private issuer is acquired by another company during the period it is held by the Fund; and that the company may be using excessive leverage. Privately issued debt securities can often be below investment grade quality and frequently are unrated.
Private (Unregistered) Investment Companies. Securities of private investment companies, including "hedge funds" and private equity funds, are not registered with the SEC and may not be registered with any other regulatory authority. Accordingly, they are not subject to certain oversight and regulatory requirements to which registered issuers are subject, including requirements of a certain degree of liquidity, limiting how much can be invested in a single investment, requiring that fund shares be redeemable, protecting against conflicts of interest, assuring fairness in pricing of fund shares, and limiting the use of leverage. They are typically not required to provide investors with information about their underlying holdings, fees and expenses and there may be very little public information available about their investments and performance. Additionally, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Registered fund units may not be redeemable at the investor’s option and there may not be a secondary market for the sale of unregistered fund units. The Fund may not be able to get the money invested in an unregistered fund back. Moreover, unlike registered mutual funds, because shares of private investment companies are not publicly traded there typically are no specific rules on fund pricing, and a fair value for the fund’s investment typically will have to be determined under the valuation policy approved by the Board and related procedures. As with investments in publicly-registered investment companies, if the Fund invests in a private investment company, the Fund will be subject to its proportionate share of the advisory fees, including incentive compensation and other operating expenses. These fees can be substantial and would be in addition to the advisory fees and other operating expenses incurred by the Fund.
Investments in the securities of private investment companies are subject to the Fund’s limitations on investment in illiquid securities, unless Invesco and/or the Sub-Advisers determines that such securities are otherwise liquid under guidelines adopted by the Board.
Investing in Special Situations. At times, investment benefit may be sought from what a portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Cyclical Opportunities. At times, a Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that if a cyclical event does not have the anticipated effect, or when the issuer or industry is out of phase in the business cycle, the value of the portfolio investments could fall.
Distressed Debt Securities. Distressed debt securities are securities that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by a Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Adviser or Sub-Adviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks. Each Fund will generally make such investments only when the Adviser or Sub-Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which a Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. Additionally, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that a Fund would receive any interest payments on the Distressed Securities, a Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and a Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, a Fund’s ability to achieve current income for its shareholders may be diminished. Each Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, a Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Each Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.
Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, a Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase operating expenses and adversely affect net asset value. Risks of defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Investments in defaulted securities generally will also be considered illiquid investments subject to the limitations described herein, except as otherwise may be determined under the Trust’s applicable policies and procedures.
Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and lower liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest-only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).
The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.
Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. In addition, participation notes are subject to counterparty risk, currency risk and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally, there is a currency risk since the dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such as euro denominated participation notes, and (b) the currency of the country in which the foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.
Senior Secured Floating Rate Securities. The Funds may invest in senior secured floating rate debt instruments made to or issued by borrowers (which may include U.S. and non-U.S. companies) that (i) have variable rates which adjust to a base rate, such as Secured Overnight Financing Rate (SOFR), on set dates, typically every 30 days but not to exceed one year; and/or (ii) have interest rates that float at a margin above a generally recognized base lending rate such as the Prime Rate of a designated U.S. bank.
Investment Techniques
Forward Commitments, When-Issued and Delayed Delivery Securities. Invesco International Small-Mid Company Fund may purchase and sell securities on a forward commitment, when-issued, and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. No more than 5% of Invesco Global Opportunities Fund’s net assets can be invested in participation interests of the same borrower. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments include “to be announced” (TBA) transactions, which are contracts for the purchase and sale of mortgage-backed securities issued or guaranteed by certain U.S. agencies or government sponsored enterprises for delivery at a future settlement date agreed upon by the two parties to the transaction, which is typically a month or more after the trade date of the transaction. On the trade date of a TBA transaction, the counterparties agree upon certain criteria for the securities that are to be delivered, including the issuer, maturity, coupon, face value and price, but the precise securities to be delivered are not specified. Instead, the actual securities to be delivered, which must satisfy the specified criteria, are communicated by the seller to the buyer shortly before the agreed upon settlement date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may instead sell these securities or its commitment before the settlement date if deemed advisable. This will frequently be the case for TBA transactions and other forward-settling mortgage-backed securities transactions. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when-issued and delayed delivery basis.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling delivery obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.

Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Recently finalized rules of the Financial Industry Regulatory Authority (FINRA) include mandatory margin requirements for the TBA market that require a Fund to post collateral in connection with its TBA transactions. A Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the counterparty defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss if the value of the collateral declines.
Short Sales. A Fund may engage in short sales and may also make short sales against the box.  The Funds do not currently intend to engage in short sales of securities other than short sales of securities that a Fund owns or has the right to obtain (short sales against the box).
A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security from a broker. A Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.
To secure its obligation to deliver the securities sold short to the broker and repay the securities borrowed, a Fund will be required to deposit cash or liquid securities with the broker as collateral. In addition, a Fund may have to pay a fee or rate of interest to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. The collateral pledged by the Fund to the broker in connection with short sales will be marked to market daily. The collateral pledged does not have the effect of limiting the amount of money that a Fund may lose on a short sale.
Short positions create a risk that the Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. A Fund may not always be able to borrow a security a Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility and losses. Because a Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including fees or interest expenses, in connection with opening, maintaining, and closing short sales against the box.
Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters —

Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”
Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.
Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day. At the current time, the Funds do not participate in interfund lending.
Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below) and Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. The prospectus may specify other reasons for which such borrowings may be utilized. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate.
Currently, the Adviser does not anticipate that under normal market conditions, Invesco Global Fund’s borrowings would exceed 5% of its net assets.
Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, a Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by Invesco with respect to a material event affecting securities on loan. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments, affiliated unregistered investment companies that are compliant with Rule 2a-7 or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities Lending.”
Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.
Repurchase agreements are agreements under which a Fund purchases a security from a broker-dealer or bank that agrees to repurchase that security at a mutually agreed upon time and price (which is higher than the purchase price), thereby resulting in a yield to the Fund during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
In any repurchase agreement, the securities that are subject to the transaction may be obligations issued by the U.S. government or its agencies or instrumentalities. The Funds may also engage in repurchase agreements collateralized by non-government securities that are rated investment grade or below investment grade by the requisite NRSROs or unrated securities of comparable quality, loan participations, and equities.
If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the security subject to the repurchase agreement to the extent that the sale proceeds including accrued interest are less than the resale price provided in the repurchase agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or the Fund may be deemed to be an unsecured creditor and be required to return the securities to the seller.
The Fund may enter into repurchase agreements that involve securities that may be subject to a court-ordered or other “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent the Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In these situations the Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that the Fund may experience a loss.
The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to a Fund in the form of cash or additional securities. Custody of the securities will be maintained by a Fund’s custodian or sub-custodian for the duration of the agreement.
The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.
Invesco Global Opportunities Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days.
Restricted and Illiquid Investments. The Funds may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.
For purposes of the above 15% limitation, an illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.  Illiquid investments may include a wide variety of investments, such as, for example: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws, including private placement securities sold pursuant to Regulation S.
Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling restricted securities or illiquid investments may result in a loss or be costly to the Fund.
If a substantial market develops for a restricted security or illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Board on behalf of the Funds.
Rule 144A Securities. Rule 144A securities are securities which, while initially privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in the securities even though such securities are not registered under the 1933 Act. Pursuant to Rule 22e-4 under the 1940 Act, a Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of a Fund’s illiquid investments if qualified institutional buyers are unwilling to purchase such securities.
Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date or upon demand. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold, but pays interest to the other party on the proceeds received. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be repurchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, resulting in a requirement for the Fund to deliver margin to the other party in the amount of the related shortfall, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Mortgage Dollar Rolls. A mortgage dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
Standby Commitments. Under a standby commitment a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include, among others commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules require certain types of swaps to be traded on public execution facilities and centrally cleared.

Derivatives may be used for “hedging,” which means that they may be used when the portfolio managers seek to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio managers seek to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio managers’ ability to predict and understand relevant market movements.
Certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested. The leverage involved in these derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of its investments.
Commodity Exchange Act (CEA) Regulation and Exclusions:
With respect to the Funds, except Invesco Advantage International Fund, Invesco has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Funds, their investment strategies, their prospectuses or this SAI.
Generally, the exclusion from CPO regulation on which Invesco relies requires the Funds to meet one of the following tests for their commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of each Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, a Fund may incur additional compliance and other expenses.
With respect to Invesco Advantage International Fund, the Adviser is registered as a commodity pool operator (CPO) under the CEA and the rules of the CFTC and will be subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of Invesco’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Fund’s CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a commodity trading advisor (CTA) but, with respect to the Fund, intends to rely on an exemption from CTA regulation available for a CTA that also serves as a fund’s CPO.
General risks associated with derivatives:
The use by the Funds of derivatives may involve certain risks, as described below.
Counterparty Risk: The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, the Fund might need to rely solely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that the Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy or insolvency. Many derivative trading agreements, such as an ISDA Master Agreement governing OTC swaps, provide for netting of derivatives transactions governed by the agreement in the event of a default by either counterparty, pursuant to which the Fund’s and the counterparty’s obligations under the relevant transactions can be netted and set-off against each other, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. Netting agreements are intended to function as a counterparty credit risk mitigant, but in the case of a bankruptcy or insolvency of the relevant counterparty, are subject to the risk that the insolvency regime applicable to the counterparty might not recognize the enforceability of the contractual netting provisions. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor and the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the Fund.
Leverage Risk: Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.
Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
Special Regulatory Risks of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.
Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
General risks of hedging strategies using derivatives:
The use by the Funds of hedging strategies involves special considerations and risks, as described below.
Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that a Fund is not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Types of derivatives:
Swaps. Each Fund may engage in certain strategies involving swaps to attempt to manage the risk of its investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities).  All Funds may enter into swap agreements.
Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency, interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
A Fund will typically only enter into swap agreements with counterparties who use standard International Swap and Dealers Association, Inc. (“ISDA”) contract documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms and counterparty obligations, including provisions for master netting agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
Comprehensive swaps regulation. The Dodd-Frank Act and analogous international laws enacted after the financial crisis imposed comprehensive regulatory requirements on swaps and swap market participants. The U.S. regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and electronic execution of standardized swaps on swap execution facilities; (3) imposing margin requirements on uncleared swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or narrow-based indices of securities and single name credit default swaps.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, under certain circumstances, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the swap contract resulting from, among other things market value changes in the underlying investment referenced in the swap. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged will not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.
Regulations requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure (generally, an average gross notional amount of uncleared swaps and foreign currency forward contracts at certain measurement dates exceeding $8 billion), it will under these regulations be required to post initial margin in addition to variation margin.
Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreement, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.
Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and trading on execution facilities. The Dodd-Frank Act and analogous international laws will ultimately require the clearing and trading on execution facilities of many swaps. To date, the CFTC has designated only certain of the most common credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public execution facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty.
When a Fund enters into a cleared swap, it must deliver to the clearinghouse (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the clearinghouse, and are typically calculated as an amount based on the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the clearinghouse. During the term of the swap agreement, “variation margin” may also be required to be paid by the Fund or may be received by the Fund. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional variation margin payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional variation margin to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.
Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy or insolvency of the FCM through which the Fund holds an open position, or the clearinghouse in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy or insolvency of the FCM or clearinghouse because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer to the clearinghouse. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.
With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Clearinghouses and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.
Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or clearinghouse is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.
Commonly used swap agreements include:
Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. A CDX allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.
Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of CEA Regulations and Exclusions, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.
Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.
Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.
Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the same notional amount.
Commodity Swaps: A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.
Index Swap Transactions: A Fund may enter into a swap on an index, under which involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices.
Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
Total Return Swaps on Shares of Affiliated Funds: A total return swap entered into between the Fund and certain counterparties for which shares of an affiliated registered investment company managed by the Adviser or an affiliate of the Adviser (a “referenced fund”) serve as the reference security would provide the Fund with synthetic long investment exposure, through a swap dealer counterparty, to the performance of the referenced fund. Investment exposure to the referenced fund is obtained through payments made by the counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on a specified number (and corresponding value) of shares of the referenced fund, in exchange for periodic payments by the Fund to the counterparty based on a fixed or variable interest rate that accrues on that value, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with a form of leverage that is intended to achieve an economic effect similar to the Fund’s purchase of shares of the referenced fund with borrowed money. As such, this investment technique will subject the Fund to the risks of leverage discussed in the Fund’s prospectus.
Performance of such a swap is subject to the performance and risks of the referenced fund and its investment portfolio. If the performance of the shares of the referenced fund referenced in the swap is negative or is not sufficiently positive to offset the periodic payment due to the counterparty based on the fixed or variable interest rate, then the performance of the fund will be negatively impacted. The counterparty’s payments to the Fund will be based upon the change in the net asset value of the referenced fund’s shares referenced in the swap, which take into account the ratable share of the internal expenses of the referenced fund as reflected in its net asset value (including management fee and administrative expenses of the referenced fund). Though not contractually required (or requested by the Adviser) to do so, the counterparty would be expected to hedge its market risk exposure under the swap by purchasing for its own account shares of the referenced fund so that any payments it owes to the Fund under the swap are offset by gains in (and receipt of dividends from) the counterparty’s direct investment in the shares of the referenced fund. If the counterparty does hedge by purchasing shares of the referenced fund, the Adviser or an affiliate of the Adviser (as applicable), as investment adviser to the referenced fund, will receive a management fee attributable to the counterparty’s direct investment in the referenced fund. There is no certainty that the Adviser or an affiliate will receive any fees indirectly through the use of this investment technique. Like other total return swaps, these swaps are subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
Because certain data inputs necessary for the daily pricing of these swaps may not be available in a timely manner under standard valuation methodologies used by the Fund for over-the-counter derivatives, these swaps will be fair valued daily pursuant to the Fund’s fair valuation procedures using a fair valuation methodology.
The Adviser will apply certain requirements of its policy governing affiliated fund-of-fund arrangements to these total return swaps, notwithstanding that the Fund never purchases or owns shares of the referenced fund that are referenced in such a swap or is ever required to purchase shares to satisfy any future obligation to a counterparty. The application of this policy will require, among other things, that any referenced fund be an eligible acquired fund in an affiliated fund of funds arrangement under the Investment Company Act.
Volatility and Variance Swaps: A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
Swaptions: An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.
Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment purposes (e.g., as a substitute for investing in securities), to speculate on future volatility levels or to decrease the volatility exposure of other investments held by a Fund.
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or delivery of a cash settlement price, in the case of certain options, such as an index option and other cash-settled options). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets.  A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid investments. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
Types of Options:
Put Options on Securities. Invesco Global Fund will not sell puts if, as a result, more than 50% of the Fund’s net assets would be required to be identified on the Fund’s book to cover such put options. Invesco Global Opportunities Fund and Invesco International Small-Mid Company Fund will not sell put options if more than 50% of the Fund’s net assets would be required to be segregated to cover such options. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
Call Options on Securities. Up to 25% of Invesco Global Focus Fund, Invesco Global Fund and Invesco Oppenheimer International Growth Fund’s total assets may be subject to calls the Funds sell. Up to 50% of Invesco Global Opportunities Fund and Invesco International Small-Mid Company Fund’s total assets can be subject to call options the Fund sells. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
Index Options. Index options (or options on securities indices) give the option buyer the right to receive, upon exercise, a cash settlement amount instead of the securities included in the relevant index, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index on the relevant option expiration date and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.
The risks of investment in index options may be greater than options on securities, especially if a Fund writes index call options. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing an index call option by holding a diversified portfolio of securities similar to those included in the underlying index. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities in the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
CDS Options. A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
Option Techniques:
Writing Options. A Fund may write options to generate additional income. As the writer of an option, the Fund may have no control over when the underlying reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the underlying reference asset, instead of selling or purchasing the underlying reference asset, if the option is exercised. In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss.
In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the underlying reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.
If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying reference asset, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (for a call) or purchase (for a put) the underlying reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the underlying reference asset (if cash-settled).

Purchasing Options. Invesco Global Focus Fund, Invesco Global Fund, Invesco Global Opportunities Fund and Invesco International Small-Mid Company Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund’s total assets.
A Fund may purchase a call option for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. The Fund is not required to own the underlying reference asset in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the underlying reference asset at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying reference asset itself, the Fund is partially protected from any unexpected increase in the market price of the underlying reference asset. If the market price does not exceed the exercise price, the Fund could purchase the underlying reference asset on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
Straddles/Spreads/Collars. Each Fund may for hedging purposes, or for speculative purposes, enter into straddles, spreads or collars to adjust the risk and return characteristics of the Funds’ overall position.
Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
Rights and Warrants. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
Invesco International Small-Mid Company Fund and Invesco Oppenheimer International Growth Fund can invest up to 5%; and Invesco Global Opportunities Fund may invest up to 10%, of their total assets in rights and warrants, not including rights and warrants the Funds acquire as part of securities units or that are attached to other securities the Funds buy.
Futures Contracts.
A futures contract is a standardized agreement to buy or sell a specified amount of a specified security, currency, commodity, interest rate or index (or deliver a cash settlement price, in the case of certain futures such as an index future, interest rate future or volatility future) for a specified price at a designated future date, time and place. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date. Futures contracts are generally bought and sold on futures exchanges referred to as designated contract markets and are held through a broker, known as a futures commission merchant (FCM), that is a member of the designated contract market and its related clearinghouse. The designated contract market sets the specifications of the relevant futures contract, including the date, time and place of delivery or settlement of the contract and the quantity of the underlying instrument or asset per contract.
The Fund will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets including exempt boards of trade and electronic trading facilities; and are standardized as to maturity date and underlying instrument or asset. Futures exchanges and trading thereon in the United States are regulated under the CEA by the CFTC. Foreign futures exchanges or exempt markets and trading thereon are not regulated by the CFTC and may not be subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.
Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contract is the amount of funds that must be deposited by a Fund with the applicable FCM in order to initiate trading in the futures contract and maintain its open positions in futures contract. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund’s performance under the futures contract. The initial margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange or the FCM during the term of the futures contract.
Subsequent payments, called “variation margin,” received from or paid to the FCM through which a Fund holds the futures contract will be made on a daily basis as the futures contract price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy or insolvency of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy or insolvency of the FCM or clearinghouse because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the clearinghouse.
Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical underlying instrument or asset and the same delivery or settlement date. There can be no assurance, however, that a Fund will be able to enter into an offsetting contract with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting contract, it will continue to be required to maintain the margin deposits on the futures contract.
In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
Pursuant to federal securities laws and regulations, a Fund’s use of futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts. This process is described in more detail above in the section “Derivatives.”
Types of Futures Contracts:
Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of a Fund’s shares may be subject to greater volatility to the extent it invests in commodity futures.
Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.
Index Futures: An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made. Index futures can be based on stock, bond or other indices. Such indices cannot be purchased or sold directly.
Bond Index Futures: Bond index futures are contracts based on the future value of a basket of fixed-income securities that comprise the index. The seller or buyer of a bond index future is obligated to pay cash to settle the transaction, based on the fluctuation of the index’s value in response to the changes in the values of the fixed-income securities that are included in the index over the term of the contract. A bond index cannot be purchased or sold directly.
Interest Rate Futures: An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and SOFR futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for SOFR futures is the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities.

Dividend Futures: A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.
Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security), or a narrow-based securities index at a certain price.
Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account.
The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified exchange rate on a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts may or may not be effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public execution facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Special Regulatory Risks of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.
The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, differences in prevailing interest rates in the jurisdictions associated with the two currencies and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIBOR Transition Risk
A Fund may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations (including variable or floating rate debt securities or loans and derivatives such as interest rate futures or swaps). LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.
The UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates (ARRs) to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the SOFR have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. There also remains significant uncertainty regarding the effectiveness of the Adjustable Interest Rate Act legislation. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact a Fund. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect a Fund’s performance or NAV.
Environmental, Social and Governance (ESG) Considerations
The ESG considerations described herein may not be used by a Fund and will vary depending on a Fund's particular investment strategy and in accordance with what a Fund’s investment team deems relevant when making investment decisions. The ESG considerations described herein may not be applied or evaluated with respect to each issuer or Fund investment. Further, a Fund’s prospectus may describe additional ESG strategies and risks.
ESG considerations, either quantitative or qualitative, may be utilized as a component of a Fund's investment process to implement its investment strategy in pursuit of its investment objective.  ESG factors may be incorporated to evaluate an issuer, as part of risk analysis, credit analysis or in other manners. ESG factors may vary across types of investments and issuers, and not every ESG factor may be identified or evaluated. The incorporation of ESG factors may affect a Fund’s exposure to certain issuers or industries and may not work as intended. A Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. Because ESG considerations may be used as one part of an overall investment process, a Fund may still invest in securities of issuers that are not considered ESG-focused or that may be viewed as having a high ESG risk profile. As investors can differ in their views regarding ESG factors, a Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by a Fund to evaluate such factors, including information from reliance on third-party research and/or proprietary research, may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact a Fund’s ability to accurately assess an issuer, which could negatively impact a Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.
Receipt of Issuer’s Nonpublic Information
The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds' ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds' flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.
Business Continuity and Operational Risk
The Adviser, the Funds and the Funds’ service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds’ service providers. The Adviser has developed a Business Continuity Program (the “Program”) designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds’ service providers and the Funds’ business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund’s net asset value and price the Fund’s investments, and impediments to trading portfolio securities.
Artificial Intelligence Risk
The rapid development and increasingly widespread use of certain artificial intelligence technologies, including machine learning models and generative artificial intelligence (collectively “AI Technologies”), may adversely impact markets, the overall performance of a Fund's investments, or the services provided to a Fund by its service providers. For example, issuers in which a Fund invests and/or service providers to the Funds (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, or transfer agent) may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations. AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for a Fund, including, potentially, operational errors and investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.
To the extent a Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources, or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.
Actual usage of AI Technologies by a Fund’s service providers and issuers in which a Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to a Fund.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Funds and their service providers (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Funds' operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Funds’ service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.
The rapid development and increasingly widespread use of AI Technologies (as discussed under “Artificial Intelligence Risk” herein) could increase the effectiveness of cyberattacks and exacerbate the risks.

Natural Disaster/Epidemic Risk
Natural or environmental disasters such as earthquakes, wildfires, floods, hurricanes, tsunamis, other severe weather-related phenomena, and widespread disease including pandemics and epidemics, can be highly disruptive to economies and markets, sometimes severely so, and can adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The spread of the human coronavirus disease beginning in 2019 (COVID-19) is an example. In the first quarter of 2020, the World Health Organization (WHO) recognized COVID-19 as a global pandemic and both the WHO and the U.S. declared the outbreak a public health emergency. The subsequent spread of COVID-19 resulted in, among other significant adverse economic impacts, instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, employee layoffs and general lack of employee availability, lower consumer demand, and defaults and credit downgrades, all of which contributed to disruption of global economic activity across many industries and exacerbated other pre-existing political, social and economic risks domestically and globally. Although the WHO and the U.S. ended their declarations of COVID-19 as a global health emergency in May 2023, the full economic impact at the macro-level and on individual businesses, as well as the potential for a future reoccurrence of COVID or the occurrence of a similar epidemic or pandemic, are unpredictable and could result in significant and prolonged adverse impact on economies and financial markets in specific countries and worldwide and thereby negatively affect a Fund’s performance.
Custody and Banking Risks
The Fund’s assets may be maintained with one or more banks or other depository institutions (“banking institutions”), including both US and non-US banking institutions. In addition, the Fund’s assets may be maintained at regional (or mid-size) banking institutions or large banking institutions. Regional banking institutions are generally subject to fewer regulatory safeguards than large banking institutions, causing regional banking institutions to be perceived as having greater credit risk than large banking institutions. The Fund may enter into credit facilities or have other financial relationships with banking institutions. The distress, impairment or failure of one or more banking institutions, whether or not holding the Fund’s assets, may inhibit the ability of the Fund to access depository accounts or lines of credit at all or in a timely manner. Such events can be caused by various factors including negative market sentiment, significant withdrawals, fraud, or poor management. In such cases, the Fund may need to delay or forgo making new investments, or the Fund may need to sell another investment to raise cash when it is not desirable to do so, which could result in lower performance. In the event of such a failure of a banking institution, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (FDIC) protection may not be available for balances in excess of the amounts insured by the FDIC (and similar considerations may apply to banking institutions in other jurisdictions not subject to FDIC protection). In such instances, the Fund may not recover such excess uninsured amounts and instead would only have an unsecured claim against the banking institution and may be able to recover only the residual value of the banking institution’s assets, if any value is recovered at all. The loss of any assets maintained with a banking institution or the inability to access such assets for a period of time, even if ultimately recovered, could be materially adverse to the Fund. In addition, the Fund’s Adviser may not be able to identify all potential solvency or stress concerns with respect to a banking institution or transfer assets from one bank to another in a timely manner in the event a banking institution comes under stress or fails. It is also possible that a Fund will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to access to capital, economic terms, or otherwise).
Litigation Risk
From time to time, a Fund may pursue or be involved as a named party in litigation arising in connection with its role or status as a shareholder, bondholder, lender or holder of portfolio investments, its own activities, or other circumstances. Litigation that affects a Fund’s portfolio investments may result in the reduced value of such investments or higher portfolio turnover if the Fund determines to sell such investments. Litigation could result in significant expenses, reputational damage, increased insurance premiums, adverse judgment liabilities, settlement liabilities, injunctions, diversions of Fund resources, disruptions to Fund operations and/or other similar adverse consequences, any of which may increase the expenses incurred by a Fund or adversely affect the value of the Fund’s shares.
Fund Policies
Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares.
(1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"), including, with respect to Invesco MSCI World SRI Index Fund only, as may be necessary to approximate the composition of Invesco MSCI World SRI Index Fund's target index. In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
(2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
(3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
(4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
(5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(6) The Fund (except for Invesco Advantage International Fund, Invesco EQV European Equity Fund, Invesco EQV International Equity Fund, Invesco Global Fund, Invesco Global Focus Fund, Invesco Global Opportunities Fund, Invesco International Small-Mid Company Fund, Invesco MSCI World SRI

Index Fund, and Invesco Oppenheimer International Growth Fund) may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
Invesco Advantage International Fund, Invesco EQV European Equity Fund, Invesco EQV International Equity Fund, Invesco Global Fund, Invesco Global Focus Fund, Invesco Global Opportunities Fund Invesco International Small-Mid Company Fund, Invesco MSCI World SRI Index Fund, and Invesco Oppenheimer International Growth Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
Notwithstanding the above restriction, Invesco Global Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
(7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
(8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
Explanatory Notes
For purposes of Invesco MSCI World SRI Index Fund’s fundamental restriction related to diversification above, the Fund intends to be diversified in approximately the same proportion as its target index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of its target index.
For purposes of the Fund's fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund's industry concentration policy.
For purposes of the Fund’s fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps and other instruments on physical commodities and the 1940 Act does not prohibit a fund from owning commodities or contracts related to commodities. The extent to which the Fund can invest in futures, swaps and other instruments on physical commodities, and/or commodities or contracts related to commodities, is set out in the Fund’s prospectus, this SAI, and as permitted by the Fund’s fundamental restriction.
For purposes of the Fund’s fundamental restriction related to real estate above, the 1940 Act does not prohibit a fund from owning real estate. The extent to which the Fund can invest in real estate is set out in the investment strategies described in the Fund’s prospectus or this SAI.

For purposes of the Fund’s fundamental restriction related to senior securities above, the 1940 Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
For purposes of the Fund’s fundamental restriction related to loans above, made by the Fund, current SEC staff interpretations under the 1940 Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
(1) In complying with the fundamental restriction regarding issuer diversification, the Fund generally will not (unless permitted by the fundamental restriction), with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
(2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
(3) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.
(4) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
(5) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund (except for Invesco Advantage International Fund, Invesco EQV European Equity Fund, Invesco EQV International Equity Fund, Invesco Global Fund, Invesco Global Focus Fund, Invesco Global Opportunities Fund, Invesco International Small-Mid Company Fund, Invesco MSCI World SRI Index

Fund and Invesco Oppenheimer International Growth Fund) currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Funds' prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret the fundamental restriction regarding the purchase and sale of physical commodities and the related non-fundamental restriction to permit the Funds to invest in ETFs, registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Funds' prospectuses and herein.
(6) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
(7) The Funds, except for Invesco Advantage International Fund, may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
(8) The following apply:
(a) Invesco EQV Asia Pacific Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers in the Asia Pacific region (except Japanese companies).
(b) Invesco EQV European Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of European issuers.
(c) Invesco EQV International Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.
(d) Invesco International Small-Mid Company Fund invests, under normal market conditions, at least 80% of its assets in equity securities of small- and mid-cap companies.
(e) Invesco MSCI World SRI Index Fund invests, under normal circumstances, at least 80% of its assets in equity securities represented in the MSCI World SRI Index.
For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy described above for a Fund may be counted toward that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.
Invesco EQV Asia Pacific Equity Fund considers issuers of securities located in the following countries to be Asian issuers:
Bangladesh
China
Hong Kong
India
Indonesia
Malaysia
Macau
Pakistan
Philippines
Singapore
South Korea
Sri Lanka

Taiwan
Thailand
Vietnam
Invesco EQV Asia Pacific Equity Fund considers issuers of securities located in the following countries to be Pacific issuers:
Australia
New Zealand
Invesco EQV European Equity Fund considers issuers of securities located in the following countries to be European issuers:
Austria
Belgium
Bulgaria
Croatia
Czech Republic
Denmark
Estonia
Finland
France
Germany
Greece
Hungary
Iceland
Ireland
Israel
Italy
Latvia
Liechtenstein
Luxembourg
Montenegro
Netherlands
Norway
Poland
Portugal
Romania
Russia
Serbia
Slovenia
Spain
Sweden
Switzerland
Turkey
Ukraine
United Kingdom
Portfolio Turnover
Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. The following Fund experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended October 31.

Fund	2024	2023
Invesco Global Opportunities Fund[1]	62%	29%
[1] The variation in portfolio turnover for Invesco Global Opportunities Fund was due to a change in portfolio management.
Policies and Procedures for Disclosure of Fund Holdings
The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from “portfolio holdings information” includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund’s portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.

Public release of portfolio holdings. The Funds disclose the following portfolio holdings information at www.invesco.com/us.  (All Funds)1
Information	Approximate Date of Website Posting	Information Remains Posted on Website
Select portfolio holdings information, such as top ten holdings as of the month-end	7 business days after month-end	Until replaced with the following month’s top ten holdings

Select portfolio holdings information (e.g., buys/sells, contributors/detractors and/or relevant to market environment)	7 business days after month-end	Until replaced with the following month’s select portfolio holdings information

Complete portfolio holdings information as of calendar month- end	10 business days after month-end	For 12 months from the date of posting

Complete portfolio holdings information as of fiscal quarter-end	60-70 calendar days after fiscal quarter-end	For 12 months from the date of posting
1
To locate each Fund’s portfolio holdings information go to www.invesco.com/us, select “Financial Professional” or “Individual Investor,” if applicable. Hover over the “Products” tab and then click on “Mutual Funds.” On the “Mutual Funds” page click on “Fund Materials.” Links to each Fund’s portfolio holdings are located under the “Holdings” column.
You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
Notwithstanding the other provisions of the Holdings Disclosure Policy, Invesco and its affiliates may disclose portfolio holdings information on its website earlier than dictated by the Holdings Disclosure Policy in the case of market, geopolitical or company-specific (or other) events that cause Invesco to conclude that posting such information on its website is consistent with its fiduciary duties to the Funds.
Selective disclosure of portfolio holdings information pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (the Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure and the situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of any such conflicts before agreeing to provide selective disclosure.
Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):
●
Attorneys and accountants;

●
Securities lending agents;
●
Lenders to the Invesco Funds;
●
Rating and rankings agencies;
●
Persons assisting in the voting of proxies;
●
Invesco Funds’ custodians;
●
The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);
●
Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);
●
Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team;
●
Analysts hired to perform research and analysis for the Invesco Funds’ portfolio management team; and
●
Insurance companies which may receive portfolio holdings information before Invesco posts portfolio holdings information to Invesco's website (to allow such insurance companies to post portfolio holdings information to their websites at approximately the same time that Invesco posts portfolio holdings information to Invesco's website).
In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.
Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.
The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
Disclosure of certain portfolio holdings information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day to day operations of the Funds.
Employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold, or continues to own, one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings was made available on the Fund’s website and therefore may not be reflected on the portfolio holdings information disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.
Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.
MANAGEMENT OF THE TRUST
Board of Trustees
The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experience of each of the Trustees.
Interested Trustees
Jeffrey H. Kupor, Trustee
Jeffrey Kupor has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Kupor is Senior Managing Director and General Counsel at Invesco Ltd.
Mr. Kupor joined Invesco Ltd. in 2002 and has held a number of legal roles, including, most recently, Head of Legal, Americas, in which role he was responsible for legal support for Invesco's Americas business. Prior to joining the firm, he practiced law at Fulbright & Jaworski LLP (now known as Norton Rose Fulbright), specializing in complex commercial and securities litigation. He also served as the general counsel of a publicly traded communication services company.
Mr. Kupor earned a BS degree in economics from the Wharton School at the University of Pennsylvania and a JD from the Boalt Hall School of Law (now known as Berkeley Law) at the University of California at Berkeley.
The Board believes that Mr. Kupor’s current and past positions with the Invesco complex along with his legal background and experience as an executive in the investment management area benefits the Funds.
Douglas Sharp, Trustee
Douglas Sharp has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Sharp is Senior Managing Director, Head of Americas & EMEA (Europe, the Middle East, and Africa) at Invesco Ltd. He also served as Director and Chairman of the Board of Invesco UK Limited (Invesco’s European subsidiary board) and as Director, Chairman and Chief Executive of Invesco Fund Managers Limited.
Mr. Sharp joined Invesco Ltd. in 2008 and has served in multiple leadership roles across the company, including his previous role as Head of EMEA. Prior to that, he ran Invesco Ltd.’s EMEA retail business and served as head of strategy and business planning and as chief administrative officer for Invesco Ltd.’s US institutional business. Before joining the firm, he was with the strategy consulting firm McKinsey & Co., where he served clients in the financial services, energy, and logistics sectors.
The Board believes that Mr. Sharp’s current and past positions within the Invesco complex along with his experience in the investment management business benefits the Funds.

Independent Trustees
Beth Ann Brown, Trustee and Chair
Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019 and Chair since 2022. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since 2012.
Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc. From 2013 through 2022, she served as Director, Vice President (through 2019) and President (2019-2022) of Grahamtastic Connection, a non-profit organization.
From 2014 to 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.
The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
Carol Deckbar, Trustee
Carol Deckbar has been a member of the Board of Trustees of the Invesco Funds since 2024. Ms. Deckbar previously served as Executive Vice President and Chief Product Officer at Teachers Insurance and Annuity Association (TIAA) Financial Services from 2019 to 2021. She also served as Executive Vice President and Principal of College Retirement Equities Fund at TIAA from 2014 to 2021. Ms. Deckbar served in various other capacities at TIAA since joining in 2007, including Executive Vice President and Head of Institutional Investments and Endowment Services from 2016 to 2019.
Prior to joining TIAA, Ms. Deckbar was a Senior Vice President of AMSOUTH Bank from 2002 to 2006, and before that she served as Senior Vice President, Managing Director, for Bank of America Capital Management from 1999 to 2002. She began her asset management career with the Evergreen Funds where she served as Senior Vice President, Managing Director from 1991 to 1998.
From 2019 to 2020, Ms. Deckbar served as Chairman of the TIAA Retirement Plan Investments Committee and as an Executive Sponsor at Advance, a council for the advancement of women. She has also held various memberships, including at Investment Company Institute, from 2017 to 2019, Fortune 400 Most Powerful Women Network, from 2012 to 2015, and Mutual Fund Education Alliance, from 2010 to 2015.
The Board believes that Ms. Deckbar’s experience in financial services and investment management benefits the Funds.
Cynthia Hostetler, Trustee
Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, and Resideo Technologies, Inc., a public company that manufactures and distributes smart home security products and solutions worldwide. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.

Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo, Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide, from 2018 to 2019, prior to its sale to Brookfield Asset Management, and Textainer Group Holdings Ltd., a public company that is the world’s second largest shipping container leasing company, prior to its sale to Stonepeak in March 2024. Ms. Hostetler was also a member of the board of directors of the Eisenhower Foundation, a non-profit organization.
From 2001 to 2009, Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation (“OPIC”), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, from 1991 to 2007, and its largest subsidiary, First Savings Bank, from 1991 to 2006 (Board Member) and from 1996 to 2001 (President).
The Board believes that Ms. Hostetler’s knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.
Dr. Eli Jones, Trustee
Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.
Dr. Jones has served as Board Member of the regional board, First Financial Bank Texas since 2021 and Board Member, First Financial Bankshares, Inc. Texas since 2022. Since 2020, Dr. Jones has served as a director on the board of directors of Insperity, Inc. (“Insperity”). From 2004 to 2016, Dr. Jones was chair of the Compensation Committee, a member of the Nominating and Corporate Governance Committee and a director on the board of directors of Insperity.
Dr. Jones is a Professor of Marketing, Lowry and Peggy Mays Eminent Scholar, and Dean Emeritus of Mays Business School at Texas A&M University. From 2015 to 2021, Dr. Jones served as Dean of Mays Business School at Texas A&M University. From 2012 to 2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston.
Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.
The Board believes that Dr. Jones’ experience in academia and his experience in marketing benefits the Funds.
Elizabeth Krentzman, Trustee
Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Krentzman served from 2017 to 2022, as a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman previously served as a member of the Board of Trustees of the University of Florida National Board Foundation from 2016 to 2021. She also served as a member of the Board of Trustees of the University of Florida Law Center Association, Inc. from 2016 to 2021, as a member of its Audit Committee from 2016 to 2020, and as a member of its Membership Committee from 2020 to 2021.
Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.
From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1991 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and from 1987 to 1991 as an Associate at Ropes & Gray LLP.
The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.
Anthony J. LaCava, Jr., Trustee
Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2019.
Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.
Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.
Mr. LaCava currently serves as Member and Chairman of the Business School Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.
The Board believes that Mr. LaCava’s experience in audit and financial services benefits the Funds.
James “Jim” Liddy, Trustee
James “Jim” Liddy has been a member of the Board of Trustees of the Invesco Funds since 2024. Mr. Liddy is a Retired Partner of KPMG LLP (KPMG) and previously served as Chairman of KPMG’s Global Financial Services, Americas practice from 2017 through 2021. He also led KPMG’s U.S. Financial Services practice from 2015 through 2021.
Prior to assuming his most recent role in 2017, Mr. Liddy served as Vice Chair of Audit and on various other committees at KPMG. He also previously served as National Managing Partner of Audit and was a member of the firm’s Global Audit Steering Group.
The Board believes that Mr. Liddy’s audit experience and knowledge of financial services and investment management benefits the Funds.
Dr. Prema Mathai-Davis, Trustee
Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.
Since 2021, Dr. Mathai-Davis has served as a member of the Board of Healthcare Chaplaincy Network, a non-profit organization. From 2021 to 2023 she also served on the board of Positive Planet US, a non-profit organization.

Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform) from 2017 to 2019, when the firm was acquired by Forbes Media Holdings, LLC.
Dr. Mathai-Davis previously served as Chief Executive Officer of the YWCA of the USA from 1994 until her retirement in 2000. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner and Board Member of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also served as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. She was a member of the Board of Visitors of the University of Maryland School of Public Policy, and on the visiting Committee of The Harvard University Graduate School of Education.
Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.
Joel W. Motley, Trustee
Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.
In May 2022, Mr. Motley rejoined the Vestry and the Investment Committee of Trinity Church Wall Street. Since 2021, Mr. Motley has served as a Board member of the Trust for Mutual Understanding, which makes grants to arts and environmental organizations in Eastern Europe. Since 2021, Mr. Motley has served as a member of the board of Blue Ocean Acquisition Corp. Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since 2002.
Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.
Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.
Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.
The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Funds.
Edward Perkin, Trustee
Edward Perkin has been a member of the Board of Trustees of the Invesco Funds since 2025. From 2014 to 2021, Mr. Perkin served as the Chief Investment Officer, Equity, at Eaton Vance. He was a managing director at Morgan Stanley from 2021 to 2023.

Prior to joining Eaton Vance, Mr. Perkin served as Chief Investment Officer, International & Emerging Markets Equity, at Goldman Sachs Asset Management. He also served as a senior research analyst at FISERV from 1997 to 2000 and as an insurance broker at American Retirement Insurance Services from 1993 to1997.
Mr. Perkin holds the Chartered Financial Analyst (CFA) designation. He has an MBA, Finance, from Columbia School of Business, and a BA, Economics, from UC Santa Barbara.
The Board believes that Mr. Perkin’s experience and knowledge of investment management benefits the Funds.
Teresa M. Ressel, Trustee
Teresa Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Ressel has previously served within the private sector and the U.S. government as well as consulting. Formerly, Ms. Ressel served at UBS AG in various capacities, including as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and as Group Chief Operating Officer of the Americas.
Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury, initially as Deputy Assistant Secretary for Management & Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and anchored financial duties at the Department, including finance, accounting, risk, audit and performance measurement.
Ms. Ressel also volunteers within her community across a number of functions and serves on the board of GAVI, the Global Vaccine Alliance (non-profit) supporting children’s health.
The Board believes that Ms. Ressel’s risk management and financial experience in both the private and public sectors benefits the Funds.
Daniel S. Vandivort, Trustee
Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex, as a Trustee and as the Governance Committee Chair.
Mr. Vandivort also served as Chairman, Lead Independent Director, and Chairman of the Audit Committee of the Board of Directors of the Value Line Funds from 2008 through 2014.
Previously, Mr. Vandivort also served as a Trustee and Chairman of the Weiss Peck and Greer Mutual Funds Board from 2004 to 2005.
Previously, Mr. Vandivort served at Weiss Peck and Greer/Robeco Investment Management from 1994 to 2007, as President and Chief Investment Officer and prior to that as Managing Director and Head of Fixed Income. Mr. Vandivort also served in various capacities at CS First Boston from 1984 to 1994, including as Head of Fixed Income at CS First Boston Investment Management.
Mr. Vandivort was also a Trustee on the Board of Huntington Disease Foundation of America from 2007 to 2013 and from 2015 to 2019. He also served as Treasurer and Chairman of the Audit and Finance Committee of Huntington Disease Foundation of America from 2016 to 2019.
Mr. Vandivort currently serves as President of Flyway Advisory Services LLC, a consulting and property management company. He is also a Member of the Investment Committee for the Historic Charleston Foundation.
The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.

Management Information
The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.
Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Trusts.
Leadership Structure and the Board of Trustees. The Board is currently composed of fourteen Trustees, including twelve Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established four standing committees – the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee (the Committees), to assist the Board in performing its oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, attorneys, and other Trustees between meetings. The Chair also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board believes that its leadership structure, including having an Independent Trustee as Chair, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.
Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.
The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. As required by Rule 22e-4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust’s Liquidity Risk Management ("LRM") Program, which is reasonably designed to assess and manage the Trust’s liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation. The Board also oversees risks related to certain Funds’ use of derivatives as part of its general oversight responsibilities. The Board has approved a derivatives risk manager, which is responsible for administering the derivatives risk management program (“DRM Program”) for the Funds that are required to implement a DRM Program. The Board meets with the derivatives risk manager on a periodic basis, including receiving quarterly and annual reports from the derivatives risk manager, to review the implementation of the DRM Program.
The Audit Committee assists the Board with its oversight of the Funds' accounting and auditing process. The Audit Committee is responsible for selecting the Funds' independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Funds' financial reports and internal controls. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds. The Audit Committee also oversees the Adviser’s process for valuing the Funds’ portfolio investments and receives reports from management regarding its process and the valuation of the Funds’ portfolio investments as consistent with the valuation policy approved by the Board and related procedures.
The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds’ service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.
The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and its committees and addresses governance risks, including insurance and fidelity bond matters, for the Trust.
The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco’s Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
Committee Structure
The members of the Audit Committee are Messrs. LaCava (Chair), Liddy and Vandivort, Dr. Jones, and Mss. Hostetler and Ressel. The Audit Committee performs a number of functions with respect to the oversight of the Funds’ accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) selecting independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds’ financial statements and compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (vi) pre-approving engagements for non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or to any of its affiliates; and (vii) overseeing the performance of the fair valuation determinations by the Adviser. During the fiscal year ended October 31, 2024, the Audit Committee held four meetings.
The members of the Compliance Committee are Messrs. Motley and Perkin, and Mss. Brown, Deckbar and Krentzman (Chair) and Dr. Mathai-Davis. The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds’ Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; (iv)

overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer or other independent advisors; (v) reviewing reports prepared by a third party’s compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds (other than risks overseen by the other Committees), including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of such reports. During the fiscal year ended October 31, 2024, the Compliance Committee held four meetings.
The members of the Governance Committee are Messrs. Motley and Vandivort (Chair) and Mss. Brown and Hostetler and Dr. Mathai-Davis. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board and the Chair of each Committee, except that the members and Chair of each Sub-Committee of the Investments Committee shall be appointed by the Chair of the Investments Committee in consultation with the Chair of the Governance Committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) considering and overseeing the selection and engagement of a Senior Officer if and as they deem appropriate, including compensation and scope of services, and recommending all such matters to the Board or the independent trustees as appropriate; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended October 31, 2024, the Governance Committee held seven meetings.
The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder provides the information required by, and otherwise complies with the applicable provisions of, the Fund’s governing instruments, (ii) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (iii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.
The members of the Investments Committee are Messrs. LaCava, Liddy, Motley, Perkin and Vandivort, Mss. Brown, Deckbar (Sub-Committee Chair), Hostetler (Chair and Sub-Committee Chair), Krentzman and Ressel and Drs. Jones and Mathai-Davis (Sub-Committee Chair). The Investments Committee’s primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended October 31, 2024, the Investments Committee held four meetings.
The Investments Committee has established three Sub-Committees and delegated to the Sub-Committees responsibility for, among other matters: (i) reviewing the performance of the Invesco Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being generally familiar with the investment objectives and principal investment strategies of the Designated Funds.
Trustee Ownership of Fund Shares
The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.
Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2024 is found in Appendix D.
Retirement Policy
The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.
Pre-Amendment Retirement Plan For Trustees
The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Amendment of Retirement Plan and Conversion to Defined Contribution Plan
The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.
Deferred Compensation Agreements
Certain former Trustees and current Independent Trustees (for purposes of this paragraph only, the Deferring Trustees) have executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees. Amounts deferred by Deferring Trustees pursuant to a Compensation Agreement during the most recent fiscal year are shown in Appendix D – Trustee Compensation Table.
Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Purchase of Class A Shares of the Funds at Net Asset Value
The Trustees and certain other affiliated persons of the Trust may purchase Class A shares of the Invesco Funds without paying an initial sales charge. Invesco Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Invesco Funds, see Appendix L — “Purchase, Redemption, Exchange and Pricing of Shares — Purchase and Redemption of Shares — Class A Shares Sold Without an Initial Sales Charge.”
Purchases of Class Y Shares of the Funds
The Trustees and certain other affiliated persons of the Trust may purchase Class Y shares of the Invesco Funds. For a description please see “Appendix L — Purchase, Redemption, Exchange and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class Y Shares.”
Code of Ethics
Invesco, the Trust, Invesco Distributors and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund’s portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco’s Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
Invesco has adopted its own specific Proxy Voting Policies.
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund Name	Adviser/Sub-Adviser
Invesco Advantage International Fund	Invesco Advisers, Inc.
Invesco EQV Asia Pacific Equity Fund	Invesco Advisers, Inc.
Invesco EQV European Equity Fund	Invesco Advisers, Inc.
Invesco EQV International Equity Fund	Invesco Advisers, Inc.
Invesco Global Focus Fund	Invesco Advisers, Inc.
Invesco Global Fund	Invesco Advisers, Inc.
Invesco Global Opportunities Fund	Invesco Advisers, Inc.
Invesco International Small-Mid Company Fund	Invesco Advisers, Inc.

Fund Name	Adviser/Sub-Adviser
Invesco MSCI World SRI Index Fund	Invesco Advisers, Inc /Invesco Asset Management Deutschland GmbH.
Invesco Oppenheimer International Growth Fund	Invesco Advisers, Inc.
Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy voting policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, 2024, is available without charge, upon request, by calling 1-800-959-4246 or by visiting www.invesco.com/proxy-voting. This information will also be available at the SEC website at http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Information about the ownership of each class of each Fund’s shares by beneficial or record owners of such Fund and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.
Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Advantage International Fund	First $500 million 0.49%
Next $500 million 0.47%
Next $4 billion 0.44%
Over $5 billion 0.42%

Invesco EQV Asia Pacific Equity Fund	First $1 billion 0.87%
Next $1 billion 0.82%
Next $49 billion 0.77%
Over $51 billion 0.76%

Invesco EQV European Equity Fund	First $250 million 0.935%
Next $250 million 0.91%
Next $500 million 0.885%
Next $1.5 billion 0.86%
Next $2.5 billion 0.835%
Next $2.5 billion 0.81%
Next $2.5 billion 0.785%
Over $10 billion 0.76%

Invesco EQV International Equity Fund	First $250 million 0.85%
Next $250 million 0.825%
Next $500 million 0.785%
Next $1.5 billion 0.76%
Next $2.5 billion 0.72%
Over $5 billion 0.69%

Invesco Global Focus Fund*	First $500 million 0.80%
Next $500 million 0.75%
Over $1 billion 0.72%

Invesco Global Fund*	First $250 million 0.80%
Next $250 million 0.77%
Next $500 million 0.75%
Next $1 billion 0.69%
Next $1.5 billion 0.67%
Next $2.5 billion 0.65%
Next $2.5 billion 0.63%
Next $2.5 billion 0.60%
Next $4 billion 0.58%
Next $8 billion 0.56%
Over $23 billion 0.54%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement

Invesco Global Opportunities Fund*	First $250 million 0.80%
Next $250 million 0.77%
Next $500 million 0.75%
Next $1 billion 0.69%
Next $1.5 billion 0.67%
Next $2.5 billion 0.65%
Next $4 billion 0.63%
Over $10 billion 0.61%

Invesco International Small-Mid Company Fund*	First $500 million 1.00%
Next $500 million 0.95%
Next $4 billion 0.92%
Next $5 billion 0.90%
Next $10 billion 0.88%
Over $20 billion 0.87%

Invesco MSCI World SRI Index Fund	First $2 billion 0.14%
Over $2 billion 0.12%

Invesco Oppenheimer International Growth Fund*	First $250 million 0.80%
Next $250 million 0.77%
Next $500 million 0.75%
Next $1 billion 0.69%
Next $3 billion 0.67%
Next $5 billion 0.65%
Next $10 billion 0.63%
Next 10 billion 0.61%
Over $30 billion 0.59%

* The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.
Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of each fiscal year, in which the voluntary fee waiver or reduction was made.
Invesco has contractually agreed through at least August 31, 2026, to waive advisory fees payable by each Fund, as applicable, in an amount equal to 100% of the net advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Other Investments – Other Investment Companies.” If applicable, such contractual fee waivers or reductions are generally set forth in the fee table in each Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to reduce the advisory fee waivers without approval of the Board. The management fees payable by the Funds, the amounts waived by Invesco and the net fees paid by the Funds for the last three fiscal years or periods, as applicable, ended August 31 are found in Appendix G.

For Funds that have expense limitations (“Expense Limitations”) or boundary limits (“Boundary Limits”), as applicable, Invesco has agreed until at least the expiration date (the "Expiration Date") for the Expense Limitations, or for an indefinite period until further notice to the Board of Trustees for the Boundary Limits, that Invesco will waive its fees or reimburse expenses to the extent that expenses of the applicable class of the applicable Fund (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) exceed the Expense Limitation or Boundary Limit rate, on an average of the daily net assets allocable to such class on an annualized basis. (It should be noted that Acquired Fund Fees and Expenses are not operating expenses of the Funds directly, but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.)
Expense Limitations. Neither the Trust nor Invesco may remove or amend the Expense Limitations to a Fund's detriment prior to the Expiration Date without requesting and receiving the approval of the Board of Trustees of the applicable Fund. Invesco does not have any right to reimbursement of any amount so waived or reimbursed. For the Expense Limitations, Invesco will review the then-current Expense Limitations for any Fund prior to the Expiration Date to determine whether such limitations should be amended, continued or terminated. The Expense Limitations will expire upon the Expiration Date unless Invesco agrees to continue them. These Expense Limitations are set forth in the Expense Limitations table below.
Boundary Limits. From time to time, Invesco may establish amend and/or terminate Boundary Limits at any time in its sole discretion. Invesco will inform the Board of Trustees of any such changes. These Boundary Limits are set forth in the Boundary Limits table below.

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco Advantage International Fund
Class A Shares	1.18%	February 28, 2026
Class C Shares	1.93%	February 28, 2026
Class R Shares	1.43%	February 28, 2026
Class R5 Shares	0.93%	February 28, 2026
Class R6 Shares	0.93%	February 28, 2026
Class Y Shares	0.93%	February 28, 2026

Invesco EQV International Equity Fund
Class A Shares	1.30%	February 28, 2026
Class C Shares	2.05%	February 28, 2026
Class R Shares	1.55%	February 28, 2026
Class R5 Shares	1.05%	February 28, 2026
Class R6 Shares	1.05%	February 28, 2026
Class Y Shares	1.05%	February 28, 2026

Invesco MSCI World SRI Index Fund
Class A Shares	0.44%	February 28, 2026
Class C Shares	1.19%	February 28, 2026
Class R Shares	0.69%	February 28, 2026
Class R5 Shares	0.19%	February 28, 2026
Class R6 Shares	0.19%	February 28, 2026
Class Y Shares	0.19%	February 28, 2026

Boundary Limits
Fund	Limit Applicable to each Fund/Class
Invesco EQV Asia Pacific Equity Fund	Class A: 2.25%
Invesco EQV European Equity Fund	Class C: 3.00%
Invesco Global Focus Fund	Class R: 2.50%
Invesco Global Fund	Class R5: 2.00%
Invesco Global Opportunities Fund	Class R6: 2.00%
Invesco International Small-Mid Company Fund	Class Y: 2.00%
Invesco Oppenheimer International Growth Fund	Investor Class: 2.25%

Investment Sub-Advisers
Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund (each, a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:
●
Invesco Asset Management (Japan) Limited (Invesco Japan)
●
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
●
Invesco Asset Management Limited (Invesco Asset Management)
●
Invesco Canada Ltd. (Invesco Canada)
●
Invesco Hong Kong Limited (Invesco Hong Kong)
●
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital, also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds (except Invesco EQV Asia Pacific Equity Fund).
The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreements are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any.
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, OppenheimerFunds, Inc., also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds (except for Invesco EQV Asia Pacific Equity Fund, Invesco EQV European Equity Fund, Invesco EQV International Equity Fund and Invesco MSCI World SRI Index Fund). Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Fund as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the Sub-Advisory Agreement is paid by the Adviser, not by the Fund.
Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.

Service Agreements
Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation. The advisory fee payable by each Fund shall be reduced by any amounts paid by the Fund under the Administrative Services Agreement. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and the principal financial officer's staff and any expenses related to fund accounting services.
Pursuant to a subcontract for administrative services with the Adviser, State Street Bank and Trust Company performs certain administrative functions for the Funds. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110-2801.
Administrative services fees paid to Invesco by each Fund for the last three fiscal years or periods, as applicable, ended October 31 are found in Appendix I.
Other Service Providers
Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Houston, Texas 77046-1173, a wholly-owned subsidiary of Invesco, Ltd. is the Trust’s transfer agent.
The Amended and Restated Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, AX, C, CX, P, R, RX, S, Y, Invesco Cash Reserve and Investor Class shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an annual fee per open shareholder account. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Class R5 and Class R6 shares, as applicable, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Investment Services an asset-based fee. The TA Agreement also provides that Invesco Investment Services is responsible for out of pocket expenses relating to the procurement of goods and services as they relate to its obligations under the TA Agreement. In addition, all fees payable by Invesco Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust as reflected in Board-approved policies. These payments are made in consideration of services that would otherwise be provided by Invesco Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Networking Support Payments” found in Appendix L.
Sub-Transfer Agent. Invesco Canada, 16 York Street, Suite 1200, Toronto, Ontario, Canada M5J 0E6, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
In addition, Invesco (India) Private Limited, Divyasree Orion, B6 15TH FLOOR, Raidurgam, Serilingampalli, Hyderabad, India K7 500032, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco (India) Private Limited and Invesco Investment Services. The Trust does not pay a fee to Invesco (India) Private Limited and

Invesco Investment Services. Rather Invesco (India) Private Limited is compensated by Invesco Investment Services, as a sub-contractor.
Custodian
State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds.
The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLP. The terms of the engagement letter required by PricewaterhouseCoopers LLP, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder.
Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.
Securities Lending Arrangements
As discussed under “Lending Portfolio Securities” the Funds may lend their portfolio securities to generate additional income. Certain Funds may participate in a securities lending program pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. The Funds participating in the securities lending program may lend securities to securities brokers and other borrowers.
Under the securities lending program, Bank of New York Mellon (BNY Mellon) served as a securities lending agent for certain of the Funds’ most recently completed fiscal year. The Board also appointed Invesco to serve as an affiliated securities lending agent for the Funds under the securities lending program. Invesco served as an affiliated securities lending agent for the Funds' most recently completed fiscal year, as listed in the table below (as applicable).
To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with and in reliance upon no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board has approved policies and procedures that govern a Fund's securities lending activities when utilizing an affiliated securities lending agent, such as Invesco, consistent with the guidance set forth in the no-action letters.
Invesco serves as a securities lending agent to other clients in addition to the Funds. There are potential conflicts of interests involved in the Funds’ use of Invesco as an affiliated securities lending agent, including but not limited to: (i) Invesco as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling securities on loans, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco and its affiliates; and (ii) Invesco as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco. Invesco seeks to mitigate these potential conflicts of interest by utilizing a methodology designed to provide its securities lending clients with equal lending opportunities over time.
For the fiscal year ended October 31, 2024, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) pursuant to a securities lending agency/authorization agreement between the Trust, with respect to the Funds, and BNY Mellon, were as follows:
	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Advantage International Fund	$606.31	$4.93	$30.00	$0.00	$0.00	$526.67	$0.00	$561.60	$44.71
Invesco EQV Asia Pacific Equity Fund	69,682.55	243.45	4,629.00	0.00	0.00	62,617.62	0.00	67,490.07	2,192.48
Invesco EQV European Equity Fund	150,818.14	4,516.31	2,737.00	0.00	0.00	102,916.43	0.00	110,169.74	40,648.40
Invesco EQV International Equity Fund	3,201,566.76	30,221.02	60,536.00	0.00	0.00	2,838,812.90	0.00	2,929,569.92	271,996.84
Invesco Global Fund	1,768,409.60	24,389.12	114,502.00	0.00	0.00	1,409,999.80	0.00	1,548,890.92	219,518.68
Invesco Global Opportunities Fund	547,397.02	1,480.46	13,930.00	0.00	0.00	518,659.44	0.00	534,069.90	13,327.12
Invesco International Small-Mid Company Fund	326,445.29	4,981.06	32,962.00	0.00	0.00	243,670.93	0.00	281,613.99	44,831.30
Invesco MSCI World SRI Index Fund	385.23	1.42	55.00	0.00	0.00	316.00	0.00	372.42	12.81
Invesco Oppenheimer International Growth Fund	3,121,213.00	50,381.72	79,843.00	0.00	0.00	2,537,531.11	0.00	2,667,755.83	453,457.17
For the fiscal year ended October 31, 2024, BNY Mellon provided the following services for the Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Funds; (ii) negotiating loan terms; (iii) receiving collateral from borrowers; (iv) collecting distributions from borrowers and crediting such distributions to the custodial account; (v) collecting securities loan fees and crediting them to the collateral account; (vi) terminating loans in its reasonable discretion or as directed by the Funds; (vii) effecting currency conversion transactions; (viii) investing and reinvesting cash collateral; (ix) maintaining books and records; and (x) acting as the Funds’ agent in connection with all aspects of (including establishment, maintenance, perfection, administration, performance of and realization upon) the security interest in, and lien and charge upon, the collateral.

For the fiscal year ended October 31, 2024, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) to Invesco pursuant to the affiliated securities lending agreement were as follows:
	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Advantage International Fund	$1,042.55	$0.47	$0.00	$1.88	$0.00	$1,019.08	$0.00	$1,021.43	$21.12
Invesco EQV Asia Pacific Equity Fund	190,321.94	92.75	0.00	372.02	0.00	185,498.99	0.00	185,963.76	4,358.18
Invesco EQV European Equity Fund	3,303.87	1.88	0.00	7.60	0.00	3,208.96	0.00	3,218.44	85.43
Invesco EQV International Equity Fund	190,693.16	20.22	0.00	81.48	0.00	189,463.38	0.00	189,565.08	1,128.08
Invesco Global Focus Fund	49,302.21	29.86	0.00	119.47	0.00	46,696.98	0.00	46,846.31	2,455.90
Invesco Global Fund	4,606,556.02	13,322.36	0.00	53,306.66	0.00	3,901,350.33	0.00	3,967,979.35	638,576.67
Invesco Global Opportunities Fund	198,474.21	109.15	0.00	438.25	0.00	193,000.92	0.00	193,548.32	4,925.89
Invesco International Small-Mid Company Fund	1,518,682.32	859.16	0.00	3,438.68	0.00	1,461,044.29	0.00	1,465,342.13	53,340.19
Invesco MSCI World SRI Index Fund	2,701.45	1.37	0.00	5.65	0.00	2,630.32	0.00	2,637.34	64.11
Invesco Oppenheimer International Growth Fund	1,357,904.23	573.71	0.00	2,296.77	0.00	1,329,191.06	0.00	1,332,061.54	25,842.69
*Paid to BNY Mellon.
Further, for the fiscal year ended October 31, 2024, Invesco provided the following services for the Funds in connection with affiliated securities lending activities: (i) identify available loan opportunities, (ii) negotiate loan terms; (iii) enter into loans with prime brokers subject to guidelines or restrictions provided by the Funds; (iv) input loan details into the securities lending platform; (v) monitor daily reports and data files of loan details to ensure compliance with applicable policies and requirements or restrictions of the securities lending program; (vi) monitor re-rate surveillance reports; (vii) re-negotiate loan rates and re-allocate or recall securities where necessary; and (viii) provide quarterly reports to the Securities Lending Governance Committee and to the Board on information required by Invesco’s policies and procedures for affiliated securities lending.
In addition, the Advisory Agreement describes administrative services to be rendered by Invesco under such Advisory Agreement if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include, where applicable: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to securities lending agent inquiries; and (f) performing such other duties as may be necessary. Invesco also monitors the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with Invesco’s risk policies. The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Funds for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee under the Advisory Agreement and to obtain Board approval prior to charging such a fee in the future.
Portfolio Managers
Appendix H contains the following information regarding the portfolio managers identified in each Fund’s Prospectus:
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The dollar range of the managers’ investments in each Fund.
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A description of the managers’ compensation structure.
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Information regarding other accounts managed and potential conflicts of interest that might arise from the management of multiple accounts.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Invesco and the Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker-dealer selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers’ brokerage allocation procedures do not materially differ from Invesco’s procedures.
As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Since January 3, 2018, under the European Union’s Markets in Financial Instruments Directive (MiFID II) and as implemented in the United Kingdom, European Union and United Kingdom investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Funds as described in such Funds' prospectuses, pay for research from broker-dealers directly out of their own resources, rather than through client commissions.
Brokerage Transactions
Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in primary trading centers around the world to place equity securities trades in their regions. Invesco’s Americas desk, with locations in the United States and Canada (the Americas Desk), generally places trades of equity securities trading in North America, Canada and Latin America; the Asia Pacific desk, with locations in Hong Kong, Japan, Australia and China (the Asia Pacific Desk), generally places trades of equity securities trading in the Asia-Pacific markets; and the EMEA trading desk, with locations in the United Kingdom (the EMEA Desk), generally places trades of equity securities trading in European, Middle Eastern and African countries. Additionally, various Invesco Ltd. subsidiaries have created an alternatives trading desk that generally places trades in derivatives, options and foreign currency. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk and the alternatives desk to place trades. Other Sub-Advisers may use the global equity trading desk and the alternatives desk in the future. The trading procedures for the global trading desks are similar in all material respects.
References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the

Americas Desk, the Asia Pacific Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk or to the alternatives desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
Commissions
Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker-dealers (each, a Broker), effect the Funds’ investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution for a Fund such that the Fund’s total cost or proceeds in each transaction is the most favorable under the circumstances, including commissions, mark-ups or mark-downs which are reasonable in relation to the value of the research and brokerage services provided by the Broker. While Invesco and the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
Some of the securities in which the Funds invest, such as fixed income securities, are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other client accounts managed by Invesco or a Sub-Adviser (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix J.
Broker Selection
Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity or fixed income securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including, but not limited to, the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, spread or mark-up or mark-down (as applicable), willingness to commit capital, anonymity and responsiveness. In each case, the determinative factor is not the lowest commission, spread or mark-up or mark-down available but whether the transaction represents the best qualitative execution for the Fund under the circumstances. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or a Sub-Adviser may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to Invesco or such Sub-Adviser. For the avoidance of doubt, European Union and United Kingdom investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds’ prospectuses, must pay for research from Brokers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term “Sub-Advisers” throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Exchange Act, provides that Invesco or a Sub-Adviser, under certain circumstances, lawfully may cause a client account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Adviser’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The Soft Dollar Products provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions that are higher than those charged by another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or a Sub-Adviser’s expenses to the extent that Invesco or such Sub-Adviser would have purchased such products had they not been provided by Brokers. Additionally, Section 28(e) permits Invesco or a Sub-Adviser to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed client accounts (or client accounts managed by the Sub-Advisers) may generate soft dollar commissions used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed client accounts (or the other Sub-Adviser managed accounts), effectively cross-subsidizing the other Invesco-managed client accounts (or the other Sub-Adviser-managed client accounts) that benefit directly from the product. Invesco or a Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollar commissions used to purchase such products.
Fixed income trading normally does not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds or other fixed-income client accounts are generated entirely by equity-focused Invesco Funds and other equity-focused client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products for which they do not pay. Similarly, other client accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products for which they do not pay.
Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollar commissions to purchase two types of Soft Dollar Products:
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proprietary research created by the Broker executing the trade, and
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other research and brokerage products and services created by third party vendors that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s targeted share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
Soft Dollar Products are paid for by Invesco and Sub-Advisers using soft dollar commissions through one of two methods: full-service trading or commission sharing agreements (“CSAs”). In a full-service trading arrangement, the Broker itself provides proprietary research products and brokerage services to Invesco or the Sub-Adviser, and commissions paid to the Broker are retained by it to pay for both trade execution and the proprietary research products and brokerage services provided by it. In a CSA arrangement with a Broker, a portion of the commission paid to the Broker is made available by the Broker to Invesco or the Sub-Adviser to pay a third party for third party research and brokerage products and services.
Soft Dollar Products received from Brokers supplement Invesco’s and the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
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Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
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Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
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Economic Data/Forecasting Tools – various macroeconomic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.
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Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.
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Fundamental Company/Industry Analysis – company or industry specific fundamental investment research.
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Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.
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Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise or custom built investment-analysis software.
Occasionally, Invesco or a Sub-Adviser will receive certain “mixed-use” research and brokerage services, a portion of the cost of which is eligible under Section 28(e) for payment with soft dollar commissions and a portion of which is not. In these instances, Invesco or the Sub-Adviser will make a reasonable allocation of the cost of the product or service according to its use and pay for only that portion of the cost that is eligible under Section 28(e) with soft dollar commission (and will pay for the remaining portion with its own resources).
Outside research assistance is useful to Invesco and the Sub-Advisers because the Brokers used by Invesco and the Sub-Advisers and the providers of other Soft Dollar Products tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions charged to the Funds might exceed those that might otherwise have been paid.
Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

As noted above, under MiFID II, European Union and United Kingdom investment advisers, including Invesco Deutschland and Invesco Asset Management, are not permitted to use soft dollar commissions to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders. Such payments for research must be unbundled from the payments for execution. As a result, Invesco Deutschland and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.
The amount of brokerage commissions paid by the Funds to brokers for providing Section 28(e) research/brokerage services under Section 28(e) of the Exchange Act and the approximate dollar amount of the transactions involved for the last fiscal year or period, as applicable, ended October 31 is found in Appendix K.
Affiliated Transactions
Invesco or a Sub-Adviser may place trades for equity securities with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is affiliated, provided that Invesco or the Sub-Adviser determines that ICMI’s trade execution costs are at least comparable to those of non-affiliated brokerage firms with which Invesco or the Sub-Adviser could otherwise place similar trades for similar securities. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco or a Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board that are designed to mitigate this conflict of interest.
Information regarding any brokerage commissions on affiliated transactions that the Funds may have paid for the last three fiscal years or periods, as applicable, ended October 31 may be found in Appendix J.
Regular Brokers
Information concerning the Funds' acquisition of securities of their brokers during the last fiscal year or period, as applicable, ended October 31 is found in Appendix K.
Allocation of Portfolio Transactions
Invesco and the Sub-Advisers manage numerous Invesco Funds and other client accounts. Some of these client accounts may have investment objectives similar to the Funds. Frequently, identical securities will be appropriate for investment by multiple Invesco Funds or other client accounts. However, the position of each client account in the same security and the length of time that each client account may hold its investment in the same security may vary. Invesco or a Sub-Adviser will also determine the timing and amount of purchases for a client account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other client accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these client accounts on a pro rata basis based on order size or in such other manner believed by Invesco or the Sub-Adviser to be fair and equitable. In determining what is fair and equitable, Invesco or the Sub-Adviser can consider various factors, including how closely the investment opportunity matches the investment objective and strategy of a Fund or client account, the capital available to a Fund or client account, and which portfolio management team sourced the opportunity. Invesco or the Sub-Adviser may combine orders for the purchase or sale of securities and other investments for multiple client accounts, including the Funds, in accordance with applicable laws and regulations to obtain the most favorable execution. Aggregated transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (IPO) Transactions
Certain of the Invesco Funds or other client accounts managed by Invesco or a Sub-Adviser may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other client account may also be considered for purchase by one or more other Invesco Funds or client accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and client accounts desiring to purchase the securities to be issued in that IPO. When the full amount of all IPO orders for such Invesco Funds and client accounts cannot be filled completely, Invesco or the Sub-Adviser shall allocate such transactions in accordance with the following procedures.
Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and client account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or client account’s investment objective, policies, strategies and current holdings, as well as the commitment to or level of interest in the particular issuer by the portfolio managers of such Invesco Fund or client account. Invesco or the Sub-Adviser will allocate securities issued in IPOs to eligible Invesco Funds and client accounts on a pro rata basis based on order size.
PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES
Please refer to Appendix L for information on Purchase, Redemption, Exchange and Pricing of Shares.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares - Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
Tax Matters
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
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Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).
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Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders — U.S. withholding tax at the source” below.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses); and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund(see "Taxation of Fund Distributions ― Qualified dividend income for individuals" and "― Corporate dividends-received deduction" below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. government obligations are unlikely to be exempt from state and local income tax.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund's investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
As a result of several court cases, in certain countries across the European Union, the Fund may have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries ("EU reclaims"). For U.S. income tax purposes, EU reclaims plus interest received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns, if any. Any interest received that offsets such foreign taxes is required to be reported to the shareholder as additional dividend income from the Fund and included in the shareholder's gross income. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.
Taxation of Fund Distributions (All Funds). The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you.  If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are 0%, 15% or 20% depending on the nature of the capital gain and the individual’s taxable income.  Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). A Fund may choose to report the special character of “qualified REIT dividends” to a shareholder, provided both the Fund and a shareholder meet certain holding period requirements with respect to their shares. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the RIC shares were held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses.
Corporate dividends-received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments  such as those classified as partnerships or equity REITs.  See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs”.
Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions — Securities lending” below.
Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. (Under the Tax Cuts and Jobs Act, build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.
U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”
Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099 B the cost basis of shares purchased or acquired on or after January 1, 2012 where the cost basis of the shares is known by the Fund (referred to as covered shares) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.
The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.
In addition to the Fund’s default method of average cost, other cost basis methods offered by Invesco, which you may elect to apply to covered shares, include:
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First-In, First-Out — shares acquired first in the account are the first shares depleted.
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Last-In, First-Out — shares acquired last in the account are the first shares depleted.
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High Cost — shares acquired with the highest cost per share are the first shares depleted.
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Low Cost — shares acquired with the lowest cost per share are the first shares depleted.
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Loss/Gain Utilization — depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.
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Specific Lot Identification — shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in, first-out will be applied.
You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your covered shares upon redemption. The cost basis for covered shares will be calculated separately from any “noncovered shares” (defined below) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.
The Fund may also provide Fund shareholders (but not the IRS) with information concerning the average cost basis of their shares purchased prior to January 1, 2012 (noncovered shares) in order to assist you with the calculation of gain or loss from a sale or redemption of noncovered shares. With the exception of the specific lot identification method, Invesco first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.
The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund, whether this information is provided pursuant to compliance with cost basis reporting requirements for shares acquired on or after January 1, 2012, or is provided by the Fund as a service to shareholders for shares acquired prior to that date, and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.
If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Account Access & Forms menu of our website at www.invesco.com/us.
Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.
Deferral of basis ― any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.
Conversion of shares of the Fund into other shares of the same Fund. The conversion of shares of one class of the Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder. Shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion of shares.
Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Treasury Inflation Protected Securities. Adjustments for inflation to the principal amount of an inflation-protected U.S. Treasury bond held by a fund may be included for tax purposes in the fund’s gross income, even though no cash attributable to such gross income has been received by the fund. In such event, the fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the fund and additional capital gain distributions to fund shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed in the taxable year as income to be characterized as a return of capital.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above  in “Tax Treatment of Portfolio Transactions – PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in commodities, structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code.
However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned foreign subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as qualifying income, even if a foreign corporation, such as a wholly-owned foreign subsidiary, does not make a distribution of such income. If a distribution is made, such income will be treated as a dividend by the Funds to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a fund directly invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
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provide your correct Social Security or taxpayer identification number;
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certify that this number is correct;
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certify that you are not subject to backup withholding; and
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certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

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exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
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capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and
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interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.
However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at the corporate income tax rate, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”
Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 24%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.
Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.
An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.
An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.
Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.
U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

DISTRIBUTION OF SECURITIES
Distributor
The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc. (Invesco Distributors), a registered broker-dealer and a wholly-owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Houston, TX 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Invesco Funds that offer retail and/or Class R5 or Class R6 shares. Not all Invesco Funds offer all share classes.
The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Distributors has entered into selected dealer and/or similar agreements. Invesco Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.
Invesco Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales.
Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. Payments for Class C shares generally equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of up to 0.25% for such shares. Invesco Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to Invesco Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Distributors will make payments to dealers and institutions based on the average net asset value of Class C shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of up to 0.25%.
Invesco Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25%. Invesco Distributors will make payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.
The Trust (on behalf of any class of any Invesco Fund) or Invesco Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of its assignment.
Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of the Fund are found in Appendix O.
Distribution Plans
The Trust has adopted two different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A shares, Class C shares, Class R shares and Investor Class shares, as applicable (each, a Plan, and together, the Plans).

The following Funds, pursuant to their Compensation Plan (Distribution and Service), pay Invesco Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.
Fund	Class A	Class C	Class R	Investor Class
Invesco Advantage International Fund	See below	1.00%	0.50%	N/A
Invesco EQV European Equity Fund	0.25%	1.00%	0.50%	See below
Invesco EQV International Equity Fund	0.25%	1.00%	0.50%	N/A
Invesco Global Focus Fund	See below	1.00%	0.50%	N/A
Invesco Global Fund	See below	1.00%	0.50%	N/A
Invesco Global Opportunities Fund	See below	1.00%	0.50%	N/A
Invesco International Small-Mid Company Fund	See below	1.00%	0.50%	N/A
Invesco MSCI World SRI Index Fund	0.25%	1.00%	0.50%	N/A
Invesco Oppenheimer International Growth Fund	See below	1.00%	0.50%	N/A
The following Fund, pursuant to its Reimbursement Plan (Distribution and Service), reimburses Invesco Distributors in an amount up to the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.
Fund	Class A	Class C	Class R	Investor Class
Invesco EQV European Equity Fund	See above	See above	See above	0.25%
Invesco EQV Asia Pacific Equity Fund	0.25%	1.00%	0.50%	N/A
The following Funds, pursuant to their Reimbursement Plan (Service Only), reimburse Invesco Distributors in an amount up to the annual rate, shown immediately below, of the Fund’s average daily net assets of the applicable class.
Fund	Class A	Class C	Class R	Investor Class
Invesco Advantage International Fund	0.25%	See above	See above	N/A
Invesco Global Focus Fund	0.25%	See above	See above	N/A
Invesco Global Fund	0.25%	See above	See above	N/A
Invesco Global Opportunities Fund	0.25%	See above	See above	N/A
Invesco International Small-Mid Company Fund	0.25%	See above	See above	N/A
Invesco Oppenheimer International Growth Fund	0.25%	See above	See above	N/A
The Compensation Plan compensates and the Reimbursement Plan (Distribution and Service) reimburses Invesco Distributors for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing and distributing prospectuses and reports used for sales purposes, preparing and distributing sales literature (and any related services), advertisements, payment of dealer commissions and wholesaler compensation in connection with sales of certain Fund's Class A shares exceeding a certain amount set forth in the prospectus for such Fund (for which the Fund imposes no sales charge) and other distribution-related services permitted by Rule 12b-1. The Reimbursement Plan (Service Only) reimburses Invesco Distributors for expenses incurred for shareholder services provided for existing shareholders of a Fund.
Payments pursuant to the Plans are subject to any applicable limitations imposed by FINRA rules.
See Appendix M for a list of the amounts paid by each class of shares of each Fund to Invesco Distributors pursuant to the Plans for the fiscal year ended October 31, 2024, and Appendix N for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the fiscal year ended October 31, 2024.
As required by Rule 12b-1, the Plans were approved by a majority of the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (i) an increase in assets which may result in a diversified shareholder base, thereby reducing the outflow risk to other shareholders in the Funds; (ii) an increase in assets which may reduce expenses as fixed dollar costs are allocated across a larger asset base and/or allow a Fund to reach advisory fee breakpoints; and (iii) increased scale could increase the likelihood of name recognition and the profile of a Fund in its asset space, thereby improving the momentum for asset generation.
Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated at any time in whole or with respect to a Fund or class by the vote of a majority of the Rule 12b-1 Trustees or by the vote of a majority of the outstanding voting securities of that class.
Any amendment to the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the Board shall satisfy the fund governance standards as defined in Rule 0-1(a)(7) under the 1940 Act.
The Compensation Plans obligate the Funds to pay Invesco Distributors the full amount of the distribution and service fees reflected on the schedules to those plans. Thus, even if Invesco Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Distributors at any given time, under the Compensation Plan, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ actual allocated share of expenses is less than the fee it receives, under the Compensation Plan, Invesco Distributors will retain the full amount of the fee.
The Reimbursement Plans obligate the Funds to pay Invesco Distributors up to the lesser of (i) the amount of the distribution and/or service fees reflected on the schedules to those plans and (ii) the actual costs of the distribution and/or shareholder servicing services provided by or through Invesco Distributors. Reimbursement will be made through payments made periodically on such basis as reflected in the Reimbursement Plans by the Funds to Invesco Distributors. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plans for the period exceeds the annual cap reflected on the schedule to the Plan, a Fund will not be obligated to pay more than the annual cap. If Invesco Distributors’ actual allocated share of expenses incurred pursuant to the Reimbursement Plans for the period is less than the annual cap, Invesco Distributors is entitled to be reimbursed only for its actual allocated share of expenses.
Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.
Payments made pursuant to the Rule 12b-1 Plans discussed above may continue for Funds or share classes that are in limited offering or closed to new investors.
The Funds may pay a service fee of up to the cap disclosed in each Fund’s Plan and in any case no greater than 0.25% of the average daily net assets of the Class A, Class C, Class R and Investor Class shares, attributable to the customers’ selected dealers and financial institutions to such dealers and financial institutions, including Invesco Distributors, acting as principal, who furnish continuing personal shareholder services and/or maintenance of accounts to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services and/or maintenance of accounts may include, but are not limited to, assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from a Fund on behalf of customers, forwarding certain shareholder communications from a Fund to customers, receiving and answering correspondence, aiding in maintaining the investment of their respective customers in a Fund and providing such other information and services as reasonably requested. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.
The Funds may agree to pay fees to selected dealers and other institutions who render the foregoing services to their customers subject to an agreement. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.
Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds, may receive payments from the Funds pursuant to the Plans in an amount not to exceed the maximum annual rate to be paid to Invesco Distributors under the Plans. These payments are an obligation of the Funds and not of Invesco Distributors.
Because of fluctuations in net asset value, the Plans’ fees with respect to a particular Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.
FINANCIAL STATEMENTS
The audited financial statements for the Funds’ most recent fiscal year ended October 31, 2024, including the notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the Funds’ Form N-CSR filed on January 3, 2025.
The portions of such Form N-CSR that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

APPENDIX A - RATINGS OF DEBT SECURITIES
The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.
Moody's Long-Term Debt Ratings
Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated 'B' are considered speculative and are subject to high credit risk.
Caa: Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody's Short-Term Prime Rating System
P-1: Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2: Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP (Not Prime): Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Moody's MIG/VMIG US Short-Term Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses obligations with conditional liquidity support.
For VRDOs, we typically assign a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.
VMIG Scale
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
Standard & Poor's Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
●
The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
●
The nature and provisions of the financial obligation, and the promise we impute; and

●
The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C: Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Standard & Poor's Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
Standard & Poor's Municipal Short-Term Note Ratings Definitions
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
●
Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and
●
Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.
D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Standard & Poor's Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').
Fitch Credit Rating Scales
Fitch Ratings publishes credit ratings that are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer default ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue level ratings are also assigned, often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments, Structured finance ratings are issue ratings to securities backed by receivables or other financial assets that consider the obligations’ relative vulnerability to default. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). Please see the section Specific Limitations Relating to Credit Rating Scales for details. Fitch Ratings also publishes other ratings, scores and opinions. For example, Fitch provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/-for AA through CCC levels indicating relative differences of probability of default or recovery for issues.
The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.
Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings, please refer to Fitch’s Ratings Transition and Default studies, which detail the historical default rates. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).
Fitch will use credit rating scales to provide ratings to privately issued obligations or certain note issuance programs, or for private ratings using the same public scale and criteria. Private ratings are not published, and are only provided to the issuer or its agents in the form of a rating letter. The primary credit rating scales may also be used to provide ratings for a narrower scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services.
Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower-case letter symbol combined with either an ‘*’ (e.g. ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit Opinions will be typically point-in-time but may be monitored if the analytical group believes information will be sufficiently available.
Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While Credit Opinions and Rating Assessment Services are point-in-time and are not monitored, they may have a directional Watch or Outlook assigned, which can signify the trajectory of the credit profile.
Ratings assigned by Fitch are opinions based on established, approved and published criteria. A variation to criteria may be applied but will be explicitly cited in our rating action commentaries (RACs), which are used to publish credit ratings when established and upon annual or periodic reviews.
Ratings are the collective work product of Fitch, and no individual, or group of individuals, is solely responsible for a rating. Ratings are not facts and, therefore, cannot be described as being "accurate" or "inaccurate." Users should refer to the definition of each individual rating for guidance on the dimensions of risk covered by the rating.
Fitch Long-Term Rating Scales
Issuer Default Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality.
'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality.
'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.
'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality.
'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative.
'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk.
Very low margin of safety. Default is a real possibility.
CC: Very high levels of credit risk.
Default of some kind appears probable.
C: Near default
A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange;
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:

i. the selective payment default on a specific class or currency of debt;
ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default.
'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.
Notes
The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.
Fitch Short-Term Ratings Assigned to Issuers and Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1: Highest Short-Term Credit Quality. Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to other in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2: Good Short-Term Credit Quality. Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3: Fair Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B: Speculative Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C: High Short-Term Default Risk. Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B - PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
(as of January 31, 2025)
Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc./Citigroup Global Markets Inc./JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
TradingHub Group Ltd.	Analyst (for certain Invesco Funds)
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
UMB Bank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC/Solutions Plus, Inc.	Software Provider

APPENDIX C - TRUSTEES AND OFFICERS
As of January 31, 2025
The address of each trustee and officer is 11 Greenway Plaza, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.
Interested Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
Jeffrey H. Kupor[1] - 1968	Trustee	2024
Senior Managing Director,
Company Secretary and
General Counsel, Invesco
Ltd.; Trustee, Invesco
Foundation, Inc.; Director,
Invesco Advisers, Inc.;
Executive Vice President,
Invesco Asset
Management (Bermuda),
Ltd. and Invesco
Investments (Bermuda)
Ltd.; and Vice President,
Invesco Group Services,
Inc.

Formerly: Head of Legal
of the Americas, Invesco
Ltd.; Senior Vice President
and Secretary, Invesco
Advisers, Inc. (formerly
known as Invesco
Institutional (N.A.), Inc.)
(registered investment
adviser); Secretary,
Invesco Distributors, Inc.
(formerly known as
Invesco AIM Distributors,
Inc.); Vice President and
Secretary, Invesco
Investment Services, Inc.
(formerly known as
Invesco AIM Investment
Services, Inc.); Senior
Vice President, Chief
Legal Officer and
Secretary, The Invesco
Funds; Secretary and
General Counsel, Invesco
Investment Advisers LLC
(formerly known as Van
Kampen Asset
Management); Secretary
and General Counsel,
Invesco Capital Markets,
Inc. (formerly known as
				160	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Van Kampen Funds Inc.)
and Chief Legal Officer,
Invesco Exchange-Traded
Fund Trust, Invesco
Exchange-Traded Fund
Trust II, Invesco India
Exchange-Traded Fund
Trust, Invesco Actively
Managed Exchange-
Traded Fund Trust,
Invesco Actively Managed
Exchange-Traded
Commodity Fund Trust
and Invesco Exchange-
Traded Self-Indexed Fund
Trust; Secretary and Vice
President, Harbourview
Asset Management
Corporation; Secretary
and Vice President,
Oppenheimer Funds, Inc.
and Invesco Managed
Accounts, LLC; Secretary
and Senior Vice President,
OFI Global Institutional,
Inc.; Secretary and Vice
President, OFI SteelPath,
Inc.; Secretary and Vice
President, Oppenheimer
Acquisition Corp.;
Secretary and Vice
President, Shareholder
Services, Inc.; Secretary
and Vice President, Trinity
Investment Management
Corporation, Senior Vice
President, Invesco
Distributors, Inc.;
Secretary and Vice
President, Jemstep, Inc.;
Head of Legal, Worldwide
Institutional, Invesco Ltd.;
Secretary and General
Counsel, INVESCO
Private Capital
Investments, Inc.; Senior
Vice President, Secretary
and General Counsel,
Invesco Management
Group, Inc. (formerly
known as Invesco AIM
Management Group, Inc.);
Assistant Secretary,
INVESCO Asset
Management (Bermuda)
Ltd.; Secretary and
General Counsel, Invesco

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Private Capital, Inc.;
Assistant Secretary and
General Counsel,
INVESCO Realty, Inc.;
Secretary and General
Counsel, Invesco Senior
Secured Management,
Inc.; Secretary, Sovereign
G./P. Holdings Inc.;
Secretary, Invesco
Indexing LLC; and
Secretary, W.L. Ross &
Co., LLC

Douglas Sharp[1]– 1974	Trustee	2024	Senior Managing Director and Head of Americas & EMEA, Invesco Ltd. Formerly: Director and Chairman, Invesco UK Limited; and Director, Chairman and Chief Executive, Invesco Fund Managers Limited	160	None
1.
Mr. Kupor and Mr. Sharp are considered interested persons (within the meaning of the Section 2(a)(19) of the 1940 Act) of the Funds because they are officers of the Adviser, and officers of Invesco Ltd., the ultimate parent of the Adviser.
Independent Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Beth Ann Brown – 1968	Trustee (2019) and Chair (2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; and Vice President, Key Account Manager, Liberty Funds Distributor, Inc.	160
Director, Board of
Directors of Caron
Engineering Inc.
Formerly: Advisor,
Board of Advisors of
Caron Engineering
Inc.; President and
Director, Acton
Shapleigh Youth
Conservation Corps
(non-profit); President
and Director of
Grahamtastic
Connection (non-
profit).; and Trustee of
certain Oppenheimer
Funds

Carol Deckbar – 1962	Trustee	2024	Formerly: Executive Vice President and Chief Product Officer, TIAA	160	Formerly: Board Member, TIAA Asset Management, Inc.; and

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
			Financial Services; Executive Vice President and Principal, College Retirement Equities Fund at TIAA; Executive Vice President and Head of Institutional Investments and Endowment Services, TIAA		Board Member, TH Real Estate Group Holdings Company
Cynthia Hostetler —1962	Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	160
Resideo Technologies
(smart home
technology); Vulcan
Materials Company
(construction materials
company); Trilinc
Global Impact Fund;
Investment Company
Institute (professional
organization); Textainer
Global Holdings
(holding company) and
Independent Directors
Council (professional
organization)

Eli Jones – 1961	Trustee	2016	Professor and Dean Emeritus, Mays Business School at Texas A&M University Formerly: Board Member of the regional board, First Financial Bank Texas; Dean of Mays Business School at Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	160	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Board Member, First Financial Bankshares, Inc. Texas
Elizabeth Krentzman – 1959	Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual	160	Formerly: Member of the Cartica Funds Board of Directors (private investment

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years

Fund Leader of Deloitte &
Touche LLP; General
Counsel of the Investment
Company Institute (trade
association); National
Director of the Investment
Management Regulatory
Consulting Practice,
Principal, Director and
Senior Manager of
Deloitte & Touche LLP;
Assistant Director of the
Division of Investment
Management - Office of
Disclosure and Investment
Adviser Regulation of the
U.S. Securities and
Exchange Commission
and various positions with
the Division of Investment
Management – Office of
Regulatory Policy of the
U.S. Securities and
Exchange Commission;
and Associate at Ropes &
Gray LLP

funds); Trustee of the
University of Florida
National Board
Foundation; Member of
the University of
Florida Law Center
Association, Inc. Board
of Trustees, Audit
Committee and
Membership
Committee; and
Trustee of certain
Oppenheimer Funds

Anthony J. LaCava, Jr.– 1956	Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	160	Member and Chairman of the Bentley University Business School Advisory Council; Formerly: Board Member and Chair of the Audit and Finance Committee and Nominating Committee, KPMG LLP
James “Jim” Liddy – 1959	Trustee	2024	Formerly: Chairman, Global Financial Services, Americas and Retired Partner, KPMG LLP	160	Director and Treasurer, Gulfside Place Condominium Association, Inc. and Non-Executive Director, Kellenberg Memorial High School
Prema Mathai-Davis – 1950	Trustee	1998	Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority;	160	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
			Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute
Joel W. Motley – 1952	Trustee	2019
Director of Office of
Finance, Federal Home
Loan Bank System;
Managing Director of
Carmona Motley Inc.
(privately held financial
advisor); Member of the
Council on Foreign
Relations and its Finance
and Budget Committee;
Chairman Emeritus of
Board of Human Rights
Watch and Member of its
Investment Committee;
Member of Investment
Committee and Board of
Historic Hudson Valley
(non-profit cultural
organization); and
Member of the Vestry and
Investment Committee of
Trinity Church Wall Street

Formerly: Managing
Director of Public Capital
Advisors, LLC (privately
held financial advisor);
Managing Director of
Carmona Motley Hoffman,
Inc. (privately held
financial advisor); and
Director of Columbia
Equity Financial Corp.
(privately held financial
advisor)
				160
Member of Board of
Blue Ocean Acquisition
Corp.; Member of
Board of Trust for
Mutual Understanding
(non-profit promoting
the arts and
environment); Member
of Board of Greenwall
Foundation (bioethics
research foundation)
and its Investment
Committee; Member of
Board of Friends of the
LRC (non-profit legal
advocacy); Board
Member and
Investment Committee
Member of Pulitzer
Center for Crisis
Reporting (non-profit
journalism); and
Trustee of certain
Oppenheimer Funds

Edward Perkin – 1972	Trustee	2025	Formerly: Chief Investment Officer, Equity, Eaton Vance	160	None
Teresa M. Ressel — 1962	Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Group Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The	160	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During At Least The Past 5 Years
			Olayan Group (international investor/commercial/industrial); and Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury
Daniel S. Vandivort –1954	Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) and Member, Investment Committee of Historic Charleston Foundation Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management	160	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America.
Officers
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years
Glenn Brightman – 1972	President and Principal Executive Officer	2023
Chief Operating Officer, Investments & Americas, Invesco Ltd.;
Senior Vice President, Invesco Advisers, Inc.; President and
Principal Executive Officer, The Invesco Funds; Manager, Invesco
Investment Advisers LLC.; Director, Chairman, President and
Chief Executive Officer, Invesco Canada Ltd.; Director, Chief
Executive Officer and President, Invesco Corporate Class Inc.;
Director, Invesco Investment Services, Inc.; and President,
Invesco Global Direct Real Estate GP Ltd., Invesco, Inc., Invesco
IP Holdings (Canada) Ltd., Invesco Global Direct Real Estate
Feeder GP Ltd. and Invesco Financial Services Ltd.
Formerly: Global Head of Finance, Invesco Ltd; Executive Vice
President and Chief Financial Officer, Nuveen

Melanie Ringold – 1975	Senior Vice President, Chief Legal Officer and Secretary	2023
Head of Legal of the Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as
Invesco AIM Distributors, Inc.); Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary, Invesco Investment
Advisers LLC and Invesco Capital Markets, Inc.; Chief Legal

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years

Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and
Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and
Vice President, Harbourview Asset Management Corporation;
Secretary and Senior Vice President, OppenheimerFunds, Inc.
and Invesco Managed Accounts, LLC; Secretary and Senior Vice
President, Oppenheimer Acquisition Corp.; Secretary, SteelPath
Funds Remediation LLC; and Secretary and Senior Vice
President, Trinity Investment Management Corporation; Manager,
Invesco Specialized Products, LLC and Invesco Capital
Management LLC; Manager, Tremont Group Holdings, LLC and
Director, Tremont (Bermuda) Limited

Formerly: Secretary and Senior Vice President, OFI SteelPath,
Inc.; Assistant Secretary, Invesco Distributors, Inc., Invesco
Advisers, Inc., Invesco Investment Services, Inc., Invesco Capital
Markets, Inc., Invesco Capital Management LLC, and Invesco
Investment Advisers LLC; and Assistant Secretary and Assistant
Vice President, Invesco Funds

Tony Wong – 1973	Senior Vice President	2023
Senior Managing Director and Co-Head of Investments, Invesco
Ltd.; Director, Chairman, Chief Executive Officer and President,
Invesco Advisers, Inc.; Director and Chairman, Invesco Private
Capital, Inc., INVESCO Private Capital Investments, Inc. and
INVESCO Realty, Inc.; Director, Invesco Senior Secured
Management, Inc.; President, Invesco Managed Accounts, LLC
and SNW Asset Management Corporation; and Senior Vice
President, The Invesco Funds

Formerly: Assistant Vice President, The Invesco Funds; and Vice
President, Invesco Advisers, Inc.

Stephanie C. Butcher - 1971	Senior Vice President	2023	Senior Managing Director and Co-Head of Investments, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited
Adrien Deberghes – 1967	Principal Financial Officer, Treasurer and Senior Vice President	2020
Head of the Fund Office of the CFO and Fund Administration;
Vice President, Invesco Advisers, Inc.; Director, Invesco Trust
Company; Principal Financial Officer, Treasurer and Senior Vice
President, The Invesco Funds; and Vice President, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco
Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President, The Invesco Funds; Senior Vice
President and Treasurer, Fidelity Investments

Crissie M. Wisdom – 1969	Anti-Money Laundering Compliance Officer	2013
Anti-Money Laundering and OFAC Compliance Officer for Invesco
U.S. entities including: Invesco Advisers, Inc. and its affiliates,
Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds, Invesco Capital
Management, LLC, Invesco Trust Company; and Fraud
Prevention Manager for Invesco Investment Services, Inc.

Todd F. Kuehl – 1969	Chief Compliance Officer and Senior Vice	2020	Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During At Least The Past 5 Years
	President		Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)
James Bordewick, Jr. – 1959	Senior Vice President and Senior Officer	2022
Senior Vice President and Senior Officer, The Invesco Funds

Formerly, Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief
Operating Officer and Head of Legal and Regulatory, Netcapital
(private capital investment platform); Managing Director, General
Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America
Corporation; Chief Legal Officer, Columbia Funds and BofA
Funds; Senior Vice President and Associate General Counsel,
MFS Investment Management; Chief Legal Officer, MFS Funds;
Associate, Ropes & Gray; Associate, Gaston Snow & Ely Bartlett.

Trustee Ownership of Fund Shares as of December 31, 2024

Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds[3]
Interested Person
Jeffrey H. Kupor	None	Over $100,000
Douglas Sharp	None	None

Independent Trustees
Beth Ann Brown	None	Over $100,000
Carol Deckbar	None	None
Cynthia Hostetler	None	Over $100,000
Eli Jones	None	Over $100,000
Elizabeth Krentzman	None	Over $100,000
Anthony J. LaCava, Jr.	Invesco Global Focus Fund (Over $100,000)	Over $100,000
Invesco Oppenheimer International Growth Fund (Over $100,00)
James “Jim” Liddy	Invesco Oppenheimer International Growth Fund (Over $10,001 - $50,000)	Over $100,000
Prema Mathai-Davis	None	Over $100,000
Joel W. Motley	Invesco Global Fund (Over $100,000)	Over $100,000
Invesco Global Opportunities Fund (Over $100,000)
Invesco Oppenheimer International Growth Fund (Over $100,000)
Edward Perkin[2]	N/A	N/A
Teresa M. Ressel	Invesco EQV Asia Pacific Equity Fund ($1 - $10,000)	Over $100,000
Invesco International Small-Mid Cap Company Fund ($1 - $10,000)
Daniel S. Vandivort	None	Over $100,000
2.
The information in the table is provided as of December 31, 2024. Mr. Perkin was appointed trustee of the Trust effective January 2, 2025.
3. Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D - TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2024, unless otherwise noted.

Trustee	Aggregate Compensation From the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All Invesco Funds Paid to the Trustees(3)
Independent Trustees(4,5)
Beth Ann Brown	$41,565	—	—	$652,500
Carol W Deckbar	19,648	—	—	409,426
Cynthia Hostetler	29,580	—	—	465,000
Eli Jones	27,187	—	—	427,500
Elizabeth Krentzman	30,545	—	—	477,500
Anthony J. LaCava, Jr.	30,382	—	—	477,500
James Liddy	19,648	—	—	409,426
Prema Mathai-Davis	28,465	—	$205,000	447,500
Joel W. Motley	28,465	—	—	447,500
Teresa M. Ressel	27,989	—	—	437,500
Robert C. Troccoli	28,465	—	—	447,500
Daniel S. Vandivort	29,743	—	—	467,500
(1)
Amounts shown are based on the fiscal year ended October 31, 2024. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2024, including earnings, was $79,251, representing deferrals from Messrs. LaCava, Liddy, Motley, Troccoli and Vandivort, Drs. Jones and Mathai-Davis.
(2)
These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)
These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco.
(4)
On August 28, 2022, Mr. Christopher Wilson retired. During the fiscal year ended October 31, 2024, compensation from the Trust for Mr. Wilson for consultant services provided to the Trust subsequent to his retirement was $34,908. Pursuant to a consulting agreement with the Trust, Mr. Wilson may receive payments for consulting services provided to the Trust for up to three years following his retirement.
(5)
Carol Deckbar and James Liddy were elected as trustees of the Trust effective January 16, 2024
D-1

APPENDIX E - PROXY POLICY AND PROCEDURES
The Adviser and each sub-adviser rely on this policy. In addition, Invesco Asset Management (Japan) Limited has also adopted operating guidelines and procedures for proxy voting particular to each regional investment center. Such guidelines and procedures are attached hereto.

Invesco’s Policy Statement on Global
Corporate Governance
and Proxy Voting
Effective January 2025

Table of Contents

I.	Introduction	E -4
	A. Our Approach to Proxy Voting	E -4
	B. Applicability of Policy	E -4

II.	Global Proxy Voting Operational Procedures	E -5
	A. Oversight and Governance	E -5
	B. The Proxy Voting Process	E -5
	C. Retention and Oversight of Proxy Service Providers	E -6
	D. Disclosures and Recordkeeping	E -6
	E. Market and Operational Limitations	E -7
	F. Securities Lending	E -8
	G. Conflicts of Interest	E -8
	H. Voting Funds of Funds	E -9
	I. Review of Policy	E -9

III.	Our Good Governance Principles	E -10
	A. Transparency	E -10
	B. Accountability	E -11
	C. Board Composition and Effectiveness	E -13
	D. Capitalization	E -16
	E. Environmental, Social and Governance Risk Oversight	E -17
	F. Executive Compensation and Performance Alignment	E -18

I.
Introduction
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco,” the “Company,” “our” or “we”) have adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (this “Global Proxy Voting Policy” or “Policy”), which we believe describes policies and procedures reasonably designed to assure proxy voting matters are conducted in the best interests of our clients.
A.
Our Approach to Proxy Voting
Invesco understands proxy voting is an integral aspect of the investment management services it provides to clients. As an investment adviser, Invesco has a fiduciary duty to act in the best interests of our clients. Where Invesco has been delegated the authority to vote proxies with respect to securities held in client portfolios, we exercise such authority in the manner we believe best serves the interests of such clients and their investment objectives. We recognize that proxy voting is an important tool that enables us to drive shareholder value.
A summary of our global operational procedures and governance structure is included in Part II of this Policy. Invesco’s good governance principles, which are included in Part III of this Policy, and our internal proxy voting guidelines are both principles and rules, and cover topics that typically appear on voting ballots. Invesco’s investment teams retain ultimate authority to vote proxies. Given the complexity of proxy issues across our clients’ holdings globally, our investment teams consider many factors when determining how to cast votes. We seek to evaluate and make voting decisions that favor proxy proposals and governance practices that, in our view, promote long-term shareholder value.
B.
Applicability of Policy
Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting. This Policy is implemented by all entities listed in Exhibit A, except as noted below. Due to regional or asset class-specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event local policies and this Policy differ, the local policy will apply. These entities subject to local policies are listed in Exhibit A and include Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd., Invesco Taiwan Limited, Invesco Real Estate Management S.à r.l. and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts.
Where our passively managed strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) (referred to as “passively managed accounts”) hold the same investments as our actively managed equity funds, voting decisions with respect to those accounts generally follow the voting decisions made by the largest active holder of the equity shares. Invesco refers to this approach as “Majority Voting.” This process of Majority Voting seeks to ensure that our passively managed accounts benefit from the engagement and deep dialogue of our active investment teams, which can benefit shareholders in passively managed accounts. Invesco will generally apply the majority holder’s vote instruction to these passively managed accounts. Where securities are held only in passively managed accounts and not owned in our actively managed accounts, the proxy will be generally voted in line with this Policy and internal proxy voting guidelines. Notwithstanding the above, investment teams of our passively managed accounts retain full discretion over proxy voting decisions to individually evaluate a specific proxy proposal or override Majority Voting and vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest which are discussed elsewhere in this Policy. To the extent our investment teams believe a specific proxy proposal requires enhanced analysis or if it is not covered by this Policy or internal guidelines, our investment teams will evaluate such proposal and execute the voting decision.

II.
Global Proxy Voting Operational Procedures
Invesco’s global proxy voting operational procedures (the “Procedures”) are in place to implement the provisions of this Policy. Invesco aims to vote all proxies for which it has voting authority in accordance with this Policy, as implemented by the Procedures outlined in this Section II. It is the responsibility of Invesco’s Proxy Voting and Governance team to maintain and facilitate the review of the Procedures annually.
A.
Oversight and Governance
Oversight of the proxy voting process is provided by the Proxy Voting and Governance team and the Global Invesco Proxy Advisory Committee (“Global IPAC”). For some clients, third parties (e.g., U.S. fund boards) and internal sub-committees also provide oversight of the proxy voting process.
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprising representatives from various investment management teams. Representatives from Invesco’s Legal, Compliance, Risk, ESG and Government Affairs departments may also participate in Global IPAC meetings. The Director of Proxy Voting and Governance chairs the committee. The Global IPAC provides a forum for investment teams, in accordance with this Policy, to:
●
monitor, understand and discuss key proxy issues and voting trends within the Invesco complex;
●
assist Invesco in meeting regulatory obligations;
●
review votes not aligned with our good governance principles; and
●
consider conflicts of interest in the proxy voting process.
In fulfilling its responsibilities, the Global IPAC meets as necessary (but no less than semi-annually) and has the following responsibilities and functions: (i) acts as a key liaison between the Proxy Voting and Governance team and investment teams to assure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; and (iv) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to this Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations. In addition, when necessary, the Global IPAC Conflict of Interest Sub-committee makes voting decisions on proxies that require an override of this Policy due to an actual or perceived conflict of interest. The Global IPAC reviews Global IPAC Conflict of Interest Sub-committee voting decisions.
B.
The Proxy Voting Process
At Invesco, investment teams execute voting decisions through our proprietary voting platform and are supported by the Proxy Voting and Governance team and a dedicated technology team. Invesco’s proprietary voting platform streamlines the proxy voting process by providing our global investment teams with direct access to proxy meeting materials, including ballots, Invesco’s internal proxy voting guidelines and recommendations, as well as proxy research and vote recommendations issued by Proxy Service Providers (as such term is defined in Part C below). Votes executed on Invesco’s proprietary voting platform are transmitted to our proxy voting agent electronically and are then delivered to the respective designee for tabulation.
Invesco’s Proxy Voting and Governance team monitors whether we have received proxy ballots for shareholder meetings in which we are entitled to vote. This involves coordination among various parties in the proxy voting ecosystem, including, but not limited to, our proxy voting agent, custodians and ballot distributors. If necessary, we may choose to escalate a matter in accordance with our internal procedures to facilitate our ability to exercise our right to vote.
Our proprietary systems facilitate internal control and oversight of the voting process. To facilitate the casting of votes in an efficient manner, Invesco may choose to pre-populate and leverage the capabilities of these proprietary systems to automatically submit votes based on internal proxy voting guidelines. If necessary, votes may be cast by Invesco or via the Proxy Service Providers Web platform at our direction.
C.
Retention and Oversight of Proxy Service Providers
Invesco has retained two independent third-party proxy voting service providers to provide proxy support globally: Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). In addition to ISS and GL, Invesco may retain certain local proxy service providers to access regionally specific research (such local proxy service providers, collectively with ISS and GL, “Proxy Service Providers”). The services may include one or more of the following: providing a comprehensive analysis of each voting item and interpretations of each voting item based on Invesco’s internal proxy voting guidelines; and providing assistance with the administration of the proxy process and certain proxy voting-related functions, including, but not limited to, operational, reporting and recordkeeping services.
While Invesco may take into consideration the information and recommendations provided by the Proxy Service Providers, including recommendations based upon Invesco’s internal proxy voting guidelines and recommendations provided to such Proxy Service Providers, Invesco’s investment teams retain full and independent discretion with respect to proxy voting decisions.
Updates to previously issued proxy research reports and recommendations may be provided to incorporate newly available information or additional disclosure provided by an issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s Proxy Voting and Governance team periodically monitors for these research alerts issued by Proxy Service Providers that are shared with our investment teams.
Invesco performs extensive initial and ongoing due diligence on the Proxy Service Providers it engages globally. Invesco conducts annual due diligence meetings as part of its ongoing due diligence. The topics included in these annual due diligence meetings include material changes in service levels, leadership and control, conflicts of interest, methodologies for formulating vote recommendations, operations, and research personnel, among other topics. In addition, Invesco monitors and communicates with the Proxy Service Providers throughout the year and monitors their compliance with Invesco’s performance and policy standards.
As part of our annual policy development process, Invesco may engage with other external proxy and governance experts to understand market trends and developments. These meetings provide Invesco with an opportunity to assess the Proxy Service Providers’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the Proxy Service Providers’ stances on key corporate governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for Proxy Service Providers to confirm the related controls were in place and to provide reasonable assurance that the related controls operated effectively.
D.
Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records for at least seven (7) years. Invesco makes its proxy voting records publicly available in compliance with regulatory requirements and industry best practices in the regions below:
●
In accordance with the U.S. Securities and Exchange Commission (“SEC”) regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. In addition, Invesco, as an institutional manager that is required to file Form 13F, will file a record of its votes on certain executive compensation (“say on pay”) matters. The proxy voting filings will generally be made on or before August 31st of each year and are available on the SEC’s website at www.sec.gov. In addition, each year, the Form N-PX proxy voting records for Invesco mutual funds’ and closed-end funds’, and Invesco ETF’s are made available on Invesco’s website here.

●
To the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment adviser’s voting procedure with respect to plan-owned stock, but also the actions taken in individual proxy voting situations. In the case of institutional and sub-advised clients, clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
●
In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code here. Additionally, in accordance with the European Shareholder Rights Directive and the European Fund and Asset Management Association Stewardship Code, Invesco publishes an annual report on implementation of our engagement policies, including a general description of voting behavior, an explanation of the most significant votes and the use of proxy voting advisors.
●
In Canada, Invesco publicly discloses a record of all proxy voting activity for the prior 12 months ending June 30th for each Invesco Canada registered mutual fund and ETF. In compliance with the National Instrument 81-106 Investment Fund Continuous Disclosure, the proxy voting records will generally be made available on or before August 31st of each year here.
●
In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
●
In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all Mutual Funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010, March 24, 2014, and March 5, 2021, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
●
In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission Principles of Responsible Ownership.
●
In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
●
In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
●
In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
Invesco may engage Proxy Service Providers to make available or maintain certain required proxy voting records in accordance with the above stated applicable regulations. Separately managed account clients that have authorized Invesco to vote proxies on their behalf will receive proxy voting information with respect to those accounts upon request. Certain other clients may obtain information about how we voted proxies on their behalf by contacting their client service representative or advisor. Invesco does not publicly disclose voting intentions in advance of shareholder meetings.
E.
Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceed any benefit to clients. Moreover, ERISA fiduciaries must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives when voting proxies or exercising other shareholder rights. These matters are left to the discretion of the relevant investment team. Such circumstances could include, for example:

●
Certain countries impose temporary trading restrictions, a practice known as “share blocking.” This means that once the shares have been voted, the shareholder does not have the ability to sell the shares for a certain period of time, usually until the day after the conclusion of the shareholder meeting. Unless a client directs otherwise, Invesco generally refrains from voting proxies at companies or in markets where share blocking applies. In some instances, Invesco may determine that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the shares.
●
Some companies require a representative to attend shareholder meetings in person to vote a proxy or issuer-specific additional documentation, certification or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative or submitting additional documentation, including power of attorney documentation, or disclosures outweigh the benefit of voting a particular proxy.
●
Invesco may not receive proxy materials from the relevant fund or custodian used by our clients with sufficient time and information to make an informed independent voting decision.
●
Invesco held shares on the record date but has sold them prior to the meeting date.
●
Although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected for various reasons, including due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, when certain custodians used by our clients do not offer a proxy voting in a jurisdiction, or due to operational issues experienced by third parties involved in the process or by an issuer or sub-custodian.
●
Additionally, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or an issuer’s agent. Invesco will generally endeavor to vote and maintain any paper ballots received provided they are delivered in a timely manner ahead of the vote deadline.
F.
Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where funds’ shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the vote is material to the investment, and therefore, the benefit to the client of voting a particular proxy outweighs the economic benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so we will be entitled to vote those shares. For example, for certain actively managed funds, the lending agent has standing instructions to systematically recall all securities on loan for Invesco to vote the proxies on those previously loaned shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. Such circumstances may include instances when Invesco does not receive timely notice of the meeting, or when Invesco deems the opportunity for a fund to generate securities lending revenue outweighs the benefits of voting at a specific meeting. The relevant investment team will make these determinations.
G.
Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment adviser, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products/services are material or significant to Invesco, serving as a distributor of Invesco’s products, or serving as a significant research provider or broker to Invesco.

Invesco identifies potential conflicts of interest based on a variety of factors, including, but not limited, to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally using criteria established by the Proxy Voting and Governance team. These criteria are monitored and updated periodically by the Proxy Voting and Governance team so up-to-date information is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to assure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internal proxy voting guidelines. To the extent an investment team disagrees with the Policy, our processes and procedures seek to assure that justifications and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that are held in client accounts.
Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
H.
Voting Funds of Funds
Funds of funds holdings can create various special situations for proxy voting, including operational challenges in certain markets. The scenarios below set out examples of how Invesco votes funds of funds:
●
When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
●
When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
●
For U.S. funds of funds where proportional voting is not required by law or regulation, shares of Invesco funds held by other Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
●
For U.S. funds of funds where proportional voting is not required by law or regulation, shares of unaffiliated registered funds held by one or more Invesco funds generally will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with internal proxy voting guidelines. Investment teams retain full discretion over proxy voting decisions for funds of funds where proportional voting is not required by law or regulation and may choose to vote differently.
●
Non-U.S. funds of funds will not be voted proportionally due to operational limitations. The applicable Invesco entity will vote in line with its local policies, as indicated in Exhibit A. If no local policies exist, Invesco will vote non-U.S. funds of funds in line with the firm level conflicts of interest process described above.
●
Where client or proprietary accounts are invested directly in shares issued by Invesco affiliates and Invesco has proxy voting authority, shares will be voted in the same proportion as the votes of external shareholders of the underlying holding. If proportional voting is not possible, the shares will be voted in line with a Proxy Service Provider’s recommendation.
●
Unless it decides to solicit investor instructions, Invesco shall not vote the shares of an Invesco fund held by a fund, client or proprietary account managed by Invesco Canada Ltd.
I.
Review of Policy
It is the responsibility of the Global IPAC to review this Policy and the internal proxy voting guidelines annually to consider whether any changes are warranted. This annual review seeks to assure this Policy and the internal proxy voting guidelines remain consistent with clients’ best interests, regulatory requirements, local market standards and best practices. Further, this Policy and our internal proxy voting guidelines are reviewed at least annually by various departments within Invesco to seek to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
Our Good Governance Principles
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Proxy Voting and Governance team and various departments internally. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our investment teams retain full discretion on vote execution in the context of our good governance principles and internal proxy voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. As a result, different investment teams may vote differently on particular proxy votes for the same company. To the extent investment teams choose to vote a proxy in a way that is not aligned with the principles below, rationales are fully documented.
When evaluating proxy issues and determining how to cast our votes, Invesco’s investment teams may engage with companies in advance of shareholder meetings, and throughout the year. These meetings can be joint efforts between our global investment professionals.
The following guiding principles apply to proxy voting with respect to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines may be supplemented by additional internal guidance that considers regional variations in best practices, company disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles or guidelines based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are organized around six broad pillars:
A.
Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for an annual general meeting or special meeting to allow for timely review and decision-making.
Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
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We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals. However, if these reports are not presented in a timely manner or significant issues are identified regarding their integrity(e.g., the external auditor’s opinion is absent or qualified), we will generally review the matter on a case-by-case basis.
External auditor ratification and audit fees:
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We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or if there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
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We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
Other business: Generally, we vote against proposals to transact other business matters where disclosure is insufficient and we are not given the opportunity to review and understand what issues may be raised.
Related-party transactions: Invesco will vote all related party transactions on a case-by-case basis. The vote analysis will consider the following factors, among others:
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disclosure of the transaction details must be full and transparent (such as details of the related parties and of the transaction subject, timeframe, pricing, potential conflicts of interest, and other terms and conditions);
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the transaction must be fair and appropriate, with a sound strategic rationale;
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the company should provide an independent opinion either from the supervisory board or an external financial adviser;
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minority shareholders’ interests should be protected; and
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the transactions should be on an arm’s length basis.
Routine business items and formalities: Invesco generally votes non-contentious routine business items and formalities as recommended by the issuer’s management and board of directors. Routine business items and formalities generally include proposals to:
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accept or approve a variety of routine reports; and
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approve provisionary financial budgets and strategy for the current year.
B.
Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long term. We encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
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We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
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We generally support proposals to decommission differentiated voting rights.
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Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
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We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
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We generally support proposals for the removal of anti-takeover provisions.
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best-practice-aligned proposals to enhance shareholder rights:
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Proxy access: Within the US market, we generally vote for management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access with the following provisions:
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Ownership threshold: at least three percent (3%) of the voting power;
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Ownership duration: at least three (3) years of continuous ownership for each member of the nominating group;
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Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
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Cap: cap on nominees of one (1) director or twenty-five percent (25%) of the board, whichever is higher.
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Shareholder ability to call special meetings: Generally, we vote for management and shareholder proposals that provide shareholders with the ability to call special meetings with a minimum threshold of 10% but not greater than 25%. We will not support proposals to prohibit shareholders’ right to call special meetings.
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Shareholder ability to act by written consent: Generally, assess shareholder proposals that provide shareholders with the ability to act by written consent case-by-case taking into account the following factors, among other things:
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Shareholders’ current right to call special meetings; and
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Investor ownership structure.

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Supermajority vote requirements: Generally, vote against proposals to require a supermajority shareholder vote. We will vote for management and shareholder proposals to reduce supermajority vote requirements, in favor of a simple majority threshold. Lowering this requirement can democratize corporate governance and facilitate a more fair and dynamic decision-making that empowers and represents a wider shareholder base; especially for key corporate actions such as mergers, changes in control, or proposals to amend or repeal a portion of a company’s articles of incorporation.
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Bundling of proposals: It is our view that the bundling of multiple proposals or articles amendments in one single voting item restricts shareholders’ ability to express their views, with an all-or-nothing vote. We generally oppose such proposals unless all bundled resolutions are deemed acceptable and conducive of long-term shareholder value.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns without undue censorship and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).
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Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
i.
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
ii.
clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
iii.
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
iv.
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C.
Board Composition and Effectiveness
Voting on director nominees in uncontested elections
Definition of independence: Invesco considers local market definitions of director independence, but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.
Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.

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We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Independent Board Chair: It is our view that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
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We will generally vote against the incumbent nominating committee chair, or nearest equivalent, where the board chair is not independent unless a lead independent or senior director is appointed.
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We will review shareholder proposals requesting that the board chair be an independent director on a case-by-case basis, taking into account several factors, including, but not limited to, the presence of a lead independent director and a sufficiently independent board, a sound governance structure with no record of recent material governance failures or controversies, and sound financial performance. Invesco will also positively consider less disruptive proposals that will enter into force at the subsequent leadership transition.
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We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
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We will generally vote against or withhold votes from directors who attend less than 75% of board and committee meetings for two consecutive years. We expect companies to disclose any extenuating circumstances, such as health matters or family emergencies, that would justify a director’s low attendance, in line with good practices.
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We will generally vote against directors who have more than four total mandates at public operating companies, if their attendance is below 75% of all board and committee meetings in the year under review, or if material governance failures have been identified. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: In our view, an effective board should be comprised of directors with a mix of skills, experience, tenure, and industry expertise together with a diverse profile of individuals of different genders, ethnicities, race, culture, age, perspectives and backgrounds. The board should reflect the diversity of the workforce, customers, and the communities in which a business operates. In our view, greater diversity in the boardroom contributes to robust challenge and debate, avoids groupthink, fosters innovation, and provides competitive advantage to companies. We consider diversity at the board level, within the executive management team and in the succession pipeline.

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In markets where there are regulatory expectations, listing standards or minimum quotas for board diversity, Invesco will generally apply the same expectations. In all other markets, we will generally vote against the incumbent nominating committee chair of a board, or nearest equivalent, where a company failed to demonstrate improvements are being made to diversity practices for three or more consecutive years, recognizing that building a qualified and diverse board takes time.
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It is our view that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
Director term limits and retirement age: It is important for a board of directors to examine its membership regularly with a view to ensuring that the board is effective, and the company continues to benefit from a diversity of director viewpoints and experience. As stated above, an individual board’s nominating committee is best positioned to determine whether director term limits or establishing a mandatory retirement age would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Therefore, Invesco generally opposes shareholder proposals to limit the tenure of board directors or to impose a mandatory retirement age.
Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
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We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
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We will generally vote against the incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
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We will generally vote against the incumbent chair of the compensation committee, or nearest equivalent, if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two consecutive years.
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We will generally vote against the incumbent compensation committee chair, or nearest equivalent, where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
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Where a company has not adequately responded to engagement requests from Invesco or satisfactorily addressed issues of concern, we may oppose director nominations, including, but not limited to, nominations for the lead independent director and/or committee chairs.
Director Indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Invesco will evaluate shareholder proposals to amend directors’ indemnification and exculpation provisions on a case-by-case basis.
Discharge of directors: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures and legal controversies, or other wrongdoings in the relevant fiscal year – committed or yet to be confirmed. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
Director election process: Board members should generally stand for election annually and individually.
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We will generally support proposals requesting that directors stand for election annually.
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We will generally vote against the incumbent governance committee chair or nearest equivalent, if a company has a classified board structure that is not being phased out. We may make exceptions to this guideline in regions where market practice is for directors to stand for election on a staggered basis.
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We will generally support shareholder proposals to repeal a classified board and elect all directors annually.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
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Where market practice is to elect directors as a slate, we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack of independence.
Majority vote standard: Invesco generally votes in favor of proposals to elect directors by a majority vote, except in cases where a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective. We might oppose amendments to the board size, when such change is deemed diminishing of Invesco’s governance requirements such as an adequate level of independence and diversity on the board.
Board assessment and succession planning: Invesco will consider and vote case-by-case on shareholder proposals to adopt a policy on succession planning. When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Voting on director nominees in contested elections
Proxy contests: We will review case-by-case dissident shareholder proposals based on their individual merits. We consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
D.
Capitalization
Capital allocation: Invesco expects companies to responsibly raise and deploy capital toward the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.

Share issuance: We generally support authorizations to issue shares without preemptive rights up to 20% of a company’s issued share capital for general corporate purposes. However, for issuance requests with preemptive rights, we support authorizations up to a threshold of 50%. Shares should not be issued at a substantial discount to the market price. The same requirements are expected for convertible and non-convertible debt instruments.
Share repurchase programs: We generally support share repurchase plans in which all shareholders may participate on equal terms. However, it is our view that such plans should be executed transparently and in alignment with long-term shareholder interests. Therefore, we will not support such plans when there is clear evidence of abuse or no safeguards against selective buybacks, or the terms do not align with market best practices.
Stock splits: We will evaluate proposals for forward and reverse stock splits on a case-by-case basis. Each proposal will be evaluated based on its potential impact on shareholder value, local market best practices, and alignment with the company's long-term strategic goals.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
Mergers, acquisitions, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
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We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
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We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
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We will generally support reincorporation proposals, provided that management has provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
E.
Environmental, Social and Governance Risk Oversight
Director responsibility for risk oversight: A board of directors is ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies it oversees. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.
Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board sub-committees when determining if it is appropriate to hold the incumbent chair of the relevant committee, or nearest equivalent, accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
i.
significant bribery, corruption or ethics violations;
ii.
events causing significant climate-related risks;
iii.
significant health and safety incidents; and/or
iv.
failure to ensure the protection of human rights.

Reporting of financially material environmental, social and corporate governance (“ESG”) information: Companies should report on their ESG opportunities and risks where material to their business operations.
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Climate risk management: We encourage companies to report on material climate-related risks and opportunities and how these are considered within the company’s strategy, financial planning, governance structures and risk management frameworks aligned with applicable regional regulatory requirements. For companies in industries that materially contribute to climate change, we encourage comprehensive disclosure of greenhouse gas emissions and Paris Agreement of 2015-aligned emissions reduction targets, where appropriate. Invesco may take voting action at companies that fail to adequately address climate-related risks, including opposing director nominations in cases where we view the lack of effective climate transition risk management as potentially detrimental to long-term shareholder value.
Shareholder proposals addressing environmental and social (“E&S”) issues: We recognize E&S shareholder proposals are nuanced and therefore, Invesco will analyze such proposals on a case-by-case basis. When considering such proposals, we will consider the following factors, among others: a company's track record on E&S issues, the efficacy of the proposal's request, whether the requested action is unduly burdensome, and whether we consider the adoption of such proposal would promote long-term shareholder value. We will also consider company responsiveness to the proposal and any engagement on the issue when casting votes.
Invesco may support shareholder resolutions requesting that specific actions be taken to address E&S issues or mitigate exposure to material E&S risks, including reputational risk, related to these issues. We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
F.
Executive Compensation and Performance Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
i.
there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
ii.
there are problematic compensation practices which may include, among others, incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
iii.
vesting periods for long-term incentive awards are less than three years;
iv.
the company “front loads” equity awards;
v.
there are inadequate risk mitigating features in the program such as clawback provisions;
vi.
excessive, discretionary one-time equity grants are awarded to executives; and/or
vii.
less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price and that the total shareholder dilution resulting from the plan is not excessive (e.g., more than 10% of outstanding shares).
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, and aligned with local market best practices, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally evaluate case-by-case proposals requiring shareholder ratification of senior executives’ severance agreements depending on whether the proposed terms and disclosure align with good market practice.
Frequency of Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals: It is our view that shareholders should be given the opportunity to vote on executive compensation and adequately express their potential concerns. Invesco will generally vote in favor of a one-year frequency, in order to foster greater accountability, as well as to grant shareholders a timely intervention on egregious pay practices.

Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco European RR L.P.
Invesco Fund Managers Limited
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A.
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.à.r.l1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Ltd*1
Invesco Trust Company
Oppenheimer Funds, Inc.
WL Ross & Co. LLC
* Invesco entities with specific proxy voting guidelines
1 Invesco entities with specific conflicts of interest policies

Proxy Voting Guidelines
for
Invesco Asset Management (Japan) Limited

Invesco Japan Proxy Voting Guideline
Invesco Japan (hereinafter “we” or “our) votes proxies to maximize the interests of our clients (investors) and beneficiaries in the long term, acknowledging the importance of corporate governance based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries are to expand the corporate value or the shareholders’ economic interests or prevent damage thereto. Proxy voting is an integral part of our stewardship activities, and we make voting decisions considering whether the proposal would contribute to corporate value expansion and sustainable growth.
To vote proxies adequately, we have established the Responsible Investment Committee and developed the Proxy Voting Guideline to govern the decision-making process of proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on the proxy voting guideline, taking into account whether they contribute to increasing the subject company’s shareholder value.
Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the Proxy Voting Guideline are principles for our voting decisions, depending on the proposals, we may make an exception if we conclude that such a decision is in the best interests of clients (investors) and beneficiaries after having constructive dialogue with the investee companies. In such a case, approval of the Responsible Investment Committee shall be obtained.
The Responsible Investment Committee consists of members including Chief Investment Officer, as the chair, Head of Compliance, Head of ESG, investment professionals nominated by the chair and the other members, including persons in charge at the Client Reporting department.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from them.
Proxy Voting Guidelines
1. Appropriations of Retained Earnings and Dividends
We decide how to vote on proposals seeking approval for appropriations of retained earnings and dividends, taking into account the subject company’s financial conditions and business performance, shareholders’ economic interests and so on.
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Taking into account the company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the proposals unless reasonable explanations are given by the company.
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With respect to the company where the Board of Directors determines appropriations of retained earnings, taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the reappointment of board directors unless reasonable explanations are given by the company.
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Taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting for shareholder proposals increasing shareholder returns.

2. Appointment of Board Directors
We decide how to vote on proposals concerning the appointment of board directors, taking into account their independence, competence, anti-social activity records (if any), and so on. Furthermore, we decide how to vote on the reappointment of board directors, taking into account their corporate governance practices, accountability during their tenures, the company’s business performance and anti-social records (if any), and so on in addition to the above factors.
Board directors should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
Independent outside directors are expected to play a significant role, such as safeguarding minority shareholders’ interests through action based on their insights to increase the company’s corporate value. It is desirable to enhance the board’s governance function with independent outside directors accounting for the board majority. However, given the challenge to secure competent candidates, we also recognize that it is difficult for all the companies, irrespective of their size, to deploy the independent outside directors’ majority on the Board.
Sufficient disclosure is a prerequisite for reflecting the assessment of independence and suitability of director candidates and board composition in voting decisions. Currently, there are cases where sufficient information cannot be obtained due to insufficient disclosure on a board chair, each committee’s function and committee chairs in Notice of Annual General Meeting (AGM) and a corporate governance report, as well as untimeliness of these issuances. We generally make decisions based on Notice of AGM, a corporate governance report and an annual securities report disclosed by the time of voting. However, this shall not apply if we obtain such information from direct engagement with the company or find relevant disclosure elsewhere.
(1)
Independence
We generally vote for the appointment of outside directors. However, we generally vote against if a candidate is not regarded as independent of the subject company. It is desirable that the company discloses information, such as numerical data, which supports our decision on board independence.
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We view the following outside director candidates are not independent enough.
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Candidates who have been working for the following companies for the last ten years or are those people’s relatives.
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The subject company
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Its subsidiary
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Its parent company
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Candidates who have been working for the following companies for the last five years or are those people’s relatives.
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Shareholders who own more than 10% of the subject company
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Principal loan lenders
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Principal securities brokers
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Major business partners
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Auditors
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Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company
●
Any other counterparts which have any interests in the subject company

In cases other than above, we separately scrutinize the independence of candidates who are regarded as not independent enough.
●
We take extra care when we assess the independence of candidates from a company which is regarded as a policy shareholder under cross shareholding, mutually sends outside directors to each other, and so on, as such cases potentially raise doubts about their independence. The company should give reasonable explanations. It is also desirable that the company contrives the timing and method of disclosure to allow investors to understand those relationships enough.
●
We judge board independence according to the stock exchange’s independence criteria with emphasizing independence ensured practically. We consider each company’s business environment and make the best effort to engage with the subject company to determine the independence of the candidates.
●
We regard an outside director with a significantly long tenure as non-independent and consider voting against the reappointment of such an outside director. We generally consider voting against the reappointment of outside directors whose tenures are longer than ten years.
●
If the subject company is a company with Audit Committee, we judge the independence of outside director candidates who become audit committee board members using the same independence criteria for the appointment of statutory auditors in principle.
●
We generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors of the subject company account for less than 1/3 of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
●
In case the subject company has a parent company or controlling shareholders, we generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors account for less than half of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
(2)
Attendance rate and concurrent duties
●
All members are expected to attend board and respective committee meetings in principle. A Company is generally obligated to facilitate all members to attend these meetings. We generally vote against the reappointment of board directors who attended less than 75% of board or respective committee meetings.
●
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
●
We take extra care when we assess the capability of board directors who have many concurrent duties as a director or statutory auditor of listed companies, as such cases potentially arise doubts about their capacity given the importance of directors’ role and responsibilities. Accordingly, we consider voting against the appointment of board directors who perform five or more duties as a director or statutory auditor of a listed company or equivalent company. However, in case nominees serve as executive director of a listed company or equivalent company, we consider voting against the appointment of directors who perform three or more duties.
●
If a company nominates a board director with many concurrent duties, it should provide reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.

(3)
Company’s business performance
●
We consider voting against the reappointment of board directors if the subject company made a loss for the three consecutive years during their tenures.
●
We consider voting against the reappointment of board directors if we judge that the subject company’s business performance significantly lags the peers in the same industry during their tenures.
●
We consider voting against top executives if, concerning capital efficiency including return on capital, business strategies achieving corporate value expansion and sustainable growth are not demonstrated, and constructive dialogues are not conducted.
(4)
Company’s anti-social activities
●
If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant effect on society during a board tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of top executives, board directors in charge of those cases and audit committee board members at a company with Audit Committee or three Committees, considering the impact on shareholder value.
●
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees. However, in case final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
●
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of both the subsidiary or affiliate and the holding or parent company. However, we may vote on a case-by-case basis, depending on the importance of the disposition to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
●
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees.
●
We consider voting against the reappointment of board directors if the subject company engages in window dressing or inadequate accounting practices during their tenures.
(5)
Activities against shareholder interest
●
If a company raises capital through an excessively dilutive third-party allotment without a shareholders’ meeting’s approval, we consider voting against the reappointment of board directors, particularly top executives.
●
If a company raises capital through a large-scale public offering without reasonable explanations, we consider voting against the reappointment of board directors, particularly top executives.
●
If a company does not execute a shareholder proposal regarded as favorable for minority shareholders receiving the majority support from shareholders or does not make a similar company proposal at an AGM in the following year, we consider voting against the appointment of top executives.

(6)
Others
●
If a company insufficiently discloses board director candidates’ information, we generally vote against such candidates.
3. Composition of Board of Directors
While each company’s board structure would differ depending on its size and so on, we believe that a company with three Committees (Nomination, Audit and Remuneration) is desirable to achieve better governance as a listed company. For a company with Board of Statutory Auditors (Kansayaku) or Audit Committee, it is also desirable to voluntarily deploy a Nomination Committee, a Remuneration Committee and other necessary committees. Besides, it is desirable that Board Chair is an independent outside director. We believe that a highly transparent board composition ensures management accountability and contributes to sustained enterprise value expansion. Finally, the disclosure of the third-party assessment on the Board of Directors is desirable.
To strengthen the Board of Directors’ monitoring function and increase its transparency and effectiveness, we believe it is important to ensure gender, nationality, career, and age diversity in principle. It is desirable that each company adopts a skills matrix that defines the diversity and expertise required to fulfill the Board’s responsibilities reflecting its situation and selects director candidates accordingly.
We are concerned about retired directors assuming consulting, advisory or other similar positions which could negatively impact transparency and decision making of the Board. If such positions exist, and retired directors assume them, it is desirable that the company discloses their existence, their expected roles and contributions and compensations for such posts.
(1)
Number of board members and change in board composition
●
We decide how to vote on proposals concerning the number of board members and change in board composition, taking into account the impacts on the subject company and shareholders’ economic interests compared to the current situations.
●
The number of board members should be optimized to make the right management decision at the right time. We may consider each company’s business situation and scale. However, we generally consider voting against the appointment of top executives and a nominating committee chair at a company three Committees if the number of board members is expected to exceed 20 without decreasing from the previous AGM, and reasonable explanations are not given.
●
We generally vote against the appointment of top executives and a nomination committee chair at a company three Committees if a decrease in outside directors or an increase in internal directors significantly reduces the percentage of outside directors, which potentially causes governance problems.
●
If there are no females on the Board, we consider voting against the appointment of top executives and a nomination committee chair at a company three Committees. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of female directors in engagements.
●
We believe that board diversity is important and may set a higher target for a female board member ratio in the future. Similarly, we may set a racial and nationality diversity target, especially for companies with global business operations.
(2)
Procedures of board director appointment, scope of their responsibilities and so on
●
We decide how to vote on proposals concerning change in board director appointment procedures, taking into account the rationales, and so on, compared to the current procedures.
●
We generally vote against proposals reducing board directors’ responsibilities for financial damages on fiduciary duty breach.

●
Board directors’ responsibilities include effective monitoring of top executives succession planning. The Nomination Committee at a company with three Committees or the arbitrary Nomination Committee created at a company with the other governance structures should provide effective monitoring of successor development and appointment with transparency. It is desirable that an independent outside director serves as Nomination Committee Chair. If we judge that the succession procedure significantly lacks transparency and rationality, we consider voting against the appointment of top executives.
4. Appointment of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the appointment of statutory auditors, taking into account their independence, competence and anti-social activities records (if any), and so on. We decide how to vote on the reappointment of statutory auditors, taking into account their corporate governance practices and accountability during their tenures, the company’s anti-social activity records, and so on in addition to the above factors.
Statutory auditors and audit committee board directors at a company with Audit committee or three Committees should have deep knowledge specialized in accounting, laws and regulations and should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
(1)
Independence
●
We generally vote against the appointment of outside statutory auditors without independency.
●
In general, a person who has no relationship with the subject company other than a statutory auditor appointment is regarded as independent.
●
We regard that an outside statutory auditor with a significantly long tenure is not independent and generally vote against the reappointment of such an outside statutory auditor. We generally consider voting against the candidate whose tenure is longer than ten years.
(2)
Attendance rate and concurrent duties
●
All statutory auditors are expected to attend board or board of statutory auditors meetings in principle. A companies is generally obligated to facilitate all statutory auditors to attend these meetings. We generally vote against the reappointment of statutory auditors who attended less than 75% of board or board of statutory auditors meetings.
●
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
●
We take extra care when we assess the capability of statutory auditors who have many concurrent duties as an outside director or outside statutory auditor of listed companies, as such cases potentially arise doubts about their capacity given the importance of outside statutory auditors’ role and responsibilities. Accordingly, we consider voting against the appointment of statutory auditors who perform five or more duties as a board director or statutory auditor of a listed company or equivalent company. If a company nominates a statutory auditor with many concurrent duties, it should give reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.
(3)
Accountability
●
If there are material concerns about a published audit report or audit procedures, or insufficiencies of required disclosures, we vote against the reappointment of statutory auditors.
(4)
Company’s anti-social activities
●
If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant impact on society during a statutory auditor’s tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of statutory auditors, considering the impact on shareholder value.
●
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of statutory auditors. However, in case the final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
●
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of statutory auditors of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of statutory auditors of both the subsidiary or affiliate and the holding or parent company. However, we may decide on a case-by-case basis, depending on the importance of the dispositions to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
●
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of statutory auditors.
●
We consider voting against the reappointment of statutory auditors if the subject company engages in window-dressing or inadequate accounting practices during their tenures.
5. Composition of Board of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the number of members or change in composition of the board of statutory auditors, taking into account the impact on the subject company and shareholders’ economic interests compared to the current situations.
●
We consider an increase in statutory auditors favorably. However, in case of a decrease, we consider voting against the reappointment of top executives unless clear and reasonable explanations are given.
●
We consider the same for audit committee board members for a company with Audit Committee.
6. Appointment of Accounting Auditors
We decide how to vote on proposals concerning the appointment and replacement of accounting auditors, taking into account their competence, audit fee levels, and so on.
●
We generally vote against the reappointment of statutory auditors (Kansayaku) or audit committee board members at a company with Audit Committee or three Committees if we judge that a company reappoints an accounting auditor without replacing it despite the following accounting audit problems.
●
It is determined that an accounting auditor provides an unfair opinion on the company’s financial conditions.
●
In case there are concerns on financial statements, required disclosures are insufficient.
●
In case an accounting auditor has a service contract other than accounting audit services with the subject company, it is regarded that such a contract creates a conflict of interest between them.
●
Excessive audit fees are paid.
●
It is regarded that an accounting auditor makes fraud or negligence.
●
If it is regarded that an accounting auditor has issues in other company’s audits, in case a company appoints or reappoints the accounting auditor without replacing it, we take the impact on the company’s corporate value full consideration into voting decisions.

●
We generally vote against proposals concerning accounting auditor replacement if it is regarded that a company changes an incumbent accounting auditor due to a dispute about accounting principles.
7. Compensation for Board Directors, Statutory Auditors (Kansayaku) and Employees
(1)
Board directors’ salaries and bonuses
●
It is desirable to increase the proportion of stock incentive plans in board directors’ salaries and bonuses, on condition that a performance-based compensation structure is established, transparency, such as disclosures of a benchmark or formula laying the foundations for calculation, ensures accountability, and the impact on shareholders, such as dilution, are taken into considerations. The Remuneration Committee at a company with three Committees (Nomination, Audit and Remuneration) or the arbitrary Remuneration Committee preferably deployed at a company with the other governance structures should ensure the accountability of compensation schemes. It is desirable that an independent outside director serves as Remuneration Committee Chair.
●
We consider voting against proposals seeking approval for salaries and bonuses in the following cases.
●
Negative correlation between company’s financial performance and directors’ salaries and bonuses are observed.
●
Inappropriate systems and practices are in place.
●
The total amount of salaries and bonuses is not disclosed.
●
Management failures, such as a significant share price decline or serious earnings deterioration, are apparent.
●
The remuneration proposal includes people determined to be responsible for activities against shareholder interest.
●
We generally vote for shareholder proposals requesting disclosure of individual directors’ salaries and bonuses.
●
If a company implements any measures ensuring transparency other than disclosure, we take it into consideration.
●
If there is no proposal seeking approval for directors’ salaries and bonuses, and the compensation structure lacks transparency, we consider voting against the appointment of top executives.
●
We generally vote against bonuses for statutory auditors at a company with Board of Statutory Auditors and audit committee board members at a company with Audit Committee.
●
We separately consider voting to audit committee board members at a company with three Committees.
(2)
Stock incentive plans
●
We decide how to vote on proposals concerning stock incentive plans, including stock options and restricted stock units, taking into account the impact on shareholder value and rights, compensation levels, the scope, the rationales, and so on.
●
We generally vote against proposals seeking to lower the strike price of stock options.
●
We generally vote for proposals seeking to change the strike price on condition that shareholders’ approval is required every time.
●
We generally vote against stock incentive plans if the terms and conditions for exercising options, including equity dilution, lack transparency. We generally consider voting against proposals potentially causing 10% or more equity dilution.

●
It is desirable that stock incentive plans is a long-term incentive aligned with sustainable growth and corporate value expansion. As such, we generally vote against stock incentive plans allowing recipients to exercise all the rights within two years after vested for the subject fiscal year. However, this shall not apply to recipients who retire during the subject fiscal year. We assess the validity if a vesting period is regarded as too long.
●
We generally vote against stock incentive plans granted to statutory auditors and audit committee board members at a company with Audit Committee.
●
We separately consider stock incentive plans granted to audit committee board members, including both inside and outside directors, at a company with three Committees.
●
We generally vote against stock incentive plans granted to any third parties other than employees.
●
We generally vote against stock incentive plans in case a company is likely to adopt the plans as takeover defense.
(3)
Employee stock purchase plan
●
We decide how to vote on proposals concerning employee stock purchase plans, taking into account the impact on shareholder value and rights, the scope and the rationales, and so on.
(4)
Retirement benefits for board directors
●
We decide how to vote on proposals concerning grant of retirement benefits, taking into account the scope and scandals (if any) of recipients and business performance and scandals (if any) of the subject company, and so on.
●
We generally vote for proposals granting retirement benefits if all the following criteria are satisfied.
●
The granted amount is disclosed.
●
Outside directors, statutory auditors and audit committee board members at a company with Audit Committees are excluded.
●
Recipients do not cause any significant scandals during their tenures.
●
The subject company does not make a loss for the three consecutive years, or its business performance is not determined to significantly lag behind the peers in the same industry.
●
The company does not cause scandals that significantly impact society and damage, or are unlikely to damage, shareholder value during their tenures.
●
The company does not engage in window-dressing or inadequate accounting practices during their tenures.
8. Cross-shareholdings
If a company holds shares for the sake of business relations (cross shareholdings), the company should explain the medium- to long-term business and financial strategies, including capital costs, and disclose proxy voting guidelines, voting results, and so on. If the company does not give reasonable explanations and engage in constructive dialogues, we consider voting against the appointment of top executives. It is important that the company does not hinder the sales/reduction of cross shareholdings when a policy shareholder intends.
●
If a company's cross shareholdings account for 20% or more of its net assets, we generally consider voting against the appointment of top executives. However, this shall not apply if we confirm that the company makes a reduction, does sufficient planning or has industry-specific circumstances that should be taken into consideration in engagement.

9. Capital Policy
As a listed companies’ capital policy is likely to significantly impact shareholder value and interests, a company should implement a rational capital policy and explain capital policy guidelines to shareholders. We consider voting against proposals concerning capital policies that we judge damage shareholder value. If a company has a capital policy that is not part of proposals at an AGM but regarded to damage shareholder value, we consider voting against the reappointment of board directors.
●
It is undesirable that a company intends to maintain or increase so-called “friendly” stable shareholders and infringes minority shareholders’ rights by the third-party allotment, treasury stocks transfer or company management holdings’ transfer to foundations affiliated with the company.
(1)
Change in authorized shares
●
We decide how to vote on proposals seeking to increase authorized shares, taking into account the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
●
We generally vote for proposals seeking to increase authorized shares if we judge that not increasing authorized shares is likely to lead to delisting or have a significant impact on a going concern.
●
We generally vote against proposals seeking to increase authorized shares after an acquirer emerges.
(2)
New share issue
●
We decide how to vote on new share issues, taking into account the rationales, the terms and conditions of issues, the impact of dilution on shareholder value and rights and the impact on the sustainability of stock market listing or a going concern, and so on.
(3)
Share repurchase and reissue
●
We decide how to vote on proposals concerning share repurchase or reissue, taking into account the rationales, and so on.
(4)
Stock split
●
We generally vote for proposals seeking a stock split.
(5)
Consolidation of shares (reverse stock split)
●
We decide how to vote on proposals seeking consolidation of shares, taking into account the rationale, and so on.
(6)
Preferred shares
●
We generally vote against proposals seeking to issue blank-cheque preferred shares or increase authorized shares without specifying voting rights, dividends, conversion and other rights.
●
We generally vote for proposals seeking to issue preferred shares or increase authorized shares if voting rights, dividends, conversion and other rights are specified, and those rights are regarded as reasonable.
●
We generally vote for proposals requiring approvals for preferred shares issues from shareholders.
(7)
Convertible bonds
●
We decide how to vote on proposals seeking to issue convertible bonds, taking into account the number of new shares, the time to maturity, and so on.
(8) Corporate bonds and credit facilities
●
We decide how to vote on proposals concerning a corporate bond issue or a credit facility expansion, taking into account the subject company’s financial conditions, and so on.

(9) Debt capitalization
●
We decide how to vote on proposals seeking to change the number of authorized shares or issue shares for debt restructuring, taking into account the terms and conditions of the change or the issue, the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
(10) Capital reduction
●
We decide how to vote on proposals concerning capital reduction, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
●
We generally vote for proposals seeking capital reduction following standard accounting procedures.
(11) Financing plan
●
We decide how to vote on proposals concerning a financing plan, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
(12) Capitalization of reserves
●
We decide how to vote on proposals seeking capitalization of reserves, taking into account the rationales, and so on.
10. Amendment to Articles of Incorporation and Other Legal Documents
(1) Change in an accounting period
●
We generally vote for proposals seeking to change an accounting period unless it is regarded as an aim to delay an AGM.
(2) Amendment to articles of incorporation
●
We decide how to vote on proposals to amend an article of incorporation, taking into account the impact on shareholder value and rights, the necessity, the rationales, and so on.
●
We generally vote for proposals seeking to amend an article of incorporation if it is required by law.
●
We generally vote against proposals seeking to amend an article of incorporation if we judge that it is likely to infringe shareholder rights or damage shareholder value.
●
We generally vote for transition to a company with three Committees.
●
We decide how to vote on proposals seeking to relax or eliminate special resolution requirements, taking into account the rationale.
●
We are concerned about retired directors assuming advisory, consulting, or other similar positions which could negatively impact on transparency and decision making of the Board of Directors. We generally vote against proposals seeking to create such a position.
●
We generally vote for proposals seeking to authorize a company to hold virtual-only meetings, taking into account the impact on shareholder value and rights.
●
We will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
●
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting,
●
safeguard and clear and comprehensive description as to how and when shareholders submit and ask questions either in advance of or during the meeting,

●
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions, and
●
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote on proposals during the time the polls are open.
(3) Change in a quorum for an annual general meeting (AGM)
●
We decide how to vote on proposals concerning change in quorum for an AGM, taking into account the impact on shareholder value and rights, and so on.
11. Company Organization Change
(1) Change in a registered company name and address
●
We decide how to vote on proposals seeking to change a registered company name, taking into account the impact on shareholder value, and so on.
●
We generally vote for proposals seeking to change a registered address.
(2) Company reorganization
●
We decide how to vote on proposals concerning the following company reorganization, taking into account their respective impacts on shareholder value and rights, the subject company’s financial conditions and business performance, and the sustainability of stock market listing or a going concern, and so on.
Mergers and acquisitions
Business transfers
Company split (spin-off)
Asset sale
Company sale
Liquidation
12. Proxy Fight
(1)
Proxy fight
●
We decide how to vote on proposals concerning the appointment of directors with opposition candidates, taking into account their independence, competence, anti-social activity records (if any), corporate governance practices and accountability of the candidates and business performance and anti-social activity records (if any) of the subject company, the proxy fight background, and so on.
(2)
Proxy context defense
●
Classified board
●
We generally vote against proposals seeking to introduce a classified board.
●
We generally vote for proposals seeking to set a director's term of one year.
●
Shareholder rights to remove a director
●
We generally vote against proposals seeking to tighten requirements for shareholders to remove a director.
●
Cumulative voting

●
We decide how to vote on proposals seeking to introduce cumulative voting for director appointments, taking into account the background, and so on.
●
We decide how to vote on proposals seeking to terminate cumulative voting for director appointment, taking into account the background, and so on.
13. Takeover Defense
We believe that management and shareholder interest is not always aligned. As such, we generally vote against the creation, amendment and renewal of takeover defense measures that we judge decrease shareholder value or infringes shareholder rights. We generally vote against the reappointment of directors if takeover defense measures are not part of proposals at an AGM but are regarded to decrease shareholder value or infringes shareholder rights.
●
Relaxing requirements to amend articles of incorporation and company policies
●
We decide how to vote on proposals seeking to relax requirements to amend articles of incorporation or company policies, taking into account the impact on shareholder value and rights, and so on.
●
Relaxing of requirements for merger approval
●
We decide how to vote on proposals seeking to relaxing requirements for merger approval, taking into account the impact on shareholder value and rights, and so on.
14. Environment, Social and Governance (ESG)
We support the United Nations Principles for Responsible Investment (UN PRI) and acknowledge that company’s ESG practices are an important factor in investment decision making. Thus, we consider voting against the reappointment of top executives and directors in charge if we judge that there is an issue that could significantly damage corporate value. We consider voting for proposals related to ESG materiality, including climate change or diversity, if we judge that such proposals contribute to preventing from damaging or expanding corporate value. If not, we consider voting against such proposals.
15. Disclosure
Disclosure and constructive dialogues based thereon are important in proxy voting and investment decision making. Furthermore, proactive disclosure and effective engagement are desirable as demand for ESG disclosure, including climate change, has been increasing, and the disclosure frameworks have been rapidly progressing.
●
We generally vote against proposals that lack sufficient disclosure to make proxy voting decisions.
●
We generally vote for proposals seeking to enhance disclosures if such information is beneficial to shareholders.
●
If a company’s financial and non-financial disclosures is significantly poor, and if the level of investor relations activities by management or people in charge is significantly low, we consider voting against the reappointment of top executives and directors in charge.
16. Conflict of Interest
We abstain from voting proxies of the following companies that are likely to have a conflict of interest. We also abstain from voting proxies with respect to the following investment trusts that are managed by us or Invesco group companies, as a conflict of interest may rise.
●
Companies and investment trusts that we abstain from voting proxies:
●
Invesco Ltd.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The

Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of the Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from the Investment and Sales departments.
Proxy voting and stewardship activities are reported to the Responsible Investment Committee. The Responsible Investment Committee approves them. Besides, the Compliance department reviews whether conflicts of interest are properly managed in proxy voting and then reports the results to the Conflict of Interest Oversight Committee. Furthermore, the results are reported to the Executive Committee in Tokyo and the Invesco Proxy Advisory Committee.
17. Shareholder Proposals
We vote on a case-by-case basis on shareholder proposals while we follow the Proxy Voting Guidelines in principle.
DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail. You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html.
2092318-JP

APPENDIX F - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds' equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of February 3, 2025.
Invesco Advantage International Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
FETCHING GARGOYLE BRADLEY HILL WOODBURY MN	—	—	7.43%	—	—	—

FIIOC FBO NEWMEADOW INC RETIREMENT PLAN 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	—	—	—	5.97%	—	—

INVESCO ADVISERS INC ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499	—	—	—	—	100.00%*	—

ITC MAHONE & SONS WALLCOVERING INC MELISSA J MAHONE LYNCHBURG VA	—	—	—	8.59%	—	—

ITC MAHONE & SONS WALLCOVERING INC PATRICK A MAHONE LYNCHBURG VA	—	—	—	8.62%	—	—

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	—	—	—	29.63%	—	—

MATRIX TRUSTCO CUST FBO CGH MEDICAL CENTER DEFERRED COMPENS PO BOX 52129 PHOENIX AZ 85072-2129	—	—	—	—	—	49.21%

MATRIX TRUSTCO CUST FBO CGH MEDICAL CENTER EMPLOYEES PENSI PO BOX 52129 PHOENIX AZ 85072-2129	—	—	—	—	—	38.13%

MATRIX TRUSTCO CUST FBO STERLING PRODUCTS INC 401K SAVI PO BOX 52129 PHOENIX AZ 85072-2129	—	—	—	—	—	10.19%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	6.71%	—	—	—	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS ATTN MUTUAL FUNDS DEPT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	—	—	—	11.82%	—	—

PAUL SMITH CONSULTING PAUL B SMITH MURRIETA CA	—	5.20%	—	—	—	—

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	—	—	—	26.83%	—	—
Invesco EQV Asia Pacific Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	—	—	—	5.97%	—

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	28.65%	—	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	—	—	6.52%	—

DCGT TRUSTEE & OR CUSTODIAN FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	—	—	—	—	6.52%

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	6.84%	—	—	—	47.71%

JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 4 CHASE METROTECH CTR BROOKLYN NY 11245-0001	—	—	—	—	10.25%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R6
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	—	5.36%	—	—	—

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	—	—	—	—	6.02%

MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	—	25.96%	—	16.35%	—

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310	7.21%	5.58%	—	13.43%	21.55%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	—	5.58%	—	5.10%	—

RELIANCE TRUSTCO FBO DEUTSCHE BANK CR PO BOX 570788 ATLANTA GA 30357-3114	—	—	—	5.24%	—

UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	—	—	—	15.17%	—
Invesco EQV European Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Investor Class	Class R6
ABRAHAM LIEBB TTEE FBO NEW JERSEY TOWING & RECOVERY INC 40 C/O FASCORE LLC 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	—	—	5.42%	—	—	—

ASCENSUS TRUST COMPANY FBO ASANI SOLUTIONS 401(K) PLAN PO BOX 10758 FARGO ND 58106-0758	—	—	6.17%	—	—	—

ASCENSUS TRUSTCO FBO CURRENT INC 401K P O BOX 10758 FARGO ND 58106-0758	—	—	5.58%	—	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Investor Class	Class R6
BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	10.02%	—	—	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	—	—	7.74%	21.42%	—

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	—	—	—	—	—	53.10%

LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DR SAN DIEGO CA 92121-3091	—	12.00%	—	—	—	—

MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	8.72%	8.06%	—	17.88%	—	—

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310	7.88%	5.89%	—	16.81%	11.24%	38.22%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	5.48%	7.29%	—	9.01%	—	—

RELIANCE TRUSTCO FBO DEUTSCHE BANK CC PO BOX 570788 ATLANTA GA 30357-3114	—	—	—	8.86%	—	—

RELIANCE TRUSTCO FBO DEUTSCHE BANK CR PO BOX 570788 ATLANTA GA 30357-3114	—	—	—	13.43%	—	—

STATE STREET BANK AND TRUST AS CUST FBO ADP ACCESS PRODUCT 1 LINCOLN STOTECH CTR FL 6 BOSTON MA 02111	—	—	12.27%	—	—	—

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	—	9.64%	—	—	—	—

Invesco EQV International Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	15.00%	—	—	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	8.98%	—	5.80%	—	—

EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	28.61%	6.38%	—	—	—	47.06%

IBEW LOCAL 400 IBEW LOCAL 400 ANNUITY FUND 8525 E ORCHARD RD 6T3 GREENWOOD VLG CO 80111-5002	—	—	—	—	8.85%	—

INVESCO GROUP SERVICES INC 1555 PEACHTREE ST NE 4TH FLOOR GENERAL LEDGER ACCOUNTING ATLANTA GA 30309-2460	—	—	—	—	8.62%	—

JOHN HANCOCK LIFE INSURANCE JHRPS- TRADING OPS -ST6 200 BERKELEY ST FL 3 BOSTON MA 02116-5030	—	—	—	—	20.28%	—

LOCAL & CO. NMNEE TRUST CO. OF TOL3 1630 TIMBER WOLF DR HOLLAND OH 43528-8303	—	—	—	—	7.15%	—

MERRILL LYNCH PIERCE FENNER & SMITH FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484	—	—	—	6.80%	—	—

MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1965	—	—	—	26.04%	—	—

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310	—	—	—	13.57%	18.66%	—

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	—	—	—	—	—	6.14%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND ATTN CYNTHIA SMITH 11 GREENWAY PLZ FL 16 HOUSTON TX 77046-1100	—	—	—	—	—	38.09%

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	—	—	—	8.53%	—	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	6.97%	—	—	—

STATE STREET BANK AND TRUST AS CUST FBO ADP ACCESS PRODUCT 1 LINCOLN STOTECH CTR FL 6 BOSTON MA 02111	—	—	11.09%	—	—	—

TALCOTT RESOLUTION LIFE INS CO ACCOUNT 401K PO BOX 5051 HARTFORD CT 06102-5051	—	—	6.47%	—	—	—

UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER SPEC CDY A/C EXCL BEN CUST UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	—	—	—	7.89%	—	—

VOYA INSTITUTIONAL TRUST CO ATTN FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	—	—	15.75%	—	—	—
Invesco Global Focus Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	—	6.70%	—	—	—	—

BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	11.39%	—	—	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	—	—	14.05%	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
EDWARD D JONES & CO FBO CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	5.76%	—	—	—	—	29.65%

INVESCO ADVISERS INC ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499	—	—	—	—	90.31%	—

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	—	—	—	5.56%	—	—

MAC & CO ACCT ATTN MUTUAL FUNDS OPERATION 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	—	—	—	—	—	5.94%

MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE FBO ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965	—	7.22%	—	11.78%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	5.99%	6.98%	—	7.14%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS ATTN MUTUAL FUNDS 4TH FLOOR 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	—	—	—	—	—	33.60%

NATIONWIDE TRUST CO FSB FBO PARTICIPATING RET PL NTC-PLNS C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	—	—	—	—	—	10.91%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	11.37%	—	—	24.52%	9.69%	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	29.10%	—	—	—

SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	—	—	—	14.86%	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
STIFEL NICOLAUS & CO INC EXCLUSIVE FBO CUSTOMERS 501 N BROADWAY ST LOUIS MO 63102-2137	—	6.48%	—	—	—	—
Invesco Global Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	—	—	—	8.25%	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	—	—	8.30%	—	—

EDWARD D JONES & CO FBO CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	—	—	—	—	—	12.93%

HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT 401K ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	—	—	8.61%	—	—	—

JOHN HANCOCK LIFE INS CO USA JHRPS- TRADING OPS -ST6 200 BERKELEY ST BOSTON MA 02116-5023	—	—	—	11.42%	—	—

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	—	—	—	9.12%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	6.86%	6.88%	—	11.82%	—	16.94%

OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION ATTN: CYNTHIA SMITH 11 GREENWAY PLAZA FL 16 HOUSTON TX 77046-1100	—	—	—	—	—	9.53%

OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR ATTN CYNTHIA SMITH 11 GREENWAY PLZ FL 16 HOUSTON TX 77046-1100	—	—	—	—	—	7.24%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.31%	—	—	8.20%	—	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	6.03%	—	—	—

STATE STREET BANK & TRUST AS TR & CUST FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2900	—	—	5.89%	—	—	—

VANGUARD FIDUCIARY TRUST COMPANY AIM FUNDS DTD 03/16/2000 ATTN OUTSIDE FUNDS PO BOX 2900 K14 VALLEY FORGE PA 19482-2900	—	—	—	—	98.68%	—
Invesco Global Opportunities Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	—	9.58%	—	17.32%	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	—	—	—	9.34%	—	—

EDWARD D JONES & CO FBO CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	8.53%	—	—	—	—	86.39%

INVESCO ADVISERS INC ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499	—	—	—	—	20.07%	—

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	—	5.88%	—	10.32%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	8.57%	9.67%	—	10.63%	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.26%	6.09%	—	10.63%	77.69%	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	26.31%	—	—	—

WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY A/C FOR THE EXCLUSIVE FBO CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	—	8.11%	—	5.89%	—	—
Invesco International Small-Mid Company Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE SOUTH MINNEAPOLIS MN 55402-2405	—	—	—	6.47%	—	—

ASCENSUS TRUSTCO FBO LOUIS W APOSTOLAKIS MD PA 401K P O BOX 10758 FARGO ND 58106-0758	—	—	—	—	63.57%	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	9.57%	—	—	25.17%	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS (RPS) ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	—	—	5.04%	—	—	—

EDWARD D JONES & CO FBO CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	5.60%	—	—	—	—	44.24%

FIIOC TR D & R RET SAVINGS PLAN 100 MAGELLAN WAY (KWIC) COVINGTON KY 41015-1987	—	—	—	—	18.71%	—

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- ATTN LINDSAY OTOOLE 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	—	—	—	5.02%	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
MATRIX TRUSTCO CUST FBO TIGER TAILS ANIMAL HOSPITAL 401K 717 17TH STREET SUITE 1300 DENVER CO 80202-3304	—	—	—	—	14.22%	—

MID ATLANTIC TRUST COMPANY FBO REBECCA RUTH CLEARMAN MD, PA 401(K) 1251 WATERFRONT PLACE, SUITE 525 PITTSBURGH PA 15222-4228	—	5.84%	—	—	—	—

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMIN/ 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.03%	—	—	—	—	—

MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE FBO ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965	5.66%	—	—	10.28%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	11.36%	9.19%	—	10.82%	—	8.18%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND ATTN CYNTHIA SMITH 11 GREENWAY PLZ FL 16 HOUSTON TX 77046-1100	—	—	—	—	—	25.05%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	—	—	—	5.70%	—	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	56.03%	—	—	—

SPEC CDY A/C EBOC UBSFSI OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	—	—	—	5.83%	—	—
Invesco MSCI World SRI Index Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMY BERLIN MD INC AMY BERLIN WALNUT CA	—	—	30.17%	—	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
ASCENSUS TRUST COMPANY FBO DIANE BONANNI DMD 401(K) P/S PLAN PO BOX 10758 FARGO ND 58106-0758	—	—	5.15%	—	—	—

ASCENSUS TRUSTCO FBO ALBERT G STOLL JR 401K PL & TRU P O BOX 10758 FARGO ND 58106-0758	8.44%	—	—	—	—	—

ASCENSUS TRUSTCO FBO KEEGAN & COPPIN COMPANY, INC 401(K P O BOX 10758 FARGO ND 58106-0758	—	—	24.07%	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	24.15%	—	—	—	—	—

EMPOWER TRUST COMPANY LLC EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	—	—	—	—	—	7.66%

INVESCO ADVISERS INC ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499	—	—	—	—	100.00%*	—

ITC CUST IRA FBO JOEL T BLOCK RIO RICO AZ	6.08%	—	—	—	—	—

ITC CUST IRA FBO JUDITH ANNE CHAMBERLIN RIDGWAY CO	5.17%	—	—	—	—	—

ITC CUST IRA FBO SUSAN JOHANNINGMEIER QUASQUETON IA	—	5.27%	—	—	—	—

ITC BERESFORD COMPANY NICOLAS THORNTON DETROIT MI	—	20.72%	—	—	—	—

ITC LEAGUE TO SAVE LAKE TAHOE GAVIN CHASE PICKETT FEIGER SOUTH LAKE TAHOE CA	—	—	5.64%	—	—	—

ITC QUZER INC IOWA CITY IA	—	5.73%	—	—	—	—

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
MAC & CO ACCT 1 PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	—	—	—	—	—	10.79%

MAC & CO ACCT 2 PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	—	—	—	—	—	69.26%

NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD FL 5 JERSEY CITY NJ 07310-2010	7.95%	—	—	56.27%	—	—

ON LOCATION 360 INC ASKIA JACOB NEW YORK NY	—	—	5.60%	—	—	—

PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	—	50.72%	—	38.84%	—	—

SABINA LOUISE PIERCE LLC SABINA L PIERCE PHILADELPHIA PA	—	10.68%	—	—	—	—

TIAA TRUST, N.A. AS CUST/TTEE OF RETIREMENT PLANS RECORDKEPT BY TIAA ATTN: FUND OPERATIONS 8500 ANDREW CARNEGIE BLVD CHARLOTTE NC 28262-8500	—	—	—	—	—	11.93%
Invesco Oppenheimer International Growth Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	—	5.56%	—	—	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	5.84%	—	—	5.16%	—	—

CHARLES SCHWAB & CO INC SPECIAL CUSTODY FBO CUSTOMERS (RPS) ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	—	—	—	—	—	10.85%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
EDWARD D JONES & CO FBO CUSTOMERS 12555 MANCHESTER RD ST LOUIS MO 63131-3710	12.04%	—	—	—	—	18.67%

JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENE OF CUST 3 CHASE METROTECH CENTER 3RD FLOOR MUTUAL FUND DEPT BROOKLYN NY 11245-0001	—	—	—	—	—	6.20%

MATRIX TRUSTCO CUST FBO SEPS INC 401K RETIREMENT SAVING PO BOX 52129 PHOENIX AZ 85072-2129	—	—	—	—	99.71%	—

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMN 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.28%	—	—	8.58%	—	—

MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE FBO ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1965	—	—	—	16.67%	—	—

NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BEN OF CUSTOMERS 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER ATTN MUTUAL FUNDS 5TH FLOOR NEW YORK NY 10281-1003	7.26%	—	—	18.88%	—	11.09%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND ATTN CYNTHIA SMITH 11 GREENWAY PLZ FL 16 HOUSTON TX 77046-1100	—	—	—	—	—	15.04%

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.85%	9.61%	—	19.70%	—	—

SAMMONS FINANCIAL NETWORK 4546 CORPORATE DR STE 100 W DES MOINES IA 50266-5911	—	—	36.79%	—	—	—

STATE STREET BANK & TRUST AS TR & CUST FBO ADP ACCESS PRODUCT 1 LINCOLN ST BOSTON MA 02111-2900	—	—	7.65%	—	—	—

UBATCO & CO FBO COLLEGE SAVINGS GROUP PO BOX 82535 LINCOLN NE 68501-2535	—	—	—	—	—	7.45%

Name and Address of Principal Holder	Percentage Owned of Record
	Class A	Class C	Class R	Class Y	Class R5	Class R6
VOYA INSTITUTIONAL TRUST CO ATTN FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	—	—	19.57%	—	—	—

WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY A/C FOR THE EXCLUSIVE FBO CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	—	7.90%	—	—	—	—
*Owned beneficially and of record
Management Ownership
As of February 3, 2025, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

APPENDIX G - MANAGEMENT FEES
For the last three fiscal years or periods, as applicable, ended October 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	2024			2023			2022
	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid	Management Fee Payable	Amounts Waived and/or Reimbursed that Reduced the Management Fee	Net Management Fee Paid
Invesco Advantage International Fund	$156,655	$(156,655)	$0	$142,321	$(142,321)	$0	$102,708	$(102,708)	$0
Invesco EQV Asia Pacific Equity Fund	3,751,817	(11,791)	3,740,026	4,587,416	(37,701)	4,549,715	5,386,210	(23,485)	5,362,725
Invesco EQV European Equity Fund	4,438,223	(7,047)	4,431,176	4,711,353	(13,610)	4,697,743	7,410,605	(11,456)	7,399,149
Invesco EQV International Equity Fund	21,448,466	(55,057)	21,393,409	18,906,541	(47,974)	18,858,567	21,274,223	(38,510)	21,235,713
Invesco Global Focus Fund	4,446,698	(1,383)	4,445,315	4,005,058	(9,630)	3,995,428	5,412,438	(2,421)	5,410,017
Invesco Global Fund	59,707,644	(3,668)	59,703,976	55,298,885	(2,800)	55,296,085	67,149,930	(1,429)	67,148,501
Invesco Global Opportunities Fund	22,996,263	(66,600)	22,929,663	28,707,282	(213,535)	28,493,747	42,277,560	(110,312)	42,167,248
Invesco International Small-Mid Company Fund	44,475,171	(51,648)	44,423,523	43,445,638	(70,087)	43,375,551	59,137,152	(36,397)	59,100,755
Invesco MSCI World SRI Index Fund	20,693	(20,693)	0	14,415	(14,415)	0	15,180	(15,180)	0
Invesco Oppenheimer International Growth Fund	46,907,475	(22,808)	46,884,667	49,777,186	(76,807)	49,700,379	63,486,623	(95,391)	63,391,232
G-1

APPENDIX H - PORTFOLIO MANAGER(S)
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
Investments
The following information is as of October 31, 2024 (unless otherwise noted):

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Advantage International Fund
	John Burrello	$1 – $10,000
	Chris Devine	$50,001 – $100,000
	Scott Hixon	$50,001 – $100,000
	Scott Wolle	None

Invesco EQV Asia Pacific Equity Fund
	Brent Bates	Over $1,000,000
	Mark Jason	$100,001 – $500,000
	Michael Shaman	$100,001 – $500,000
	Ge Sun	$100,001 – $500,000

Invesco EQV European Equity Fund
	Borge Endresen	$100,001 – $500,000
	Mark McDonnell	$100,001 – $500,000
	Richard Nield	$100,001 – $500,000

Invesco EQV International Equity Fund
	Brent Bates	Over $1,000,000[1]
	Mark Jason	$100,001 – $500,000[1]
	Mark McDonnell	$100,001 – $500,000
	Richard Nield	$500,001 – $1,000,000
	Michael Shaman	$100,001 – $500,000

Invesco Global Focus Fund
	John Delano	$500,001 – $1,000,000

Invesco Global Fund
	John Delano	Over $1,000,000

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Global Opportunities Fund
	Maire Lane	$100,001 – $500,000
	Justin Livengood[2]	None
	David Nadel	Over $1,000,000
	Ronald J. Zibelli, Jr.[2]	$10,001 – $50,000

Invesco International Small-Mid Company Fund
	Andrey Belov	$100,001 – $500,000
	David Nadel	Over $1,000,000

Invesco MSCI World SRI Index Fund
	Su-Jin Fabian[3]	None
	Nils Huter[3]	None
	Robert Nakouzi[3]	None
	Daniel Tsai	None
	Ahmadreza Vafaeimehr[3]	None

Invesco Oppenheimer International Growth Fund
	Robert B. Dunphy	Over $1,000,000
	Ananya Lodaya[2]	$100,001 – $500,000

1 The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar investment objectives, strategies and risks as the Fund (such similar fund being a “Patterned Fund”) as of the most recent fiscal year end of the Patterned
Fund. A portion of the amount shown in the table includes the portfolio manager’s investment in the Patterned Fund.

2 The Portfolio Manager began serving on the Fund effective December 31, 2024. The information provided is as of December 31, 2024.
3 The Portfolio Manager is not domiciled in the United States. Accordingly, the Portfolio Manager may not invest in the Fund.

Assets Managed
The following information is as of October 31, 2024 (unless otherwise noted):

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Advantage International Fund
John Burrello	16	$3,581.2	13	$4,255.0	1	$29.7
Chris Devine	14	$5,405.2	22	$11,195.2	None	None
Scott Hixon	18	$11,499.0	31	$11,734.2	None	None
Scott Wolle	9	$5,068.9	23	$12,333.2	None	None

Invesco EQV Asia Pacific Equity Fund
Brent Bates	4	$5,293.5	3	$1,057.6	2,656[4]	$1,777.8[4]
Mark Jason	4	$5,293.5	3	$1,057.6	2,656[4]	$1,777.8[4]
Michael Shaman	3	$3,806.3	1	$905.4	2,656[4]	$1,777.8[4]
Ge Sun	None	None	None	None	None	None

Invesco EQV European Equity Fund
Borge Endresen	3	$2,170.6	4	$314.0	None	None
Mark McDonnell	3	$3,806.3	3	$1,067.3	2,656[4]	$1,777.8[4]
Richard Nield	3	$3,806.3	9	$1,982.1	2,656[4]	$1,777.8[4]

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Invesco EQV International Equity Fund
Brent Bates	4	$3,078.8	3	$1,057.6	2,656[4]	$1,777.8[4]
Mark Jason	4	$3,078.8	3	$1,057.6	2,656[4]	$1,777.8[4]
Mark McDonnell	3	$1,646.6	3	$1,067.3	2,656[4]	$1,777.8[4]
Richard Nield	3	$1,646.6	9	$1,982.1	2,656[4]	$1,777.8[4]
Michael Shaman	3	$1,591.5	1	$905.4	2,656[4]	$1,777.8[4]

Invesco Global Focus Fund
John Delano	8	$15,080.8	7	$1,790.7	3[4]	$18.4[4]

Invesco Global Fund
John Delano	8	$6,384.8	7	$1,790.7	3[4]	$18.4[4]

Invesco Global Opportunities Fund
Maire Lane	None	None	1	$43.8	None	None
Justin Livengood[2]	5	$8,864.0	2	$343.7	29[4]	$2.9[4]
David Nadel	2	$4,355.9	2	$57.7	None	None
Ronald J. Zibelli, Jr.[2]	12	$41,205.2	5	$1,163.5	29[4]	$2.9[4]

Invesco International Small-Mid Company Fund
Andrey Belov	1	$190.8	1	$13.9	None	None
David Nadel	2	$3,072.4	2	$57.7	None	None

Invesco MSCI World SRI Index Fund
Su-Jin Fabian	None	None	26	$7,676.0	63[5]	$19,544.0[5]
Nils Huter	None	None	26	$7,676.0	63[5]	$19,544.0[5]
Robert Nakouzi	None	None	26	$7,676.0	63[5]	$19,544.0[5]
Daniel Tsai	None	None	26	$7,676.0	63[5]	$19,544.0[5]
Ahmadreza Vafaeimehr	None	None	26	$7,676.0	63[5]	$19,544.0[5]

Invesco Oppenheimer International Growth Fund
Robert B. Dunphy	2	$2,030.7	4	$522.2	8[4]	$507.2[4]
Ananya Lodaya[2]	1	$306.7	4	$510.7	9[4]	$491.5[4]

4 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that aremanaged according to the investment models developed by its portfolio managers and used in connection with the management of certain InvescoFunds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts aretraded in accordance with the applicable models.

5 This amount includes 4 funds that pay performance-based fees with $9,470.0M in total assets under management.

Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
●
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
●
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
●
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
●
The appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.
●
In the case of a fund-of-funds arrangement, including where a portfolio manager manages both the investing Fund and an affiliated underlying fund in which the investing Fund invests or may invest, a conflict of interest may arise if the portfolio manager of the investing Fund receives material nonpublic information about the underlying fund. For example, such a conflict may restrict the ability of the portfolio manager to buy or sell securities of the underlying Fund, potentially for a prolonged period of time, which may adversely affect the Fund.
The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each Sub-Adviser
The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:
Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Sub-Adviser	Performance time period[6]
Invesco[7]	One-, Three- and Five-year performance against Fund peer group
Invesco Canada[7]
Invesco Deutschland[7]
Invesco Hong Kong[7]
Invesco Asset Management[7]
Invesco India[7]
Invesco Listed Real Assets Division[7]

Invesco Senior Secured[7,8]	Not applicable
Invesco Capital[7,9]

Invesco Japan	One-, Three- and Five-year performance

6 Rolling time periods based on calendar year-end.
7 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
8 Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
9 Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.
High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.
Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual fund deferral awards or long-term equity awards. Annual fund deferral awards are notionally invested in certain Invesco funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both fund deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.
Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

APPENDIX I - ADMINISTRATIVE SERVICES FEES
The Funds paid Invesco the following amounts for administrative services for the last three fiscal years or periods, as applicable, ended October 31.

Fund Name	2024	2023	2022
Invesco Advantage International Fund	$4,550	$4,213	$2,955
Invesco EQV Asia Pacific Equity Fund	56,406	70,891	82,068
Invesco EQV European Equity Fund	68,032	77,721	111,997
Invesco EQV International Equity Fund	423,883	285,644	341,555
Invesco Global Focus Fund	82,154	72,974	99,002
Invesco Global Fund	1,329,724	1,212,752	1,488,849
Invesco Global Opportunities Fund	478,983	603,235	898,173
Invesco International Small-Mid Company Fund	697,893	677,387	920,546
Invesco MSCI World SRI Index Fund	2,113	1,444	1,590
Invesco Oppenheimer International Growth Fund	1,012,761	1,070,459	1,367,955
I-1

APPENDIX J - BROKERAGE COMMISSIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
Set forth below are brokerage commissions paid by the Funds during the last three fiscal years or periods, as applicable, ended October 31. Unless otherwise indicated, the amount of the brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

	Total $ Amount of Brokerage Commissions Paid[1]			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	2024	2023	2022	2024	2023	2022	2024	2024
Invesco Advantage International Fund	$29,826	$38,635	$20,549	$0	$0	$0	0%	0%
Invesco EQV Asia Pacific Equity Fund	349,927	236,901	348,282	633	0	361	0.18	1.14
Invesco EQV European Equity Fund	346,814	412,839	886,343	234	118	1,468	0.07	0.29
Invesco EQV International Equity Fund	2,501,634	1,745,794	3,109,824	16,910	1,498	2,961	0.68	2.09
Invesco Global Focus Fund[2]	91,968	85,597	152,371	946	0	323	1.03	2.81
Invesco Global Fund	1,829,991	2,317,171	1,556,887	4,126	784	0	0.23	0.74
Invesco Global Opportunities Fund	4,378,484	3,751,834	1,409,492	72,486	65,335	24,590	1.66	1.81
Invesco International Small-Mid Company Fund	4,379,378	4,016,557	3,941,430	5,001	15,688	4,116	0.11	0.10
Invesco MSCI World SRI Index Fund	3,756	1,427	1,026	0	0	0	0.00	0.16
Invesco Oppenheimer International Growth Fund	3,906,017	3,932,578	3,168,924	766	591	369	0.02	0.17
[1] Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.
[2]The variation in brokerage commissions paid by Invesco Global Focus Fund is attributable to a change in portfolio management.
J-1

APPENDIX K - RESEARCH SERVICES AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
RESEARCH SERVICES
The following table shows the dollar amount of brokerage commissions paid to brokers for providing Section 28(e) research/brokerage services under Section 28(e) of the Exchange Act, and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2024. The provision of Section 28(e) research/brokerage services was not necessarily a factor in the placement of all brokerage business with such brokers.

Fund	Amount of Brokerage Transactions Involved[1]	Amount of Commissions Paid to Brokers for Providing 28(e) Eligible Research Services[1]
Invesco Advantage International Fund	$0	$0
Invesco EQV Asia Pacific Equity Fund	207,527,411	339,834
Invesco EQV European Equity Fund	189,243,189	315,945
Invesco EQV International Equity Fund	1,681,044,627	2,410,558
Invesco Global Focus Fund	212,100,610	80,103
Invesco Global Fund	2,352,224,185	1,765,175
Invesco Global Opportunities Fund	2,127,823,430	3,006,562
Invesco International Small-Mid Company Fund	2,299,490,897	4,088,184
Invesco MSCI World SRI Index Fund	0	0
Invesco Oppenheimer International Growth Fund	2,793,160,242	3,858,384
1
Amounts reported are inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.

REGULAR BROKER-DEALERS
During the fiscal year or period, as applicable, ended October 31, 2024, none of the Funds purchased securities of their “regular” brokers or dealers.
K-1

APPENDIX L - PURCHASE, REDEMPTION, EXCHANGE AND PRICING OF SHARES
All references in the following "Purchase, Redemption and Pricing of Shares" section of this SAI to Class A, C and R shares shall include Class A2 and AX (except Invesco Government Money Market Fund) and Class CX shares, respectively, unless otherwise noted. All references in the following "Purchase, Redemption and Pricing of Shares" section of this SAI to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted. The information contained in this section of the SAI does not apply to Invesco SMA High Yield Bond Fund and Invesco SMA Municipal Bond Fund. For more information regarding those funds, please see their SAIs.
Transactions through Financial Intermediaries
If you are investing indirectly in an Invesco Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a Retirement and Benefit Plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Invesco Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Invesco Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in Funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge (CDSC). The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading.
If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a Retirement and Benefit Plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
●
Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees' beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
●
Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
●
Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
●
Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Purchase and Redemption of Shares
Purchases of Class A shares, Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, Class AX shares of Invesco Government Money Market Fund and Invesco Cash Reserve Shares of Invesco Government Money Market Fund and Invesco U.S. Government Money Portfolio

Initial Sales Charges. Each Invesco Fund (other than Invesco Conservative Income Fund and Invesco Short Term Municipal Fund) is grouped into one of six categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Distributors, Inc. (Invesco Distributors) and participating dealers for their expenses incurred in connection with the distribution of the Invesco Funds' shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.
Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund; Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio; and Class A shares and Invesco Cash Reserve Shares of Invesco Government Money Market Fund, are sold without an initial sales charge.
Category I Funds
Invesco Advantage International Fund
Invesco American Franchise Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Convertible Securities Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Large Cap Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco EQV Asia Pacific Equity Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco EQV European Equity Fund
Invesco EQV European Small Company Fund
Invesco EQV International Equity Fund
Invesco EQV International Small Company Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Infrastructure Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Gold & Special Minerals Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco Income Advantage International Fund
Invesco Income Advantage U.S. Fund
Invesco International Diversified Fund
Invesco International Small-Mid Company Fund
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund
Invesco Main Street Fund
Invesco Main Street Mid-Cap Fund
Invesco Main Street Small Cap Fund
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Multi-Strategy Fund
Invesco Oppenheimer International Growth Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco S&P 500 Index Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco Steelpath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco Value Opportunities Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
Category II Funds
Invesco AMT-Free Municipal Income Fund
Invesco California Municipal Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Emerging Markets Local Debt Fund
Invesco Environmental Focus Municipal Fund
Invesco Global Strategic Income Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund

Invesco Income Fund
Invesco International Bond Fund
Invesco Municipal Income Fund
Invesco New Jersey Municipal Fund
Invesco Pennsylvania Municipal Fund
Invesco Quality Income Fund
Invesco Rochester AMT-Free New York Municipal Fund
Invesco Rochester Municipal Opportunities Fund
Invesco Rochester New York Municipals Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	4.25%	4.44%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
Category III Funds
Invesco Limited Term Municipal Income Fund (Class A2 shares)
Invesco Short Duration Inflation Protected Fund (Class A2 shares)

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75%	0.76%	0.50%
$250,000 but less than $1,000,000	0.50%	0.50%	0.40%
As of the close of business on October 30, 2002, Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.
Category IV Funds
Invesco Floating Rate ESG Fund
Invesco Intermediate Term Municipal Income Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund (Class A shares)
Invesco Rochester Limited Term New York Municipal Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund (Class A shares)
Invesco Short Term Bond Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%

Category V Funds
Invesco Senior Floating Rate Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $100,000	3.25%	3.36%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.50%
$250,000 but less than $500,000	1.75%	1.78%	1.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.25%
Category VI Funds
Invesco Active Allocation Fund
Invesco Income Allocation Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund

Amount of Investment	Investor’s Sales Charge		Dealer Concession
	As a Percentage of the Public Offering Price	As a Percentage of the Net Amount Invested	As a Percentage of the Net Amount Invested
Less than $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II or V Funds do not pay an initial sales charge. Investors who purchase $250,000 or more of Class A shares of Category IV or VI Funds do not pay an initial sales charge. In addition, investors who own Class A shares of Category I, II or V Funds and make additional purchases that result in account balances of $1,000,000 or more and investors who own Class A shares of Category IV or VI Funds and make additional purchases that result in account balances of $250,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of Class A shares of $1,000,000 or more (for Category I, II and V) or $250,000 or more (for Category IV or VI Funds), are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II, IV, V or VI Fund, each share will generally be subject to a 1.00% CDSC if the investor redeems those shares within 18 months after purchase.
Invesco Distributors may pay a dealer concession and/or advance a service fee on Large Purchases of Class A shares, as set forth below. Exchanges between the Invesco Funds may affect total compensation paid.
Payments for Purchases of Class A Shares by Investors Other than Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II, IV, V or VI Funds by investors other than Employer Sponsored Retirement and Benefit Plans:
Percent of Purchases – Categories I, II, IV, V and VI
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1% (0.50% for Invesco Short Duration Inflation Protected Fund and 0.75% for Invesco Limited Term Municipal Income Fund and Invesco Short Term Bond Fund) of the first $4 million
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plus 0.50% of the next $46 million
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plus 0.25% of amounts in excess of $50 million

If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, with respect to Categories I or II Funds, or $250,000 with respect to Category IV or VI Funds, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).
If an investor made a Large Purchase of Class A shares of Invesco Short Duration Inflation Protected Fund or Invesco Limited Term Municipal Income Fund on or after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II, IV, V or VI Fund, Invesco Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II, IV, V or VI Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.
Payments for Purchases of Class A Shares at NAV by Employer Sponsored Retirement and Benefit Plans. Invesco Distributors may make the following payments to dealers of record for purchases of Class A shares at net asset value (NAV) of Category I, II, IV, V or VI Funds by Employer Sponsored Retirement and Benefit Plans provided that the applicable dealer of record is able to establish that the plan's purchase of such Class A shares is a new investment (as defined below):
Percent of Purchases
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0.50% of the first $20 million
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plus 0.25% of amounts in excess of $20 million
A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Invesco Fund shares, (ii) an exchange of Invesco Fund shares, (iii) the repayment of one or more Employer Sponsored Retirement and Benefit Plan loans that were funded through the redemption of Invesco Fund shares, or (iv) money returned from another fund family. If Invesco Distributors pays a dealer concession in connection with an Employer Sponsored Retirement and Benefit Plan's or SIMPLE IRA Plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan first invests in Class A shares of an Invesco Fund. If the applicable dealer of record is unable to establish that an Employer Sponsored Retirement and Benefit Plan's or SIMPLE IRA Plan's purchase of Class A shares at NAV is a new investment, Invesco Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.
With regard to any individual jumbo accumulation purchase, Invesco Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).
Fund Reorganizations. Class A Shares issued in connection with a Fund's merger, consolidation, or acquisition of the assets of another Fund will not be charged an initial sales charge.
Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, the applicable initial sales charge for the new purchase may be reduced and will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. These reductions are available to purchasers that meet the qualifications listed in the prospectus under "Qualifying for Reduced Sales Charges and Sales Charge Exceptions."
How to Qualify For Reductions in Initial Sales Charges under Rights of Accumulation (ROAs) or Letters of Intent (LOIs). The following sections discuss different ways that a purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Invesco Funds.

Letters of Intent
A purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a LOI; and (ii) subsequently fulfilling the conditions of that LOI.
Purchases of Class A shares of Invesco Conservative Income Fund and Invesco Short Term Municipal Fund; Invesco Cash Reserve Shares of Invesco U.S. Government Money Portfolio; and Class A, Class AX or Invesco Cash Reserve Shares of Invesco Government Money Market Fund, as applicable, or Class IB, IC, Y and Investor Class shares of any Invesco Fund, will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges since they cannot be tied to a LOI.
The LOI confirms the total investment in shares of the Invesco Funds that the purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:
Calculating the Initial Sales Charge
●
Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).
●
It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.
●
The offering price may be further reduced as described below under "Rights of Accumulation" if Invesco Investment Services, Inc., the Invesco Funds' transfer agent (Transfer Agent) is advised of all other accounts at the time of the investment.
●
Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.
Calculating the Number of Shares to be Purchased
●
Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.
●
If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at any time prior to the completion of the original LOI. This revision will not change the original expiration date.
●
The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.
Fulfilling the Intended Investment
●
By signing a LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser generally will have to pay the increased amount of sales charge.
●
To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount computed to the nearest full share out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released, and additional purchases will be subject to the appropriate breakpoint sales charge based on the account's current ROA value.

●
If the intended investment is not completed, the purchaser generally will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the total amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.
●
Accounts linked under the LOI revert back to ROA once a LOI is met, regardless of expiration date.
Canceling the LOI
●
If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Distributors or its designee.
●
If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his or her total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.
Other Persons Eligible for the LOI Privilege
The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.
LOIs and Contingent Deferred Sales Charges
All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II or V Funds or $250,000 or more of Class A shares of Category IV or VI Funds are subject to an 18-month, 1% CDSC.
Rights of Accumulation
A purchaser may also qualify for reduced initial sales charges under Invesco’s ROA policy. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Distributors takes into account not only the money that is invested upon such proposed purchase, but also the value of all shares of the Invesco Funds owned by such purchaser, calculated at their then current public offering price.
If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Invesco Fund with a value of $30,000 and wishes to invest an additional $30,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 4.50% will apply to the full $30,000 purchase and not just to the $10,000 in excess of the $50,000 breakpoint.
To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.
ROAs are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
Certain participants utilizing an Invesco 403(b)(7) Custodial Account who were granted ROA at the plan level prior to December 15, 2023, are also eligible to receive a reduced applicable initial sales charge pursuant to that plan-level ROA arrangement.
If an investor's new purchase of Class A shares of a Category I, II, IV, V or VI Fund is at net asset value, the newly purchased shares may be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.

Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Distributors reserves the right to determine whether any purchaser is entitled to a reduced sales charge based upon the qualifications set forth in the prospectus under "Qualifying for Reduced Sales Charges and Sales Charge Exceptions."
Class A Shares Sold Without an Initial Sales Charge. Invesco Distributors permits certain other investors to invest in Class A shares without paying an initial sales charge, generally as a result of the investor's current or former relationship with the Invesco Funds. It is possible that a financial intermediary may not, in accordance with its policies and procedures, be able to offer one or more of these waiver categories. If this situation occurs, it is possible that the investor would need to invest directly through an account without a designated intermediary in order to take advantage of the waiver. The Funds may terminate or amend the terms of these sales charge waivers at any time.
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Any current, former or retired trustee, director, officer or employee (or any immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any such persons;
●
Any current or retired officer, director, or employee (and members of his or her immediate family) of DST Systems, Inc.;
●
Shareholders who received Class A shares of an Invesco Fund on June 1, 2010 in connection with the reorganization of a predecessor fund in which such shareholder owned Class H, Class L, Class P, and/or Class W shares, who purchase additional Class A shares of the Invesco Fund;
●
Shareholders of record holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of Invesco Constellation Fund or Invesco Charter Fund, respectively;
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Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of Invesco Constellation Fund in an account established without a designated intermediary; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of Invesco Constellation Fund is effected within 30 days of the redemption or repurchase;
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Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds who purchase additional Class A shares;
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Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time, who purchase additional Class A shares;
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Shareholders of record of Advisor Class shares of an Invesco Fund on February 11, 2000 who have continuously owned shares of that Invesco Fund, who purchase additional shares of that Invesco Fund;
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Shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares and who since that date have continuously held Class A shares, who purchase additional Class A shares;
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Shareholders of record of Class B shares of Invesco Global Dividend Growth Securities Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund;
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Shareholders of record of Class B shares of Invesco Van Kampen Global Equity Allocation Fund who received Class A shares of the Invesco Global Core Equity Fund in connection with a reorganization on May 20, 2011 and who since that date have continuously owned Class A shares, who purchase additional Class A shares of Invesco Global Core Equity Fund; and
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Unitholders of Invesco unit investment trusts who enrolled prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Invesco Funds, who receive Class A shares of an Invesco Fund pursuant to such reinvestment program in an account established without a designated intermediary. The Invesco Funds reserve the right to modify or terminate this program at any time.
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Certain IRA accounts and payroll deduct IRA programs held directly at Invesco for which intermediaries offered Class A shares without an initial sales charge, pursuant to an arrangement with OppenheimerFunds Distributor, Inc. prior to May 28, 2019.
●
Certain participants in Employer-Sponsored IRA Plans utilizing Invesco Trust Company custodial accounts who were offered Class A shares without an initial sales charge prior to December 15, 2023, who purchase additional Class A shares.
Payments to Dealers. Invesco Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Distributors or its designee during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.
The financial intermediary through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In this context, "financial intermediaries" include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Distributors or one or more of its corporate affiliates (collectively, the Invesco Distributors Affiliates). In addition to those payments, Invesco Distributors Affiliates may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Invesco Funds. Invesco Distributors Affiliates make these payments from their own resources, from Invesco Distributors' retention of underwriting concessions and from payments to Invesco Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Distributors Affiliates will be reimbursed directly by the Invesco Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial intermediary, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial intermediaries that sell shares of the Invesco Funds receive one or more types of these cash payments. Financial intermediaries negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Invesco Distributors Affiliates do not make an independent assessment of the cost of providing such services.
Certain financial intermediaries listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial intermediaries not listed below. Accordingly, please contact your financial intermediary to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.
Financial Support Payments. Invesco Distributors Affiliates make financial support payments as incentives to certain financial intermediaries to promote and sell shares of Invesco Funds. The benefits Invesco Distributors Affiliates receive when they make these payments include, among other things, placing Invesco Funds on the financial intermediary's funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary's sales force or to the financial intermediary's management. Financial support payments are sometimes referred to as "shelf space" payments because the payments compensate the financial intermediary for including Invesco Funds in its Fund sales system (on its sales shelf). Invesco Distributors Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to Retirement and Benefit Plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).
The financial support payments Invesco Distributors Affiliates make may be calculated on sales of shares of Invesco Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all such shares sold by the financial intermediary during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Invesco Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of Invesco Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of Invesco Funds in investor accounts. Invesco Distributors Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Sub-Accounting and Networking Support Payments. The Transfer Agent, an Invesco Distributors Affiliate, acts as the transfer agent for the Invesco Funds, registering the transfer, issuance and redemption of Invesco Fund shares, and disbursing dividends and other distributions to Invesco Funds shareholders. However, many Invesco Fund shares are owned or held by financial intermediaries, as that term is defined above, for the benefit of their customers. In those cases, the Invesco Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediary. In these situations, Invesco Distributors Affiliates may make payments to financial intermediaries that sell Invesco Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Class R5 shares) or 0.10% (for Class R5 shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Class R5 shares only). No Sub-Accounting or Networking Support payments will be made with respect to Invesco Funds' Class R6 shares or Institutional Class shares. Invesco Distributors Affiliates also may make payments to certain financial intermediaries that sell Invesco Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $10 per shareholder account maintained on certain mutual fund trading systems.
All fees payable by Invesco Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Invesco Funds, subject to certain limitations approved by the Board of the Trust.
Other Cash Payments. From time to time, Invesco Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial intermediary, one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading systems, financial assistance to financial intermediaries that enable Invesco Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Invesco Distributors Affiliates make payments for entertainment events they deem appropriate, subject to Invesco Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
Invesco Distributors Affiliates are motivated to make the payments described above because they promote the sale of Invesco Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of Invesco Funds or retain shares of Invesco Funds in their clients' accounts, Invesco Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Distributors Affiliates by the Invesco Funds with respect to those assets.
In certain cases these payments could be significant to the financial intermediary. Your financial intermediary may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial intermediary about any payments it receives from Invesco Distributors Affiliates or the Invesco Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial intermediary at the time of purchase.
Certain Financial Intermediaries That Received One or More Types of Payments
Adhesion Wealth Advisor Solutions
Admin Partners LLC
ADP Broker Dealer Inc
Alight Financial Solutions LLC
Allianz Life
Allstate
Alta Montclair
Altruist Financial LLC
American Enterprise Investment
American Fidelity Assurance Company
American General
American Property Casualty Insurance Association
American United Life Insurance Company
Apex
Ascensus LLC
Atria Wealth Solutions Inc
Avantax Investment Services Inc
AXA Advisors LLC
AXA Equitable
AXOS Financial Inc.
Bank of America NA
Bank of New York Mellon
Bank of Oklahoma – Nabank & Co
Bay Bridge Administrators LLC
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BOSC Inc
Brighthouse Life Insurance Co
Broadway National Bank
Brown Brothers Harriman & Co
Cadaret Grant and Co Inc
Cambridge Investment Research Inc
Carson Pacific Llc
Cavu Securities, LLC
Cetera Financial Group Inc
Cetera Investment Services LLC
Charles Schwab and Company Inc
Citibank NA
Citigroup Global Markets
Cmfg Life Insurance Company
CoBank
Comerica Bank
Commonwealth Financial Network
Concurrent Investment Advisors Llc
CUSO Financial Services LP
Delaware Life Insurance Company
Educators Benefit Consultants LLC
Edward Jones & Co
Ekon Benefits
Empire Fidelity Investments
Empower
Envestnet Asset Management Inc
Envoy Plan Services Inc
Equitable Advisors LLC
Equitable Life
Fidelity Brokerage Services
Fidelity Institutional
Fidelity Investments
Fifth Third
Financial Data Services Inc
First Command
First Financial Administrators
Frost Brokerage Services Inc
Frost National Bank
Genworth Financial
Goldman Sachs & Co
Guardian Insurance & Annuity Co Inc
Hantz Financial Services Inc
Hare and Company
Hartford Life
Hightower Holding Llc
Hilltop Securities Inc
Huntington Securities Inc
Institutional Cash Distributors LLC
Jackson National Life
Janney Montgomery Scott LLC
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
John Hancock
JP Morgan Chase Bank
JP Morgan Clearing Corp
JP Morgan Securities LLC
Kestra Investment Services LLC
Key Bank National Association
Legend Group Adviserv
Lincoln Benefit Life Company
Lincoln Investment Planning
Lincoln National Life Insurance
LPL Financial LLC
Mass Mutual
Merrill Lynch
Merrill Lynch Pierce Fenner and Smith Inc
Metropolitan Life Insurance Company
Midland National Life Insurance Co
Minnesota Life
Mitsubishi UFJ Trust and Banking
MML Investors Services LLC
Moreton Asset Management
Moreton Capital Markets LLC
Morgan Stanley
MSCS Financial Services Inc
Mutual Securities Inc
National Benefit Services LLC
National Financial Services LLC
National Plan Administrators Inc
Nationwide
New York Life Insurance and Annuity Corporation
Newport Retirement Plan Services Inc
Next Financial Group Inc
NFP Retirement Inc
Northwestern Mutual Investment Services
Oppenheimer & Co Inc
Osaic, Inc
Pacific Financial Group
Pacific Life Insurance Company
Penserv Plan Services Inc
Pershing
Pershing LLC
Plains Capital Bank
Plan Administrators Inc
PNC Capital Markets LLC
PNC Investments LLC
Primerica Financial Services
Principal Life Insurance Company
Protective Life
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities LLC
Prudential
Raymond James
RBC Capital Markets LLC
RBC Wealth Management
Reliance Trust Company
Rhode Island
Riversource Life Insurance Company
Robert W Baird and Co Inc
Sammons Financial Network LLC
Sanctuary Wealth Group
SB Business Services LLC

Schools First Plan Administration
Security Distributors Inc
Security Financial Resources
SEI Private Trust Company
Sorrento Pacific Financial LLC
Standard Insurance Company
State Street Corporation
Steward Partners
Stifel Nicolaus & Co Inc
Sungard
T Rowe Price Associates Inc
Talcott Resolution Life Insurance Company
TCG Administrators
TD Ameritrade
TDS Group Inc
Texas Capital Bank
The OMNI Group
TIAA-CREF
Transamerica Financial Life Insurance Company
Transamerica Life Insurance Company
Treasury Curve
Truist
Trust Management Network LLC
UBS Financial Services Inc
Ultimate Asset Services LLC
UMB Bank
US Bancorp Investments Inc
US Bank
VALIC Financial
Vanguard Brokerage Services
Vanguard Group Inc
Variable Annuity Life Insurance Co
VOYA Financial Advisors Inc
VOYA Insurance and Annuity Company
VOYA Retirement Insurance and Annuity Company
VOYA Services Company
VRSCO-American General Distributors
Wedbush Securities Inc
Wells Fargo
Wells Fargo Securities LLC
Western International Securities Inc
Zions First National Bank
Zurich American Life Insurance Company
Purchases of Class C Shares
Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase. See the prospectus for additional information regarding this CDSC. Invesco Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Invesco Funds at the time of such sales. Payments with respect to Invesco Funds other than Invesco Floating Rate ESG Fund and Invesco Short Term Bond Fund will generally equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Floating Rate ESG Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. Payments with respect to Invesco Short Term Bond Fund will equal 0.65% of the purchase price and will consist of a sales commission of 0.40% plus an advance of the first year service fee of 0.25%. (Invesco Distributors has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares of Invesco Short Term Bond Fund. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2025. While the fee waiver agreement is in place, payments with respect to Invesco Short Term Bond will equal 0.50% of the purchase price and will consist of a sales commission of 0.25% plus an advance of the first year service fee of 0.25%.) These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Invesco Funds on or after May 1, 1995, and in circumstances where Invesco Distributors grants an exemption on particular transactions.
Payments with Regard to Converted Class K Shares
For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares' Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Distributors' own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.
Purchase and Redemption of Class P Shares
Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see Invesco Summit Fund's prospectus for details.
Purchases of Class R Shares
Class R shares are sold at net asset value and are not subject to an initial sales charge. Invesco Distributors may pay dealers of record an annual distribution and/or service fee of up to 0.50% of average daily net assets and such payments will commence immediately. For any Class R shares sold on or before January 17, 2020 that received an upfront dealer concession, Invesco Distributors may pay dealers of record an annual distribution and/or service fee of up to 0.50% of average daily net assets and such payments will commence in the 13th month from the date of purchase.

Purchases of Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor's systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Purchases of Class Y Shares
Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the prospectus for more information.
Purchases of Investor Class Shares
Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.
Purchases of Class R5 and R6 Shares
Class R5 and R6 shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Class R5 and R6 prospectus for more information.
Closure of Class R5 shares
The Fund discontinued sales of its Class R5 shares to new investors after the close of business on September 30, 2024. Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.
Exchanges
Terms and Conditions of Exchanges. Normally, shares of an Invesco Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received. If a shareholder is exchanging into a Fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.
Redemptions
General. Shares of the Invesco Funds may be redeemed directly through the Transfer Agent or through any dealer who has entered into an agreement with Invesco Distributors. A redemption is effected at the net asset value per share of the applicable Fund next determined after the redemption request is received in good order. To be in good order, the investor, either directly or through his financial intermediary must give the

Funds’ transfer agent all required information and documentation. Payments from a redemption generally constitute taxable events. Because such payments are funded by the redemption shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income.
An investor or a financial intermediary may submit a written request to the Funds’ transfer agent for correction of transactions involving Fund shares. If the Funds’ transfer agent agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Funds for any resulting loss.
Payment for redeemed institutional shares is normally made by Federal Reserve wire to the bank account designated in the investor’s account application, while payment for redeemed retail shares is normally made by check, but may be sent electronically by either Federal Reserve wire or ACH at the investor’s request. Any changes to bank instructions must be submitted to the Funds’ transfer agent in writing. The Funds’ transfer agent may request additional documentation. For funds that allow checkwriting, if you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. Effective August 28, 2023, the Funds’ transfer agent ceased accepting Check Writing authorization forms. Effective December 31, 2023, the Fund’s transfer agent ceased accepting checks as a valid form of redemption.
The Funds’ transfer agent may request that an intermediary maintain separate master accounts in the Funds for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.
With regard to Money Market Funds that do not qualify as Government Money Market Funds, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed, if such fee is determined to be in the best interest of the Fund. The Board has delegated liquidity fee determinations to the Adviser. For Funds that do not qualify as Government Money Market Funds, when a fee is in place, shareholders will not be permitted to exchange into or out of a Fund.
The Board may, in its discretion, terminate a liquidity fee at any time if it believes such action to be in the best interest of the Fund and its shareholders. When a fee is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee is in effect.
The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Money Market Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. The Board of the Retail and Government Money Market Funds may suspend redemptions and liquidate if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of an Invesco Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by the Transfer Agent. To provide funds for payments made under the Systematic Redemption Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.
Payments under a Systematic Redemption Plan generally constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

Each Invesco Fund bears its share of the cost of operating the Systematic Redemption Plan.
Contingent Deferred Sales Charges Imposed upon Redemption of Shares
A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II, IV, V and VI Funds, upon the redemption of Class C shares. (No CDSC applies to Class A2 shares.) See the prospectus for additional information regarding CDSCs.
Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II, IV, V or VI Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:
●
Redemptions of shares held by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class A shares held by the plan;
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Redemptions of shares by the investor where the investor's financial intermediary has elected to waive the amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment;
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Minimum required distributions made in connection with a Retirement and Benefit Plan following attainment of age 70 1∕2 , or older, and only with respect to that portion of such distribution that does not exceed 12% annually of the participant's beneficiary account value in a particular Fund;
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Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver; and
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Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, provided; the investor reinvests his dividends.
Contingent Deferred Sales Charge Exceptions for Class C Shares. CDSCs will not apply to the following redemptions of Class C shares, as applicable:
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Redemptions following the death or post-purchase disability of a registered shareholder or beneficial owner of an account. Subsequent purchases into such account are not eligible for the CDSC waiver;
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Distributions from Retirement and Benefit Plans where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1∕2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another Retirement and Benefit Plan invested in Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;
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Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends;
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Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and
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Investment account(s) of Invesco and its affiliates.
In addition to the foregoing, CDSCs will not apply to the following redemptions of Class C shares:
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Redemption of shares held by Employer Sponsored Retirement and Benefit Plans or Employer

Sponsored IRAs in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; or
●
A total or partial redemption of shares where the investor's financial intermediary has elected to waive amounts otherwise payable to it by Invesco Distributors and notifies Invesco Distributors prior to the time of investment.
It is possible that a financial intermediary may not be able to offer one or more of the waiver categories described in this section. If this situation occurs, it is possible that the investor would need to invest directly through an account without a designated intermediary in order to take advantage of these waivers. Investors should ask their financial intermediary whether they offer the above CDSCs. The Funds may terminate or amend the terms of these CDSCs at any time.
General Information Regarding Purchases, Exchanges and Redemptions
Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with the Transfer Agent's policies and procedures and U.S. regulations. The Transfer Agent reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply the Transfer Agent with all required information and documentation, including signature guarantees and notary public stamps as required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to the Transfer Agent in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.
Authorized Agents. The Transfer Agent and Invesco Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Invesco Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund's authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund's authorized agent or its designee. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Signature Guarantees. Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. While a notary public stamp may be accepted in certain limited situations, it is not an acceptable replacement for a signature guarantee. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution" and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of the Transfer Agent.
Transactions by Telephone. By signing an account application form, an investor agrees that the Transfer Agent may surrender for redemption any and all shares held by the Transfer Agent in the designated account(s), or in any other account with any of the Invesco Funds, present or future, which has the identical registration as the designated account(s). The Transfer Agent is thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Invesco Funds, provided that such Fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.
Internet Transactions. An investor may effect transactions in his account through the Internet by establishing a Personal Identification Number (PIN). By establishing a PIN the investor acknowledges and agrees that neither the Transfer Agent nor Invesco Distributors will be liable for any loss, expense or cost arising out of any Internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of Internet transactions include requests for confirmation of the shareholder's PIN and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect Internet transactions may be terminated at any time by the Invesco Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.
Inactive or Unclaimed Accounts. The Fund may be required to close your account after a period of inactivity, as determined by applicable U.S. state or territory abandoned or unclaimed property laws and regulations, and transfer your shares to the appropriate U.S. state or territory. Please be advised that abandoned or unclaimed property laws and regulations for certain U.S. states or territories require financial organizations to transfer (escheat) unclaimed property to the appropriate U.S. state or territory if no activity occurs in an account for a period of time as specified by applicable laws and regulations. These laws and regulations may require the transfer of shares of the Fund, including shares held through a traditional or Roth IRA account. For traditional IRA accounts escheated to a U.S. state or territory under these abandoned or unclaimed property laws and regulations, the escheatment will generally be treated as a taxable distribution from your IRA to you; federal and any applicable state income tax may be withheld. This may apply to Roth IRA accounts in addition to traditional IRA accounts. It is the responsibility of the investor to ensure that the Transfer Agent maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to the Transfer Agent. Upon receiving returned mail, the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Transfer Agent is unable to locate the investor, then it will determine whether the investor's account has legally been abandoned. The Transfer Agent is legally obligated to escheat abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction. For more information on unclaimed property and how to maintain an active account, please contact the Fund's transfer agent.
Retirement and Benefit Plans Sponsored by Invesco Distributors. Invesco Distributors acts as the prototype sponsor for certain types of Retirement and Benefit Plan documents. These Retirement and Benefit Plan documents are generally available to anyone wishing to invest Retirement and Benefit Plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial intermediary for details.
Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:
●
an annual custodial fee on accounts where Invesco Distributors acts as the prototype sponsor;
●
expedited mailing fees in response to overnight redemption requests; and

●
copying and mailing charges in response to requests for duplicate statements.
Please consult with your intermediary for further details concerning any applicable fees.
Offering Price
The following formula may be used to determine the public offering price per Class A share of an investor’s investment:
Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price. For example, at the close of business on October 31, 2024, a Fund – Class A shares had a net asset value per share of $11.25. The offering price, assuming an initial sales charge of 5.50%, therefore was $11.90.
Class R5 and R6 shares of the Invesco Funds are offered at net asset value.
The offering price of each money market fund's shares is the Fund's net asset value per share. The Invesco U.S. Government Money Portfolio and Invesco Government Money Market Fund value their portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share.
Calculation of Net Asset Value
Each Invesco Fund, except for Invesco Government Money Market Fund, generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund, except for Invesco Government Money Market Fund, generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day.  Invesco Government Money Market Fund will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. The Invesco Funds determine net asset value per share by dividing the value of an Invesco Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of an Invesco Fund's net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date, as described below. Under normal circumstances, market valuation and fair valuation, as described below, are not used to determine share price for money market funds that seek to maintain a constant NAV because shares of money market funds are valued at amortized cost, as described below.
With respect to non-money market funds, the net asset value for shareholder transactions may be different than the net asset value reported in the Invesco Fund's financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Invesco Fund at period end.
Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange traded options are valued at the final settlement price from the exchange where the option principally trades. When a final settlement price does not exist, exchange traded options shall be valued at the mean of the last bid/ask quotation generally from the exchange where the option principally trades. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. A security listed or traded on an exchange (excluding convertible bonds) held by an Invesco Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations the mean between the last bid and ask prices. Senior secured floating rate loans, corporate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the NAV of an Invesco Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If the Adviser believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using the valuation policy approved by the Board and related procedures.
Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Adviser may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using the valuation policy approved by the Board and related procedures. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts, domestic and foreign index futures, and exchange-traded funds.
Invesco Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Invesco Fund. Because the NAV per share of each Invesco Fund is determined only on business days of the Invesco Fund, the value of the portfolio securities of an Invesco Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Invesco Fund.
Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by the Adviser in accordance with the valuation policy approved by the Board and related procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
Calculation of Net Asset Value (Certain Invesco Money Market Funds)
The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize each Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include daily calculation of the extent of the deviation, if any, of the current net asset value per share using available market quotations from the fund’s amortized cost price per share, and the periodic review by the Trustees of the amount of such deviation. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available market quotations are used to establish the market-based net asset value, the net asset value could possibly be more or less than $1.00 per share. The Funds intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Funds’ procedures which are designed to stabilize each Fund’s price per share at $1.00.
Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Funds’ investments is high or lower than the price that would be received if the investments were sold.
Redemptions in Kind
Although the Invesco Funds generally intend to pay redemption proceeds solely in cash, the Invesco Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an Invesco Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Invesco Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Invesco Funds, made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election) and therefore, the Trust, on behalf of an Invesco Fund, is obligated to redeem for cash all shares presented to such Invesco Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Invesco Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Backup Withholding
Accounts submitted without a correct, certified taxpayer identification number (TIN) or, alternatively, a correctly completed and currently effective IRS Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information, generally will be subject to backup withholding.
Each Invesco Fund, and other payers, generally must withhold 24% of reportable dividends (whether paid in cash or reinvested in additional Invesco Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Invesco Funds with a TIN and a certification that he is not subject to backup withholding.

An investor is subject to backup withholding if:
1. The investor fails to furnish a correct TIN to the Invesco Fund;
2. the IRS notifies the Invesco Fund that the investor furnished an incorrect TIN;
3. the investor or the Invesco Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);
4. the investor fails to certify to the Invesco Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or
5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.
Certain payees and payments are exempt from backup withholding and information reporting. Invesco or the Transfer Agent will not provide Form 1099 to those payees.
Investors should contact the IRS if they have any questions concerning withholding.
IRS Penalties. Investors who do not supply the Invesco Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
Nonresident Aliens. Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX M - AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plan for the fiscal year or periods, as applicable, ended October 31, 2024 follows:

Fund	Class A	Class C Shares	Class R Shares	Investor Class Shares
Invesco Advantage International Fund	$36,639	$31,005	$22,632	N/A
Invesco EQV Asia Pacific Equity Fund	742,584	54,855	N/A	N/A
Invesco EQV European Equity Fund	611,933	55,787	20,995	$160,644
Invesco EQV International Equity Fund	2,729,765	198,339	285,194	N/A
Invesco Global Focus Fund	753,512	273,615	161,638	N/A
Invesco Global Fund	14,146,792	1,305,706	928,180	N/A
Invesco Global Opportunities Fund	4,168,570	1,202,340	643,220	N/A
Invesco International Small-Mid Company Fund	1,794,254	164,193	313,629	N/A
Invesco MSCI World SRI Index Fund	3,716	2,079	4,161	N/A
Invesco Oppenheimer International Growth Fund	2,561,405	459,801	1,104,235	N/A
For the fiscal year ended October 31, 2024, there were unreimbursed distribution-related expenses with respect to the following Funds:
Fund	Class A Shares
Invesco Advantage International Fund	$7,264
Invesco Global Focus Fund	41,194
Invesco International Small-Mid Company Fund	30,087
M-1

APPENDIX N - ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year or periods, as applicable, ended October 31, 2024, follows:

Fund	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Advantage International Fund	$0	$0	$0	$0	$36,639	$0	$0
Invesco EQV Asia Pacific Equity Fund	0	0	0	0	742,584	0	0
Invesco EQV European Equity Fund	0	0	0	0	611,933	0	0
Invesco EQV International Equity Fund	0	0	0	0	2,729,765	0	0
Invesco Global Focus Fund	0	0	0	0	753,512	0	0
Invesco Global Fund	0	0	0	0	14,146,792	0	0
Invesco Global Opportunities Fund	0	0	0	0	4,168,570	0	0
Invesco International Small-Mid Company Fund	0	0	0	0	1,794,254	0	0
Invesco MSCI World SRI Index Fund	0	0	0	0	3,716	0	0
Invesco Oppenheimer International Growth Fund	0	0	0	0	2,561,405	0	0

An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, follows:
Fund	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Advantage International Fund	$26	$19	$35	$3,165	$27,411	$339	$10
Invesco EQV Asia Pacific Equity Fund	35	25	47	4,310	49,969	455	14
Invesco EQV European Equity Fund	31	22	40	3,710	51,590	382	12
Invesco EQV International Equity Fund	112	78	143	13,235	183,367	1,362	42
Invesco Global Focus Fund	163	106	189	18,361	252,862	1,877	57
Invesco Global Fund	640	436	793	74,508	1,221,401	7,693	235
Invesco Global Opportunities Fund	583	412	779	70,946	1,122,123	7,272	225
Invesco International Small-Mid Company Fund	68	48	93	8,404	154,687	867	26
Invesco MSCI World SRI Index Fund	1	1	1	142	1,919	15	0
Invesco Oppenheimer International Growth Fund	212	146	275	25,477	431,016	2,595	80

An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended October 31, follows:
Fund	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco Advantage International Fund	$8	$6	$12	$354	$22,138	$111	$3
Invesco EQV European Equity Fund	2	1	3	83	20,879	26	1
Invesco EQV International Equity Fund	23	15	26	849	284,007	266	8
Invesco Global Focus Fund	49	35	65	1,969	158,892	609	19
Invesco Global Fund	645	427	766	24,471	894,074	7,567	230
Invesco Global Opportunities Fund	304	207	379	11,829	626,773	3,616	112
Invesco International Small-Mid Company Fund	154	111	211	6,324	304,815	1,953	61
Invesco MSCI World SRI Index Fund	1	1	1	38	4,109	11	0
Invesco Oppenheimer International Growth Fund	262	183	340	10,441	1,089,670	3,240	99

An estimate by category of the allocation of actual fees paid by Investor Class shares of the Funds during the fiscal year ended October 31, follows:
Fund	Advertising	Printing & Mailing	Seminars	Underwriters Compensation	Dealers Compensation	Personnel	Travel Relating to Marketing
Invesco EQV European Equity Fund	$563	$388	$713	$0	151,894	$6,877	$209
N-1

APPENDIX O - TOTAL SALES CHARGES
The following chart reflects the total sales charges paid in connection with the sale of applicable classes of shares of the Funds and the amount retained by Invesco Distributors for the last three fiscal years or periods, as applicable, ended October 31.

	2024		2023		2022
	Sales Charges	Amount Retained	Sales Charges	Amount Retained	Sales Charges	Amount Retained
Invesco Advantage International Fund	$45,297	$10,225	$54,590	$11,607	$69,087	$13,773
Invesco EQV Asia Pacific Equity Fund	212,797	26,496	278,980	34,546	355,014	44,747
Invesco EQV European Equity Fund	101,393	13,480	124,528	16,915	150,086	19,501
Invesco EQV International Equity Fund	827,998	105,825	810,653	100,509	933,055	113,437
Invesco Global Focus Fund	487,711	61,191	561,389	71,354	694,766	84,655
Invesco Global Fund	1,342,616	232,598	1,404,126	247,116	1,468,258	246,494
Invesco Global Opportunities Fund	1,222,800	175,443	1,599,217	223,163	2,314,581	323,466
Invesco International Small-Mid Company Fund	197,463	31,004	196,152	33,472	158,556	29,999
Invesco MSCI World SRI Index Fund	1,309	—	1,779	—	2,756	—
Invesco Oppenheimer International Growth Fund	347,475	67,169	362,386	67,075	404,457	79,821

The contingent deferred sales charges paid by certain shareholders of the Funds and retained by Invesco Distributors for the last three fiscal years or periods, as applicable, ended October 31 is reflected below:

	2024	2024	2023	2023	2022	2022
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Invesco Advantage International Fund	$—	$1	$—	$53	$—	$79
Invesco EQV Asia Pacific Equity Fund	323	1,257	118	3,111	2,263	553
Invesco EQV European Equity Fund	18	308	14	535	33,991	453
Invesco EQV International Equity Fund	7,390	1,036	4,082	982	62,264	1,313
Invesco Global Focus Fund	668	1,619	9,194	889	6,011	5,185
Invesco Global Fund	2,518	4,032	1,451	4,155	5,702	4,400
Invesco Global Opportunities Fund	23,078	9,114	3,950	7,266	14,177	15,162
Invesco International Small-Mid Company Fund	751	552	2,447	448	—	494
Invesco MSCI World SRI Index Fund	—	—	—	—	—	—
Invesco Oppenheimer International Growth Fund	2,628	965	1,178	497	11,070	6,568
O-1

PART C. OTHER INFORMATION
Item 28. Exhibits.
Exhibit Number			Description
a	(1)	(a)	Fifth Amended and Restated Agreement and Declaration of Trust of Registrant dated September 20, 2022.(37)
a	(1)	(b)	Amendment No 1, effective February 10, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (*)
a	(1)	(c)	Amendment No 2, effective April 24, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (*)
a	(1)	(d)	Amendment No 3, effective July 28, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (*)
a	(1)	(e)	Amendment No 4, effective September 21, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022. (*)
b			Bylaws, adopted effective September 20, 2022.(35)
c			Articles II, VI, VII, VIII and IX of the Fifth Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Bylaws define rights of holders of shares.
d	(1)	(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (17)
d	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (17)
d	(1)	(c)	Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (17)
d	(1)	(d)	Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (17)
d	(1)	(e)	Amendment No. 4, dated February 28, 2022, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (35)
d	(1)	(f)	Amendment No. 5, dated February 10, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (35)
d	(1)	(g)	Amendment No. 6, dated April 24, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (35)
d	(1)	(h)	Amendment No. 7, dated July 28, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (35)
d	(1)	(i)	Amendment No. 8, dated September 21, 2023, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (35)
d	(1)	(j)	Amendment No. 9, dated September 11, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc. (*)
d	(2)	(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between
Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong
Limited and Invesco Senior Secured Management, Inc.(17)

d	(2)	(b)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(17)

Exhibit Number			Description
d	(2)	(c)
Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(17)

d	(2)	(d)
Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(17)

d	(2)	(e)
Amendment No. 4, dated February 28, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(35)

d	(2)	(f)
Amendment No. 5, dated February 10, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(35)

d	(2)	(g)
Amendment No. 6, dated April 24, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(35)

d	(2)	(h)
Amendment No. 7, dated March 16, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(35)

d	(2)	(i)
Amendment No. 8, dated September 21, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract
for Mutual Funds, dated July 1, 2020 between Invesco Advisers, Inc. on behalf of Registrant, and each of Invesco
Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset
Management (Japan) Ltd., Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(35)

d	(3)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(14)
d	(3)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(15)
d	(3)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(15)
d	(3)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(15)
d	(3)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(17)
d	(3)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(18)
d	(3)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(19)
d	(3)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.(20)
d	(3)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (22)

Exhibit Number			Description
d	(3)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (22)
d	(3)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (22)
d	(3)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (23)
d	(3)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (26)
d	(3)	(n)	Amendment No. 13 dated February 13, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)
d	(3)	(o)	Amendment No. 14 dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (27)
d	(3)	(p)	Amendment No. 15 dated June 14, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (27)
d	(3)	(q)	Amendment No. 16, dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (28)
d	(3)	(r)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)
d	(3)	(s)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (35)
d	(3)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (36)
d	(3)	(u)	Amendment No. 20, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (38)
d	(3)	(v)	Amendment No. 21, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (*)
d	(4)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(14)
d	(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (15)
d	(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (15)
d	(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (15)
d	(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (17)
d	(4)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (18)
d	(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (19)
d	(4)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (20)
d	(4)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (22)

Exhibit Number			Description
d	(4)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (22)
d	(4)	(k)	Amendment No. 10 April 29, 2022, dated, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (22)
d	(4)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (23)
d	(4)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (26)
d	(4)	(n)	Amendment No. 13, dated February 13, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (25)
d	(4)	(o)	Amendment No. 14, dated April 24, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (27)
d	(4)	(p)	Amendment No. 15, dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (28)
d	(4)	(q)	Amendment No. 16, dated September 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (28)
d	(4)	(r)	Amendment No. 17, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (35)
d	(4)	(s)	Amendment No. 18, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (35)
d	(4)	(t)	Amendment No. 19, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (36)
d	(4)	(u)	Amendment No. 20 September 10, 2024, dated, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (38)
d	(4)	(v)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (*)
d	(4)	(w)
Termination Agreement dated December 25, 2024, with respect to the Amended and Restated Sub-Advisory Contract –
Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020. (*)

d	(5)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(14)
d	(5)	(b)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(16)
d	(5)	(c)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(19)
d	(5)	(d)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(19)
d	(5)	(e)	Amendment No. 4, dated March 16, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (28)
d	(5)	(f)	Amendment No. 5, dated December 1, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (35)
d	(5)	(g)	Amendment No. 6, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (35)
d	(5)	(h)	Amendment No. 7, dated April 29, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (36)

Exhibit Number			Description
d	(5)	(i)	Amendment No. 8, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(38)
d	(5)	(j)	Amendment No. 9, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (*)
e	(1)	(a)	Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(14)
e	(1)	(b)	Amendment No.1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(15)
e	(1)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(15)
e	(1)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(15)
e	(1)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(13)
e	(1)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(18)
e	(1)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(19)
e	(1)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement between the Registrant and Invesco Distributors, Inc. dated July 1, 2020.(22)
e	(1)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (22)
e	(1)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (22)
e	(1)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (22)
e	(1)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (23)
e	(1)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (26)
e	(1)	(n)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (26)
e	(1)	(o)	Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (25)
e	(1)	(p)	Amendment No. 15, dated April 24, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (27)
e	(1)	(q)	Amendment No. 16, dated June 14, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (27)
e	(1)	(r)	Amendment No. 17, dated September 21, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (28)
e	(1)	(s)	Amendment No. 18, dated December 1, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)
e	(1)	(t)	Amendment No. 19, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)

Exhibit Number			Description
e	(1)	(u)	Amendment No. 20, dated December 19, 2023, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (35)
e	(1)	(v)	Amendment No. 21, dated April 29, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (37)
e	(1)	(w)	Amendment No. 22, dated August 28, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (37)
e	(1)	(x)	Amendment No. 23, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (38)
e	(1)	(y)	Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (*)
e	(1)	(z)	Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc. (*)
e	(2)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(4)
e	(3)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(4)
f	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(6)
f	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011.(7)
f	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(8)
g	(1)		Master Custodian Agreement between Registrant and State Street Bank and Trust dated June 1, 2018.(11)
g	(2)		Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant.(3)
h	(1)	(a)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(17)
h	(1)	(b)	Amendment No. 1, dated July 1, 2021, to the Fifth Amended and Restated Transfer Agency and Service Agreement between the Registrant and Invesco Investment Services, Inc. dated July 1, 2020.(21)
h	(2)	(a)	Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (17)
h	(2)	(b)	Amendment No. 1, dated August 5, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (17)
h	(2)	(c)	Amendment No. 2, dated September 30, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (17)
h	(2)	(d)	Amendment No. 3, dated December 22, 2020, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (17)
h	(2)	(e)	Amendment No. 4, dated February 28, 2022, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (35)
h	(2)	(f)	Amendment No. 5, dated February 10, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (35)
h	(2)	(g)	Amendment No. 6, dated April 24, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (35)
h	(2)	(h)	Amendment No. 7, dated June 14, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (35)
h	(2)	(i)	Amendment No. 8, dated September 21, 2023, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Invesco Advisers, Inc. and Registrant. (35)

Exhibit Number			Description
h	(3)
Shareholder Sub‑Accounting Services Agreement, dated as of October 1, 1993, among the Registrant, First Data
Investor Services Group (formerly The Shareholder Services Group, Inc.), Financial Data Services, Inc. and Merrill
Lynch Pierce Fenner & Smith, Inc.(1)

h	(4)		Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(7)
h	(5)		Memorandum of Agreement, dated December 10, 2024, regarding expense limitations, between Registrant and Invesco Advisers, Inc. (38)
h	(6)		Memorandum of Agreement, dated December 10, 2024, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (38)
h	(7)		Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc. (9)
h	(8)		Form of Rule 12d1-4 Fund of Funds Investment Agreement. (21)
i			Legal Opinion - None
j			Consent of PricewaterhouseCoopers LLP. (*)
k			Omitted Financial Statements – Not Applicable.
l	(1)	(a)	Initial Capitalization Agreement, dated as of July 1, 1994, for AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund.(1)
l	(1)	(b)	Initial Capitalization Agreement, dated November 3, 1997, for AIM Asian Growth Fund and AIM European Development Fund.(2)
l	(1)	(c)	Initial Capitalization Agreement, dated September 28, 2007, for Institutional Class shares of AIM Global Aggressive Growth Fund and AIM Global Growth Fund.(3)
l	(1)	(d)
Initial Capitalization Agreement, dated October 2, 2008, for Class Y shares of AIM Asia Pacific Growth Fund, AIM
European Growth Fund, AIM Global Growth Fund, AIM Global Small & Mid Cap Growth Fund, AIM International
Core Equity Fund and AIM International Growth Fund.(4)

l	(1)	(e)	Initial Capitalization Agreement, dated August 1, 2012, for Invesco Global Opportunities Fund and Invesco Select Opportunities Fund. (5)
m	(1)	(a)	Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)
m	(1)	(b)	Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)
m	(1)	(c)	Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)
m	(1)	(d)	Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (29)
m	(1)	(e)	Amendment No. 4 dated April 24, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (30)
m	(1)	(f)	Amendment No. 5 dated March 16, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (30)
m	(1)	(g)	Amendment No. 6 dated September 21, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (28)
m	(1)	(h)	Amendment No. 7 dated December 19, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (35)
m	(1)	(i)	Amendment No. 8 dated April 29, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (37)

Exhibit Number			Description
m	(1)	(j)	Amendment No. 9 dated June 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (37)
m	(1)	(k)	Amendment No. 10 dated September 11, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (38)
m	(1)	(l)	Amendment No. 11 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (38)
m	(1)	(m)	Amendment No. 12 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022. (*)
m	(2)	(a)	Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (24)
m	(2)	(b)	Amendment No. 1, dated February 10, 2023, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (29)
m	(2)	(c)	Amendment No. 2, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (37)
m	(2)	(d)	Amendment No. 3, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022. (*)
m	(3)	(a)	Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (24)
m	(3)	(b)	Amendment No. 1 dated March 16, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (31)
m	(3)	(c)	Amendment No. 2 dated December 19, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (*)
m	(3)	(d)	Amendment No. 3 dated September 10, 2024, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022. (38)
n	(1)		Amended and Restated Multiple Class Plan of the Invesco Family of Funds® effective March 26, 2024.(33)
o			Reserved.
p	(1)
Code of Ethics and Personal Trading Policy for North America dated January 2025 relating to Invesco Advisers, Inc.,
Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (40)

p	(2)		Code of Ethics and Personal Trading Policy for EMEA dated January 2025, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (40)
p	(3)		Code of Ethics and Personal Trading Policy for APAC, dated January 2025, relating to Invesco Asset Management (Japan) Limited and Invesco Hong Kong Limited. (40)
q			Powers of Attorney for Brown, Deckbar, Hostetler, Jones, Krentzman, Kupor, LaCava, Liddy, Mathai-Davis, Motley, Perkin, Ressel, Sharp and Vandivort dated December 18, 2024. (39)
101.INS			XBRL Instance Document- the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
101.SCH			XBRL Taxonomy Extension Schema Document
101.CAL			XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF			XBRL Taxonomy Extension Definition Linkbase Document
101.LAB			XBRL Taxonomy Extension Labels Linkbase Document
101.PRE			XBRL Taxonomy Extension Presentation Linkbase Document

(1)
Incorporated by reference to PEA No. 9, filed on February 28, 1996.
(2)
Incorporated by reference to PEA No. 14, filed on February 20, 1998.
(3)
Incorporated by reference to PEA No. 39, filed on February 6, 2008.
(4)
Incorporated by reference to PEA No. 43, filed on December 18, 2009.

(5)
Incorporated by reference to PEA No. 58, filed on February 26, 2013.
(6)
Incorporated by reference to PEA No. 60, filed on February 26, 2014.
(7)
Incorporated by reference to PEA No. 62, filed on February 25, 2015.
(8)
Incorporated by reference to PEA No. 66, filed on February 24, 2016.
(9)
Incorporated by reference to PEA No. 70, filed on February 24, 2017.
(10)
Incorporated by reference to PEA No. 74, filed on June 6, 2017.
(11)
Incorporated by reference to PEA No. 82, filed on February 27, 2019.
(13) Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.
(14)
Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.
(15)
Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.
(16)
Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 11, 2020.
(17)
Incorporated by reference to PEA No. 101, filed on February 26, 2021.
(18)
Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.
(19)
Incorporated by reference to PEA No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 30, 2021.
(20)
Incorporated by reference to PEA No. 85 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-1A, filed on September 8, 2021.
(21)
Incorporated by reference to PEA No. 102, filed on February 25, 2022.
(22)
Incorporated by reference to PEA No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022.
(23)
Incorporated by reference to PEA No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 15, 2022.
(24)
Incorporated by reference to PEA No. 121 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2022.
(25)
Incorporated by reference to PEA No. 177 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 21, 2023.
(26)
Incorporated herein by reference to Post-Effective Amendment No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 28, 2023.
(27)
Incorporated herein by reference to Post-Effective Amendment No. 108 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2023.
(28)
Incorporated herein by reference to Post-Effective Amendment No. 189 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 14, 2023.
(29)
Incorporated herein by reference to Post-Effective Amendment No. 143 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on February 28, 2023.
(30)
Incorporated herein by reference to Post-Effective Amendment No. 122 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2023.
(31)
Incorporated by reference to Post-Effective Amendment No. 95 to AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) Registration Statement on Form N-1A, filed on June 27, 2023.
(32)
Incorporated by reference to Post-Effective Amendment No. 191 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on February 2, 2024.
(33)
Incorporated by reference to Post-Effective Amendment No. 94 to Short-Term Investments Trust Registration Statement on Form N-1A on March 28, 2024.
(34)
Incorporated by reference to PEA No. 109 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 28, 2024.
(35)
Incorporated by reference to PEA No. 104, filed on February 27, 2024.
(36)
Incorporated herein by reference to Post-Effective Amendment No. 198 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 27, 2024.
(37)
Incorporated by reference to PEA No. 105, filed on October 10, 2024.
(38)
Incorporated by reference to Post-Effective Amendment No. 203 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on December 19, 2024.
(39)
Incorporated herein by reference to Post-Effective Amendment No. 205 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A on January 31, 2025.
(40)
Incorporated by reference to Pre-Effective Amendment No. 1 to Invesco Senior Income Trust Registration Statement of Form N-2, filed on February 7, 2025
(*)
Filed herewith electronically.
Item 29. Persons Controlled by or Under Common Control with the Fund.
None.

Item 30. Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fifth Amended and Restated Agreement, as amended, and Declaration of Trust and Article VIII of its Bylaws and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fifth Amended and Restated Agreement and Declaration of Trust, effective as of September 20, 2022, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management, LLC and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser.
The only employment of a substantial nature of Invesco’s directors and officers is with Invesco and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Capital Management, LLC and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the discussion under the caption “Fund Management – The Adviser(s)” in each Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32. Principal Underwriters.
(a) Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund
Invesco Management Trust
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust
Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust
Invesco Exchange-Traded Fund Trust II
Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rocco Benedetto	None	Senior Vice President
David Borrelli	None	Senior Vice President
Ken Brodsky	None	Senior Vice President
George Fahey	None	Senior Vice President
Mark W. Gregson	None	Chief Financial Officer
Trisha B. Hancock	None	Chief Compliance Officer & Senior Vice President
Eliot Honaker	None	Senior Vice President
Greg Ketron	None	Treasurer
Brian Kiley	None	Senior Vice President
Brian Levitt	None	Senior Vice President

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
John McDonough	None	Director, President & Chief Executive Officer
Kevin Neznek	None	Senior Vice President
Melanie Ringold	Secretary, Senior Vice President & Chief Legal Officer	Secretary
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Terry Gibson Vacheron	None	Executive Vice President
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
*
The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Houston, Texas 77046-1173.
(c) Not applicable.
Item 33. Location of Accounts and Records.
Invesco Advisers, Inc., 1331 Spring Street NW, Suite 2500, Atlanta, Georgia 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, Missouri 64121-9078.
Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH An der Welle 5, 1st Floor Frankfurt, Germany 60322

Invesco Asset Management Ltd. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG91HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114 Japan

Invesco Hong Kong Limited 45F Jardine House 1 Connaught Place Central, Hong KongP.R.C.

Invesco Senior Secured Management, Inc. 225 Liberty Street New York, NY 10281

Invesco Canada Ltd. 16 York Street Suite 1200 Toronto, Ontario Canada M5J 0E6

Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

OppenheimerFunds, Inc. 225 Liberty Street New York, NY 10281
Item 34. Management Services.
None.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 27th day of February, 2025.
AIM INTERNATIONAL MUTUAL FUNDS (INVESCO INTERNATIONAL MUTUAL FUNDS)
By:	/s/ Glenn Brightman
(Glenn Brightman)
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Glenn Brightman	President	February 27, 2025
(Glenn Brightman)	(Principal Executive Officer)
/s/ Beth Ann Brown*	Chair and Trustee	February 27, 2025
(Beth Ann Brown)
/s/ Carol Deckbar*	Trustee	February 27, 2025
(Carol Deckbar)
/s/ Cynthia Hostetler*	Trustee	February 27, 2025
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	February 27, 2025
(Eli Jones)
/s/ Elizabeth Krentzman*	Trustee	February 27, 2025
(Elizabeth Krentzman)
/s/ Jeffrey H. Kupor*	Trustee	February 27, 2025
(Jeffrey H. Kupor)
/s/ Anthony J. LaCava, Jr.*	Trustee	February 27, 2025
(Anthony J. LaCava, Jr.)
/s/ James Liddy*	Trustee	February 27, 2025
(James Liddy)
/s/ Prema Mathai-Davis*	Trustee	February 27, 2025
(Prema Mathai-Davis)
/s/ Joel W. Motley*	Trustee	February 27, 2025
(Joel W. Motley)
/s/ Edward Perkin*	Trustee	February 27, 2025
(Edward Perkin)
/s/ Teresa M. Ressel*	Trustee	February 27, 2025
(Teresa M. Ressel)
/s/ Douglas Sharp*	Trustee	February 27, 2025
(Douglas Sharp)
/s/ Daniel S. Vandivort*	Trustee	February 27, 2025
(Daniel S. Vandivort)

SIGNATURE	TITLE	DATE
/s/ Adrien Deberghes	Vice President &	February 27, 2025
(Adrien Deberghes)	Treasurer (Principal Financial Officer)
/s/ Glenn Brightman		February 27, 2025
(Glenn Brightman)
Attorney-In-Fact
*Glenn Brightman, pursuant to powers of attorney dated January 26, 2024, incorporated herein by reference to Post-Effective Amendment No. 191 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on February 2, 2024.

Exhibit Index
a(1)(b)	Amendment No 1, effective February 10, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022.
a(1)(c)	Amendment No 2, effective April 24, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022.
a(1)(d)	Amendment No 3, effective July 28, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022.
a(1)(e)	Amendment No 4, effective September 21, 2023, to the Fifth Amended and Restated Declaration of Trust of Registrant dated September 20, 2022.
d(1)(j)	Amendment No. 9, dated September 11, 2024, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between the Registrant and Invesco Advisers, Inc.
d(3)(v)	Amendment No. 21, dated December 19, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020.
d(4)(v)	Amendment No. 21, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020.
d(4)(w)
Termination Agreement dated December 25, 2024, with respect to the Amended and Restated Sub-Advisory Contract –
Invesco Advisers, Inc and Invesco Asset Management (India) Private Limited dated July 1, 2020.

d(5)(j)	Amendment No. 9, dated September 10, 2024, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.
e(1)(y)	Amendment No. 24, dated September 11, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc.
e(1)(z)	Amendment No. 25, dated September 10, 2024, to the Amended and Restated Master Distribution Agreement, dated July 1, 2020, by and between the Registrant and Invesco Distributors, Inc.
(j)	Consent of PricewaterhouseCoopers LLP.
m(1)(m)	Amendment No. 12 dated September 10, 2024, to the Fifth Amended and Restated Distribution and Service Plan (Compensation), effective July 1, 2022.
m(2)(d)	Amendment No. 3, dated September 11, 2024, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022.
m(3)(c)	Amendment No. 2 dated December 19, 2023, to the Second Amended and Restated Service Plan (Reimbursement), effective July 1, 2022.

101.INS	XBRL Instance Document- the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document